As filed with the Securities and Exchange Commission on May 1, 2013

Registration Nos. 033-95354
and 811-09080

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 24	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 54	X

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
(Exact Name of Registrant)

KANSAS CITY LIFE INSURANCE COMPANY
(Name of Depositor)

3520 Broadway, Kansas City, Missouri 64111-2565
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:  (816) 753-7000

A. Craig Mason Jr.
Kansas City Life Insurance Company
3520 Broadway, Kansas City, Missouri 64111-2565
(Name and Address of Agent for Service)

Copy to:
Stephen E. Roth
Sutherland Asbill & Brennan LLP
700 Sixth Street, NW, Suite 700, Washington, DC 20001-3980

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b) of Rule 485

   X     on May 1, 2013 pursuant to paragraph (b) of Rule 485

___  60 days after filing pursuant to paragraph (a)(1) of Rule 485

___  on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered:  Units of interest in a separate account under individual flexible premium variable life insurance contracts.

CENTURY II VARIABLE UNIVERSAL LIFE PROSPECTUS

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT OF

KANSAS CITY LIFE INSURANCE COMPANY

Street Address:	Send correspondence to:
3520 Broadway	Variable Administration
Kansas City, Missouri 64111-2565	P.O. Box 219364
Telephone (816) 753-7000	Kansas City, Missouri 64121-9364
Telephone (800) 616-3670

This Prospectus describes an individual flexible premium variable life insurance contract  (“Contract”) offered by Kansas City Life Insurance Company (“Kansas City Life”).  We have provided a definitions section at the end of this Prospectus for your reference as you read.

The Contract is designed to provide insurance protection on the person named.  The Contract also provides you the opportunity to allocate your premiums to one or more divisions (“Subaccounts”) of the Kansas City Life Variable Life Separate Account (“Variable Account”) or the Fixed Account.  The assets of each Subaccount are invested in a corresponding portfolio (“Portfolio”) of a designated mutual fund (“Fund”) as follows:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund – Series I Shares (formerly known as Invesco Van Kampen V.I. American Franchise Fund – Series I Shares)

Invesco V.I. Core Equity Fund – Series I Shares

Invesco V.I. Technology Fund – Series I Shares

American Century Variable Portfolios, Inc.

American Century VP Capital Appreciation Fund – Class I

American Century VP Income & Growth Fund – Class I

American Century VP International Fund – Class I

American Century VP Mid Cap Value Fund – Class I

American Century VP Ultra® Fund – Class I

American Century VP Value Fund – Class I

American Century Variable Portfolios II, Inc.

American Century VP Inflation Protection Fund – Class II

Calamos® Advisors Trust

Calamos Growth and Income Portfolio

Columbia Funds Variable Insurance Trust I

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)
(formerly Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2))

Columbia Funds Variable Series Trust II

Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)

Dreyfus Variable Investment Fund

Appreciation Portfolio – Initial Shares

Opportunistic Small Cap Portfolio – Initial Shares

Dreyfus Stock Index Fund, Inc. – Initial Shares

The Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares

Federated Insurance Series

Federated Managed Tail Risk Fund II (formerly
Federated Capital Appreciation Fund II)

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity® Variable Insurance Products Contrafund® Portfolio

VIP Contrafund® Portfolio – Service Class 2

Fidelity® Variable Insurance Products

VIP Freedom Income Portfolio – Service Class 2

VIP Freedom 2010 Portfolio – Service Class 2

VIP Freedom 2015 Portfolio – Service Class 2

VIP Freedom 2020 Portfolio – Service Class 2

VIP Freedom 2025 Portfolio – Service Class 2

VIP Freedom 2030 Portfolio – Service Class 2

VIP Freedom 2035 Portfolio – Service Class 2

VIP Freedom 2040 Portfolio – Service Class 2

VIP Freedom 2045 Portfolio – Service Class 2

VIP Freedom 2050 Portfolio – Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Global Real Estate Securities Fund – Class 2

Franklin Small-Mid Cap Growth Securities Fund – Class 2

Templeton Developing Markets Securities Fund – Class 2

Templeton Foreign Securities Fund – Class 2

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares

JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares

JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares

MFS® Variable Insurance Trust

MFS® Growth Series – Initial Class Shares

MFS® Research Series – Initial Class Shares

MFS® Research Bond Series – Initial Class Shares

MFS® Strategic Income Series – Initial Class Shares

MFS® Total Return Series – Initial Class Shares

MFS® Utilities Series – Initial Class Shares

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares
(formerly TOPSTM Protected Balanced ETF Portfolio – Class 2 Shares)

TOPS®Managed Risk Growth ETF Portfolio – Class 2 Shares (formerly
TOPSTM Protected Growth ETF Portfolio – Class 2 Shares)

TOPS®Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares
(formerly TOPSTM Protected Moderate Growth ETF Portfolio – Class 2 Shares)

The accompanying prospectuses for the Funds describe these portfolios.  The value of amounts allocated to the Variable Account (prior to the date the Contract matures) will vary according to the investment performance of the Portfolios of the Funds.  You bear the entire investment risk of amounts allocated to the Variable Account.  Another choice available for allocation of premiums is our Fixed Account.  The Fixed Account is part of Kansas City Life’s general account.  It pays interest at declared rates guaranteed to equal or exceed 4%.

The Contract also offers you the flexibility to vary the amount and timing of Premium Payments and to change the amount of death benefit payable.  This flexibility allows you to provide for your changing insurance needs under a single insurance contract.

You can select from two Coverage Options available under the Contract:

•	Option A: a level death benefit; and
•	Option B: a death benefit that fluctuates with the value of the Contract.

We guarantee that the Death Proceeds will never be less than a specified amount of insurance (less any outstanding loans and past due charges) as long as you pay sufficient premiums to keep the Contract in force.

The Contract provides for a value that you can receive by surrendering the Contract.  There is no guaranteed minimum value.  If the value is insufficient to cover the charges due under the Contract, the Contract will lapse without value.  It may not be advantageous to replace existing insurance.  Within certain limits, you may return the Contract or exercise a no-fee transfer right.

This Prospectus and the accompanying Fund prospectuses provide important information you should have before deciding to purchase a Contract.  Please keep these for future reference.

The Subaccounts and the Fixed Account are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are federally insured by the Federal Deposit Insurance Corporation or any other government agency.  An investment in the Contract involves certain risks including the loss of Premium Payments (principal).

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2013.

PROSPECTUS CONTENTS

SUMMARY OF THE CONTRACT	1
CONTRACT BENEFITS	1
CONTRACT RISKS	3
PORTFOLIO RISKS	4
FEE TABLE	4
RANGE OF PORTFOLIO OPERATING EXPENSES	10
ANNUAL PORTFOLIO OPERATING EXPENSES	10
GENERAL INFORMATION ABOUT KANSAS CITY LIFE	17
KANSAS CITY LIFE INSURANCE COMPANY	17
FIXED ACCOUNT	17
THE VARIABLE ACCOUNT AND THE FUNDS	17
KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT	17
THE FUNDS	18
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS	24
VOTING RIGHTS	24
CHARGES AND DEDUCTIONS	25
PREMIUM EXPENSE CHARGE	25
MONTHLY DEDUCTION	25
DAILY MORTALITY AND EXPENSE RISK CHARGE	27
TRANSFER PROCESSING FEE	27
SURRENDER CHARGE	27
PARTIAL SURRENDER FEE	29
NET LOAN INTEREST CHARGE	29
FUND EXPENSES	29
THE CONTRACT	29
PURCHASING A CONTRACT	29
WHO SHOULD PURCHASE A CONTRACT	29
APPLYING FOR A CONTRACT	30
OWNERSHIP	30
CHANGES OF OWNERSHIP	30
DETERMINATION OF CONTRACT DATE	30
REPLACEMENT OF EXISTING INSURANCE	31
FREE LOOK RIGHT TO CANCEL CONTRACT	31
ALLOCATIONS AND TRANSFERS	32
PREMIUM ALLOCATIONS AND CREDITING	32
TRANSFER PRIVILEGE	32
DOLLAR COST AVERAGING PLAN	34
PORTFOLIO REBALANCING PLAN	34
CHANGES IN THE CONTRACT OR BENEFITS	35
SUPPLEMENTAL AND/OR RIDER BENEFITS	35
ADDITIONAL SUPPLEMENTAL AND/OR RIDER BENEFITS	43
PREMIUM PAYMENTS	44
PREMIUMS	44
PREMIUM PAYMENTS TO PREVENT LAPSE	45
HOW YOUR CONTRACT VALUES VARY	46
BONUS ON CONTRACT VALUE IN THE VARIABLE ACCOUNT	46
DETERMINING THE CONTRACT VALUE	46
CASH SURRENDER VALUE	47
COMPANY HOLIDAYS	47

DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT	47
AMOUNT OF DEATH PROCEEDS	47
COVERAGE OPTIONS	48
INITIAL SPECIFIED AMOUNT AND COVERAGE OPTION	48
CHANGES IN COVERAGE OPTION	48
CHANGES IN SPECIFIED AMOUNT	48
SELECTING AND CHANGING THE BENEFICIARY	49
CASH BENEFITS	50
CONTRACT LOANS	50
SURRENDERING THE CONTRACT FOR CASH SURRENDER VALUE	51
PARTIAL SURRENDERS	51
MATURITY BENEFIT	52
PAYMENT OPTIONS	52
PAYMENT OF PROCEEDS	52
UNCLAIMED PROPERTY LAWS	53
REINSTATEMENT	53
TAX CONSIDERATIONS	54
INTRODUCTION	54
TAX STATUS OF THE CONTRACT	54
TAX TREATMENT OF CONTRACT BENEFITS	54
POSSIBLE TAX LAW CHANGES	57
OUR INCOME TAXES	57
OTHER INFORMATION ABOUT THE CONTRACTS AND KANSAS CITY LIFE	58
SALE OF THE CONTRACTS	58
TELEPHONE, FACSIMILE, ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS	59
LITIGATION	59
CHANGE OF ADDRESS NOTIFICATION	60
FINANCIAL STATEMENTS	60
DEFINITIONS	61
APPENDIX – MAXIMUM SURRENDER CHARGE FACTORS	64
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS	65

SUMMARY OF THE CONTRACT

The Contract is an individual Flexible Premium Variable Life Insurance Contract.  As long as it remains in force it provides lifetime insurance protection on the Insured until the Maturity Date.  You pay Premiums for insurance coverage.  The Contract also provides for accumulation of Premiums and a Cash Surrender Value if the Contract terminates.  The Cash Surrender Value, if any, during the early years of the Contract is likely to be much lower than the Premiums paid.

The Contract is built around its Contract Value.  The Contract Value will increase or decrease depending on the investment performance of the Subaccounts, the amount of interest we credit to the Fixed Account, the Premiums you pay, the Contract fees and charges we deduct, and the effect of any Contract transactions (such as transfers, partial surrenders, and loans).  We do not guarantee any minimum Contract Value.  You could lose some or all of your money.

This summary describes the Contract’s important benefits and risks.  The sections in the Prospectus following this summary discuss the Contract’s benefits and other provisions in more detail.  The “Definitions” section at the end of the Prospectus defines certain words and phrases used in this Prospectus.

The Contract is not available in all states.  This Prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold.  You should rely only on the information contained in this Prospectus or that we have referred you to.  We have not authorized anyone to provide you with information that is different.

We may offer other variable life insurance contracts that have different death benefits, contract features and optional programs.  These contracts would also have different charges that would affect your Subaccount performance and Contract Value.  To obtain more information about these other contracts, contact your registered representative.

NOTE:  Because this is a summary, it does not contain all the information that may be important to you.  You should read this entire Prospectus and the Funds’ prospectuses carefully before investing.

CONTRACT BENEFITS

Death Benefits.  We pay a death benefit to the Beneficiary if the Insured dies while the Contract is in force and prior to the Contract’s Maturity Date.  We pay the death benefit when we receive satisfactory proof at our Home Office of the Insured’s death.

•	Death benefits are available as lump sum or under a variety of payment options.

•	The Minimum Specified Amount is $100,000 for issue ages 0-49 and $50,000 for issue ages 50-80. We may allow these minimum limits to be reduced. (See “APPLYING FOR A CONTRACT”)

•	There are two Coverage Options available:

•	Option A--at least equal to the Specified Amount.
•	Option B--at least equal to the Specified Amount plus Contract Value. (See “COVERAGE OPTIONS”)

•
There is flexibility to change the Coverage Option and Specified Amount.  (See “CHANGES IN COVERAGE OPTION” for rules and limits)  Changing the Coverage Option or Specified Amount may have tax consequences.

•	We deduct any Indebtedness from the amount payable.

Cash Benefits

•
Contract Loans.  You may take loans for amounts up to the Cash Surrender Value less loan interest to the next Contract Anniversary.  A 6% annual effective interest rate applies.  Currently, a preferred loan is available in the 11th Contract Year.  Loans reduce the amount available for allocations and transfers.  Loans may have tax consequences. (See "TAX CONSIDERATIONS”)

•	Full Surrender. You may surrender your Contract at any time for its Cash Surrender Value. A surrender charge may apply. Surrendering the Contract may have tax consequences. (See "TAX CONSIDERATIONS”)

•
Partial Surrender.  Partial surrenders generally are available provided you have enough remaining Cash Surrender Value.  A partial surrender fee applies.  We will assess a surrender charge for any resulting reduction in the Specified Amount.  Partial surrenders may have adverse tax consequences.  (See "TAX CONSIDERATIONS”)

•
Transfers. You may transfer amounts among the Subaccounts and the Fixed Account, subject to certain restrictions.  There is no limit on the number of transfers you can make between the Subaccounts or to the Fixed Account.  The first six transfers during each Contract Year are free.  After the first six transfers, we will assess a $25 Transfer Processing Fee.  Unused free transfers do not carry over to the next Contract Year.  We will deduct any Transfer Processing Fee from the remaining Contract Value.

Tax Benefits.  We intend for the Contract to satisfy the definition of life insurance under the Internal Revenue Code.  Therefore, the death benefit generally should be excludable from the gross income of its recipient, but may be subject to state and federal estate taxes.  Similarly, you should not be deemed to be in constructive receipt of the Contract Value, and therefore should not be taxed on increases in the Contract Value, until you take out a loan or partial surrender, surrender the Contract, or we pay the maturity benefit.  In addition, transfers of Contract Value among the Subaccounts and/or the Fixed Account are not taxable transactions. (See "TAX CONSIDERATIONS”)

Free Look Right to Cancel.  For a limited time, you have the right to cancel your Contract and receive a refund.  (See "FREE LOOK RIGHT TO CANCEL CONTRACT")  During this "free-look" period, we will allocate Premiums to the Federated Prime Money Fund II Subaccount for 30 days.  (See "PREMIUM ALLOCATIONS AND CREDITING")  For a limited time after requesting an increase in the Contract's amount of insurance coverage, you may cancel the increase and you may be entitled to a refund of certain charges.

Guaranteed Payment Period and Guaranteed Monthly Premium.  If the value is not enough to pay charges due, the Contract will terminate without value after a Grace Period.  (See “PREMIUM PAYMENTS TO PREVENT LAPSE”)  However, we guarantee to keep the Contract in force during the first ten years of the Contract and during the ten years following the effective date of an increase in the Specified Amount as long as you meet a Premium requirement.  (See “GUARANTEED PAYMENT PERIOD AND GUARANTEED MONTHLY PREMIUM”)

Supplemental Benefits.  The following supplemental and/or rider benefits are available and may be added to your Contract.  We will deduct monthly charges for these benefits and/or riders from your Contract Value as part of the Monthly Deduction.  Each is subject to its own requirements as to eligibility and possible additional cost, including processing fee.

•	Disability Continuance of Insurance
•	Disability Premium Benefit Rider
•	Accidental Death Benefit
•	Option to Increase Specified Amount
•	Spouse's Term Insurance
•	Children's Term Insurance
•	Other Insured Term Insurance
•	Extra Protection
•	Monthly Benefit Rider
•	Acceleration of Death Proceeds/Enhanced Living Benefits Rider
•	Accelerated Death Benefit/Living Benefits Rider
•	Accelerated Death Benefit/Terminal Illness Rider
•	Maturity Extension Rider

All of these riders may not be available in all states.  Additional rules and limits apply to these supplemental and/or rider benefits.  Please ask your registered representative for further information or contact the Home Office.

Illustrations.  We may prepare for use in marketing and other materials tables to illustrate hypothetically how certain values under a Contract change with investment performance over an extended period of time.  Such tables illustrate how Contract Values, Cash Surrender Values and death benefits under a Contract covering an Insured of a given Age would vary over time if Planned Premium Payments were paid annually and the return on the assets in each of the Funds were an assumed uniform gross annual rate(s).

Actual returns will fluctuate over time and will be both positive and negative.  The actual values under the Contract could be significantly different from those shown even if actual returns averaged the rates used in the illustrations, but fluctuated over and under those averages throughout the years shown.  Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Contract unless the Owner pays more than the stated Premium.

Such illustrations show Contract Values based on both current charges and guaranteed charges.

CONTRACT RISKS

Investment Risk. If you invest your Contract Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Contract Value will decrease.  In addition, we deduct Contract fees and charges from your Contract Value.  There is no minimum guaranteed Contract Value.  The Contract Value may decrease if the investment performance of the Subaccounts (to which Contract Value is allocated) is negative or is not sufficiently positive to cover the charges deducted under the Contract.  During times of poor investment performance, these deductions will have an even greater impact on your Contract Value.  You could lose everything you invest.  If you allocate net Premiums to the Fixed Account, then we credit your Fixed Account Value with a declared rate of interest.  You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

Risk of Lapse. If the Contract Value is not enough to pay the Monthly Deduction when due, the Contract will terminate without value after a Grace Period.  The purpose of the Grace Period is to give you the chance to pay enough Premiums to keep your Contract in force.  If your Contract does lapse you must pay the required amount before the end of the Grace Period.  The Grace Period is 61 days and starts when we send the notice.  Since the value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds, the specific amount of Premiums required to prevent termination will also vary.  A lapse could result in adverse tax consequences.

Tax Risks.  In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code.  Guidance as to how these requirements are to be applied is limited.  Nevertheless, we believe that Contracts issued on a standard basis should satisfy the applicable requirements.  There is less guidance, however, with respect to Contracts issued on a substandard basis, and such Contracts may not satisfy the applicable requirements in all circumstances, particularly if you pay the full amount of Premiums permitted under the Contract.

Depending on the total amount of Premiums you pay, the Contract may be treated as a modified endowment contract under Federal tax laws.  If a Contract is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the Contract will be taxable as ordinary income to the extent there are earnings in the Contract.  In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before you reach Age 59½.  If the Contract is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income.  Moreover, loans will generally not be treated as distributions, although the tax treatment of preferred loans is unclear.  Finally, neither distributions nor loans from a Contract that is not a modified endowment contract are subject to the 10% penalty tax.  (See “TAX CONSIDERATIONS”)

You should consult a qualified tax adviser for assistance in all Contract-related tax matters.

Risk of Increase in Current Fees and Expenses.  Certain fees and expenses are currently assessed at less than their maximum levels.  We may increase these current charges in the future up to the guaranteed maximum levels.  If fees and expenses are increased, you may need to increase the amount and/or frequency of Premiums to keep the Contract in force.

Surrender and Partial Surrender Risks.  During the first fifteen Contract Years, we will deduct a surrender charge from the Contract Value if the Contract is completely surrendered, lapses, or the Specified Amount is reduced (including when a partial surrender reduces the Specified Amount).  An additional surrender charge and surrender charge period will apply to each portion of the Contract resulting from a Specified Amount increase, starting with the effective date of the increase.  Under some circumstances, the amount of the surrender charge during the first few Contract Years could result in a Cash Surrender Value of zero.

You should purchase the Contract only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Contract if you intend to surrender all or part of the Contract Value in the near future.  We designed the Contract to meet long-term financial goals.  The Contract is not suitable as a short-term investment.

Even if you do not surrender your Contract, surrender charges may play a role in determining whether your Contract will lapse, because surrender charges affect the Cash Surrender Value, which is a measure we use to determine whether your Contract will enter the Grace Period (and possibly terminate).  (See “RISK OF LAPSE”)  A surrender or partial surrender may have tax consequences.  (See “TAX CONSIDERATIONS”)

Loan Risks.  A Contract loan will affect your Contract in several ways over time, whether or not it is repaid, because the investment results of the Subaccounts may be less than (or greater than) the net interest rate credited on the amount transferred to the Loan Account securing the loan.

•
Your Contract Value, by comparison to a Contract under which no loan has been made, will be less if the Fixed Account interest rate is less than the investment return of the applicable Subaccounts (and greater if the Fixed Account interest rate is higher than the investment return of the applicable Subaccounts).

•	A Contract loan increases the risk that the Contract will terminate, since a loan decreases the Cash Surrender Value.
•	If the death benefit becomes payable while a Contract loan is outstanding, the loan balance will be deducted in calculating the Death Proceeds.

A loan may have tax consequences.  In addition, if you surrender the Contract or allow it to lapse while a Contract loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.  (See "TAX CONSIDERATIONS")

Risk of Frequent Transfers.  We have policies and procedures that attempt to detect frequent, large, programmed, or short-term transfers among the Subaccounts that may adversely affect other Owners and persons with rights under the Contracts.  We employ various means to try to detect such transfer activity, but the detection and deterrence of harmful trading activity involves judgments that are inherently subjective.  Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection.  Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests under the Contracts.  In addition, we cannot guarantee that the Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Funds.

PORTFOLIO RISKS

A comprehensive discussion of the risks of each Fund Portfolio may be found in each Portfolio’s prospectus.  Please refer to the Portfolios’ prospectuses for more information.

There is no assurance that any Portfolio will achieve its stated investment objective.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes transaction fees that you will pay at the time that you pay Premiums, make partial surrenders, transfer Contract Value among the Subaccounts and the Fixed Account, completely surrender the Contract, the Contract lapses, or the Specified Amount is reduced (including when a partial surrender reduces the Specified Amount).  If the amount of a charge depends on the personal characteristics of the Insured under the Contract, the fee table lists the minimum and maximum charges we assess under the Contract and the fees and charges of a representative Contract with an Insured having the characteristics described for that charge.  These minimum, maximum and representative charges may assist you in understanding the range of possible charges, as well as the charge an Owner may typically pay, but these charges may not be representative of the amount you will actually pay under the Contract.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge1	Current Charge1
Premium Expense Charge
State and Local Tax Charge	Upon receipt of each Premium Payment	2.25% of each Premium Payment	2.25% of each Premium Payment
Surrender Charge2
Deferred Sales Load	Upon surrender, lapse, or decrease in the Specified Amount during the first 15 Contract Years3	30% of actual Premiums paid up to a maximum Premium amount shown in the Contract4	30% of actual Premiums paid up to a maximum Premium amount shown in the Contract4
Deferred Administrative Expense	Upon surrender, lapse, or decrease in the Specified Amount during the first 15 Contract Years5	$5.00 per $1,000 of Specified Amount6	$5.00 per $1,000 of Specified Amount6
Partial Surrender Fee	Upon each partial surrender	The lesser of 2% of the amount surrendered or $25	The lesser of 2% of the amount surrendered or $25
Transfer Processing Fee	Upon each transfer over 6 in a Contract Year	$25 per transfer	$25 per transfer

1 For each type of charge, the guaranteed charge and the current charge are shown.  The guaranteed charge is the maximum amount permitted by the Contract while the current charge is the amount currently charged.
2 The surrender charge is the sum of the deferred sales load and the deferred administrative expense.
3 If you increase the Contract’s Specified Amount, a separate deferred sales load will apply to the Specified Amount increase, based on the Insured’s Age and sex at the time of the increase.
4 During the first 15 Contract Years (or the 15 years following an increase in Specified Amount), the deferred sales load is 30% of actual Premiums paid up to a maximum Premium amount shown in the Contract.  We base the maximum Premium amount shown in a Contract on the issue age, sex, Specified Amount and smoking class of the Insured.  The deferred sales load decreases after the 9th Contract Year to 0% in the 15th Contract Year.
5 If you increase the Contract’s Specified Amount, a separate deferred administrative expense will apply to the Specified Amount increase, based on the Insured’s Age and sex at the time of the increase.
6 During the first 5 Contract Years, the deferred administrative expense is $5.00 per $1,000 of Specified Amount and grades down to zero at the end of 15 years as shown below:

End of Contract Year	1-5	6	7	8	9	10	11	12	13	14	15
Charge per $1,000 of Specified Amount:	$5.00	$4.50	$4.00	$3.50	$3.00	$2.50	$2.00	$1.50	$1.00	$0.50	$0.00

End of Contract Year means completed Contract Years or number of completed years following an increase in Specified Amount.  The deferred administrative expense applies at the end of each Contract Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.  If the amount of a charge depends on the personal characteristics of the Insured under the Contract, the fee table lists the minimum and maximum charges we assess under the Contract depending on whether the Insured had the most favorable or least favorable characteristics, respectively.  The table also lists the fees and charges of a typical Contract with a Specified Amount and with an Insured having the characteristics described for that charge.  These charges may not be typical of the charges you will pay.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge1	Current Charge1
Cost of Insurance7
Minimum and Maximum Charge	On the Allocation Date and each Monthly Anniversary Day	$0.06 - $26.63 per $1,000 of net amount at risk8	$0.05 - $26.63 per $1,000 of net amount at risk8
Charge for a 37 year-old male Preferred Nonsmoker and a Contract with a $200,000 Specified Amount during the first Contract Year	On the Allocation Date and each Monthly Anniversary Day	$0.16 per $1,000 of net amount at risk8	$0.16 per $1,000 of net amount at risk8
Monthly Expense Charge9
Maintenance Charge	On the Contract Date and on each Monthly Anniversary Day	$6.00	$6.00
Acquisition Charge	On the Contract Date and on each Monthly Anniversary Day for the first Contract Year10	$20.00	$20.00
Mortality and Expense Risk Charge	Daily	Annual rate of 0.90% of the average daily net assets of each Subaccount you are invested in	Annual rate of 0.90% of the average daily net assets of each Subaccount you are invested in
Net Loan Interest Charge11	At the end of each Contract Year	2%	2%

7 Costs of insurance charges vary based on the Insured’s Age, sex, number of completed Contract Years, Specified Amount, risk class, and other factors.  The charge generally is higher for less favorable risk classes and increases as the Insured ages.  The cost of insurance charges shown in the table may not be typical of the charges you will pay.  We guarantee that the cost of insurance rates will not exceed the maximum cost of insurance rates set forth in your Contract.  More detailed information concerning your cost of insurance charges is available on request from our Home Office.
8 The net amount at risk on a Monthly Anniversary Day is the difference between the death benefit and the Contract Value.
9 The monthly expense charge is the sum of the maintenance charge and the acquisition charge.
10 The acquisition charge is also assessed for 12 months following the effective date of an increase in Specified Amount.
11 The maximum guaranteed and current net cost of loans is 2% annually.  The net cost of a loan is the difference between the rate of interest charged on any Indebtedness (6%) and the amount credited to the Loan Account (4%). Preferred loans are available beginning in the eleventh Contract Year.  We credit the amount in the Loan Account securing a preferred loan with interest at an effective annual rate of 6%.  Therefore, the net cost of a preferred loan is 0% per year.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge1	Current Charge1
Optional Rider Charges12
Disability Continuance of Insurance
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.01 - $0.52 per $1,000 of net amount at risk8	$0.01 - $0.32 per $1,000 of net amount at risk8
Charge for a 37 year-old male Preferred Nonsmoker and a Contract with a $200,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.03 per $1,000 of net amount at risk8	$0.01 per $1,000 of net amount at risk8
Disability Premium Benefit Rider
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.08 - $0.32 per $1.00 of rider coverage amount	$0.04 - $0.15 per $1.00 of rider coverage amount
Charge for a 37 year-old male Preferred Nonsmoker and a Contract with a $200,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.09 per $1.00 of rider coverage amount	$0.04 per $1.00 of rider coverage amount
Accidental Death Benefit
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.08 - $0.16 per $1,000 of rider coverage amount	$0.08 - $0.16 per $1,000 of rider coverage amount
Charge for a 37 year-old male Preferred Nonsmoker and a Contract with a $200,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.09 per $1,000 of rider coverage amount	$0.09 per $1,000 of rider coverage amount
Option to Increase Specified Amount
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.05 - $0.18 per $1,000 of rider coverage amount	$0.05 - $0.18 per $1,000 of rider coverage amount
Charge for a 37 year-old male Preferred Nonsmoker and a Contract with a $200,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.18 per $1,000 of rider coverage amount	$0.18 per $1,000 of rider coverage amount

12 Charges for most of the riders vary based on the Insured’s issue or actual Age, sex, and risk class, and may vary based on Contract Year and base Specified Amount or net amount at risk.  Charges based on risk classes are generally higher for less favorable risk classes, and charges based on actual Age may increase as the Insured ages.  The rider charges shown in the table may not be typical of the charges you will pay.  Your Contract’s specifications page will indicate the rider charges applicable to your Contract, and more detailed information concerning these rider charges is available on request from our Service Center.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge1	Current Charge1
Spouse's Term Insurance
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$1.45 - $1.87 per $1,000 of rider coverage amount	$1.45 - $1.87 per $1,000 of rider coverage amount
Charge for a 37 year-old male Preferred Nonsmoker and a Contract with a $200,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$1.45 per $1,000 of rider coverage amount	$1.45 per $1,000 of rider coverage amount
Children's Term Insurance	On rider’s effective date and on each Monthly Anniversary Day	$0.50 per $1,000 of rider coverage amount	$0.50 per $1,000 of rider coverage amount
Other Insured Term Insurance
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.06 - $26.63 per $1,000 of rider coverage amount	$0.06 - $26.63 per $1,000 of rider coverage amount
Charge for a 37 year-old male Preferred Nonsmoker and a Contract with a $200,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.16 per $1,000 of rider coverage amount	$0.16 per $1,000 of rider coverage amount
Extra Protection Rider
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.06 - $26.63 per $1,000 of rider coverage amount	$0.05 - $20.36 per $1,000 of rider coverage amount
Charge for a 37 year-old male Preferred Nonsmoker and a Contract with a $200,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.16 per $1,000 of rider coverage amount	$0.09 per $1,000 of rider coverage amount
Monthly Benefit Rider
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.38 - $22.56 per $100 of coverage amount	$0.31 - $22.05 per $100 of coverage amount
Charge for a 37 year-old male Preferred Nonsmoker and a Contract with a $200,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$1.73 per $100 of coverage amount for a 20 year payout	$1.41 per $100 of coverage amount for a 20 year payout

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge1	Current Charge1
Acceleration of Death Proceeds/Enhanced Living Benefits Rider
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.06 - $15.00 per $1,000 of net amount at risk8 multiplied by the Benefit Base divided by the Specified Amount of the Contract	$0.01 - $0.28 per $1,000 of net amount at risk8 multiplied by the Benefit Base divided by the Specified Amount of the Contract
Charge for a 37 year-old male Preferred Nonsmoker and a Contract with a $200,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.08 per $1,000 of net amount at risk8 multiplied by the Benefit Base divided by the Specified Amount of the Contract	$0.02 per $1,000 of net amount at risk8 multiplied by the Benefit Base divided by the Specified Amount of the Contract
Accelerated Death Benefit/Living Benefits Rider	On payment of the accelerated death benefit	$250 processing fee	No Charge
Accelerated Death Benefit/Terminal Illness Rider
On payment of the accelerated death benefit
$200 processing fee, and an interest charge equal to the accelerated death benefit amount multiplied by the applicable loan interest rate divided by 1 plus the loan interest rate. The loan interest rate is stated in your Contract.

$0 processing fee, and an interest charge equal to the accelerated death benefit amount multiplied by the applicable loan interest rate divided by 1 plus the loan interest rate. The loan interest rate is stated in your Contract.

Maturity Extension Rider	NA	No Charge	No Charge

For information concerning compensation paid in connection with the sale of the Contracts, see “SALE OF THE CONTRACTS.”

The next table shows the lowest and highest total operating expenses deducted from Portfolio assets during the fiscal year ended December 31, 2012.  Expenses of the Portfolios may be higher or lower in the future.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

RANGE OF PORTFOLIO OPERATING EXPENSES13

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from Portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)	0.28%	2.25%14

13 The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers.  The expenses shown are those incurred for the year ended December 31, 2012.  Current or future expenses may be greater or less than those shown.  If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds.
14 The table showing the range of expenses of the Portfolios takes into account the expenses of several fund asset allocation portfolios that are “fund of funds.”  A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other fund portfolios (each such portfolio an “acquired fund.”)  Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests.  In determining the range of portfolio expenses, Kansas City Life took into account the information received from the Fund on the combined actual expenses for each of the “fund of funds” and the portfolios in which it invests.  See the Fund prospectuses for more information.
The following tables show the fees and expenses charged (after contractual waiver or reimbursement) by each Portfolio for the fiscal year ended December 31, 2012.

ANNUAL PORTFOLIO OPERATING EXPENSES15

(expenses that are deducted from Portfolio assets, as a percentage of net assets of the Portfolio):

  15 These expenses are deducted directly from the assets of the Portfolios and therefore reduce their net asset value.  The investment adviser of each Fund or the Fund provided the information, and Kansas City Life has not independently verified it.  The expenses shown are those incurred for the year ended December 31, 2012.  Current or future expenses may be greater or less than those shown.  See the Portfolios' prospectuses for more complete information.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund – Series I Shares (formerly known as Invesco Van Kampen V.I. American Franchise Fund – Series I Shares)	0.68%	NA	0.30%	NA	0.98%	0.08%	0.90%16
Invesco V.I. Core Equity Fund – Series I Shares	0.61%	NA	0.29%	NA	0.90%17	NA	NA
Invesco V.I. Technology Fund – Series I Shares	0.75%	NA	0.41%	NA	1.16% 17	NA	NA

16 The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 0.90% of average daily net assets.  In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.  Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

17 The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (subject to the same exclusions discussed above in Note 16) of Series I shares to 2.00% of average daily net assets.  Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund – Class I	1.00%	NA	0.00%	NA	1.00%	NA	NA
American Century VP Income & Growth Fund – Class I	0.70%	NA	0.00%	NA	0.70%	NA	NA
American Century VP International Fund – Class I	1.41%	NA	0.01%	NA	1.42%	NA	NA
American Century VP Mid Cap Value Fund – Class I	1.00%	NA	0.01%	NA	1.01%	NA	NA
American Century VP Ultra® Fund – Class I	1.00%	NA	0.01%	NA	1.01%	NA	NA
American Century VP Value Fund – Class I	0.97%	NA	0.01%	NA	0.98%	NA	NA
American Century Variable Portfolios II, Inc.
American Century VP Inflation Protection Fund – Class II	0.47%	0.25%	0.01%	NA	0.73%	NA	NA

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Calamos® Advisors Trust
Calamos Growth and Income Portfolio	0.75%	NA	0.61%	NA	1.36%	NA	NA

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Columbia Funds Variable Insurance Trust I
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (formerly Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2))	0.76%	0.25%	0.17%	NA	1.18%	0.06%18	1.12%

18 Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.87% for Class 1 and 1.12% for Class 2 and 0.995% for Class 3.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)	0.95%	0.25%	0.26%	NA	1.46%	0.21%19	1.25%
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	0.79%	0.25%	0.22%	NA	1.26%	0.08% 20	1.18%

19 Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.00% for Class 1 and 1.25% for Class 2.

20   Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.93% for Class 1, 1.18% for Class 2, and 1.055% for Class 3.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Dreyfus Variable Investment Fund
Appreciation Portfolio – Initial Shares	0.75%	NA	0.06%	NA	0.81%	NA	NA
Opportunistic Small Cap Portfolio – Initial Shares	0.75%	NA	0.13%	NA	0.88%	NA	NA
Dreyfus Stock Index Fund, Inc. – Initial Shares	0.25%	NA	0.03%	NA	0.28%	NA	NA
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares	0.75%	NA	0.10%	NA	0.85%	NA	NA

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Federated Insurance Series
Federated Managed Tail Risk Fund II (formerly Federated Capital Appreciation Fund II)	0.85%	0.25%	0.45%	0.70%	2.25%	1.07%21	1.18%
Federated High Income Bond Fund II	0.60%	NA	0.42%	NA	1.02%	0.20%22	0.82%
Federated Prime Money Fund II	0.50%	NA	0.41%	NA	0.91%	0.24%23	0.67%

21 Effective February 15, 2013, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.48% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund’s next effective Prospectus.  While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.

22 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.82% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.

23 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.67% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Fidelity® Variable Insurance Products Contrafund® Portfolio
VIP Contrafund® Portfolio – Service Class 2	0.56%	0.25%	0.08%	NA	0.89%	NA	NA
Fidelity® Variable Insurance Products
VIP Freedom Income Portfolio – Service Class 2	NA	0.25%	0.00%	0.43%	0.68%24	NA	NA
VIP Freedom 2010 Portfolio – Service Class 2	NA	0.25%	0.00%	0.56%	0.81% 24	NA	NA
VIP Freedom 2015 Portfolio – Service Class 2	NA	0.25%	0.00%	0.57%	0.82% 24	NA	NA
VIP Freedom 2020 Portfolio – Service Class 2	NA	0.25%	0.00%	0.59%	0.84% 24	NA	NA
VIP Freedom 2025 Portfolio – Service Class 2	NA	0.25%	0.00%	0.64%	0.89% 24	NA	NA
VIP Freedom 2030 Portfolio – Service Class 2	NA	0.25%	0.00%	0.65%	0.90% 24	NA	NA
VIP Freedom 2035 Portfolio – Service Class 2	NA	0.25%	0.00%	0.67%	0.92% 24	NA	NA
VIP Freedom 2040 Portfolio – Service Class 2	NA	0.25%	0.00%	0.68%	0.93% 24	NA	NA
VIP Freedom 2045 Portfolio – Service Class 2	NA	0.25%	0.00%	0.69%	0.94% 24	NA	NA
VIP Freedom 2050 Portfolio – Service Class 2	NA	0.25%	0.00%	0.69%	0.94% 24	NA	NA

24 Differs from the ratios of expenses to average net assets in the Financial Highlights section of the Fund Prospectus because of acquired fund fees and expenses.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate Securities Fund – Class 2	0.80%	0.25%	0.31%	NA	1.36%	NA	NA
Franklin Small-Mid Cap Growth Securities Fund – Class 2	0.51%	0.25%	0.29%	NA	1.05%	NA	NA
Templeton Developing Markets Securities Fund – Class 2	1.10%	0.25%	0.25%	NA	1.60%	NA	NA
Templeton Foreign Securities Fund – Class 2	0.64%	0.25%	0.15%	NA	1.04%	NA	NA

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares	0.65%	NA	0.14%	0.01%	0.80% 25	NA	NA
JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares	0.65%	NA	0.29%	0.01%	0.95% 26	NA	NA
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares	0.55%	NA	0.26%	NA	0.81%	0.01%	0.80%27

  25 The Portfolio’s adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% of their average daily net assets.  This contract cannot be terminated prior to 5/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

26 The Portfolio’s adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.03% of their average daily net assets.  This contract cannot be terminated prior to 5/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

27 The Portfolio’s adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.80% of their average daily net assets.  This contract cannot be terminated prior to 5/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
MFS® Variable Insurance Trust
MFS® Growth Series – Initial Class Shares	0.75%	NA	0.07%	NA	0.82%	NA	NA
MFS® Research Series – Initial Class Shares	0.75%	NA	0.12%	NA	0.87%	NA	NA
MFS® Research Bond Series – Initial Class Shares	0.50%	NA	0.06%	NA	0.56%	NA	NA
MFS® Strategic Income Series – Initial Class Shares	0.70%	NA	0.57%	0.01%	1.28%	0.47%28	0.81%
MFS® Total Return Series – Initial Class Shares	0.75%	NA	0.05%	NA	0.80%	0.03%29	0.77%
MFS® Utilities Series – Initial Class Shares	0.74%	NA	0.08%	NA	0.82%	NA	NA

28 Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity, and fees and expenses associated with investments in investment companies and other similar investment vehicles), such that “Total Annual Fund Operating Expenses” do not exceed 0.80% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2014.

29 Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2014.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Northern Lights Variable Trust
TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (formerly TOPSTM Protected Balanced ETF Portfolio – Class 2 Shares)	0.30%	0.25%	0.10%	0.26%	0.91%	NA	NA
TOPS®Managed Risk Growth ETF Portfolio – Class 2 Shares (formerly TOPSTM Protected Growth ETF Portfolio – Class 2 Shares)	0.30%	0.25%	0.10%	0.24%	0.89%	NA	NA
TOPS®Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares (formerly TOPSTM Protected Moderate Growth ETF Portfolio – Class 2 Shares)	0.30%	0.25%	0.10%	0.26%	0.91%	NA	NA

GENERAL INFORMATION ABOUT KANSAS CITY LIFE

KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Insurance Company is a stock life insurance company organized under the laws of the State of Missouri in 1895, and is located at 3520 Broadway, Kansas City, Missouri 64111-2565.  Kansas City Life is currently licensed to transact life insurance business in 48 states and the District of Columbia.

FIXED ACCOUNT

The Fixed Account is not registered under the Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940. The Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses may still apply.

You may allocate some or all of your Premiums and transfer some or all of the Variable Account Value to the Fixed Account.  You may also make transfers from the Fixed Account, but restrictions may apply.  (See "TRANSFER PRIVILEGE")  Because of those transfer limitations, it may take you several years to transfer all your Fixed Account Contract Value to the Variable Account.  You should carefully consider whether the Fixed Account meets your investment criteria.  The Fixed Account is part of our general account and pays interest at declared rates guaranteed for each calendar year.  We guarantee that this rate will be at least 4%.

Our general account supports our insurance and annuity obligations.  Because the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount.  All assets in the general account are subject to our general liabilities from business operations.

THE VARIABLE ACCOUNT AND THE FUNDS

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT

We established the Kansas City Life Variable Life Separate Account as a separate investment account under Missouri law on April 24, 1995.  This Variable Account supports the Contracts and may be used to support other variable life insurance contracts as well as for other purposes permitted by law.  The Variable Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and is a “separate account” within the meaning of the federal securities laws.  We have established other separate investment accounts that may also be registered with the SEC.

The Variable Account is divided into Subaccounts.  The Subaccounts available under the Contracts invest in shares of Portfolios of the Funds.  The Variable Account may include other Subaccounts not available under the Contracts and not otherwise discussed in this Prospectus.  We own the assets in the Variable Account.

We apply income, gains and losses of a Subaccount (realized or unrealized) without regard to any other income, gains or losses of Kansas City Life or any other separate account.  We cannot use Variable Account assets (reserves and other contract liabilities) to cover liabilities arising out of any other business we conduct.  We are obligated to pay all benefits provided under the Contracts.

THE FUNDS

Each of the Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act.  However, the SEC does not supervise their management, investment practices or policies.  Each Fund is a series fund-type mutual fund made up of the Portfolios and other series that are not available under the Contracts.  The investment objectives of each of the Portfolios are described below.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual fund portfolios that may be managed by the same investment adviser or manager.  The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios.  There can be no assurance that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolios, even if the other portfolio has the same investment adviser or manager.

Certain Portfolios may employ hedging strategies to provide for downside protection during a sharp decline in the equity markets.  The cost of those hedging strategies could limit the upside participation by such Portfolios in rising equity markets relative to other Portfolios.  Please consult your financial professional.

Not all Funds may be available in all states.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund (formerly Invesco Van Kampen V.I. American Franchise Fund) – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)).  The Fund’s investment objective is to seek capital.  The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.

Invesco V.I. Core Equity Fund – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)).  The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities.

Invesco V.I. Technology Fund – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)). The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries and in derivatives and other instruments that have economic characteristics similar to such securities.

American Century Variable Portfolios, Inc.

American Century VP Capital Appreciation Fund – Class I (Manager: American Century Investment Management, Inc.).  The investment objective of American Century VP Capital Appreciation Fund is to seek capital growth.

American Century VP Income & Growth Fund – Class I (Manager: American Century Investment Management, Inc.).  The investment objective of American Century VP Income & Growth Fund is to seek capital growth by investing in common stocks.  Income is a secondary objective.

American Century VP International Fund – Class I (Manager: American Century Investment Management, Inc.).  The investment objective of American Century VP International Fund is to seek capital growth.

American Century VP Mid Cap Value Fund – Class I (Manager: American Century Investment Management, Inc.). The investment objective of American Century VP Mid Cap Value Fund is to seek long-term capital growth. Income is a secondary objective.

American Century VP Ultra® Fund – Class I (Manager: American Century Investment Management, Inc.).  The investment objective of American Century VP Ultra® Fund is to seek long-term capital growth.

American Century VP Value Fund – Class I (Manager: American Century Investment Management, Inc.).  The investment objective of American Century VP Value Fund is to seek long-term capital growth.  Income is a secondary objective.

American Century Variable Portfolios II, Inc.

American Century VP Inflation Protection Fund – Class II (Manager: American Century Investment Management, Inc.).  The investment objective of American Century VP Inflation Protection Fund is to pursue long-term total returns using a strategy that seeks to protect against U.S. inflation.

Calamos® Advisors Trust

Calamos Growth and Income Portfolio (Manager: Calamos Asset Management, Inc.).  The Calamos Growth and Income Portfolio’s investment objective is high long-term total return through growth and current income.

Columbia Funds Variable Insurance Trust I

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (formerly Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)) (Manager: Columbia Management Investment Advisers, LLC.).  The Fund’s investment objective is to seek to provide shareholders with growth of capital.

Columbia Funds Variable Series Trust II

Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).  The Fund’s investment objective is to seek to provide shareholders with long-term capital appreciation.

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).  The Fund’s investment objective is to seek to provide shareholders with long-term capital growth.

Dreyfus Variable Investment Fund

Appreciation Portfolio – Initial Shares (Manager: The Dreyfus Corporation; Sub-Investment Advisor: Fayez Sarofim & Co.).  The Fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue its goals, the Fund normally invests at least 80% of its net assets, plus any borrowing for investment, in common stocks. The Fund focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, the Fund first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the Fund then seeks companies within these sectors that have proven track records and dominant positions in their industries. The Fund also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects. The Fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. A low portfolio turnover rate helps reduce the fund’s trading costs and minimizes tax liability by limiting the distribution of capital gains.

Opportunistic Small Cap Portfolio – Initial Shares (Manager: The Dreyfus Corporation).  The Fund seeks capital growth. To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowing for investment purposes, in the stocks of small-cap companies. The fund considers small cap companies to be those companies with market capitalizations that fall within the range of the companies in the Russell 2000® Index at the time of purchase. Stocks are selected for the fund's portfolio based primarily on bottom-up fundamental analysis. The fund's portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation catalyst. In general, the fund seeks exposure to securities and sectors that the fund's portfolio managers perceive to be attractive from a valuation and fundamental standpoint.

Dreyfus Stock Index Fund, Inc. – Initial Shares (Manager: The Dreyfus Corporation). The Fund seeks to match the total return of the Standard & Poor’s® 500 Composite Stock Price Index. To pursue its goal, the Fund generally is fully invested in stocks included in the S&P 500® Index and in futures whose performance is tied to the index. The Fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the index. The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P weights each company’s stock in the index by its market capitalization, adjusted by the number of available float shares divided by the company’s total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones. The Fund attempts to have a correlation between its performance and that of the S&P 500 Index of at least .95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. "Standard & Poor's®," "S&P®," "Standard & Poor's® 500," and "S&P 500®" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the fund.

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (Manager: The Dreyfus Corporation).  The Fund seeks to provide capital growth, with current income as a secondary goal. To pursue its goals, the Fund invests at least 80% of its net assets in the common stocks of companies that, in the opinion of the Fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America. The Fund’s investment strategy combines a disciplined investment process that consists of computer modeling techniques, fundamental analysis and risk management with a social investment process. In selecting stocks, the portfolio manager begins by using computer models to identify and rank stocks within an industry or sector, based on several characteristics, including value, growth and financial profile. Next, based on fundamental analysis, the portfolio manager designates the most attractive of the higher ranked securities as potential purchase candidates, drawing on a variety of sources, including company management and internal as well as Wall Street research. The portfolio manager then evaluates each stock to determine whether the company enhances the quality of life in America by considering its record in the areas of protection and improvement of the environment and the proper use of our natural resources, occupational health and safety, consumer protection and product purity and equal employment opportunity. The portfolio manager then further examines the companies determined to be eligible for purchase, by industry or sector, and selects investments from those companies the portfolio manager considers to be the most attractive based on financial considerations.

Federated Insurance Series

Federated Managed Tail Risk Fund II (formerly Federated Capital Appreciation Fund II) (Manager: Federated Global Investment Management Corp.; Sub-Adviser: Federated Investment Management Company).  The investment objective of the Federated Managed Tail Risk Fund II is to seek capital appreciation by maintaining a diversified mix of investment exposure to various asset classes.

Federated High Income Bond Fund II (Manager: Federated Investment Management Company).  The investment objective of the Federated High Income Bond Fund II is to seek high current income.  The Fund pursues its investment objective by investing primarily in a diversified portfolio of high quality, lower-rated corporate bonds (also known as “junk bonds”).

Federated Prime Money Fund II (Manager: Federated Investment Management Company).  The investment objective of the Federated Prime Money Fund II is to provide current income consistent with stability of principal and liquidity.  The Fund invests primarily in a portfolio of high-quality, dollar-denominated, fixed-income securities issued by banks, corporations and the U.S. government maturing in 397 days or less.

Fidelity® Variable Insurance Products Contrafund® Portfolio

VIP Contrafund® Portfolio – Service Class 2 (Manager: Fidelity Management & Research Company (FMR); Sub-Advisors:  FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund).  The investment objective of the VIP Contrafund® Portfolio is to seek long-term capital appreciation.

Fidelity® Variable Insurance Products

VIP Freedom Income Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR)).  The investment objective of the VIP Freedom Income Portfolio is to seek high total return with a secondary objective of principal preservation.

VIP Freedom 2010 Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR)).  The investment objective of the VIP Freedom 2010 Portfolio is to seek high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2015 Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR)). The investment objective of the VIP Freedom 2015 Portfolio is to seek high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2020 Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR)).  The investment objective of the VIP Freedom 2020 Portfolio is to seek high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2025 Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR)). The investment objective of the VIP Freedom 2025 Portfolio is to seek high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2030 Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR)).  The investment objective of the VIP Freedom 2030 Portfolio is to seek high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2035 Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR)).  The investment objective of the VIP Freedom 2035 Portfolio is to seek high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2040 Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR)).  The investment objective of the VIP Freedom 2040 Portfolio is to seek high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2045 Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR)).  The investment objective of the VIP Freedom 2045 Portfolio is to seek high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2050 Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR)).  The investment objective of the VIP Freedom 2050 Portfolio is to seek high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

Franklin Templeton Variable Insurance Products Trust

Franklin Global Real Estate Securities Fund – Class 2 (Manager: Franklin Templeton Institutional, LLC).  The investment goal of the Franklin Global Real Estate Securities Fund is to seek high total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.

Franklin Small-Mid Cap Growth Securities Fund – Class 2 (Manager: Franklin Advisers, Inc.).  The investment goal of the Franklin Small-Mid Cap Growth Securities Fund is to seek long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

Templeton Developing Markets Securities Fund – Class 2 (Manager: Templeton Asset Management Ltd. (Asset Management)).  The investment goal of the Templeton Developing Markets Securities Fund is to seek long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market investments.

Templeton Foreign Securities Fund – Class 2 (Manager: Templeton Investment Counsel, LLC).  The investment goal of the Templeton Foreign Securities Fund is to seek long-term capital growth.  Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares (Manager: J.P. Morgan Investment Management Inc.).  The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.  Under normal circumstances, at least 80% of the Portfolio’s Assets will be invested in equity securities of mid cap companies, including common stock and debt securities and preferred stocks both of which are convertible into common stock.  "Assets" means net assets, plus the amount of borrowings for investment purposes.

JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares (Manager: J.P. Morgan Investment Management Inc.).  The Portfolio seeks capital growth over the long term. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small cap companies.  "Assets" means net assets, plus the amount of borrowings for investment purposes.

JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (Manager: J.P. Morgan Investment Management Inc.).  The Portfolio seeks to provide high total return from a portfolio of selected equity securities.  Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies.  "Assets" means net assets, plus the amount of borrowings for investment purposes.

MFS® Variable Insurance Trust

MFS® Growth Series – Initial Class Shares (Manager:  Massachusetts Financial Services Company).  The Fund's investment objective is to seek capital appreciation.

MFS® Research Series – Initial Class Shares (Manager:  Massachusetts Financial Services Company).  The Fund's investment objective is to seek capital appreciation.

MFS® Research Bond Series – Initial Class Shares (Manager:  Massachusetts Financial Services Company). The Fund's investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

MFS® Strategic Income Series – Initial Class Shares (Manager:  Massachusetts Financial Services Company).  The Fund's investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.

MFS® Total Return Series – Initial Class Shares (Manager:  Massachusetts Financial Services Company).  The Fund's investment objective is to seek total return.

MFS® Utilities Series – Initial Class Shares (Manager:  Massachusetts Financial Services Company). The Fund's investment objective is to seek total return.

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (formerly TOPSTM Protected Balanced ETF Portfolio – Class 2 Shares) (Manager:  ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager:  Milliman, Inc.).  The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares (formerly TOPSTM Protected Growth ETF Portfolio – Class 2 Shares) (Manager:  ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager:  Milliman, Inc.). The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.

TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares (formerly TOPSTMProtected Moderate Growth ETF Portfolio – Class 2 Shares) (Manager:  ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager:  Milliman, Inc.).  The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.

There is no assurance that the Funds will achieve their stated objectives and policies.

See the current prospectus for each Fund that accompanies this Prospectus as well as the current Statement of Additional Information for each Fund.  These important documents contain more detailed information regarding all aspects of the Funds.  Please read the prospectuses for the Funds carefully before making any decision concerning the allocation of Premium Payments or transfers among the Subaccounts.  There is no assurance that the Federated Prime Money Fund II Subaccount will be able to maintain a stable net asset value per share.  You should know that during extended periods of low interest rates, and partly as a result of insurance charges, the yields of the Federated Prime Money Fund II Subaccount may also become extremely low and possibly negative.

We cannot guarantee that each Fund or Portfolio will always be available for the Contracts, but in the event that a Fund or Portfolio is not available, we will take reasonable steps to secure the availability of a comparable Fund.  Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.  Another factor we may consider during the selection process is whether the Fund, its adviser, its sub-adviser(s), or an affiliate will make payments to us or our affiliates.  We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Variable Account Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Fund.  You bear the risk of any decline in the Variable Account Value of your Contract resulting from the performance of the Funds you have chosen.

We (or our affiliates) may receive payment from a Fund’s investment adviser (or its affiliates).  These payments may be used for any corporate purpose, including payment of expenses that Kansas City Life and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Funds.  Kansas City Life and its affiliates may profit from these payments.  These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets.  Owners, through their indirect investment in the Funds, bear the costs of these advisory fees.  (See the Funds’ prospectuses for more information)  This compensation is not reflected in fees and expenses listed in the fee table set forth in each Fund's prospectus.  The amount of this compensation is generally based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts we issue.  These percentages differ and some advisers (or affiliates) may pay us (or our affiliates) more than others.  Currently, these percentages range from 0.15% to 0.25%.

Additionally, an investment adviser or sub-adviser of a Fund or its affiliates may provide Kansas City Life with wholesaling services that assist in the distribution of the Contracts and may pay Kansas City Life and/or certain of our affiliates amounts to participate in sales meetings.  These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act.  The Distribution Plan is described in more detail in the underlying Fund’s prospectus.  (See “FEE TABLE – ANNUAL PORTFOLIO OPERATING EXPENSES”

and “SALE OF THE CONTRACTS”)  The payments are deducted from assets of the Funds and are paid to our distributor, Sunset Financial Services, Inc. (“Sunset Financial”).  These payments decrease the Fund’s investment return.

We make certain payments to Sunset Financial Services, Inc., principal underwriter for the Contracts.  (See “SALE OF THE CONTRACTS”)

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Subject to applicable law, we may make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase.  If the shares of a portfolio are no longer available for investment, if further investment in any portfolio should become inappropriate (in our judgment) in view of the purposes of the Variable Account, or for any other reason in our sole discretion, we may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.  The substituted Fund may have different fees and expenses than the replaced Fund. Substitutions may be made with respect to existing investments or the investment of future Premiums or both.  We will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

Subject to applicable law and any required SEC approval, we may establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant, or for any other reason in our sole discretion.  We will determine on what basis we might make any new Subaccounts available to existing Contract Owners.  Furthermore, we may close Subaccounts to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.

If we make any of these substitutions or changes we may, by appropriate endorsement, change the Contract to reflect the substitution or change.  If we decide it is in the best interests of Contract Owners (subject to any approvals that may be required under applicable law), we may take the following actions with regard to the Variable Account:

•	operate the Variable Account as a management investment company under the 1940 Act;
•	de-register it under that Act if registration is no longer required; or
•	combine it with other Kansas City Life separate accounts.

VOTING RIGHTS

We are the legal owner of shares held by the Subaccounts and we have the right to vote on all matters submitted to shareholders of the Funds.  As required by law, we will vote shares held in the Subaccounts in accordance with instructions received from Owners with Contract Value in the Subaccounts.  We may be permitted to vote shares of the Funds in our own right if the applicable federal securities laws, regulations or interpretations of those laws or regulations change.

We will solicit voting instructions from you, as required by applicable law or regulation, before any Fund shareholder meeting.  Your number of votes will be calculated separately for each Subaccount of the Variable Account, and may include fractional shares.  The number of votes attributable to a Subaccount will be determined by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.  The number of votes for which you may give instructions will be determined as of the date established by the Fund for determining shareholders eligible to vote.  We will vote shares held by a Subaccount for which we have no instructions and any shares held in our general account in the same proportion as those shares for which we do receive voting instructions.  This means that a small number of Owners may control the outcome of the vote.

If required by state insurance officials, we may disregard voting instructions if such instructions would require us to vote shares in a manner that would:

•	cause a change in sub-classification or investment objectives of one or more of the Portfolios;
•	approve or disapprove an investment advisory agreement; or
•
require changes in the investment advisory contract or investment adviser of one or more of the Portfolios, if we reasonably disapprove of such changes in accordance with applicable federal regulations.

If we ever disregard voting instructions, we will advise you of that action and of the reasons for it in the next semiannual report.  We may also modify the manner in which we calculate the weight to be given to pass-through voting instructions when such a change is necessary to comply with current federal regulations or the current interpretation of them.

CHARGES AND DEDUCTIONS

We may realize a profit on any charges and deductions.  We may use this profit for any purpose, including payment of distribution charges.  Below is a listing and description of the applicable charges and deductions under the Contract.

PREMIUM EXPENSE CHARGE

We deduct a 2.25% premium expense charge from each Premium Payment.  This charge reimburses us for state and local premium taxes as well as related administrative expenses associated with the Contracts.  We apply Premiums to your Contract net of the premium expense charge.

State premium tax rates vary by state and currently range between 0.5% and 3.5%.  We may be subject to retaliatory tax in some states so that the effective premium tax ranges from 2% to 3.5%.  The premium expense charge that we deduct from each of your Premiums may not necessarily reflect the tax charged in your state, and will be deducted even if we are not subject to a premium or retaliatory tax in your state.

MONTHLY DEDUCTION

We will make Monthly Deductions to collect various charges under your Contract.  We will make these Monthly Deductions on each Monthly Anniversary Day following the Allocation Date.  On the Allocation Date, we will deduct Monthly Deductions for the Contract Date and each Monthly Anniversary that has occurred prior to the Allocation Date. (See “PREMIUM ALLOCATIONS AND CREDITING”)  The Monthly Deduction consists of:

•	cost of insurance charges;
•	monthly expense charges; and
•	any charges for supplemental and/or rider benefits, as described below.

We deduct the Monthly Deduction pro rata on the basis of the portion of Contract Value in each Subaccount and/or the Fixed Account.

Cost of Insurance Charge.  This charge compensates us for the expense of providing insurance coverage.  The charge depends on a number of variables and will vary from Contract to Contract and from month to month.  For any Contract, we calculate the cost of insurance on a Monthly Anniversary Day by multiplying the current cost of insurance rate for the Insured by the net amount at risk for that Monthly Anniversary Day.

The cost of insurance rate for a Contract on a Monthly Anniversary Day is based on the Insured's Age, sex, number of completed Contract Years, Specified Amount, risk class, and other factors.  We currently place Insureds in one of the following classes, based on underwriting:

•	Standard Smoker—available issue ages 15-80
•	Standard Nonsmoker—available issue ages 0-80
•	Preferred Nonsmoker—available issue ages 15-80

We may place an Insured in a substandard risk class, which involves a higher mortality risk than the Standard Smoker or Standard Nonsmoker classes.

The net amount at risk on a Monthly Anniversary Day is the difference between the death benefit (discounted at an interest rate which is the monthly equivalent of 4% per year) and the Contract Value (as calculated on that Monthly Anniversary Day before the cost of insurance charge is deducted).  If you have chosen Coverage Option A for your death benefit, the net amount at risk generally will decrease as the Contract Value increases and increase as Contract Value decreases (assuming you do not decrease or increase the Specified Amount).  (See "HOW YOUR CONTRACT VALUES VARY" for explanation of the factors that affect Contract Value.)  If you have chosen Option B for your death benefit, the net amount at risk generally remains constant.

We guarantee that the cost of insurance rates will not exceed the maximum cost of insurance rates set forth in the Contract.  The guaranteed rates for standard and preferred classes are based on the 1980 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Smoker or Nonsmoker Mortality Rates (“1980 CSO Tables”).  The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables.

Our current cost of insurance rates may be less than the guaranteed rates that are set forth in the Contract.  We will determine current cost of insurance rates based on our expectations as to future mortality experience.  We may change these rates from time to time.

Cost of insurance rates for an Insured in a nonsmoker standard class are lower than rates for an Insured of the same Age and sex in a smoker standard class.  Cost of insurance rates for an Insured in a nonsmoker or smoker standard class are lower than guaranteed rates for an Insured of the same Age, sex and smoking class in a substandard risk class.

Cost of Insurance Rates for Increases.  We will determine the cost of insurance rate for an increase in Specified Amount on each Monthly Anniversary Day.  It is based on the Insured's Age, sex, number of completed Contract Years since the date of the increase in Specified Amount, risk class, and other factors.

We place the Insured in a risk class when we approve the Contract, based on our underwriting of the application.  When you request an increase in Specified Amount, we do additional underwriting before approving the increase (except as noted below) to determine the risk class that will apply to the increase.  If the risk class for the increase has lower cost of insurance rates than the existing risk class, we apply the lower rates to the entire Specified Amount.  If the risk class for the increase has higher cost of insurance rates than the existing class, we apply the higher rates only to the increase in Specified Amount and the existing risk class will continue to apply to the existing Specified Amount.

We do not conduct underwriting for an increase in Specified Amount if you request the increase as part of a conversion from a term contract or on exercising the Option to Increase Specified Amount Rider.  (See “SUPPLEMENTAL AND/OR RIDER BENEFITS”)  In the case of a term conversion, the risk class that applies to the increase is based on the provisions of the term contract.  In the case of an increase under the Option to Increase Specified Amount Rider, the Insured's risk class for an increase is the class in effect on the initial Specified Amount at the time that you elect the increase.

We determine the net amount at risk associated with a Specified Amount increase by determining the percentage that the Specified Amount increase bears to the Contract's total Specified Amount immediately following the increase.  The resulting percentage is the part of the Contract's total net amount at risk that we attribute to the Specified Amount increase.  We attribute the remaining percentage of the Contract's total net amount at risk to the existing Specified Amount.  (For example, if the Contract's Specified Amount is increased by $100,000 and the total Specified Amount is $250,000, then we attribute 40% of the total net amount at risk to the Specified Amount increase.)  On each Monthly Anniversary Day, the net amount at risk we use to determine the cost of insurance charge associated with the Specified Amount increase is the Contract's total net amount of risk at that time, multiplied by the percentage calculated as described above.  This percentage remains fixed until the Specified Amount is changed.

Monthly Expense Charge.  The monthly expense charge is part of the Monthly Deduction.  We begin deducting the monthly expense charge from the Contract Value as of the Contract Date.  (See “DETERMINATION OF CONTRACT DATE”)  Thereafter, we deduct a monthly expense charge as of each Monthly Anniversary Day.  The monthly expense charge is made up of two parts:

•	a maintenance charge which is a level monthly charge that applies in all years. We guarantee that the maintenance charge will not exceed $6.00.
•	an acquisition charge which is a charge of $20 per Contract Month. This charge applies for the first Contract Year and for 12 months following the effective date of an increase in Specified Amount.

The monthly expense charge reimburses us for expenses incurred in the administration of the Contracts and the Variable Account.  Even if the guaranteed charges prove to be insufficient, we will not increase the charges above such guaranteed levels and we will incur the loss.

Supplemental and/or Rider Benefit Charges.  These charges are part of the Monthly Deduction and vary by the benefit.

•	Disability Continuance Insurance. We assess a monthly charge per $1,000 of net amount at risk.

•	Disability Premium Benefit Rider. We assess a monthly charge per $1.00 of rider coverage amount.
•	Accidental Death Benefit. We assess a monthly charge per $1,000 of rider coverage amount.
•	Option to Increase Specified Amount. We assess a monthly charge per $1,000 of rider coverage amount.
•	Spouse's Term Insurance. We assess a monthly charge per $1,000 of rider coverage amount.
•	Children's Term Insurance. We assess a monthly charge per $1,000 of rider coverage amount.
•	Other Insured Term Insurance. We assess a monthly charge per $1,000 of rider coverage amount.
•	Extra Protection. We assess a monthly charge per $1,000 of rider coverage amount.
•	Monthly Benefit Rider. We assess a monthly charge per $100 of rider coverage amount.
•
Acceleration of Death Proceeds/Enhanced Living Benefits Rider.  We assess a monthly charge per $1,000 of net amount at risk multiplied by the Benefit Base divided by the Specified Amount of the Contract per month.

•	Accelerated Death Benefit/Living Benefits Rider. We assess a $250 processing fee. We may waive this fee.
•
Accelerated Death Benefit/Terminal Illness Rider.  We assess a $200 processing fee and an interest charge from the accelerated death benefit payment. We currently do not charge the $200 processing fee. We also will deduct a loan repayment amount from the accelerated death benefit payment.

•	Maturity Extension Rider. We do not assess a charge for this rider.

DAILY MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge from assets in the Subaccounts attributable to the Contracts.  This charge does not apply to Fixed Account assets.  The current charge is at an annual rate of 0.90% of net assets.  We guarantee that this rate will not increase for the duration of a Contract.

The mortality risk we assume is that the Insured may die sooner than anticipated and we have to pay death benefits greater than we anticipated.  The expense risk we assume is that expenses incurred in issuing and administering the Contracts and the Variable Account will exceed the administrative charges we assess.

We may make a profit from this charge. Any profit may be used to finance distribution expenses.

TRANSFER PROCESSING FEE

The first six transfers during each Contract Year are free. We will assess a $25 transfer processing fee for each additional transfer. For the purpose of assessing the fee, we will consider each Written Request for a transfer to be one transfer, regardless of the number of accounts affected by the transfer. We will deduct the transfer-processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

SURRENDER CHARGE

During the first fifteen Contract Years or the fifteen years following an increase in Specified Amount, we will deduct a surrender charge from the Contract Value if the Contract is completely surrendered; lapses, or the Specified Amount is reduced (including when a partial surrender reduces the Specified Amount).  The surrender charge deducted upon a reduction in Specified Amount is calculated as if the amount of the reduction is the amount surrendered.  The surrender charge is the sum of two parts:

•	the deferred sales load; and
•	the deferred administrative expense.

The total surrender charge will not exceed the maximum surrender charge set forth in your Contract.  An additional surrender charge and surrender charge period will apply to each portion of the Contract resulting from a Specified Amount increase, starting with the effective date of the increase.  For purposes of calculation surrender charges deducted upon a decrease in Specified Amount due to a partial surrender, we allocate Premiums paid based upon the proportion that the "coverage premium weighting factor" for the initial Specified Amount and each decrease bears to the total "coverage premium weighting factor" for the Contract.  The "coverage premium weighting factor" is a hypothetical level amount that would be payable through the Maturity Date for the benefits provided under the Contract.  (See "CHANGES IN SPECIFIED AMOUNT")  Also, for purposes of calculating the surrender charge, decreases in Specified Amount are taken on a "last-in, first-out" (LIFO) basis.

We credit any surrender charge deducted upon lapse back to the Contract Value upon reinstatement.  The surrender charge on the date of reinstatement will be the same as it was on the date of lapse.  For purposes of determining the surrender charge on any date after reinstatement, the period during which the Contract was lapsed will not count.

Under some circumstances the amount of the surrender charge during the first few Contract Years could result in a Cash Surrender Value of zero.  This will depend upon a number of factors, but is more likely if:

•	Premiums paid are equal to or only slightly higher than the Guaranteed Monthly Premium shown in your Contract; or
•	if investment performance of the Subaccounts is too low.

Deferred Sales Load. The purpose of the deferred sales load is to reimburse us for some of the expenses we incur in the distribution of the Contracts.  The maximum deferred sales load is 30% of actual Premiums paid up to a maximum Premium amount shown in the Contract. We base the maximum Premium amount shown in the Contract on the issue age, sex, Specified Amount and smoking and risk class applicable to the Insured.  (See the Appendix for a chart that shows the maximum deferred sales load factor per $1,000 of Specified Amount for male and female smoker and non-smoker Insureds of varying ages in the standard risk class.)  If you increase the Contract's Specified Amount, a separate deferred sales load will apply to the Specified Amount increase, based on the Insured's Age, sex and smoking and risk class at the time of the increase.

The deferred sales load in the first nine years of the surrender charge period is 30% of actual Premiums paid up to the maximum Premium amount shown in the Contract.  After the ninth year of the surrender charge period, the deferred sales load declines until it reaches 0% in the fifteenth year of the surrender charge period.

Deferred Administrative Expense. The deferred administrative expense partially covers the administrative costs of the Contracts as well as other overhead costs connected with our variable life insurance operations.

The Table below shows the deferred administrative expense we deduct if the Contract is completely surrendered, lapses or if the Specified Amount is reduced (including when a partial surrender reduces the Specified Amount) during the first fifteen years of the Contract or during the fifteen years following an increase in Specified Amount.  The deferred administrative expense is a dollar amount per $1,000 of Specified Amount and grades down to zero at the end of fifteen years.

Table of Deferred Administrative Expenses per $1,000 of Specified Amount

End of Year*	Deferred Administrative Expense
1-5	5.00
6	4.50
7	4.00
8	3.50
9	3.00
10	2.50
11	2.00
12	1.50
13	1.00
14	0.50
15	0.00

* End of year means number of completed Contract Years or number of completed years following an increase in Specified Amount.

After the fifth year, we will prorate monthly the deferred administrative expense between years. The charge for the first five years is level.

Example.  Assume that a 35-year old male smoker in a risk class of Preferred purchases a Contract with a $100,000 Specified Amount.  He makes annual Premium Payments of $1,000 per year for five Contract Years.  In year five, he surrenders the Contract.

Deferred Sales Load Portion of the Surrender Charge. The deferred sales load is equal to 30% of actual Premiums paid up to a maximum Premium amount shown in the Contract of $5,040.  This maximum amount can be calculated by multiplying (i) the deferred sales load factor shown in the Appendix for a 35-year old male non-smoker in the Preferred risk class, or 50.40, by (ii) $100,000 (the Specified Amount) divided by $1,000 (since the factors are expressed in amounts per $1,000 of Specified Amount).  Since actual Premiums paid, or $5,000, is less than the maximum Premium amount, $5,040, the deferred sales load charge is 30% of actual Premiums paid, or $1,500.

Deferred Administrative Expense Portion of the Surrender Charge. The deferred administrative expense is equal to a dollar amount per $1,000 of Specified Amount.  This amount can be calculated by multiplying (i) $5.00 (since the Contract is surrendered in year five), by (ii) $100,000 (the Specified Amount) divided by $1,000 (since the dollar amounts are expressed per $1,000 of Specified Amount).  The result equals $500.

Total Surrender Charge. The total surrender charge is equal to the sum of the deferred sales load and the deferred administrative expense.  In the above example, the total surrender charge is equal to the sum of (i) the deferred sales load, $1,500, and (ii) the deferred administrative charge, $500, or $2,000.

PARTIAL SURRENDER FEE

We deduct an administrative charge upon a partial surrender.  This charge is the lesser of 2% of the amount surrendered or $25. We will deduct this charge from the Contract Value in addition to the amount requested to be surrendered and it will be considered as part of the partial surrender amount.  You pay this partial surrender fee on any partial surrender.  You also pay a surrender charge as described above if the partial surrender reduces the Specified Amount during the first fifteen years of the Contract or during the fifteen years following an increase in Specified Amount.

NET LOAN INTEREST CHARGE

A net loan interest charge is assessed by crediting a lower rate on amounts held in the Loan Account as collateral than the rate charged on the Loan Balance.  The maximum amount of interest we charge on a loan is 6% annually of the Loan Balance.  The net loan interest charge is the difference between the amount charged on any Loan Balance and the amount credited to the Loan Account (4% annually).  Preferred loans are available beginning in the eleventh Contract Year.  We credit 6% annually to amounts held in the Loan Account as collateral for a preferred loan.  Therefore, there is no net loan interest charge for a preferred loan.

FUND EXPENSES

The Funds deduct investment advisory fees and other expenses from Portfolio assets.  The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Portfolio in which the Subaccount invests.  This means that these charges are deducted before we calculate Subaccount Values.  These charges are not directly deducted from your Contract Value.  For information about the investment advisory fees and other expenses incurred by the Portfolios, see the “Fee Table” of this Prospectus and the accompanying prospectuses for the Funds.

THE CONTRACT

Effective January 1, 2009, the Contract is no longer offered for sale.

PURCHASING A CONTRACT

The terms of certain features of the Contracts issued in your state may differ from those described in this Prospectus.  The most common differences include the chronic condition trigger that is part of the acceleration of death proceeds/enhanced living benefits rider, and under payments or over payments due to misstatement of Age or sex.  These variations and others are described in the Prospectus and Statement of Additional Information.  In addition, optional riders may not be available in all states.  Your registered representative may also provide you with additional information about state variations.

WHO SHOULD PURCHASE A CONTRACT

The Contract is designed to provide long-term insurance benefits and may also provide long-term accumulation of value.  You should evaluate the Contract in conjunction with other insurance policies that you own and you should consider your insurance needs and the Contract's long-term investment potential.  It may not be an advantage to you to replace existing insurance coverage with this Contract.  You should carefully consider replacement especially if the decision to replace existing coverage is based solely on a comparison of illustrations.

APPLYING FOR A CONTRACT

To purchase a Contract, you must complete an application and submit it through an authorized registered representative.  If you are eligible for temporary life insurance coverage, a temporary insurance agreement (“TIA”) should also accompany the application.  As long as the initial Premium Payment accompanies the TIA, the TIA provides insurance coverage from the date we receive the required Premium at our Home Office to the date we approve your application.  In accordance with our underwriting rules, temporary life insurance coverage may not exceed $500,000.  The TIA may not be in effect for more than 60 days. At the end of the 60 days, the TIA coverage terminates and we will return the initial Premium to the applicant.

For coverage under the TIA, you must pay an initial Premium that is at least equal to two Guaranteed Monthly Premiums.  We require only one Guaranteed Monthly Premium for Contracts when Premium Payments will be made under a pre-authorized check payment or combined billing arrangement.  (See “PREMIUMS”)

We require satisfactory evidence of the proposed Insured's insurability, which may include a medical examination.  The available issue ages are 0 through 80 on a nonsmoker basis, 15 through 80 on a preferred nonsmoker basis, and 15 through 80 on a smoker basis.  Age is determined on the Contract Date based on the Insured's Age last birthday.  The minimum Specified Amount is $100,000 for issue ages 0-49 and $50,000 for issue ages 50-80.  Acceptance of an application depends on our underwriting rules.  We have the right to reject any application.

While the Insured is living, the Owner may name a contingent Owner or a new Owner by Written Notice.  If a contingent Owner has not been named, ownership of the Contract passes to the estate of the last Owner to die.  The Owner may also be changed prior to the Insured's death by Written Notice satisfactory to us.  A change in Owner may have adverse tax consequences.  (See “TAX CONSIDERATIONS”)

OWNERSHIP

The Insured is the Owner unless otherwise provided in the application.  As Owner, you may exercise every right provided by your contract.  These rights and privileges end at the Insured’s death.

The consent of the Beneficiary is required to exercise these rights if you have not reserved the right to change the Beneficiary.

CHANGES OF OWNERSHIP

You may change the ownership of this Contract while the Insured is alive by giving Written Notice to us.  The change will be effective on the date your Written Notice was signed, but will have no effect on any payment made or other action taken by us before we receive it at our Home Office.  We may require that the Contract be submitted for endorsement to show the change.

Certain federal income tax consequences may apply to a change of ownership.  You should consult with your tax advisor before requesting any changes of ownership.

DETERMINATION OF CONTRACT DATE

In general, when applications are submitted with the required Premium Payment, the Contract Date will be the same as that of the TIA.  For Contracts where the required Premium Payment is not accepted at the time of application or Contracts where values are applied to the new Contract from another contract, the Contract Date will be the approval date plus up to seven days.  There are several exceptions to these rules described below.

Contract Date Calculated to be 29th, 30th or 31st of Month

No Contracts will be given a Contract Date of the 29th, 30th or 31st of the month.  When values are applied to the new Contract from another contract and the Contract Date would be calculated to be one of these dates, the Contract Date will be the 28th of the month.  In all other situations in which the Contract Date would be calculated to be the 29th, 30th or 31st of the month, the Contract Date will be the 1st of the next month.

Pre-Authorized Check Payment Plan (PAC) or Combined Billing (CB)--Premium with Application

If you request PAC or CB and provide the initial Premium with the application, the Contract Date will be the date of approval. Combined Billing is a billing where multiple Kansas City Life contracts are billed together.

Government Allotment (GA) and Federal Allotment (FA)

If you request GA or FA on the application and provide an initial Premium with the application, the Contract Date will be the date of approval. If you request GA or FA and we do not receive the required initial Premium, the Contract Date will be the date we receive a full monthly allotment.

Conversions

If you convert a Kansas City Life term insurance product to a new Contract, the Contract Date will be the date up to which the Premiums for the previous contract are paid. If you are converting more than one term policy, the Contract Date will be determined by the contract with the earliest date to which Premiums are paid.

The Contract Date is determined by these guidelines except you may be permitted by state insurance law to backdate the Contract to preserve insurance Age (and receive a lower cost of insurance rate).  In no case may the Contract Date be more than six months prior to the date the application was completed.  We will charge Monthly Deductions from the Contract Date.

If coverage under an existing Kansas City Life insurance contract is being replaced, that contract will be terminated and values will be transferred on the date when you have met all underwriting and other requirements and we have approved your application.  We will deduct Contract charges as of the Contract Date.

REPLACEMENT OF EXISTING INSURANCE

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance or annuity contracts in connection with the purchase of a Contract.  You should replace your existing insurance only when you determine that the Contract is better for you.  The charges and benefits of your existing insurance may be different from a Contract purchased from us.  You may have to pay a surrender charge on your existing insurance, and the Contract will impose a new sales charge and surrender charge period.

You should talk to your financial professional or tax adviser about the tax consequences associated with such an exchange, including whether the exchange will be tax-free.  If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender.  Also, because we will not issue the Contract until we have received an initial Premium from your existing insurance company, the issuance of the Contract may be delayed.

FREE LOOK RIGHT TO CANCEL CONTRACT

You may cancel your Contract for a refund during your “free-look” period.  You may also cancel an increase in Specified Amount that you have requested during the "free-look" period for the increase.  The free look period expires on the latest of:

•	10 days after you receive your Contract or for an increase, your adjusted Contract;
•	45 days after your application for either the Contract or the increase in Specified Amount is signed; or
•	10 days after we mail or deliver a cancellation notice.

If you decide to cancel the Contract or an increase in Specified Amount, you must return the Contract to the Home Office or to the authorized registered representative who sold it.  Immediately after mailing or delivery within the “free-look”

period, the Contract or the increase will be deemed void from the beginning.  If you cancel the Contract, we will refund Premiums paid within seven calendar days after we receive the returned Contract.  (This means that the amount we refund will not reflect either gains or losses resulting from Subaccount performance.)  If you cancel an increase in the Specified Amount, we will return any charges attributable to the increase to your Contract Value.

For California Owners Age 60 and over, this Contract may be returned within 30 days from the date you received it.  During that 30-day period, your money will be placed in the Federated Prime Money Fund II Subaccount, unless you direct that the Premium be invested in any of the other Subaccounts underlying the Contract during the 30-day period.  If you do not direct that the Premium be invested in any of the Subaccounts other than the Federated Prime Money Fund II Subaccount, and if you return the Contract within the 30-day period, you will be entitled to a refund of the Premium and Contract fees.  If you direct that the Premium be invested in any of the Subaccounts other than the Federated Prime Money Fund II Subaccount during the 30-day period, and if you return the Contract during that period, you will be entitled to a refund of the Contract Value on the day the Contract is received by Kansas City Life Insurance Company or the registered representative who sold you the Contract, which could be less than the Premium you paid for the Contract.  A return of the Contract after 30 days may result in a substantial penalty, known as a surrender charge.

ALLOCATIONS AND TRANSFERS

PREMIUM ALLOCATIONS AND CREDITING

In the Contract application, you select how we will allocate Premiums (less premium expense charges) among the Subaccounts and the Fixed Account.  The sum of your allocations must equal 100%.  We may limit the number of Subaccounts to which you allocate Premiums (not applicable to Texas Contracts).  We will never limit the number to less than 15.  You may change the allocation percentages at any time by sending Written Notice.  You may make changes in your allocation by telephone, facsimile and electronic mail if you have provided proper authorization.  (See “TELEPHONE, FACSIMILE, ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS”)  The change will apply to the Premium Payments received with or after receipt of your notice.

On the Allocation Date, we will allocate the initial Premium to the Federated Prime Money Fund II Subaccount.  If we receive any additional Premiums before the Reallocation Date, we will also allocate these Premiums to the Federated Prime Money Fund II Subaccount.

On the Reallocation Date we will allocate the amount in the Federated Prime Money Fund II Subaccount as directed in your application.

We will credit Premiums received on or after the Reallocation Date as directed by you.  The Premiums will be invested within the Valuation Period during which we receive them at our Home Office unless we require additional underwriting.  Premiums received at our Home Office before the New York Stock Exchange closes for normal trading are priced using the Subaccount Accumulation Unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00 p.m. Central Time).  If we receive a Premium Payment after the New York Stock Exchange closes for normal trading, we will process the order using the Accumulation Unit value determined at the close of the next regular session of the New York Stock Exchange.  We will credit amounts to the Subaccounts only on a Valuation Day, that is, on a date the New York Stock Exchange is open for trading.

We will not credit Premiums requiring additional underwriting until we have completed underwriting and accept the Premium Payment.  If we reject the additional Premium Payment, we will return the Premium Payment promptly, without any adjustment for investment experience.

We may be delayed in processing your Contract application and/or Premiums due to submission delays by your registered representative.  We will not apply any Premium until we have received the Contract application and/or Premium from your registered representative.

TRANSFER PRIVILEGE

After the Reallocation Date and prior to the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account, subject to the following restrictions:

•	the minimum transfer amount is the lesser of $250 or the entire amount in that Subaccount or the Fixed Account;

•	we will treat a transfer request that reduces the amount in a Subaccount or the Fixed Account below $250 as a transfer request for the entire amount in that Subaccount or the Fixed Account;
•	we allow only one transfer each Contract Year from the Fixed Account;
•
the amount transferred from the Fixed Account may not exceed the greatest of:  25% of the unloaned Fixed Account Value in the Fixed Account on the date of transfer (unless the balance after the transfer is less than $250 in which case we will transfer the entire amount), or the amount transferred out of the Fixed Account in the prior year, or $2,000 (or the unloaned Fixed Account Value, if less).

•	we may, where permitted, suspend or modify this transfer privilege at any time with notice to you.

There is no limit on the number of transfers you can make between the Subaccounts or to the Fixed Account.  The first six transfers during each Contract Year are free.  After the first six transfers, we will assess a $25 transfer processing fee.  Unused free transfers do not carry over to the next Contract Year.  For the purpose of assessing the fee, we consider each Written Notice or telephone, facsimile, or electronic mail request to be one transfer, regardless of the number of Subaccounts or the Fixed Account affected by that transfer.  We will deduct the processing fee from the remaining Contract Value.

We will make the transfer on the Valuation Day that we receive Written Notice requesting the transfer.  You may also make transfers by telephone, facsimile and electronic mail if you have provided proper authorization, unless, in accordance with our policies and procedures regarding frequent transfers among Subaccounts, we require you to provide us with a Written Request for transfers.  (See "TELEPHONE, FACSIMILE, ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS")  Transfer requests made in writing, by facsimile, or by electronic mail must be received, and transfer requests made by telephone must be completed, before 3:00 p.m. Central Time to receive same day pricing of the transaction.  Transfer requests received (or completed) before the New York Stock Exchange closes for normal trading are priced using the Accumulation Unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00 p.m. Central Time).  If we receive a transfer request after the New York Stock Exchange closes for normal trading, we will process the order using the Accumulation Unit value determined at the close of the next regular business session of the New York Stock Exchange.

Frequent Transfers Among Subaccounts.  Frequent requests from Owners to transfer Contract Value between Subaccounts may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by a Portfolio and the reflection of that change in the Portfolio's share price.  Frequent transfers may also increase brokerage and administrative costs of the Portfolios, and may interfere with the efficient management of a Portfolio, requiring it to maintain a high cash position and possibly result in lost investment opportunities and forced liquidations.  Accordingly, frequent transfers may adversely affect the long-term performance of the Portfolios, which, in turn, may adversely affect other Owners and persons with interests under the Contracts (e.g., Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfer activity among Subaccounts.  Our procedures for detecting frequent transfer activity involve examining the number of transfers made by an Owner within given periods of time.  Currently, we monitor for 12 or more transfers in a Contract within a calendar year.  For purposes of applying the parameters used to detect frequent transfer activity, we will aggregate transfers made on the same Valuation Day under multiple contracts owned by the same Owner.  However, we do not aggregate transfers made pursuant to the Dollar Cost Averaging Plan and the Portfolio Rebalancing Plan.

If transfer activity violates our established parameters for detecting frequent transfers, we review those transfers to determine if, in our judgment, the transfers are potentially harmful frequent transfer activity.  If, in our sole opinion, a pattern of excessive transfers develops or a transfer is not in the best interests of one or more Owners, we either will suspend the transfer privilege or will apply limitations or modifications to transfers to or from one or more of the Subaccounts.  We will communicate to Owners in writing any suspension or limitation or modification of the transfer privilege.  Our policies and procedures specify the following as limitations that will be applied to deter excessive transfers:

•	the requirement of a minimum time period between each transfer;
•	not accepting a transfer request from a third party acting under authorization on behalf of more than one Owner;
•	limiting the dollar amount that may be transferred between the Subaccounts by an Owner at any one time;
•	implementing and administering redemption fees imposed by one or more of the Funds in the future; and
•	requiring that a Written Request, signed by the Owner, be provided to us at our Home Office.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, including our judgment as to what parameters to use to detect potentially harmful frequent transfer activity and what particular limitation of the five possible limitations described above to apply to deter excessive transfers when a particular instance of potentially harmful transfer activity is detected.  Our ability to detect and apply specific limitations to such transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners to avoid such detection.  However, we may vary our procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others.  There is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts.

In our sole discretion, we may at any time and without prior notice revise any procedures we follow as necessary: to better detect and deter frequent, large, or short-term transfers that may adversely affect Owners and other persons with interests under the Contracts; to comply with state or federal regulatory requirements; or to impose additional or alternate restrictions (such as percentage limits on transfers) on Owners engaging in frequent transfer activity among the Subaccounts.  We also may not process a transfer request if the Subaccount affected by the transfer is unable to purchase or redeem shares of its corresponding Fund Portfolio because of actions taken or limitations imposed by the Fund.

The Funds with Portfolios available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares.  The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage frequent transfers among Subaccounts.  You should read the prospectuses of the Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.  You should be aware that we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us (1) to provide the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the Fund.

Owners and other persons with interests under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from other insurance companies or from intermediaries such as retirement plans.  The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance contracts.  The omnibus nature of these orders may limit a Fund's ability to apply its respective frequent trading policies and procedures.  We cannot guarantee that the Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.  We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of Portfolio shares as a result of a Fund's own policies and procedures on frequent purchase and redemption of Fund shares (even if an entire omnibus order is rejected because of frequent transfer activity of a single Owner).  You should read the Fund prospectuses for more details.

DOLLAR COST AVERAGING PLAN

The Dollar Cost Averaging Plan is an optional feature available with the Contract.  If elected, it enables you to automatically transfer amounts from the Federated Prime Money Fund II Subaccount to other Subaccounts.  The goal of the Dollar Cost Averaging Plan is to make you less susceptible to market fluctuations by allocating on a regularly scheduled basis instead of allocating the total amount all at one time.  We cannot guarantee that the Dollar Cost Averaging Plan will result in a gain.

Transfers under this plan occur on a monthly basis for a period you choose, ranging from three to 36 months.  To participate in the plan you must transfer at least $250 from the Federated Prime Money Fund II Subaccount each month.  You may allocate the required amounts to the Federated Prime Money Fund II Subaccount through initial or subsequent Premium Payments or by transferring amounts into the Federated Prime Money Fund II Subaccount from the other Subaccounts or from the Fixed Account.  Restrictions apply to transfers from the Fixed Account.

You may elect this plan at the time of application by completing the authorization.  You may also elect it at any time after the Contract is issued by completing the election form.  You may make changes in dollar cost averaging by telephone, facsimile and electronic mail if you have provided proper authorization.

Dollar cost averaging transfers will start on the next Monthly Anniversary Day on or following the Reallocation Date or the date you request.  Once elected, we will process transfers from the Federated Prime Money Fund II monthly until:

•	we have completed the designated number of transfers;
•	the value of the Federated Prime Money Fund II Subaccount is completely depleted; or
•	you send Written Notice instructing us to cancel the monthly transfers.

Transfers made under the Dollar Cost Averaging Plan will not count toward the six free transfers allowed each Contract Year.  We may cancel this feature at any time with notice to you.  We do not impose a charge for participation in this plan.

PORTFOLIO REBALANCING PLAN

The Portfolio Rebalancing Plan is an optional feature available with the Contract.  Under this plan we will redistribute the accumulated balance of each Subaccount to equal a specified percentage of the Variable Account Value.  We will do this on a quarterly basis at three-month intervals from the Monthly Anniversary Day on which portfolio rebalancing begins.

The purpose of the Portfolio Rebalancing Plan is to automatically diversify your portfolio mix.  This plan automatically adjusts your Portfolio mix to be consistent with your current allocation instructions.  If you make a change to your Premium allocation, we will also automatically change the allocation used for portfolio rebalancing to be consistent with the new Premium allocation unless you instruct us otherwise.

The redistribution occurring under this plan will not count toward the six free transfers permitted each Contract Year.  If you also have elected the Dollar Cost Averaging Plan and it has not been completed, the Portfolio Rebalancing Plan will start on the Monthly Anniversary Day after the Dollar Cost Averaging Plan ends.

You may elect this plan at the time of application by completing the authorization on the application.  You may also elect it after the Contract is issued by completing the election form.  You may make changes in portfolio rebalancing by telephone, facsimile and electronic mail if you have provided proper authorization.  Portfolio rebalancing will terminate when:

•	you request any transfer unless you authorize a change in allocation at that time; or
•	the day we receive Written Notice instructing us to cancel the plan.

If the Contract Value is negative at the time portfolio rebalancing is scheduled, we will not complete the redistribution.  We may cancel the Portfolio Rebalancing Plan at any time with notice to you.  We do not impose a charge for participation in this plan.

CHANGES IN THE CONTRACT OR BENEFITS

Upon notice to you, we may modify the Contract. We can only do so if such modification is necessary to:

•	make the Contract or the Variable Account comply with any applicable law or regulation issued by a governmental agency to which we are subject;
•	assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to variable life contracts;
•	reflect a change in the operation of the Variable Account; or
•	provide additional Variable Account and/or fixed accumulation options.

We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the assets of the Variable Account.  In the event of any such modification, we will issue an appropriate endorsement to the Contract, if required.  We will exercise these changes in accordance with applicable law, including approval of Contract Owners if required.

SUPPLEMENTAL AND/OR RIDER BENEFITS

The following supplemental and/or rider benefits are available and may be added to your Contract.  We will deduct any monthly charges for these benefits and/or riders from your Contract Value as part of the Monthly Deduction.  All of these riders may not be available in all states.

The death benefit options provide protection in the event of a market downturn.   However, there are additional costs associated with certain of the supplemental and/or rider benefits that supplement the death benefit options.  Those costs can limit the Contract’s participation in rising equity markets.  Please consult your financial professional.

Disability Continuance of Insurance (DCOI)

Issue ages: 15-55, renewal through Age 59

This rider covers the Contract's Monthly Deductions during the period of total disability of the Insured. DCOI benefits become payable after the Insured's total disability exists for six consecutive months and total disability occurs before Age 60.  Benefits under this rider continue until the Insured is no longer totally disabled.

Disability Premium Benefit Rider (DPB)

Issue ages:  15-55, renewal through Age 59

This rider provides for the payment of the disability premium benefit amount as Premium to the Contract during a period of total disability of the Insured.  The DPB benefit amount is a monthly amount that you request. DPB benefits become payable after the Insured’s total disability exists for six consecutive months and total disability occurs before Age 60.  Benefits under this rider continue until the Insured is no longer totally disabled.

Accidental Death Benefit (ADB)

Issue ages:  5-60

This rider provides for the payment of an additional amount of insurance in the event of accidental death.  The rider terminates when the Insured attains Age 70.

Option to Increase Specified Amount (Assured Insurability - AI)

Issue ages:  0-38

This rider allows the Specified Amount of the Contract to increase by the option amount or less, without evidence of insurability on the Insured.  These increases may occur on regular option dates or alternate option dates.  See the rider Contract for the specific dates.  Increasing the Contract’s Specified Amount may have tax consequences.  You should consult a tax adviser before doing so.

Spouse's Term Insurance (STI)

Issue ages:  15-50 (Spouse's age)

This rider provides decreasing term insurance on the Insured's spouse.  The amount of insurance coverage is expressed in units and a maximum number of five units may be purchased.  The amount of insurance per unit of coverage is based on the Insured Spouse's attained age.  A table specifying the amount of insurance per unit of coverage is in the rider contract.

Children's Term Insurance (CTI)

Issue ages:  14 Days - 17 Years (Children's ages)

This rider provides level term insurance on each Insured Child.  This term insurance continues until the Contract Anniversary on which the Insured Child's attained Age is 25.  The rider expires on the Contract Anniversary on which the Insured is Age 65.

Other Insured Term Insurance (OI)

Issue ages:  0-65 (Other Insured's age)

This rider provides level yearly renewable term coverage on the Insured, the Insured's spouse, and/or children.  The coverage expires at the earlier of the Contract Anniversary on which the Insured or the Other Insured is age 95 unless an earlier date is requested.  The term insurance provided by this rider can be converted to a permanent contract at any time the rider is in force without evidence of insurability.

Extra Protection (EXP)

Issue ages:  0-80

This rider provides level yearly renewable term coverage on the Insured.  The coverage expires at the Contract Anniversary on which the Insured is Age 95 unless an earlier date is requested.

Maturity Extension Rider (MER)

Issue ages:  No restrictions

This rider provides the Contract Owner with the option to delay the Maturity Date of the Contract by 20 years.  The tax consequences of extending the Maturity Date of the Contract beyond the 100th birthday of the Insured are uncertain.  You should consult a tax adviser as to such consequences.

Monthly Benefit Rider (MBR)

Issue ages: 20-55

This rider pays a monthly benefit at the death of the Insured.  The Monthly Benefit is in addition to the death benefit payable under the base Contract.  The Monthly Benefit Amount increases annually by 3% while the Insured is alive (although a level benefit amount option is available).  At death, the benefit amount then in force is frozen and is payable each month until the point in time specified in the policy.  The coverage expires at the date shown in the policy.

Accelerated Death Benefit/Living Benefits Rider (LBR)

Issue ages:  No restrictions

This rider provides you with the opportunity to receive an accelerated payment of all or part of the Contract’s death benefit (adjusted to reflect present value and a processing fee).  The rider provides two accelerated payment options:

Terminal Illness Option.  This option will be available if the Insured is diagnosed as terminally ill with a life expectancy of 12 months or less.  When satisfactory evidence is provided, which includes a certification by a licensed physician, we will provide an accelerated payment of the portion of the death benefit you select as an accelerated death benefit.  For each $1,000 of benefit base, the monthly payment will be at least $85.21, which assumes annual interest of 5%.  You may elect to receive monthly payments or a single lump sum payment of equivalent value.  If the Insured dies before we have made all the payments, we will pay the Beneficiary in one sum the present value of the remaining payments, calculated at the interest rate we used to determine those payments.

Nursing Home Option.  This option will be available if:

•	the Insured is receiving care in an eligible nursing home and has received such care continuously for the preceding six months; and
•	we receive certification by a licensed physician that the Insured is expected to remain in the nursing home until death.

An eligible nursing home is an institution or special nursing unit of a hospital which meets at least one of the following requirements:

•	Medicare approved as a provider of skilled nursing care services;
•	licensed as a skilled nursing home or as an intermediate care facility by the state in which it is located; or
•	meets all the requirements listed below:
•	licensed as a nursing home by the state in which it is located;
•	main function is to provide skilled, intermediate, or custodial nursing care;
•	engaged in providing continuous room and board accommodations to 3 or more persons;
•	under the supervision of a registered nurse (RN) or licensed practical nurse (LPN);
•	maintains a daily medical record of each patient; and
•	maintains control and records for all medications dispensed.

Institutions which primarily provide residential facilities do not qualify as eligible nursing homes.

For each $1,000 of benefit base, the monthly payment will be at least the minimum amount shown in the table below:

Attained Age of Insured	Payment Period In Years	Minimum Monthly Payment for each $1,000 of Benefit Base
64 and under	10	$10.50
65-67	8	$12.56
68-70	7	$14.02
71-73	6	$15.99
74-77	5	$18.74
78 – 81	4	$22.89
82 – 86	3	$29.80
87 and over	2	$43.64

With our consent, you may elect a longer payment period than shown in the table.  If you do, we will reduce the monthly payments so that the present value of the monthly payments for the longer period is equal to the present value of the payments for the period shown in the table, calculated at an annual interest rate of at least 5%. We reserve the right to set a maximum monthly benefit of $5,000.  If you do not wish to receive monthly payments, you may elect to receive a single sum of equivalent value.

Available Proceeds.  The available Death Proceeds is the amount of Proceeds available to be paid out under this rider.  That amount is equal to the Death Proceeds payable under the Contract at the death of the Insured, adjusted for any Contract Indebtedness.  The amount excludes any term insurance from supplementary benefits or riders.  You may elect to use all or part of your available Death Proceeds under this rider, so long as the remaining available Proceeds under your Contract equal at least $25,000.  We reserve the right to limit the amount of available Death Proceeds you place under this rider to $50,000.

We use the amount of available Proceeds you elect to place under this rider to determine the benefit base.  The benefit base is the value we use to calculate the monthly benefit payable.  We will adjust the benefit base to account for a reduced life expectancy that recognizes the Insured’s eligibility for the benefit.  In addition, we will consider, when applicable: (i) expected future Premiums; (ii) continued reduction in guaranteed charges; (iii) continued payment of any excess interest credited on values; and (iv) an expense charge of up to $250 for payment of the accelerated death benefit proceeds (we may waive this charge).  The benefit base for monthly payments under the rider will at least equal the Cash Surrender Value of the Contract multiplied by the percentage of available Proceeds placed under the option of the Accelerated Death Benefit/Living Benefits Rider you elect.

Effect on your Contract.  If you use only a portion of your available Proceeds under the rider, your Contract will remain in force.  We will reduce Premiums, values, and the amount of insurance in the same proportion as the reduction in available Proceeds.  Term insurance amounts provided by the supplement benefits or riders will not be affected.

If you use all of your available Proceeds under this rider, all other benefits under the Contract based on the Insured’s life will end.

Conditions.  Your right to receive payment under the terminal illness option or the nursing home option is conditioned on the following:

• your Contract must be in force and not have entered the Contract's Grace Period;
• you must elect this option in writing in a form that meets our requirements;
• your Contract cannot be assigned except to us as security for a loan; and
• we may require you to send us the Contract.

You are not eligible for this benefit if you are required by law to exercise this option (i) to satisfy the claims of creditors, whether in bankruptcy or otherwise, or (ii) to apply for, obtain, or retain a government benefit or entitlement.

Termination.  This rider terminates the earliest of:

• the date the Contract terminates for any reason;
• the date you cancel this rider;
• the date your Contract matures; or
• the date you exercise a Paid-up Insurance benefit option, if any, in the Contract.

You may elect either the Accelerated Death Benefit/Living Benefits Rider or the Acceleration of Death Proceeds/Enhanced Living Benefits Rider, but not both riders.

Adding the LBR to your Contract or electing to receive benefits under the LBR may have adverse tax consequences.  You should consult a tax adviser before adding the LBR to your Contract or electing to receive benefits under the LBR, and to determine what, if any, portion of the benefits received under the LBR may be excludible from income for tax purposes.

Acceleration of Death Proceeds/Enhanced Living Benefits Rider (ELB)

Issue ages:  20 – 70

This rider provides for payment of a portion of the Contract Death Proceeds prior to the death of the Insured.  In addition to whatever medical underwriting is required for the issuance of the Contract, full medical underwriting is required for the ELB rider.  The rider benefit is available to be paid to the Owner if the Insured qualifies for benefits under either, or both, of 2 triggers: (1) a confinement trigger that requires treatment in a qualified long term care facility continuously for 90 days, or (2) a chronic condition trigger that requires assistance with 2 of 6 activities of daily living (ADL) continuously for 90 days and requires the Insured to qualify as receiving care as defined in the ELB rider.  Payments may be made under both triggers concurrently if the Insured qualifies under both triggers.  The chronic condition trigger is not available in Hawaii, Kansas, North Carolina, and Utah.  In Oregon, the chronic condition trigger may be elected only if the Insured requires substantial supervision to protect the Insured from threats to health and safety due to permanent severe cognitive impairment, as defined in the ELB rider.

More specifically, you may elect the confinement trigger if:

•
the Insured is currently, and has been continuously for the preceding 90 days, confined in an eligible nursing home.  The term "confined" requires that the Insured be residing in and receiving care in the eligible nursing home.  An "eligible nursing home" is an institution or special nursing unit of a hospital that meets at least one of the following requirements:

•	approved as a Medicare provider of skilled nursing care services;
•	licensed as a skilled nursing home or as an intermediate care facility by the state in which it is located; or
•	meets all of the requirements listed below:
•	licensed as a nursing home by the state in which it is located;
•	main function is to provide skilled or intermediate nursing care;
•	engaged in providing continuous room and board accommodations to 3 or more persons;
•	under the supervision of a registered nurse or licensed practical nurse;
•	maintains a daily medical record of each patient; and
•	maintains control and records for all medications dispensed.

Institutions that primarily provide residential facilities do not qualify as Eligible Nursing Homes; and

•	the Insured’s confinement must be due to medical reasons that are verified by a licensed physician, as defined in the ELB rider.

You may elect the chronic trigger if the Insured has been certified within the last 12 months as having a condition resulting in:

•	being permanently unable to perform, without substantial assistance from another individual, at least two activities of daily living due to a loss of functional capacity (not applicable in Oregon); or
•	requiring substantial supervision to protect such Insured from threats to health and safety due to permanent severe cognitive impairment, as defined in the ELB rider.

To qualify for a chronic condition, the Insured must be receiving health care assistance, as defined in the ELB rider, at least two times a week.

The activities of daily living are:

•	Bathing – Washing oneself by sponge bath or in either a tub or shower, including the task of getting into and out of the tub or shower.
•
Continence – The ability to maintain control of bowel and bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

• Dressing – Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
• Eating – Feeding oneself by getting food into the body from a receptacle or by a feeding tube or intravenously.
• Toileting – Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
• Transferring – Moving into or out of a bed, chair or wheelchair.

There are five conditions associated with your right to receive payment under the ELB rider.  First, you must elect a trigger in writing and provide initial and ongoing evidence of qualification in a form acceptable to us.  Acceptable forms include copies of physician medical records and all recent hospitalizations records supporting the diagnosis of your medical condition.  Second, your Contract must be in force and not be in the Grace Period.  Third, we must receive the approval of any assignee or irrevocable Beneficiary under your Contract.  Fourth, we have the right to seek a second medical opinion as to a chronic condition the Insured may have or the medical necessity of nursing home confinement.  We will pay for any second medical opinion we seek.  Fifth, we will only make the accelerated death benefit proceeds available to you on a voluntary basis.  Accordingly, you are not eligible for this benefit if (i) you are required by law to exercise this option to satisfy the claims of creditors, whether in bankruptcy or otherwise, and (ii) you are required by a government agency to exercise this option in order to apply for, obtain, or retain a government benefit or entitlement.

You may elect to receive benefit payments monthly or in a lump sum.

The monthly benefit payment and lump sum payable for each trigger are set at issue and shown on the contract data page.  These amounts are the maximum payout amounts when the Insured qualifies for benefits.  The Benefit Base is shown on the contract data page and is the maximum total payout amount for this rider.  The Benefit Base, however, may not cover all of the Insured’s long-term expenses during the payout period.  Please note that the total accelerated death benefits payable under all contracts or riders on the life a single Insured can never exceed $350,000 regardless of the number or sizes of the contracts or riders in force. For ELB riders issued on or after May 29, 2012 and subject to state approval, the total accelerated death benefits payable under all contracts or riders on the life a single Insured can never exceed $500,000 regardless of the number or sizes of the contracts or riders in force.  In addition to the ELB rider, riders that pay accelerated death benefits include the Accelerated Death Benefit/Terminal Illness Rider and the Accelerated Death Benefit/Living Benefits Rider.

Changes in your Contract’s Specified Amount may affect the Benefit Base.  If you reduce your Specified Amount while the rider is in force, we may reduce the Benefit Base under the ELB rider.  Automatic periodic increases in Specified Amount will increase the Benefit Base by the same percentage as the increase in the Specified Amount, up to maximum Benefit Base.  The Maximum Accelerated Benefit Amount is the least of the Benefit Base, 90% of the Specified Amount of the Contract, and $350,000.  The Benefit Base cannot ever exceed the lesser of 90% of the Specified Amount of the Contract and $350,000.  For ELB riders issued on or after May 29, 2012 and subject to state approval, the Maximum Accelerated Benefit Amount is the least of the Benefit Base, 90% of the Specified Amount of the Contract, and $500,000 and the Benefit Base cannot ever exceed the lesser of 90% of the

Specified Amount of the Contract and $500,000.

We will assess a monthly charge for the ELB rider.  The cost of insurance rates for the ELB rider will not exceed the rates shown in the Table of Guaranteed Maximum Monthly Cost of Acceleration of Death Proceeds Rates per $1,000 found in the rider.  The cost of insurance rate multiplied by the Benefit Base divided by the Specified Amount of the Contract is added to the Insured’s cost of insurance rate for the Contract.  The cost of insurance rates for the ELB rider vary based on the Insured’s Age and gender.  We will continue to assess the monthly charge for the ELB rider during any period we make benefit payments under the rider.

If you elect the ELB rider, you may be deemed to have received a distribution for tax purposes each time we make a deduction from your Contract Value to pay the rider charges.  You should consult a tax adviser with respect to these charges.

This rider has an elimination period.  That is, both the confinement and the chronic condition triggers require the corresponding condition to be met for 90 continuous days before monthly benefit payments will be made.  After the elimination period and the requirements of the rider have been satisfied, monthly benefit payments can begin or the lump sum payment may be elected.  If the death benefit option on your Contract is Option B when benefits become payable, we will automatically change the death benefit option to Option A.  The new Option A Specified Amount will be the Specified Amount as described in the Contract’s option change provision.  The ELB rider will not cover the Insured’s expenses during the elimination period.

If your Contract has an outstanding Loan Balance at the time benefits are paid, we will deduct a portion from the benefit payment to reduce the Loan Balance.  We consider the amount deducted from the benefit payment to be applied to the loan to be part of the benefit payment.

The monthly benefit payments will stop at the request of the Owner, when the Insured is no longer eligible to receive benefits under this rider, the date the maximum accelerated benefit amount is paid, the date the Contract terminates or matures, or the date you exercise a Paid-up Insurance Benefit option, if any, in the Contract.

A permanent lien will be placed on the Contract when benefits are paid.  The lien equals the total of the accelerated death benefit payments made, including any amounts used to repay a Contract loan.  On the date the lien is exercised, we will reduce (i) the Specified Amount by the amount of the lien, (ii) your Contract Value by an amount equal to the lien multiplied by the ratio of Contract Value to the Specified Amount of the Contract, (iii) the Benefit Base by the amount of the lien, and (iv) the surrender charges in proportion to the reduction in Specified Amount.  Thus, payments under the ELB rider will reduce the amount available on death, maturity, or surrender of the Contract.  After the lien is exercised, there will be no further lien against the Contract.

You may cancel this rider at any time.  The cancellation will be effective on the Monthly Anniversary Day or on the next following Monthly Anniversary Day we receive your Written Request.  Accelerated death benefit payments under the ELB rider may adversely affect your eligibility for public assistance programs such as medical assistance (Medicaid) or other government benefits.

Adding the ELB rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences.

Under some circumstances, the benefits you receive under the ELB rider may be excludible in whole or in part from your income for Federal tax purposes.  In some cases, in order to exclude benefits under the ELB rider from income, it may be necessary to obtain a certification by a physician that the Insured has an illness or physical condition which can reasonably be expected to result in death within 24 months or less after the date of certification, or by a licensed health care practitioner that the Insured is chronically ill.  The rules governing the requirements for exclusion and the extent of the exclusion are quite complex and you should consult a tax adviser before requesting benefits under the ELB rider to determine whether and to what extent they may be excludible from income.

You should consult a tax adviser before adding the ELB rider to your Contract or electing to receive benefits under the ELB rider, and to determine what, if any, portion of benefits received under the ELB rider may be excludible from income for tax purposes.

Your rider contains more information about the ELB.  Please read it carefully.

The contract does not pay or reimburse expenses incurred for services or items that are reimbursable under title XVIII of the Social Security Act or would be so reimbursable but for the application of a deductible or coinsurance amount.

You may elect either the ELB rider or the Accelerated Death Benefit/Living Benefits Rider but not both riders.  If you elect the ELB rider, you may elect the Accelerated Death Benefit/Terminal Illness Rider.

Example:

Insured John Doe has a Specified Amount of $250,000 with a Benefit Base amount of $200,000.  The current Contract Value is $90,000 and the current outstanding Loan Balance is $10,000.

The Insured has submitted a claim based on the chronic condition trigger that requires assistance with 2 of 6 activities of daily living (ADL).  The request is for $2,000 a month for 100-month payment period.  A Lien Amount of $200,000 is placed on the Contract.

After the lien is applied as stated in the rider contract, the Benefit Base is $0, the Specified Amount is $50,000, the Contract Value is $18,000, and the Loan Balance is $2,000.

Current Policy Values	Specified Amount	$250,000
	Benefit Base	$200,000
	Contract Value	$90,000
	Loan Balance	$10,000
Accelerated Death Benefit Values	Payment Amount	$2,000
	Claim Type	Monthly
	Payment period	100 months
	Lien Amount	$200,000
Adjusted Policy Values	Specified Amount	$50,000
	Benefit Base	$0
	Contract Value	$18,000
	Loan Balance	$2,000

Accelerated Death Benefit/ Terminal Illness Rider (TIR)

Issue ages: No restrictions

This rider will pay the accelerated death benefit payment amount if the Insured is diagnosed, as having a terminal illness by a physician after the effective date and while this rider is in force.  A terminal illness is defined as any non-correctable medical condition, which, in the physician’s best medical judgment, will result in the Insured’s death within twelve months from the date of the physician’s certification.  Adding this rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences.  You should consult a tax adviser before adding the rider to your Contract or electing to receive benefits under the rider.

The accelerated death benefit is the amount you request when you submit a claim under this rider.  The maximum benefit is 50% of the Specified Amount of your Contract at the time you submit your request.  We reserve the right to require the following:

•	that the minimum benefit amount be 10% of the Specified Amount in your Contract;
•	that the accelerated death benefit not exceed $250,000; and
•	that the remaining Specified Amount (after adjustments) in your Contract be at least $10,000.

The amount we pay under this benefit is equal to the accelerated death benefit less:

•	a $200 processing fee (we may waive this fee);
•	an interest charge; and
•	any loan repayment amount.

The interest charge is equal to the accelerated death benefit amount multiplied by the applicable loan interest rate divided by 1 plus the loan interest rate. The loan interest rate is stated in your Contract.

The loan repayment amount equals the outstanding loan at the time the claim is paid times the accelerated death benefit percentage.  The accelerated death benefit percentage varies with your death benefit Coverage Option.

For Contracts with death benefit Coverage Option A, the accelerated death benefit percentage is equal to B divided by C.  For Contracts with death benefit Coverage Option B, the accelerated death benefit percentage is equal to B divided by the sum of C and D.  For purposes of calculating the accelerated death benefit percentage:

"B" is the accelerated death benefit;

"C" is your Contract’s Specified Amount at the time we pay the accelerated death benefit; and

"D" is your Contract Value at the time we pay the accelerated death benefit.

You may only elect the accelerated death benefit one time.  Irrevocable beneficiaries must consent in writing to the payment of accelerated death benefit.  We reserve the right to require that any assignee or credit Beneficiary consent in writing to payment of the accelerated death benefit.

If we pay the accelerated death benefit, your Contract’s Specified Amount, Contract Value and surrender charges, if any, will be reduced by the amount of the accelerated death benefit percentage.

You may claim the accelerated death benefit by forwarding to us a completed claim form, executed by you, and a physician’s certification satisfactory to us.  We may request additional medical information, and may require that the Insured be examined by a physician of our choice and at our expense.

The Accelerated Death Benefit/Terminal Illness rider will terminate on the earliest of:

•	the date your Contract terminates;
•	the date we pay an accelerated death benefit;
•	the date you cancel this rider; or
•	the date your Contract matures.

Example:

Insured John Doe has a Specified Amount of $100,000 (Coverage Option A) with an outstanding loan amount of $1,000 for a death benefit amount of $99,000.  The Insured has submitted a claim for an accelerated death benefit of $50,000.  The accelerated death benefit is $46,669.81 after the deduction of a $2,830.19 interest charge and a $500.00 loan repayment amount.

After the accelerated death benefit is paid, the Specified Amount is $50,000, the Contract Value is $1,000, the Loan Balance is $500, the remaining surrender charge is $375, and the remaining death benefit is $49,500.

Current Contract Values	Specified Amount	$100,000
	Outstanding Contract Loan	$1,000
	Contract Value	$2,000
	Surrender Charge	$750
	Death Benefit	$99,000
Accelerated Death Benefit Values	Accelerated Death Benefit	$50,000
	Accelerated Death Benefit Percentage	50.00%
	Interest Charge	$2,830.19
	Processing Fee	NA
	Loan Repayment Amount	$500
	Accelerated Death Benefit Payment	$46,669.81
Adjusted Contract Values	Specified Amount	$50,000
	Outstanding Contract Loan	$500
	Contract Value	$1,000
	Surrender Charge	$375
	Death Benefit	$49,500

You should know that adding or electing to use the Accelerated Death Benefit/Terminal Illness Rider could have adverse tax consequences.  You should consult a tax adviser before adding or electing to receive this benefit.  (See “TAX CONSIDERATIONS”)

There is no charge for this rider.

ADDITIONAL SUPPLEMENTAL AND/OR RIDER BENEFITS

The Other Insured Term Insurance and Extra Protection riders permit you, by purchasing term insurance, to increase insurance coverage without increasing the Contract's Specified Amount.  However, you should be aware that the cost of insurance charges and surrender charges associated with purchasing insurance coverage under these term riders may be different than would be associated with increasing the Specified Amount under the Contract.

The Other Insured rider has one risk class for nonsmokers and one risk class for smokers.  The nonsmoker cost of insurance rates for this rider is generally between the Contract's preferred and standard nonsmoker rates.  The smoker cost of insurance rates is near the Contract's smoker rates.  The cost of insurance rates for the Extra Protection Rider is generally lower than the Contract's rates.  In addition, since the term insurance riders do not have surrender charges, a Contract providing insurance coverage with a combination of Specified Amount and term insurance will have a lower maximum surrender charge than a Contract with the same amount of insurance coverage provided solely by the Specified Amount.  In addition, registered representatives generally receive somewhat lower compensation from a term insurance rider than if the insurance coverage were part of the Contract's Specified Amount.

Your determination as to how to purchase a desired level of insurance coverage should be based on your specific insurance needs.  Consult your registered representative for further information.

Additional rules and limits apply to these supplemental and/or rider benefits.  Not all such benefits may be available at any time, and supplemental and/or rider benefits in addition to those listed above may be made available.  Please ask your registered representative for further information or contact the Home Office.

The available issue ages are 0 through 80 on a nonsmoker basis, 15 through 80 on a preferred nonsmoker basis, and 15 through 80 on a smoker basis.  Age is determined on the Contract Date based on the Insured's Age last birthday.  The minimum Specified Amount is $100,000 for issue ages 0-49 and $50,000 for issue ages 50-80.  Acceptance of an application depends on our underwriting rules. We have the right to reject any application.

PREMIUM PAYMENTS

PREMIUMS

The Contract is flexible with regard to the amount of Premiums you pay.  When we issue the Contract we will set a Planned Premium amount.  This amount is only an indication of your preference in making Premium Payments.  You may make additional Unscheduled Premiums at any time while the Contract is in force.  We have the right to limit the number (except in Texas) and amount of such Premiums.  There are requirements regarding the minimum and maximum Premium amounts that you can pay.

We deduct a premium expense charge from all Premiums prior to allocating them to your Contract.  (See “CHARGES AND DEDUCTIONS”)

Minimum Premium Amounts.  The minimum initial Premium Payment required is the least amount for which we will issue a Contract.  This amount depends on a number of factors.  These factors include Age, sex and risk class of the proposed Insured, the initial Specified Amount, any supplemental and/or rider benefits and the Planned Premium Payments you propose to make.  (See “PLANNED PREMIUM PAYMENTS”)  Consult your registered representative for information about the initial Premium required for the coverage you desire.

Each Premium after the initial Premium must be at least $25.

Maximum Premium Information.  Total Premiums paid may not exceed Premium limitations for life insurance set forth in the Internal Revenue Code. We will monitor Contracts and will notify you if a Premium Payment exceeds this limit and will cause the Contract to violate the definition of insurance.  You may choose to take a refund of the portion of the Premium that we determine is in excess of the Premium limitations or you may submit an application to modify the Contract so it continues to qualify as a contract for life insurance.  Modifying the Contract may require evidence of insurability.  (See “TAX CONSIDERATIONS”)

Your Contract may become a modified endowment contract if Premium Payments exceed the “7-Pay Test” as set forth in the Internal Revenue Code.  We will monitor Contracts and will attempt to notify you on a timely basis if, based on our interpretation of the relevant tax rules, your Contract is in jeopardy of becoming a modified endowment contract.  (See “TAX CONSIDERATIONS”)

We reserve the right to require satisfactory evidence of insurability prior to accepting Unscheduled Premiums.  (See “ALLOCATIONS AND TRANSFERS”)

General Premium Information.  We will not accept Premium Payments after the Maturity Date.  You must make Premium Payments by check payable to Kansas City Life Insurance Company or by any other method that we deem acceptable.  You must clearly mark a loan repayment as such or we will credit it as a Premium.

If mandated under applicable law, we may be required to reject a Premium Payment.

Planned Premium Payments.  When applying for a Contract, you select a plan for paying Premiums.  Failure to pay Planned Premium Payments will not necessarily cause a Contract to lapse.  Conversely, paying all Planned Premium Payments will not guarantee that a Contract will not lapse.  You may elect to pay level Premiums quarterly, semi-annually or annually.  You may also arrange to pay Planned Premium Payments on a special monthly or quarterly basis under a pre-authorized payment arrangement.

You are not required to pay Premiums in accordance with your plan.  You can pay more or less than planned or skip a Planned Premium Payment entirely.  (See “PREMIUM PAYMENTS TO PREVENT LAPSE” and “GUARANTEED PAYMENT PERIOD AND GUARANTEED MONTHLY PREMIUM”)  Subject to the minimum and maximum limits described above, you can change the amount and frequency of planned Premiums Payments at any time.

Guaranteed Payment Period and Guaranteed Monthly Premium.  During the Guaranteed Payment Period we guarantee that your Contract will not lapse if your Premium Payments are in line with the Guaranteed Monthly Premium requirement.  For this guarantee to apply the total Premiums must be at least equal to the sum of:

•	the amount of accumulated Guaranteed Monthly Premiums in effect; and
•	additional Premium amounts to cover the total amount of any partial surrenders or Contract Loans you have made.

The Guaranteed Payment Period applies for ten years after the Contract Date and ten years after the effective date of an increase in the Specified Amount.  The Contract shows the Guaranteed Monthly Premium.

The factors we use to determine the Guaranteed Monthly Premium vary by risk class, issue age, and sex.  In calculating the Guaranteed Monthly Premium, we include additional amounts for substandard ratings and supplemental and/or rider benefits.  If you make a change to your Contract, we will:

•	recalculate the Guaranteed Monthly Premium;
•	notify you of the new Guaranteed Monthly Premium; and
•	amend your Contract to reflect the change.

Premium Payments Upon Increase in Specified Amount.  A new Guaranteed Payment Period begins on the effective date of an increase in Specified Amount. We will notify you of the new Guaranteed Monthly Premium for this period. Depending on the Contract Value at the time of an increase and the amount of the increase requested, you may need to make an additional Premium Payment or change the amount of Planned Premium Payments.  (See "CHANGES IN SPECIFIED AMOUNT")

PREMIUM PAYMENTS TO PREVENT LAPSE

Your Contract will terminate if there is insufficient value remaining in the Contract at the end of the Grace Period.  Because the value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds, the specific amount of Premiums required to prevent lapse will also vary.

On each Monthly Anniversary Day we will check your Contract to determine if there is enough value to prevent lapse.  If your Contract does lapse you must pay the required amount before the end of the Grace Period to prevent your Contract from terminating.  The conditions to prevent lapse will depend on whether a Guaranteed Payment Period is in effect as follows:

During the Guaranteed Payment Period.  The Contract lapses and a Grace Period starts if: there is not enough Cash Surrender Value in your Contract to cover the Monthly Deduction; and the Premiums paid are less than required to guarantee lapse will not occur during the Guaranteed Payment Period.  (See "GUARANTEED PAYMENT PERIOD AND GUARANTEED MONTHLY PREMIUM")

After the Guaranteed Payment Period.  The Contract lapses and a Grace Period starts if the Cash Surrender Value is not enough to cover the Monthly Deduction.  To prevent the Contract from terminating at the end of the Grace Period you must pay enough Premium to increase the Cash Surrender Value to at least the amount of three Monthly Deductions.  You must make this payment before the end of the Grace Period.

If lapse occurs, the Premium you must pay to keep the Contract in force will be equal to the lesser of:

•	the amount to guarantee the Contract will not lapse during the Guaranteed Payment Period less the accumulated Premiums you have paid; and
•	enough Premium to increase the Cash Surrender Value to at least the amount of three Monthly Deductions.

Grace Period. The purpose of the Grace Period is to give you the chance to pay enough Premiums to keep your Contract in force. We will send you notice of the amount required to be paid.  The Grace Period is 61 days and starts when we send the notice. Your Contract remains in force during the Grace Period.  If the Insured dies during the Grace Period, we will pay the Death Proceeds, but we will deduct any Monthly Deductions due.  (See “AMOUNT OF DEATH PROCEEDS”)  If you do not pay adequate Premiums before the Grace Period ends, your Contract will terminate and your Cash Surrender Value, if any, will be returned.  (See “REINSTATEMENT”)

HOW YOUR CONTRACT VALUES VARY

Your Contract does not provide a minimum guaranteed Contract Value or Cash Surrender Value.  Values will vary with the investment experience of the Subaccounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Contract Value.  If the Cash Surrender Value on a Monthly Anniversary Day is less than the amount of the Monthly Deduction to be deducted on that date and the Guaranteed Payment Period is not then in effect, the Contract will be in default and a Grace Period will begin.  (See "PREMIUM PAYMENTS TO PREVENT LAPSE," "GUARANTEED PAYMENT PERIOD AND GUARANTEED MONTHLY PREMIUM" and "GRACE PERIOD")

BONUS ON CONTRACT VALUE IN THE VARIABLE ACCOUNT

We may credit a bonus on amounts in the Variable Account beginning in the 11th Contract Year.  We will credit any bonus on each Monthly Anniversary Day.  The monthly bonus equals 0.0375% (0.45% on an annualized basis) of the Contract Value in each Subaccount at the end of each Contract Month. We do not guarantee that we will credit the bonus.

DETERMINING THE CONTRACT VALUE

On the Allocation Date the Contract Value is equal to the initial Premium less the premium expense charge and the Monthly Deductions.  On each Valuation Day thereafter, the Contract Value is the aggregate of the Subaccount Values and the Fixed Account Value (including the Loan Account Value).  The Contract Value will vary to reflect the following:

•	Premiums paid;
•	performance of the selected Subaccounts;
•	interest credited on amounts allocated to the Fixed Account;
•	interest credited on amounts in the Loan Account;
•	charges assessed under the Contract;
•	transfers;
•	partial surrenders;
•	loans and loan repayments; and
•	any bonuses paid on the Monthly Anniversary Day

Subaccount Values. When you allocate an amount to a Subaccount, either by Premium or transfer, we credit your Contract with Accumulation Units in that Subaccount.  The number of Accumulation Units in the Subaccount is determined by dividing the amount allocated to the Subaccount by the Accumulation Unit value for the Valuation Day when the allocation is made.

The number of Accumulation Units we credit to a Subaccount will increase when you allocate Premiums to the Subaccount and when you transfer amounts to the Subaccount.  The number of Accumulation Units credited to a Subaccount will decrease when:

•	we take the allocated portion of the Monthly Deduction from the Subaccount;
•	you make a loan;
•	you transfer an amount from the Subaccount; or
•	you take a partial surrender (including the partial surrender fee) from the Subaccount.

Accumulation Unit Values. Accumulation Unit value varies to reflect the investment experience of the underlying Portfolio.  It may increase or decrease from one Valuation Day to the next.  We arbitrarily set the Accumulation Unit value for each Subaccount at $10 when we established the Subaccount. For each Valuation Period after establishment of the Subaccount, the Accumulation Unit value is determined by multiplying the value of an Accumulation Unit for a Subaccount for the prior Valuation Period by the Net Investment Factor for the Subaccount for the current Valuation Period.

Net Investment Factor.  The Net Investment Factor is an index used to measure the investment performance of a Subaccount from one Valuation Day to the next.  It is based on the change in net asset value of the Fund shares held by the Subaccount, and reflects any gains or losses in the Subaccounts, dividends paid, any capital gains or losses, any taxes, and the daily mortality and expense risk charge.

Fixed Account Value.  On any Valuation Day, the Fixed Account Value of a Contract is the total of:

•	all Premiums allocated to the Fixed Account; plus
•	any amounts transferred to the Fixed Account (including amounts transferred in connection with Contract loans); plus
•	interest credited on such Premiums and amounts transferred; less
•	the amount of any transfers from the Fixed Account; less
•	the amount of any partial surrenders (including the partial surrender fee) taken from the Fixed Account; less
•	the pro-rata portion of the Monthly Deduction deducted from the Fixed Account.

Loan Account Value.  On any Valuation Day, if there have been any Contract loans, the Loan Account Value is equal to:

•	amounts transferred to the Loan Account from the Subaccounts and from the unloaned value in the Fixed Account as collateral for Contract loans and for due and unpaid loan interest; less
•	amounts transferred from the Loan Account to the Subaccounts and the unloaned value in the Fixed Account as Indebtedness is repaid.

CASH SURRENDER VALUE

The Cash Surrender Value is the amount you have available in cash if you fully surrender the Contract.  We use this amount to determine whether a partial surrender may be taken, whether Contract loans may be taken, and whether a Grace Period starts.  The Cash Surrender Value on a Valuation Day is equal to the Contract Value less any applicable Surrender charges and any Indebtedness.  (See “PREMIUM PAYMENTS TO PREVENT LAPSE” and “MATURITY BENEFIT”)

COMPANY HOLIDAYS

We are closed on the days that the New York Stock Exchange is closed.  Currently the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The New York Stock Exchange recognizes holidays that fall on a Saturday on the previous Friday.  We will recognize holidays that fall on a Sunday on the following Monday.

DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT

As long as the Contract remains in force, upon receipt at the Home Office of satisfactory proof of the Insured's death, we will pay the Death Proceeds as provided in the Designation of Death Benefit Payout Endorsement.  If the Contract does not include the endorsement, we must receive written direction from each eligible recipient of the Death Proceeds regarding how to make the death benefit payment as well as any other required document, form or information.  We may require return of the Contract.  We will pay the Death Proceeds in a lump sum, or if you prefer, under a payment option.  (See “ PAYMENT OF PROCEEDS ” and “ PAYMENT OPTIONS ”)  We will pay the Death Proceeds to the Beneficiary.  (See “ SELECTING AND CHANGING THE BENEFICIARY ”)

AMOUNT OF DEATH PROCEEDS

The Death Proceeds are equal to the following:

•	the death benefit under the Coverage Option selected calculated on the date of the Insured's death; plus
•	any supplemental and/or rider benefits; minus
•	any Indebtedness on that date; minus
•	any past due Monthly Deductions if the date of death occurred during a Grace Period.

Under certain circumstances, the amount of the death benefit may be further adjusted or the death benefit may not be payable.

If part or all of the death benefit is paid in one sum, we will pay interest on this sum (as required by applicable state law) from the date of receipt of due proof of the Insured's death to the date of payment.

COVERAGE OPTIONS

You may choose one of two Coverage Options, which will be used to determine the death benefit:

•
Option A:  death benefit is the Specified Amount.  Option A generally provides a level death benefit unless performance is very favorable and the applicable corridor percentage calculation (described below) becomes applicable.  The death benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all.

•
Option B:  death benefit is at least equal to the Specified Amount plus the Contract Value on the date of death.  Thus, the death benefit will vary directly with the investment performance of the Contract Value.

Under both Options A and B we perform another calculation to ensure that the amount of insurance we provide meets the definition of life insurance under the Internal Revenue Code.  To apply this calculation, we multiply the applicable percentage by the Contract Value on the date of death. If the resulting amount is greater than the amount provided under the Coverage Option, the death benefit is equal to this greater amount.  The “applicable percentage” is 250% when the Insured is Age 40 or less.  The percentage decreases each year after Age 40 to 100% when the Insured has attained Age 95.

INITIAL SPECIFIED AMOUNT AND COVERAGE OPTION

The initial Specified Amount is set at the time the Contract is issued.  You select the Coverage Option when you apply for the Contract.  You may change the Specified Amount and Coverage Option, as discussed below.

CHANGES IN COVERAGE OPTION

We reserve the right to require that no change in Coverage Option occur during the first Contract Year and that you make no more than one change in Coverage Option in any 12-month period.  After any change, we require the Specified Amount to be at least $100,000 for issue ages 0-49 and $50,000 for issue ages 50-80.  The effective date of the change will be the Monthly Anniversary Day that coincides with or next follows the day that we receive and accept the request. We may require satisfactory evidence of insurability.

When you make a change from Option A to Option B, the Specified Amount after the change is effective will be equal to the Specified Amount before the change.  The death benefit will increase by the amount of the Contract Value on the effective date of the change.  When you make a change from Option B to Option A, the Specified Amount after the change will be equal to the Specified Amount before the change is effected plus the Contract Value on the effective date of the change.  We may require satisfactory evidence of insurability.

A change in Coverage Option may have tax consequences.  (See “TAX CONSIDERATIONS”) You should consult a tax adviser before changing the Coverage Option.

CHANGES IN SPECIFIED AMOUNT

You may increase or decrease the Specified Amount.  We may require that the Contract be in force for one Contract Year before a change in Specified Amount and that you make only one change every twelve Contract Months.  If a change in the Specified Amount results in total Premiums paid exceeding the Premium limitations set out under current tax law to qualify your Contract as a life insurance contract, we will refund the amount of such Premium in excess of the limitations.  We will make such a refund after the next Monthly Anniversary.

A change in Specified Amount may have tax consequences.  (See “TAX CONSIDERATIONS”)  You should consult a tax adviser before changing the Coverage Option.

Decreases. We require that the Specified Amount after any decrease must be at least $100,000 for Contracts that were issued at Ages 0-49 and $50,000 for Contracts that were issued at Ages 50-80.  A decrease in Specified Amount will be effective on the Monthly Anniversary Day on or next following the day we receive your Written Notice.

Decreasing the Specified Amount may decrease monthly cost of insurance charges.  However, a surrender charge will apply if the Specified Amount is decreased.  (See “SURRENDER CHARGE”)

We reserve the right to decline a requested decrease in the Specified Amount in the following circumstances:

•	to help ensure compliance with the guideline premium limitations;
•	if compliance with the guideline premium limitations under current tax law resulting from this decrease would result in immediate termination of the Contract;
•
if we would have to make payments to you from the Contract Value for compliance with the guideline premium limitations and the amount of such payments would exceed the Cash Surrender Value of the Contract.

Increases. In order to be eligible for an increase you must submit an application.  We may require satisfactory evidence of insurability.  We may decline an application for an increase.

Any increase in the Specified Amount must be at least $25,000.  (In Pennsylvania and Texas, an increase in the Specified Amount must be at least $100,000 for Ages 0-49 and $50,000 for Ages 50-80.)  In addition, the Insured's Age must be less than the current maximum issue age for the Contracts.  The increase in Specified Amount is effective on the Monthly Anniversary Day on or after the date we receive and approve the request for the increase.

An increase has the following affect on Premium Payments:

•	a change in Planned Premium Payments may be advisable. (See “PREMIUM PAYMENTS UPON INCREASE IN SPECIFIED AMOUNT”);
•	a new Guaranteed Payment Period begins on the effective date of the increase and will continue for ten years. (See “GUARANTEED PAYMENT PERIOD AND GUARANTEED MONTHLY PREMIUM”); and
•	if a Guaranteed Payment Period is in effect, we will recalculate the Contract’s Guaranteed Monthly Premium to reflect the increase. (See “GUARANTEED PAYMENT PERIOD AND GUARANTEED MONTHLY PREMIUM”)

A new surrender charge and surrender charge period apply to each portion of the Contract resulting from an increase in Specified Amount, starting with the effective date of the increase.  (See “SURRENDER CHARGE”)  After an increase, we (for purposes of calculating surrender charges) attribute a portion of each Premium Payment you make to the Specified Amount increase, even if you do not increase the amount or frequency of your Premiums.  We allocate Premiums based upon the proportion that the “coverage premium weighting factor” for the initial Specified Amount and each increase bears to the total “coverage premium weighting factor” for the Contract.

The “coverage premium weighting factor” is a hypothetical, level amount that would be payable through the Maturity Date for the benefits provided under the Contract.  We calculate this amount using the following assumptions:

•	cost of insurance rates based on the 1980 Commissioners Standard Ordinary Mortality Tables;
•	net investment earnings under the Contract;
•	an effective annual rate of 5%; and
•	sales and other charges imposed under the Contract.

For purposes of calculating surrender charges and cost of insurance charges, any Specified Amount decrease is used to reduce any previous Specified Amount increase then in effect, starting with the latest increase and continuing in the reverse order in which the increases were made.  If any portion of the decrease is left after all Specified Amount increases have been reduced, it is used to reduce the initial Specified Amount.

You may cancel an increase in Specified Amount in accordance with the Contract's “free look” provisions.  In such case, the amount refunded will be limited to those charges that are attributable to the increase.  (See “FREE LOOK RIGHT TO CANCEL CONTRACT”)

SELECTING AND CHANGING THE BENEFICIARY

You select the Beneficiary in your application.  You may change a Beneficiary designation in accordance with the terms of the Contract.  If you make an irrevocable Beneficiary designation, you must obtain the Beneficiary's consent to change the Beneficiary.  The primary Beneficiary is the person entitled to receive the Death Proceeds under the Contract.  If the primary Beneficiary is not living, the contingent Beneficiary is entitled to receive the Death Proceeds.  If the Insured dies and there is no surviving Beneficiary, the Owner will be the Beneficiary.

CASH BENEFITS

CONTRACT LOANS

You may borrow from your Contract while the Insured is living by submitting a Written Request to us.  You may also make loans by telephone, facsimile and electronic mail if you have provided proper authorization to us.  (See “TELEPHONE, FACSIMILE, ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS”)  The maximum loan amount available is the Contract’s Cash Surrender Value on the effective date of the loan less loan interest to the next Contract Anniversary.  We will process Contract loans as of the date your request is received and approved.  We will send loan Proceeds to you, usually within seven calendar days.  (See “PAYMENT OF PROCEEDS”)

Interest.  We will charge interest on any Indebtedness at an annual rate of 6%.  Interest is due and payable at the end of each Contract Year while a loan is outstanding.  If you do not pay interest when due, we add the interest to the loan and it becomes part of the Indebtedness.

Loan Collateral.  When you take a Contract loan, we transfer an amount sufficient to secure the loan out of the Subaccounts and the unloaned value in the Fixed Account and into the Contract's Loan Account.  We will reduce the Cash Surrender Value by the amount transferred to the Loan Account.  The loan does not have an immediate effect on the Contract Value.  You can specify the Variable Accounts and/or Fixed Account from which we transfer collateral.  If you do not specify, we will transfer collateral in the same proportion that the Contract Value in each Subaccount and the unloaned value in the Fixed Account bears to the total Contract Value in those accounts on the date you make the loan.  On each Contract Anniversary, we will transfer an amount of Cash Surrender Value equal to any due and unpaid loan interest to the Loan Account.  We will transfer due and unpaid interest in the same proportion that each Subaccount Value and the unloaned value in the Fixed Account Value bears to the total unloaned Contract Value.

We will credit the Loan Account with interest at an effective annual rate of not less than 4%.  Thus, the maximum net cost of a loan is 2% per year.  (The net cost of a loan is the difference between the rate of interest charged on Indebtedness and the amount credited to the Loan Account).  We will add the interest earned on the Loan Account to the Fixed Account.

Preferred Loan Provision. Beginning in the eleventh Contract Year, an additional type of loan is available.  It is called a preferred loan.  For a preferred loan we will credit the amount in the Loan Account securing the preferred loan with interest at an effective annual rate of 6%.  Thus, the net cost of the preferred loan is 0% per year.  The maximum amount available for a preferred loan is the Contract Value less Premiums paid.  This amount may not exceed the maximum loan amount.  The preferred loan provision is not guaranteed.

Loan Repayment.  You may repay all or part of your Indebtedness at any time while the Insured is living and the Contract is in force.  Each loan repayment must be at least $10.00.  Loan repayments must be sent to the Home Office and we will credit them as of the date received.  You should clearly mark a loan repayment as such or we will credit it as a Premium.  (Premium expense charges do not apply to loan repayments, unlike Unscheduled Premiums.)  When you make a loan repayment, we transfer Contract Value in the Loan Account in an amount equal to the repayment from the Loan Account to the Subaccounts and the unloaned value in the Fixed Account.  Thus, a loan repayment will immediately increase the Cash Surrender Value by the amount transferred from the Loan Account.  A loan repayment does not have an immediate effect on the Contract Value.  Unless you specify otherwise, we will transfer loan repayment amounts to the Subaccounts and the unloaned value in the Fixed Account according to the premium allocation instructions in effect at that time.

Effect of Contract Loan.  A loan, whether or not repaid, will have a permanent effect on the death benefit and Contract Values because the investment results will apply only to the non-loaned portion of the Contract Value.  The longer the loan is outstanding, the greater the effect is likely to be.  Depending on the investment results of the Subaccounts or credited interest rates for the unloaned value in the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.  Loans may increase the potential for lapse if investment results of the Subaccounts are less than anticipated. Loans can (particularly if not repaid) make it more likely than otherwise for a Contract to terminate.

Contract Loans may have tax consequences.  In particular, if your Contract is a “modified endowment contract,” Contract loans may be currently taxable and subject to a 10% penalty tax.  Moreover, the tax consequences of preferred loans taken from a Contract that is not a modified endowment contract are uncertain.  In addition, interest paid on Contract loans is generally not deductible.  For a discussion of the tax treatment of Contract loans and the adverse tax consequences if a Contract lapses with loans outstanding, see “TAX CONSIDERATIONS.”  You should consult a tax adviser before taking out a Contract Loan.

We will deduct Indebtedness from any Death Proceeds.  (See "AMOUNT OF DEATH PROCEEDS")

Your Contract will be in default if the Loan Account Value on any Valuation Day exceeds the Contract Value less any applicable surrender charge.  We will send you notice of the default.  You will have a 61-day Grace Period to submit a sufficient payment to avoid termination.  The notice will specify the amount that must be repaid to prevent termination. (See “PREMIUM PAYMENTS TO PREVENT LAPSE”)

SURRENDERING THE CONTRACT FOR CASH SURRENDER VALUE

You may surrender your Contract at any time for its Cash Surrender Value by submitting a Written Request.  A surrender charge may apply.  (See “SURRENDER CHARGE”)  We may require return of the Contract.  We will process a surrender request as of the date we receive your Written Request and all required documents.  We will price a surrender request received in good order before the New York Stock Exchange closes for normal trading using the Accumulation Unit values determined at the close of that regular business session of the New York Stock Exchange (usually 3:00 p.m. Central Time).  For requests received in good order after the New York Stock Exchange closes, we will price such surrender request using the Accumulation Unit values determined at the close of the next regular session of the New York Stock Exchange.  Generally we will make payment within seven calendar days.  (See “PAYMENT OF PROCEEDS”)  You may receive the Cash Surrender Value in one lump sum or you may apply it to a payment option.  (See “PAYMENT OPTIONS”)  Your Contract will terminate and cease to be in force if you surrender it for one lump sum.  You will not be able to later reinstate it.  Surrenders may have adverse tax consequences.  (See “TAX CONSIDERATIONS”)

(In Texas, if you request a surrender within 31 days after a Contract Anniversary, the Cash Surrender Value applicable to the Fixed Account Value will not be less than the Cash Surrender Value applicable to the Fixed Account on that anniversary, less any Contract loans or partial surrenders made on or after such Anniversary.)

PARTIAL SURRENDERS

You may make partial surrenders under your Contract at any time subject to the conditions below.  You may submit a Written Request to the Home Office or make your request by telephone if you have provided proper authorization to us. (See “TELEPHONE, FACSIMILE, ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS”)  Each partial surrender (other than by telephone) must be at least $500 and the partial surrender amount may not exceed the Cash Surrender Value, less $300.  If you make your request by telephone, the partial surrender amount must be at least $500 and may not exceed the lesser of the Cash Surrender Value less $300, or the maximum amount we permit to be withdrawn by telephone.  We will assess a partial surrender fee.  (See “PARTIAL SURRENDER FEE”)  We will deduct this charge from your Contract Value along with the amount requested to be surrendered and the charge will be considered part of the surrender (together, “partial surrender amount”).  We will reduce the Contract Value by the partial surrender amount as of the date we receive your Written Request or request by telephone for a partial surrender.

When you request a partial surrender, you can direct how we deduct the partial surrender amount (including the partial surrender fee) from your Contract Value in the Subaccounts and Fixed Account.  If you provide no directions, we will deduct the partial surrender amount (including the partial surrender fee) from your Contract Value in the Subaccounts and Fixed Account on a pro-rata basis.  Partial surrenders may have adverse tax consequences.  (See “TAX CONSIDERATIONS”)

If Coverage Option A is in effect, we will reduce the Specified Amount by an amount equal to the partial surrender amount, less the excess (if any) of the death benefit over the Specified Amount at the time the partial surrender is made.  If the partial surrender amount is less than the excess of the death benefit over the Specified Amount, we will not reduce the Specified Amount.  We reserve the right to reject a partial surrender request if:

•	the partial surrender would reduce the Specified Amount below the minimum amount for which the Contract would be issued under our then-current rules; or
•
the partial surrender would cause the Contract to fail to qualify as a life insurance contract under applicable tax laws as we interpret them.  If a partial surrender does result in a reduction of the Specified Amount, a surrender charge will apply as described in “SURRENDER CHARGE.”

We will process partial surrender requests as of the date we receive your Written Request.  We will price a partial surrender request received in good order before the New York Stock Exchange closes for normal trading using the Accumulation Unit values determined at the close of that regular business session of the New York Stock Exchange (usually 3:00 p.m. Central Time).  For requests received in good order after the New York Stock Exchange closes, we will price such partial surrender request using the Accumulation Unit values determined at the close of the next regular session of the New York Stock Exchange.  Generally, we will make payment within seven calendar days.  (See “PAYMENT OF PROCEEDS”)

MATURITY BENEFIT

The Maturity Date is the date that we pay the maturity benefit to you if the Contract is still in force.  The Maturity Date is the next Contract Anniversary following the Insured’s 95th birthday.  The Maturity Benefit is equal to the Cash Surrender Value on the Maturity Date.

PAYMENT OPTIONS

The Contract offers a variety of ways, in addition to a lump sum, for you to receive Proceeds payable under the Contract.  Payment options are available for use with various types of Proceeds, such as surrender, death or maturity.  We summarize these payment options below.  All of these options are forms of fixed-benefit annuities, which do not vary, with the investment performance of a separate account.

You may apply Proceeds of $2,000 ($2,000 minimum may not apply in some states) or more which are payable under this Contract to any of the following options:

Option 1:  Interest Payments.  We will make interest payments to the payee annually or monthly as elected.  We will pay interest on the Proceeds at the guaranteed rate of 3% per year and we may increase this by additional interest paid annually.  You may withdraw the Proceeds and any unpaid interest in full at any time.

Option 2: Installments of a Specified Amount.  We will make annual or monthly payments until the Proceeds plus interest are fully paid.  We will pay interest on the Proceeds at the guaranteed rate of 3% per year and we may increase this by additional interest.  The present value of any unpaid installments may be withdrawn at any time.

Option 3: Installments For a Specified Period.  We pay Proceeds in equal annual or monthly payments for a specified number of years.  We will pay interest on the Proceeds at the guaranteed rate of 3% per year and we may increase this by additional interest.  You may withdraw the present value of any unpaid installments at any time.

Option 4: Life Income.  We pay an income during the payee's lifetime.  You may choose a minimum guaranteed payment period.  One form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the Proceeds applied.

Option 5: Joint and Survivor Income.  We will pay an income during the lifetime of two persons and will continue to pay the same income as long as either person is living.  The minimum guaranteed payment period will be ten years.

Minimum Amounts.  We reserve the right to pay the total amount of the Contract in one lump sum, if less than $2,000.  If payments under the payment option selected are less than $50, payments may be made less frequently at our option.

Choice of Options.  You may choose an option by Written Notice during the Insured’s lifetime.  If a payment option is not in effect at the Insured’s death, the Beneficiary may make a choice.

Even if the death benefit under the Contract is excludible from income, payments under payment options may not be excludible in full.  This is because earnings on the death benefit after the Insured’s death are taxable and payments under the payment options generally include such earnings.  You should consult a tax adviser as to the tax treatment of payments under payment options.

If we have options or rates available on a more favorable basis at the time you elect a payment option, we will apply the more favorable benefits.

PAYMENT OF PROCEEDS

We will usually pay Proceeds within seven calendar days after we receive all the documents required for such a payment.  All documents received must be in good order.  This means that instructions are sufficiently clear so that we do not need to exercise any discretion to follow such instructions.

We determine the amount of the Death Proceeds as of the date of the Insured’s death.  But we determine the amount of all other Proceeds as of the date we receive the required documents.  We may delay a payment or a transfer request if:

•	the New York Stock Exchange is closed for other than a regular holiday or weekend;
•	trading is restricted by the SEC or the SEC declares that an emergency exists as a result of which the disposal or valuation of Variable Account assets is not reasonably practical; or
•	the SEC, by order, permits postponement of payment to protect Kansas City Life's Contract Owners.

In addition, if, pursuant to SEC rules, the Federated Prime Money Fund II suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial surrender, surrender, loan, or death benefit from the Federated Prime Money Fund II Subaccount until the Fund is liquidated.

If you have submitted a recent check or draft, we have the right to defer payment of partial surrenders, surrenders, Death Proceeds, or payments under a payment option until such check or draft has been honored.  We also reserve the right to defer payment of transfers, partial surrenders, surrenders, loans or Death Proceeds from the Fixed Account for up to six months.  If payment from the Fixed Account is not made within 30 days after receipt of documentation necessary to complete the transaction (or such shorter period required by a particular jurisdiction), we will add interest to the amount paid from the date of receipt of documentation.  The annual rate of interest never will be less than the rate required by the state in which your Contract was delivered.

If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, surrenders, loans or Death Proceeds, until instructions are received from the appropriate regulator.  We also may be required to provide additional information about you or your account to government regulators.

Legacy Account.  As described below, Kansas City Life will pay Death Proceeds through Kansas City Life's Legacy Accounts.  For each claim, which meets the criteria listed below, Kansas City Life will set up a Legacy Account.  Kansas City Life will forward a Legacy Account checkbook to the Owner or Beneficiary.  The individual Legacy Accounts are managed by a third party administrator and the checks are drawn on a bank separate from the Kansas City Life general account.  The Legacy Accounts pay interest and provide check-writing privileges, which are funded by Kansas City Life.  An Owner or Beneficiary (whichever applicable) has immediate and full access to Proceeds by writing a check on the account.  Kansas City Life pays interest on Death Proceeds from the date of death to the date the Legacy Account is closed, and holds reserves to fund disbursements.  However, the Legacy Accounts are subject to the claims of creditors of Kansas City Life.  In addition, any interest credited to the Legacy Account will be currently taxable to the Owner or Beneficiary in the year in which it is credited.  Kansas City Life may profit from amounts left in a Legacy Account.  Further, the Legacy Accounts are retained asset accounts and are not bank accounts and are not insured, nor guaranteed, by the FDIC or any other government agency.

Kansas City Life will pay Death Proceeds through the Legacy Account when:

•	the Proceeds are paid to an individual; and
•	the amount of Proceeds is $5,000 or more; and
•	the treatment is acceptable in the state in which the claim is made.

Any other use of the Legacy Account requires approval of the Company.

UNCLAIMED PROPERTY LAWS

Every state has unclaimed property laws which generally declare a life contract to be abandoned after a period of inactivity of three to five years from its limiting age or date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on our books and records, or to our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation.  To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.  Please call 800-616-3670 to make such changes.

REINSTATEMENT

If your Contract lapses, you may reinstate it within two years (three years in Arkansas, Kentucky, Minnesota, New Hampshire, Oklahoma, Utah, Virginia, and West Virginia; five years in Missouri and North Carolina) after lapse and before the Maturity Date.  Reinstatement must meet certain conditions, including the payment of the required Premium and proof of insurability.  See your Contract for further information.

TAX CONSIDERATIONS

INTRODUCTION

The following summary provides a general description of the Federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.  You should consult counsel or other competent tax advisers for more complete information.  This discussion is based upon our understanding of the present Federal income tax laws.  We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE CONTRACT

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code.  Guidance as to how these requirements are to be applied is limited.  Nevertheless, we believe that Contracts issued on a standard basis should satisfy the applicable requirements.  There is less guidance, however, with respect to Contracts issued on a substandard basis, and such Contracts may not satisfy the applicable requirements in all circumstances, particularly if you pay the full amount of Premiums permitted under the Contract.  If it is subsequently determined that a Contract does not satisfy the applicable requirements, we may take appropriate steps to bring the Contract into compliance with such requirements and we reserve the right to restrict Contract transactions as necessary in order to do so.

In some circumstances, Owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets.  Although published guidance does not address certain aspects of the Contracts, Kansas City Life believes that the Owner of a Contract should not be treated as the owner of the underlying assets of the Variable Account.  Kansas City Life reserves the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the Owners of the underlying assets of the Variable Account.

In addition, the Code requires that the investments of each of the Subaccounts must be “adequately diversified” in order for the Contract to be treated as a life insurance contract for Federal income tax purposes.  It is intended that the Subaccounts, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Contract will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF CONTRACT BENEFITS

In General. We believe that the death benefit under a Contract should generally be excludible from the gross income of the Beneficiary.  Federal, state and local transfer, and other tax consequences of ownership or receipt of Contract Proceeds depend on the circumstances of each Contract Owner or Beneficiary.  A tax advisor should be consulted on these consequences.

Generally, the Contract Owner will not be deemed to be in constructive receipt of the Contract cash value until there is a distribution.  When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a “Modified Endowment Contract.”

Modified Endowment Contracts.  Under the Internal Revenue Code, certain life insurance contracts are classified as “Modified Endowment Contracts,” with less favorable income tax treatment than other life insurance contracts.  Due to the Contract's flexibility with respect to Premium Payments and benefits, each Contract's circumstances will determine whether the Contract is a MEC.  In general, a Contract will be classified as a Modified Endowment Contract if the amount of Premiums paid into the Contract causes the Contract to fail the “7-Pay Test.”  A Contract will fail the 7-Pay Test if at any time in the first seven Contract years, the amount paid into the Contract exceeds the sum of the level Premiums that would have been paid at that point under a Contract that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Contract during the first seven Contract years, for example, as a result of a partial withdrawal, the 7-Pay Test will have to be reapplied as if the Contract had originally been issued at the reduced face amount.  If there is a “material change” in the Contract’s benefits or other terms, even after the first seven Contract years, the Contract may have to be retested as if it were a newly issued Contract.  A material change can occur, for example, when there is an increase in the death benefit, which is due to the payment of an unnecessary Premium.  Unnecessary Premiums are Premiums paid into the Contract which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Contract years.  To prevent your Contract from becoming a modified endowment contract, it may be necessary to limit Premium Payments or to limit reductions in benefits.  A current or prospective Contract Owner should consult with a competent advisor to determine whether a Contract transaction will cause the Contract to be classified as a Modified Endowment Contract.

Distributions Other Than Death Benefits from Modified Endowment Contracts.  Policies classified as Modified Endowment Contracts are subject to the following tax rules:

•
All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Contract Owner’s investment in the Contract only after all gain has been distributed.

•	Loans taken from or secured by a Contract classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.
•
A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Contract Owner has attained Age 59½ or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner’s Beneficiary or designated Beneficiary.

If a Contract becomes a modified endowment contract, distributions that occur during the Contract Year will be taxed as distributions from a modified endowment contract.  In addition, distributions from a Contract within two years before it becomes a modified endowment contract may be taxed in this manner.  This means that a distribution made from a Contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.  Distributions other than death benefits from a Contract that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Contract Owner’s investment in the Contract and only after the recovery of all investment in the Contract as taxable income.  However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance contract for Federal income tax purposes if Contract benefits are reduced during the first 15 Contract Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Contract that is not a Modified Endowment Contract are generally not treated as distributions.  However, the tax consequences associated with preferred loans are less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a Contract that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Contract.  Your investment in the Contract is generally your aggregate Premiums.  When a distribution is taken from the Contract, your investment in the Contract is reduced by the amount of the distribution that is tax-free.

Contract Loans. In general, interest on a Contract loan will not be deductible.  If a Contract loan is outstanding when a Contract is canceled or lapses, the amount of the outstanding Indebtedness will be added to the amount distributed and will be taxed accordingly.  Before taking out a Contract loan, you should consult a tax adviser as to the tax consequences.

Withholding. To the extent that Contract distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect however, not to have tax withheld from distributions.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents.  Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies.  In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.  Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.  Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

Life Insurance Purchases by Residents of Puerto Rico. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Multiple Policies.  All Modified Endowment Contracts that are issued by us (or our affiliates) to the same Contract Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Contract Owner’s income when a taxable distribution occurs.

Continuation of Contract Beyond Age 100.  The tax consequences of continuing the Contract beyond the Insured’s 100th year are unclear.  You should consult a tax adviser if you intend to keep the Contract in force beyond the Insured’s 100th year.

Business Uses of Contract.  Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.  The tax consequences of such plans may vary depending on the particular facts and circumstances.  If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.  Moreover, Congress has over the years adopted new rules relating to life insurance owned by businesses.  Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.

Employer-owned Life Insurance Contracts. Pursuant to section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the Premiums paid for such contract (although certain exceptions may apply in specific circumstances).  An employer-owned life insurance contract is a life insurance contract owned by an employer that insures an employee of the employer and where the employer is a direct or indirect Beneficiary under such contract.  It is the employer’s responsibility to verify the eligibility of the intended Insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j).  These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006.  A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Non-Individual Owners and Business Beneficiaries of Contract.  If a Contract is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code section 264, even where such entity's indebtedness is in no way connected to the Contract.  In addition, under section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a Beneficiary of a Contract, this Contract could be treated as held by the business for purposes of section 264(f) entity-holder rules.  There for, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an Owner or holder of a Contract, or before a business (other than a sole proprietorship) is made a Beneficiary of a Contract.

Split-Dollar Arrangements.  The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements.  Consult a qualified tax adviser before entering into or paying additional Premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 (the “Act”). prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a Premium on an existing Contract, or the purchase of a new Contract, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax. There may also be an indirect tax upon the income in the Contract or the Proceeds of a Contract under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

Accelerated Death Benefit.  The tax consequences associated with adding or electing to receive benefits under each of the Accelerated Death Benefit/Living Benefits Rider, the Acceleration of Death Benefits Proceeds Rider, and the

Accelerated Death Benefit/Terminal Illness Rider are unclear.  A tax adviser should be consulted about the tax consequences of adding any of these riders to a Contract or requesting payment under such riders.

Estate, Gift and Generation-Skipping Transfer Taxes. The transfer of the policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, when the Insured dies, the Death Proceeds will generally be includable in the Owner's estate for purposes of federal estate tax if the Insured owned the policy.  If the Owner was not the Insured, the fair market value of the Contract would be included in the Owner's estate upon the Owner's death.  The Contract would not be includable in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.  Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Contract ownership and distributions under federal, state and local law.  The individual situation of each Owner of Beneficiary will determine the extent, if any, to which federal, state and local transfers and inheritance taxes may be imposed and how ownership or receipt of policy Proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax on Investment Income. Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions from life insurance contracts (such as payments under certain settlement options) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.)  Please consult a tax advisor for more information.

Foreign Tax Credits.  We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.  Consult a tax adviser with respect to legislative developments and their effect on the Contract.

OUR INCOME TAXES

Under current Federal income tax law, we are not taxed on the Separate Account’s operations.  Thus, currently we do not deduct a charge from the Separate Account for Federal income taxes.  We reserve the right to charge the Separate Account for any future Federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes).  These taxes are not now significant and we are not currently charging for them.  If they increase, we may deduct charges for such taxes.

OTHER INFORMATION ABOUT THE CONTRACTS AND KANSAS CITY LIFE

SALE OF THE CONTRACTS

We have entered into a Distribution Agreement with our affiliate, Sunset Financial Services, Inc., for the distribution and sale of the Contracts.  Sunset Financial sells the Contracts through its registered representatives.  Sunset Financial also may enter into selling agreements with other broker-dealers ("selling firms") that in turn may sell the Contracts through their registered representatives.

We pay commissions to Sunset Financial for the sale of the Contracts by its registered representatives as well as selling firms.  The maximum commissions payable for sales by Sunset Financial are:  125% of Premiums up to one target Premium and 2% of Premiums above that amount paid in the first Contract Year; 2% of target Premium in Contract Years 2 through 10; and 1% of target Premium paid in Contract Years thereafter.  When policies are sold through other selling firms, the commissions paid to such selling firms do not exceed the amounts described above payable to Sunset Financial.  For Premiums received following an increase in Specified Amount, commissions on such Premiums are paid based on the target Premium for the increase in accordance with the commission rates described above.  We also pay commissions for substandard risk and rider Premiums based on our rules at the time of payment.  Sunset Financial may pay additional compensation from its own resources to selling firms based on the level of Contract sales or Premium Payments.

Sunset Financial passes through commissions it receives and does not retain any override as principal underwriter for the Contracts.  However, under the Distribution Agreement with Sunset Financial, we pay the following sales expenses:  registered representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts.  We also pay for Sunset Financial’s operating and other expenses.  Sunset Financial registered representatives and their managers are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Kansas City Life offers.  These programs include conferences, seminars, meals, entertainment, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements.  Sales of the Contracts may help registered representatives and their managers qualify for such benefits.  Because they are also appointed insurance agents of Kansas City Life, Sunset Financial registered representatives may receive other payments from Kansas City Life for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

Other selling firms may share commissions and additional amounts received for sales of the Contracts with their registered representatives in accordance with their programs for compensating registered representatives.  These programs may also include other types of cash and non-cash compensation and other benefits.  Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

American Century® Variable Portfolios II, Inc., Columbia Funds Series Trust I, Columbia Funds Series Trust II, Federated Insurance Series, Fidelity® Variable Insurance Products Contrafund® Portfolio, Fidelity® Variable Insurance Products, and Franklin Templeton Variable Insurance Products Trust each have adopted a Distribution Plan in connection with its 12b-1 shares, and each, under its respective agreement with Sunset Financial, currently pays Sunset Financial fees in consideration of distribution services provided and expenses incurred in the performance of Sunset Financial’s obligations under such agreements.  All or some of these payments may be passed on to selling firms that have entered into a selling agreement with Sunset Financial.  The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees to those who sell and distribute fund shares out of fund assets.  Under the Distribution Plan, fees ranging up to 0.25% of Variable Account assets invested in the Funds are paid to Sunset Financial for its distribution-related services and expenses under such agreement.

Commissions and other incentives or payment described above are not charged directly to Contract Owners or the Variable Account.  However, commissions and other incentives or payments described above are reflected in the fees and charges that Contract Owners do pay directly or indirectly

TELEPHONE, FACSIMILE, ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS

You may request the following transactions by telephone, facsimile, electronic mail or via the Kansas City Life website, if you provided proper authorization to us:

•	transfer of Contract Value;
•	change in premium allocation;
•	change in dollar cost averaging;
•	change in portfolio rebalancing; or
•	Contract loan.

We may suspend these privileges at any time if we decide that such suspension is in the best interests of Contract Owners.

In addition, you may make a Partial Surrender request by telephone if you have provided proper authorization to us.

We accept Written Requests transmitted by facsimile, but reserve the right to require you to send us the original Written Request.

Electronic mail requests that are received at customerservice@kclife.com before 3:00 p.m. Central Time on a Valuation Day will be processed on that Valuation Day.  If we receive a request after the New York Stock Exchange closes for normal trading (currently, 3:00 p.m. Central Time), we will process the order using the Subaccount Accumulation Unit value determined at the close of the next regular business session of the New York Stock Exchange.  If an incomplete request is received, we will notify you as soon as possible by return e-mail.  Your request will be honored as of the Valuation Day when all required information is received.

Accessing your account on the Internet at http://www.kclife.com can also make request.  Requests received before 3:00 p.m. Central Time on a Valuation Day will be processed on that Valuation Day.  If we receive a request after the New York Stock Exchange closes for normal trading, we will process the order using the Subaccount Accumulation Unit value determined at the close of the next regular business session of the New York Stock Exchange.  If any of the fields are left incomplete, the request will not be processed and you will receive an error message.  Your request will be honored as of the Valuation Day when all required information is received.  You will receive a confirmation in the mail of the changes made within five days of your request.

We will employ reasonable procedures to confirm that instructions communicated to us by telephone, facsimile, or email are genuine.  If we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.

The procedures we will follow for telephone privileges include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.  The procedures we will follow for facsimile and email communications include verification of policy number, social security number and date of birth.

Telephone, facsimile, electronic mail systems and the website may not always be available.  Any telephone, facsimile, electronic mail system or Internet connection, whether it is yours, your service provider’s, your registered representative’s, or ours, can experience outages or slowdowns for a variety of reasons.  These outages may delay or prevent our processing of your request.  Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, you should make your request by writing to our Home Office.

LITIGATION

The life insurance industry, including Kansas City Life, has been subject to an increase in litigation in recent years.  Such litigation has been pursued on behalf of purported classes of policyholders and other claims and legal actions in jurisdictions where juries often award punitive damages, which are grossly disproportionate to actual damages.

Although no assurances can be given and no determinations can be made at this time, management believes that the ultimate liability, if any, with respect to these claims and actions, would have no material effect on the Company’s business, results of operations or financial position.

CHANGE OF ADDRESS NOTIFICATION

To protect you from fraud and theft, Kansas City Life may verify any changes you request by sending a confirmation of the change to both your old and new addresses.  Kansas City Life may also call you to verify the change of address.

FINANCIAL STATEMENTS

Kansas City Life's financial statements and the financial statements for the Variable Account are included in the Statement of Additional Information.

Kansas City Life's financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts.  Please note that in addition to Fixed Account allocations, general account assets are used to guarantee the payment of living and death benefits under the Contracts.  To the extent that Kansas City Life is required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from general account assets.  You should be aware that Kansas City Life’s invested assets, primarily including fixed income securities, are subject to customary risks of credit defaults and changes in fair value.  Factors that may affect the overall default rate on and fair value of  Kansas City Life’s invested assets include interest rate levels and changes, availability and cost of liquidity, financial market performance, and general economic conditions, as well as particular circumstances affecting the businesses of individual borrowers and tenants.  Kansas City Life’s financial statements include a further discussion of risks inherent within general account investments.  However, you should not consider Kansas City Life’s financial statements as having an effect on the investment performance of the assets held in the Variable Account.

DEFINITIONS

Accumulation Unit	An accounting unit used to measure the net investment results of each of the Subaccounts.

Age	The Insured's Age on his/her last birthday as of or on each Contract Anniversary. The Contract is issued at the Age shown in the Contract.

Allocation Date
The date we apply your initial Premium to your Contract.  We allocate this Premium to the Federated Prime Money Fund II Subaccount where it remains until the Reallocation Date.  The Allocation Date is the later of the date we approve your application or the date we receive the initial Premium at our Home Office.

Beneficiary	The person you designate to receive any Proceeds payable at the death of the Insured.

Cash Surrender Value	The Contract Value less any applicable Surrender Charge and any Contract Indebtedness.

Contract Anniversary	The same day and month as the Contract Date each year that the Contract remains in force.

Contract Date	The date on which coverage takes effect. Contract Months, Years and Anniversaries are measured from the Contract Date.

Contract Value	Measure of the value in your Contract. It is the sum of the Variable Account Value and the Fixed Account Value, which includes the Loan Account Value.

Contract Year	Any period of twelve months starting with the Contract Date or any Contract Anniversary.

Coverage Options
Death benefit options available which affect the calculation of the Death Benefit.  Option A provides a Death Benefit at least equal to the Specified Amount.  Option B provides a Death Benefit at least equal to the Specified Amount plus the Contract Value.

Death Proceeds	The amount of Proceeds payable upon the Insured's death.

Fixed Account Value	Measure of value accumulating in the Fixed Account.

Grace Period
A 61-day period we provide when there is insufficient value in your Contract and at the end of which the Contract will terminate unless you pay sufficient additional Premiums.  This period of time gives you the chance to pay enough Premiums to keep your Contract in force.

Guaranteed Monthly Premium	A Premium amount which when paid guarantees that your Contract will not lapse during the Guaranteed Payment Period.

Guaranteed Payment Period	The period of time during which we guarantee that your Contract will not lapse if you pay the Guaranteed Monthly Premiums.

Home Office
When the term "Home Office" is used in this Prospectus in connection with transactions under the Contract, it means our Variable Administration office.  Transaction requests and other types of Written Notices should be sent to P.O. Box 219364, Kansas City, Missouri 64121-9364.  The telephone number at our Variable Administration office is 800-616-3670.

Indebtedness	The sum of all outstanding Contract loans plus accrued interest.

Insured	The person whose life we insure under the Contract.

Loan Account	The Loan Account is used to track loan amounts and accrued interest. It is part of the Fixed Account.

Loan Account Value	Measure of the amount of Contract Value assigned to the Loan Account.

Maturity Date	The date when death benefit coverage terminates and we pay you any Cash Surrender Value.

Monthly Anniversary Day	The day of each month on which we make the Monthly Deduction. It is the same day of each month as the Contract Date, or the last day of the month for those months not having such a day.

Monthly Deduction
The amount we deduct from the Contract Value to pay the cost of insurance charge, monthly expense charge, any applicable increase expense charge, and any charges for supplemental and/or rider benefits.  We make the Monthly Deduction as of each Monthly Anniversary Day.

Net Investment Factor	An index used to measure Subaccount performance.

Owner, You	The person entitled to exercise all rights and privileges of the Contract.

Planned Premium Payments	The amount and frequency of Premiums you chose to pay in your last instructions to us. This is the amount we will bill you. It is only an indication of your preferences of future Premium Payments.

Premium(s)/Premium Payment(s)	The amount(s) you pay to purchase the Contract. It includes both Planned Premium Payments and Unscheduled Premiums.

Proceeds	The total amount we are obligated to pay.

Reallocation Date
The date on which the Contract Value we initially allocated to the Federated Prime Money Fund II Subaccount on the Allocation Date is re-allocated to the Subaccounts and/or to the Fixed Account.  We re-allocate the Contract Value based on the premium allocation percentages you specify in the application.  The Reallocation Date is 30 days after the Allocation Date.

Specified Amount	The amount of insurance coverage on the Insured. The actual death benefit will depend upon whether Option A or Option B is in effect at the time of death.

Subaccounts	The divisions of the Variable Account. The assets of each Subaccount are invested in a portfolio of a designated mutual fund.

Subaccount Value	Measure of the value in a particular Subaccount.

Unscheduled Premium	Any Premium other than a Planned Premium Payment.

Valuation Day
Each day on which the New York Stock Exchange is open for trading, or any other day on which there is a sufficient degree of trading in the investments of the Subaccounts such that the current value might be materially affected.  Currently the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The New York Stock Exchange and Kansas City Life recognize holidays that fall on a Saturday on the previous Friday.  Kansas City Life will recognize holidays that fall on a Sunday on the following Monday.

Valuation Period
The interval of time beginning at the close of normal trading on the New York Stock Exchange on one Valuation Day and ending at the close of normal trading on the New York Stock Exchange on the next Valuation Day.  Currently the, close of normal trading occurs at 3 p.m. Central Time.  The term "Valuation Period" is used in this Prospectus to specify, among other things, when a transaction order or request is deemed to be received by us at our Variable Administration office.

Variable Account Value	The Variable Account Value is equal to the sum of all Subaccount Values of a Contract.

We, Our, Us	Kansas City Life Insurance Company.

Written Notice/Written Request
A Written Notice or Written Request in a form satisfactory to us that is signed by the Owner and received at the Home Office.  Under certain circumstances as described in this Prospectus, Written Notice/Written Request may be satisfied by telephone, facsimile, electronic mail and Internet.

APPENDIX – MAXIMUM SURRENDER CHARGE FACTORS

(Per $1,000 of Specified Amount)

	Male		Female			Male		Female
Issue Age	SM	NS	SM	NS	Issue Age	SM	NS	SM	NS
0		24.48		23.76	40	82.80	62.64	63.36	54.00
1		24.48		23.76	41	87.12	66.24	66.24	56.16
2		24.48		23.76	42	90.72	69.12	69.12	59.04
3		24.48		23.76	43	95.76	72.72	72.00	61.20
4		24.48		23.76	44	100.08	75.60	75.60	64.08

5		24.48		23.76	45	105.12	79.92	79.20	66.96
6		25.20		23.76	46	110.16	83.52	82.08	70.56
7		25.20		23.76	47	115.92	87.84	86.40	73.44
8		25.92		24.48	48	121.68	92.16	90.00	77.04
9		25.92		24.48	49	128.16	97.20	94.32	80.64

10		26.64		24.48	50	134.64	102.24	98.64	84.96
11		28.08		25.20	51	141.12	107.28	102.96	88.56
12		28.80		25.20	52	148.32	113.04	108.00	92.88
13		30.24		25.92	53	156.24	118.80	113.04	97.92
14		30.96		25.92	54	164.88	125.28	118.80	102.96

15	36.72	32.40	29.52	26.64	55	173.52	132.48	123.84	108.00
16	37.44	32.40	30.24	26.64	56	182.16	139.68	130.32	113.04
17	37.44	32.40	30.24	27.36	57	191.52	146.88	136.80	119.52
18	38.16	33.12	30.96	27.36	58	202.32	155.52	143.28	125.28
19	38.16	33.12	30.96	28.08	59	213.12	164.16	150.48	132.48

20	38.88	33.12	31.68	28.08	60	224.64	173.52	158.40	139.68
21	39.60	33.12	32.40	28.08	61	236.88	183.60	167.04	147.60
22	40.32	33.12	32.40	28.08	62	249.84	194.40	176.40	155.52
23	41.04	33.12	33.12	28.80	63	263.52	205.92	185.76	164.88
24	41.76	33.12	33.12	28.80	64	277.92	218.16	196.56	174.24

25	42.48	33.12	33.84	28.80	65	293.04	231.12	207.36	184.32
26	44.64	34.56	35.28	30.24	66	308.88	245.52	218.88	195.84
27	46.08	36.00	36.72	30.96	67	326.16	260.64	231.84	207.36
28	48.24	37.44	38.16	32.40	68	344.16	276.48	244.80	220.32
29	50.40	38.88	39.60	33.84	69	363.60	293.76	259.92	234.72

30	52.56	40.32	41.04	35.28	70	383.76	312.48	275.76	249.84
31	54.72	42.48	43.20	36.72	71	405.36	332.64	293.04	266.40
32	57.60	43.92	44.64	38.16	72	429.12	354.24	312.48	284.40
33	59.76	46.08	46.80	39.60	73	452.88	376.56	332.64	303.84
34	62.64	48.24	48.96	41.76	74	478.80	401.04	354.96	325.44

35	65.52	50.40	51.12	43.20	75	505.44	426.96	378.72	348.48
36	68.40	52.56	53.28	45.36	76	532.80	454.32	403.20	372.96
37	72.00	54.72	55.44	47.52	77	561.60	483.12	430.56	399.60
38	75.60	57.60	58.32	49.68	78	591.84	514.80	459.36	429.12
39	79.20	60.48	60.48	51.84	79	624.24	547.92	491.04	460.80
					80	658.80	584.64	525.60	495.36

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY ABOUT KANSAS CITY LIFE	1
ADDITIONAL CONTRACT INFORMATION	1
SPECIALIZED USES OF THE CONTRACT	1
INCONTESTABILITY	1
SUICIDE EXCLUSION	1
MISSTATEMENT OF AGE OR SEX	1
ASSIGNMENT	2
REDUCED CHARGES FOR ELIGIBLE GROUPS	2
ADDITIONAL PREMIUM INFORMATION	2
GENERALLY	2
PLANNED PREMIUM PAYMENTS	2
PREMIUM PAYMENTS TO PREVENT LAPSE	2
UNDERWRITING REQUIREMENTS	3
SALE OF THE CONTRACTS	3
PERFORMANCE DATA	4
YIELDS AND TOTAL RETURNS	4
MONEY MARKET SUBACCOUNT YIELDS	4
TOTAL RETURNS	5
OTHER INFORMATION	6
RESOLVING MATERIAL CONFLICTS	6
MINIMUM GUARANTEED AND CURRENT INTEREST RATES	6
LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUM PAYMENTS AND BENEFITS	6
REPORTS TO CONTRACT OWNERS	6
EXPERTS	7
LEGAL MATTERS	7
ADDITIONAL INFORMATION	7
FINANCIAL STATEMENTS	7

The Statement of Additional Information contains additional information about the Variable Account and Kansas City Life, including more information concerning compensation paid for the sale of Contracts.  To learn more about the Contract, you should read the Statement of Additional Information dated the same date as this Prospectus.  You may obtain a copy of the Statement of Additional Information, personalized illustrations of death benefits, net cash surrender values and cash values, without charge, by calling 1-800-616-3670 or by writing to us at Kansas City Life Insurance Company, 3520 Broadway, P.O. Box 219364, Kansas City, Missouri 64121-9364.

The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about us and the Contract.  Information about us and the Contract (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC  20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-09080

Kansas City Life Insurance Company

3520 Broadway

P.O. Box 219364

Kansas City, Missouri 64121-9364

(800) 616-3670

Statement of Additional Information

Kansas City Life Variable Life Separate Account

Individual Flexible Premium Variable Life Insurance Contract

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the individual flexible premium variable life insurance contract (the "Contract") we offer. This Statement of Additional Information is not a Prospectus and you should read it only in conjunction with the Prospectus for the Contract and the prospectuses for the Funds.  The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling Kansas City Life at the address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2013.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY ABOUT KANSAS CITY LIFE	1
ADDITIONAL CONTRACT INFORMATION	1
SPECIALIZED USES OF THE CONTRACT	1
INCONTESTABILITY	1
SUICIDE EXCLUSION	1
MISSTATEMENT OF AGE OR SEX	1
ASSIGNMENT	2
REDUCED CHARGES FOR ELIGIBLE GROUPS	2
ADDITIONAL PREMIUM INFORMATION	2
GENERALLY	2
PLANNED PREMIUM PAYMENTS	2
PREMIUM PAYMENTS TO PREVENT LAPSE	2
UNDERWRITING REQUIREMENTS	3
SALE OF THE CONTRACTS	3
PERFORMANCE DATA	4
YIELDS AND TOTAL RETURNS	4
MONEY MARKET SUBACCOUNT YIELDS	4
TOTAL RETURNS	5
OTHER INFORMATION	6
RESOLVING MATERIAL CONFLICTS	6
MINIMUM GUARANTEED AND CURRENT INTEREST RATES	6
LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUM PAYMENTS AND BENEFITS	6
REPORTS TO CONTRACT OWNERS	6
EXPERTS	7
LEGAL MATTERS	7
ADDITIONAL INFORMATION	7
FINANCIAL STATEMENTS	7

GENERAL INFORMATION AND HISTORY ABOUT KANSAS CITY LIFE

Established in 1895 in Kansas City, Missouri, Kansas City Life Insurance Company serves policyholders in 48 states and the District of Columbia, except New York and Vermont. Kansas City Life offers a wide variety of product lines that include universal life, term life, interest sensitive whole life, annuities and group products. The company and its subsidiaries reach a wide range of markets with financial services that include insurance and investments.

ADDITIONAL CONTRACT INFORMATION

SPECIALIZED USES OF THE CONTRACT

Because the Contract provides for an accumulation of cash value as well as a death benefit, the Contract can be used for various individual and business financial planning purposes. Purchasing the Contract in part for such purposes entails certain risks. For example, if the investment performance of Subaccounts to which Variable Account Value is allocated is poorer than expected or if sufficient Premiums are not paid, the Contract may lapse or may not accumulate enough value to fund the purpose for which you purchased the Contract. Partial surrenders and Contract loans may significantly affect current and future values and Proceeds. A loan may cause a Contract to lapse, depending upon Subaccount investment performance and the amount of the loan. Before purchasing a Contract for a specialized purpose, you should consider whether the long-term nature of the Contract is consistent with the purpose for which you are considering it. Using a Contract for a specialized purpose may have tax consequences. (See “TAX CONSIDERATIONS” in the Prospectus.)

INCONTESTABILITY

After the Contract has been in force during the Insured’s lifetime for two years from the Contract Date, we may not contest it unless it lapses.

We will not contest any increase in the Specified Amount after the increase has been in force during the Insured’s lifetime for two years following the effective date of the increase (we will not contest any increase in the Specified Amount in Wyoming) unless the Contract lapses.

If a Contract lapses and is reinstated, we cannot contest the reinstated Contract after it has been in force during the Insured’s lifetime for two years from the date of the reinstatement application unless the Contract lapses.

SUICIDE EXCLUSION

If the Insured dies by suicide, while sane or insane, within two years of the Contract Date (one year in Colorado, Missouri, and North Dakota), the amount payable will be equal to the Contract Value less any Loan Balance.

If the Insured dies by suicide, while sane or insane, within two years after the effective date of any increase in the Specified Amount (one year in Colorado, Missouri, and North Dakota), the amount payable associated with such increase will be limited to the cost of insurance charges associated with the increase.

MISSTATEMENT OF AGE OR SEX

If it is determined that the Age or sex of the Insured as stated in the Contract is not correct, while the Contract is in force and the Insured is alive, we will adjust the Contract Value. The adjustment will be the difference between the following amounts accumulated at 4% interest annually (unless otherwise required by state law). The two amounts are:

•	the cost of insurance deductions that have been made; and
•	the cost of insurance deductions that should have been made.

If after the death of the Insured while this Contract is in force, it is determined the Age or sex of the Insured as stated in the Contract is not correct, the death benefit will be the net amount at risk that the most recent cost of insurance deductions at the correct Age and sex would have provided plus the Contract Value on the date of death (not applicable in Indiana).

1

ASSIGNMENT

You may assign the Contract in accordance with its terms. In order for any assignment to bind us, it must be in writing and filed at the Home Office. When we receive a signed copy of the assignment, your rights and the interest of any Beneficiary (or any other person) will be subject to the assignment. We assume no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any Indebtedness. We will send notices to any assignee we have on record concerning amounts required to be paid during a Grace Period in addition to sending these notices to you. An assignment may have tax consequences.

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce the sales and administration charges for Contracts issued to a class of associated individuals or to a trustee, employer or similar entity. We may reduce these charges if we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses. We will make any reductions in accordance with our rules in effect at the time of the application. The factors we will consider in determining the eligibility of a particular group and the level of the reduction are as follows:

•	nature of the association and its organizational framework;
•	method by which sales will be made to the members of the class;
•	facility with which Premiums will be collected from the associated individuals;
•	association’s capabilities with respect to administrative tasks;
•	anticipated persistency of the Contract;
•	size of the class of associated individuals;
•	number of years the association has been in existence; and
•	any other such circumstances which justify a reduction in sales or administrative expenses.

Any reduction will be reasonable, will apply uniformly to all prospective Contract purchases in the class and will not be unfairly discriminatory to the interests of any Contract holder.

ADDITIONAL PREMIUM INFORMATION

GENERALLY

Premium Payments must be made by check payable to Kansas City Life Insurance Company or by any other method that Kansas City Life deems acceptable. Kansas City Life may specify the form in which a premium payment must be made in order for the Premium to be in "good order." Ordinarily, a check will be deemed to be in good order upon receipt, although Kansas City Life may require that the check first be converted into federal funds. In addition, for a Premium to be received in "good order," it must be accompanied by all required supporting documentation, in whatever form required.

PLANNED PREMIUM PAYMENTS

Each Premium after the initial Premium must be at least $25. Kansas City Life may increase this minimum limit 90 days after sending the Owner a Written Notice of such increase. Subject to the limits described in the Prospectus, the Owner can change the amount and frequency of Planned Premium Payments by sending Written Notice to the Home Office. Kansas City Life, however, reserves the right to limit the amount of a Premium Payment or the total Premiums Payments paid, as discussed in the Prospectus.

PREMIUM PAYMENTS TO PREVENT LAPSE

Failure to pay Planned Premium Payments will not necessarily cause a Contract to lapse. Conversely, paying all Planned Premium Payments will not guarantee that a Contract will not lapse. The conditions that will result in the Owner's Contract lapsing will vary, as follows, depending on whether a Guaranteed Payment Period is in effect.

•
During the Guaranteed Payment Period. A grace period starts if on any Monthly Anniversary Day the Cash Surrender Value is less than the amount of the Monthly Deduction and the accumulated premiums paid as of the Monthly Anniversary Day are less than required to guarantee the Contract will not lapse during the Guaranteed Payment Period.  The Premium required to keep the Contract in force will be an amount equal to the lesser of:  (1) the

2

amount to guarantee the Contract will not lapse during the Guaranteed Payment Period less the accumulated Premiums paid; and (2) an amount sufficient to provide a cash surrender value equal to three Monthly Deductions.

•
After the Guaranteed Payment Period. A grace period starts if the Cash Surrender Value on a Monthly Anniversary Day will not cover the Monthly Deduction. A Premium sufficient to provide a cash surrender value equal to three Monthly Deductions must be paid during the grace period to keep the Contract in force.

UNDERWRITING REQUIREMENTS

Kansas City Life currently places Insureds into one of the three risk classes, based on underwriting:  Standard Smoker, Standard Nonsmoker, or Preferred Nonsmoker.  An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the Standard Smoker or Standard Nonsmoker classes.  In an otherwise identical Contract, an Insured in the standard risk class will have a lower cost of insurance rate than an Insured in a substandard risk class.  Standard Nonsmoker rates are available for Issue Ages 0-80.  Standard Smoker and Preferred Nonsmoker rates are available for Issue Ages 15-80.  Contracts with a Specified Amount of $500,000 and above currently are subject to a lower level of cost of insurance charges:

•
The Preferred Nonsmoker risk class is generally only available if the Specified Amount equals or exceeds $100,000 Ages 15-49, and $50,000 Ages 50 and above.  Preferred Insureds generally will incur lower cost of insurance rates than Insureds who are classified as nonsmokers.

•
Nonsmoking Insureds will generally incur lower cost of insurance rates than Insureds who are classified as smokers.  If an Insured does not qualify as a nonsmoker cost of insurance rates will remain as shown in the Contract. However, if the Insured does qualify as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.

•
We may place an Insured into a substandard risk class for a temporary period of time, due to occupation, avocation or certain types of health conditions.  We also may place an Insured into a substandard risk class permanently.  These permanent ratings can be reviewed after the policy has been in force for 2 years.

SALE OF THE CONTRACTS

Effective January 1, 2009, the Contract is no longer offered for sale.

We offer the Contracts to the public through Sunset Financial Services, Inc. (“Sunset Financial”).

Sunset Financial is responsible for distributing the Contracts pursuant to an Underwriting Agreement with us.  Sunset Financial serves as principal underwriter for the Contracts.  Sunset Financial, incorporated in the state of Washington on April 23, 1964, is a wholly owned subsidiary of Kansas City Life Insurance Company, and has its principal business address at P.O. Box 219365, Kansas City, Missouri 64121-9365.  Sunset Financial is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the “1934 Act”), and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  Sunset Financial is a member of the Securities Investor Protection Corporation.

Sunset Financial offers the Contracts through its registered representatives.  Sunset Financial may also enter into selling agreements with other broker-dealers for sales of the Contracts through their registered representatives.  Registered representatives must be licensed as insurance agents and appointed by us.

We pay commissions to Sunset Financial for sales of the Contracts, which Sunset Financial shares with its registered representatives and also with broker-dealers who have entered into selling agreements.

3

Sunset Financial received sales compensation with respect to all variable contracts in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid to Sunset Financial*	Aggregate Amount of Commissions Retained by Sunset Financial After Payments to its Registered Persons and Other Broker-Dealers
2010	$1,763,890.00	$116,631.00
2011	$1,813,636.00	$177,623.00
2012	$1,774,007.00	$188,084.00
* Includes sales compensation paid to registered persons of Sunset Financial.

PERFORMANCE DATA

YIELDS AND TOTAL RETURNS

From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, and annual total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance.  Effective yields and total returns for a Subaccount are based on the investment performance of the corresponding Portfolio of a Fund. A Portfolio’s performance reflects the Portfolio’s expenses. See the prospectuses for the Funds.

In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable life insurance issuers in general or to the performance of particular types of variable life insurance investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor’s Composite Index of 500 stocks, a widely used measure of stock performance. We may also report other information, including the effect of tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio’s investment experience is positive.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying Portfolio in which a Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

You also should refer to your personalized illustrations which illustrate variations of Contract Values, Cash Surrender Values and death benefits under your Contract.

MONEY MARKET SUBACCOUNT YIELDS

The current yield of the Federated Prime Money Fund II (“Money Market Subaccount”) refers to the annualized investment income generated by an investment in the Money Market Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment; it is calculated in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the underlying Portfolio or on its portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, dividing the net change in Money Market Subaccount Value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net investment income of the Portfolio attributable to the hypothetical account; and (2) “common” charges and deductions (as explained below) imposed under the Contract which are attributable to the hypothetical account.

4

The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.  The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The Money Market Subaccount’s yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the underlying Portfolio, the types of quality of portfolio securities held by the underlying Portfolio, and the underlying Portfolio’s operating expenses. During extended periods of low interest rates, the yields of the Money Market Subaccount (or any Subaccount investing in a money market portfolio) may also become extremely low and possibly negative. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

TOTAL RETURNS

The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. For periods prior to the date a Subaccount commenced operations, performance information for Contracts funded by that Subaccount may also be calculated based on the performance of the corresponding Portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the Portfolio, with the current level of Contract charges.  The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the value of that investment (reflecting only Common Charges, as described below) as of the last day of each of the periods for which total return quotations are provided. The ending date for each period for which total return quotations are provided will normally be for the most recent calendar quarter, considering the type and media of the communication and will be stated in the communication. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period.

Until a Subaccount has been in operation for 1, 5, and 10 years, respectively, we will include quotes of average annual total return for the period measured from the Subaccount’s inception. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total return for the Subaccounts may include information for the period before any policies were registered under the Securities Act of 1933, from the inception of the Subaccounts, with the level of Contract charges currently in effect.

Average annual total returns reflect total underlying Portfolio expenses and certain Contract fees and charges assumed to apply to all Contract owners, including the mortality and expense risk charge (“Common Charges”).  However, charges such as cost of insurance charges, which are based on certain factors, such as the Insured’s age, sex, number of completed Contract years, Specified Amount, and risk class, and which therefore vary with each Contract, are not reflected in average annual total returns, nor are the premium expense charge or any charges assessed on surrender, partial surrender, or transfer (“Non-Common Charges”). If Non-Common Charges were deducted, performance would be significantly lower.

Because of the charges and deductions imposed under a Contract, performance data for the Subaccounts will be lower than performance data for their corresponding Portfolios. The performance of a Subaccount will be affected by expense reimbursements and fee waivers applicable to the corresponding Portfolio. Without these reimbursements and waivers, performance would be lower.

Performance for any given past period is not an indication or representation of future performance. The performance of each Subaccount will fluctuate on a daily basis.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date a Subaccount commenced operations. This performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Common Charges currently in effect.

From time to time, sales literature or advertisements may also quote average annual total returns for the underlying Funds that reflect all underlying Fund fees and expenses, but do not reflect the deduction of Contract-level expenses (either Common Charges or Non-Common Charges).  Because of the charges and deductions imposed under the Contract, performance data for the Subaccounts will be lower than performance data for their corresponding Funds.

5

OTHER INFORMATION

RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Contracts. In addition, the Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts.

We do not currently foresee any disadvantages to you resulting from the Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict of interest may arise between Contract Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the Funds for more information.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

We guarantee to credit the Fixed Account Value with a minimum 4% effective annual interest rate. We intend to credit the Fixed Account Value with current interest rates in excess of the 4% minimum, but we are not obligated to do so. Current interest rates are influenced by, but don’t necessarily correspond to, prevailing general market interest rates. We will determine current interest rates. You assume the risk that the interest we credit may not exceed the guaranteed rate. Since we anticipate changing the current interest rate from time to time, we will credit different allocations with different interest rates, based upon the date amounts are allocated to the Fixed Account. We may change the interest rate credited to allocations from Premiums or new transfers at any time. We will not change the interest rate more than once a year on amounts in the Fixed Account.

For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first-out (“LIFO”) method. We may change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 4%.  We may also shorten the period for which the interest rate applies to less than a year (except for the year in which an amount is received or transferred).

LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUM PAYMENTS AND BENEFITS

Cost of insurance rates for Contracts generally distinguish between males and females. Thus, Premium Payments and benefits under Contracts covering males and females of the same Age will generally differ. (In some states, the cost of insurance rates don't vary by sex.)

We also offer Contracts that don’t distinguish between male and female rates where required by state law. Employers and employee organizations considering purchase of a Contract should consult with their legal advisers to determine whether purchase of a Contract based on sex-distinct cost of insurance rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We will make available to such prospective purchasers Contracts with cost of insurance rates that don’t distinguish between males and females.

REPORTS TO CONTRACT OWNERS

At least once each Contract Year, we will send you a report showing updated information about the Contract since the last report, including any information required by law. We will also send you an annual and semi-annual report for each Fund or Portfolio underlying a Subaccount to which you have allocated Contract Value. This will include a list of the securities held in each Fund, as required by the 1940 Act. In addition, we will send you written confirmation of all Contract transactions.

6

EXPERTS

The consolidated financial statements of Kansas City Life Insurance Company as of December 31, 2012 and 2011 and for each of the years in the three-year period ended December 31, 2012; the statements of net assets of the Kansas City Life Variable Life Separate Account (Variable Account) as of December 31, 2012, and the related statements of operations for the period or year then ended, the statements of changes in net assets for each of the periods or years in the two-year period then ended, and financial highlights for each of the periods or years in the five-year period then ended; have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided legal advice on certain matters relating to the federal securities laws. A. Craig Mason Jr., General Counsel of Kansas City Life has passed on matters of Missouri law pertaining to the Contracts, including our right to issue the Contracts and our qualification to do so under applicable laws and regulations.

ADDITIONAL INFORMATION

We have filed a registration statement under the Securities Act of 1933 with the SEC relating to the offering described in this prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

FINANCIAL STATEMENTS

The following financial statements for Kansas City Life Insurance Company are included in this Statement of Additional Information:

•	consolidated balance sheets as of December 31, 2012 and 2011; and
•	related consolidated statements of income, stockholders’ equity and cash flows for each of the years in the three-year period ended December 31, 2012.

The following financial statements for the Variable Account are included in this Statement of Additional Information:

•	statement of net assets as of December 31, 2012; and
•
related statement of operations for the period or year ended December 31, 2012, statements of changes in net assets for each of the periods or years in the two-year period ended December 31, 2012, and financial highlights for each of the periods or years in the five-year period ended December 31, 2012.

Kansas City Life's financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts.  Please note that in addition to Fixed Account allocations, general account assets are used to guarantee the payment of living and death benefits under the Contracts.  To the extent that Kansas City Life is required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from general account assets.  You should be aware that Kansas City Life’s invested assets, primarily including fixed income securities, are subject to customary risks of credit defaults and changes in fair value.  Factors that may affect the overall default rate on and fair value of  Kansas City Life’s invested assets include interest rate levels and changes, availability and cost of liquidity, financial market performance, and general economic conditions, as well as particular circumstances affecting the businesses of individual borrowers and tenants.  Kansas City Life’s financial statements include a further discussion of risks inherent within general account investments.  However, you should not consider Kansas City Life’s financial statements as having an effect on the investment performance of the assets held in the Variable Account.

7

KANSAS CITY LIFE
VARIABLE LIFE
SEPARATE ACCOUNT

FINANCIAL STATEMENTS
Years ended December 31, 2012 and 2011

Statement of Net Assets
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
DECEMBER  31, 2012

			Century II		Century II Survivorship		Century II Alliance
			Variable Universal Life		Variable Universal Life		Variable Universal Life
	Number		Number	Unit	Number	Unit	Number	Unit	Fair
Net Assets	Shares	NAV	of Units	Value	of Units	Value	of Units	Value	Value	Cost
									(in thousands)
Federated Insurance Series
Capital Appreciation Fund II	434,786	$6.25	124,700	$18.483	8,860	$13.320	30,256	$9.735	$2,717	$3,342
High Income Bond Fund II	265,488	7.17	48,778	26.881	15,707	23.212	9,871	23.074	1,904	1,774
Prime Money Fund II	2,315,979	1.00	112,976	13.545	25,267	13.305	39,320	11.436	2,316	2,316

MFS Variable Insurance Trust
Research Series	216,714	21.85	169,704	24.037	23,288	17.612	18,223	13.493	4,735	3,590
Growth Series	271,891	28.83	271,505	25.136	32,414	19.101	31,394	12.584	7,839	5,552
Total Return Series	166,828	20.05	91,610	27.019	16,081	21.899	33,222	15.578	3,345	3,100
Research Bond Series	151,775	13.49	59,957	23.441	11,224	23.144	20,005	19.105	2,048	1,868
Strategic Income Series	104,046	10.49	42,276	20.824	1,003	20.422	9,564	19.928	1,091	1,042
Utilities Series	341,402	27.63	138,115	51.232	24,952	40.232	58,097	23.292	9,433	8,057

American Century Variable Portfolios
VP Capital Appreciation Fund	202,244	14.54	104,836	23.206	4,906	23.311	22,550	17.446	2,941	2,385
VP International Fund	430,394	8.93	140,100	22.699	8,446	17.801	37,368	13.727	3,843	3,373
VP Value Fund	617,310	6.52	209,843	12.309	22,935	12.780	66,564	17.258	4,025	3,679
VP Income & Growth Fund	154,894	6.90	88,997	8.717	14,102	9.058	12,674	13.036	1,069	978
VP Ultra Fund	75,503	10.80	27,720	14.795	3,899	15.193	22,506	15.377	815	683
VP Mid Cap Value Fund	8,183	14.58	5,687	13.897	1,184	14.154	1,648	14.273	119	105

American Century Variable Portfolios II
VP Inflation Protection Fund (Class II)	44,219	12.03	21,267	15.234	4,879	15.644	8,319	15.833	532	496

Dreyfus Variable Investment Fund
Appreciation Portfolio	105,768	40.47	167,121	20.801	17,466	20.497	30,820	14.475	4,281	3,653
Opportunistic Small Cap Portfolio	153,402	31.66	242,924	15.819	25,262	14.403	58,115	11.187	4,857	4,636

Dreyfus Stock Index Fund, Inc.	449,233	31.86	596,970	18.768	83,192	18.018	124,360	12.945	14,313	12,972

The Dreyfus Socially Responsible Growth Fund, Inc.	22,778	33.24	19,099	32.501	2,113	33.744	6,133	10.617	757	614

JPMorgan Insurance Trust
Insurance Trust U.S. Equity Portfolio	50,112	17.64	31,564	18.781	8,934	19.499	9,484	12.333	884	711
Insurance Trust Small Cap Core Portfolio	153,565	16.99	66,401	22.671	6,150	23.538	59,587	16.093	2,609	2,132
Insurance Trust Mid Cap Value Portfolio	197,025	8.17	45,372	22.561	5,295	23.167	19,762	23.448	1,610	1,253

1

Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate Securities Fund (Class II)	184,948	14.27	86,861	20.434	7,153	21.140	36,625	19.470	2,639	2,662
Franklin Small-Mid Cap Growth Securities Fund (Class II)	30,122	21.04	54,211	9.101	602	9.415	10,104	13.332	634	586
Templeton Developing Markets Securities Fund (Class II)	197,661	10.50	50,803	25.143	4,739	26.012	21,213	31.812	2,076	1,919
Templeton Foreign Securities Fund (Class II)	176,426	14.37	52,738	29.617	4,717	30.749	53,257	15.553	2,535	2,412

Calamos Advisors Trust
Calamos Growth and Income Portfolio	241,394	14.07	103,125	21.184	13,568	21.993	51,879	17.606	3,396	3,169

Invesco Variable Insurance Funds
Van Kampen V.I. American Franchise Fund	12,406	36.28	54,721	4.821	15,068	4.988	12,910	8.608	450	422
V.I. Technology Fund (Series I)	24,472	16.87	81,704	3.271	8,742	3.384	12,617	9.197	413	367
V.I. Core Equity Fund (Series I)	36,419	30.14	69,483	8.887	3,386	9.194	38,855	11.557	1,098	915

Columbia Funds Variable Trust I
Mid-Cap Growth Fund (Class II)	163,518	8.07	115,542	8.344	4,715	8.632	27,080	11.626	1,320	1,109

Columbia Funds Variable Trust II
Seligman Global Technology Fund (Class II)	61,728	20.37	93,166	10.538	910	10.902	17,166	15.477	1,257	959
Select Smaller-Cap Value Fund (Class II)	112,867	12.36	40,900	19.630	3,257	20.158	25,807	20.402	1,395	1,283

Fidelity Variable Insurance Products
VIP Contrafund Portfolio	23,046	26.00	40,288	10.868	4,523	11.039	10,021	11.118	599	509
VIP Freedom Funds - Income	6,202	10.54	759	11.579	3,754	11.761	1,049	11.844	65	64
VIP Freedom Funds - 2010	1,579	11.10	1,012	11.423	514	11.602	-	11.685	18	17
VIP Freedom Funds - 2015	8,225	11.17	5,582	11.261	522	11.438	2,001	11.519	92	84
VIP Freedom Funds - 2020	12,541	11.16	10,031	10.901	-	11.072	2,745	11.151	140	131
VIP Freedom Funds - 2025	9,969	11.14	2,689	10.911	6,961	11.083	409	11.162	111	91
VIP Freedom Funds - 2030	12,043	10.83	11,059	10.427	-	10.591	1,418	10.666	130	115
VIP Freedom Funds - 2035	870	15.73	1,162	11.776	-	11.863	-	11.902	14	13
VIP Freedom Funds - 2040	484	15.00	617	11.779	-	11.866	-	11.905	7	7
VIP Freedom Funds - 2045	367	14.81	462	11.779	-	11.866	-	11.905	5	5
VIP Freedom Funds - 2050	1,578	13.39	1,796	11.767	-	11.854	-	11.893	21	21

TOPS Portfolios
Protected Balanced ETF Portfolio - Class 2	2,922	10.71	3,060	10.226	-	10.245	-	10.253	31	30
Protected Moderate Growth ETF Portfolio - Class 2	37,856	10.67	38,002	10.219	-	10.237	1,522	10.246	404	394
Protected Growth ETF Portfolio - Class 2	8,088	10.19	6,431	10.186	-	10.205	1,655	10.213	82	80
Total Net Assets									$97,015	$85,675

See accompanying Notes to Financial Statements

2

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2012
(in thousands)

	Federated Insurance Series			MFS Variable Insurance Trust

		High
	Capital	Income	Prime			Total	Research	Strategic
	Appreciation	Bond	Money	Research	Growth	Return	Bond	Income	Utilities
	Fund II	Fund II	Fund II	Series	Series	Series	Series	Series	Series

Investment Income:
Income:
Dividend Distributions	15	138	-	37	-	93	54	58	620
Expenses:
Mortality and Expense Risk Fees and Administrative Charges	23	15	19	40	69	28	16	8	76
Investment Income (Loss)	(8)	123	(19)	(3)	(69)	65	38	50	544
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	(160)	11	-	175	459	41	38	9	275
Capital Gains Distributions	155	-	-	-	-	-	13	-	-
Unrealized Appreciation (Depreciation)	260	102	-	521	803	228	36	37	281
Net Gain on Investments	255	113	-	696	1,262	269	87	46	556

Change in Net Assets from Operations	$247	236	(19)	693	1,193	334	125	96	1,100

3

							American
							Century
							Variable	Dreyfus Variable
	American Century Variable Portfolios						Portfolios II	Investment Fund

				VP			VP Inflation
	VP Capital	VP	VP	Income &	VP	VP	Protection		Opportunistic
	Appreciation	International	Value	Growth	Ultra	Mid Cap	Fund	Appreciation	Small Cap
	Fund	Fund	Fund	Fund	Fund	Value	(Class II)	Portfolio	Portfolio

Investment Income:
Income:
Dividend Distributions	$-	30	77	22	-	2	14	159	-
Expenses:
Mortality and Expense Risk Fees and Administrative Charges	26	30	31	9	6	1	5	36	40
Investment Income (Loss)	(26)	-	46	13	(6)	1	9	123	(40)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	195	27	46	15	23	2	24	119	(24)
Capital Gains Distributions	169	-	-	-	-	6	19	-	-
Unrealized Appreciation (Depreciation)	94	638	414	107	74	6	(9)	153	913
Net Gain on Investments	458	665	460	122	97	14	34	272	889

Change in Net Assets from Operations	$432	665	506	135	91	15	43	395	849

See accompanying Notes to Financial Statements

4

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS - (CONTINUED)
YEAR ENDED DECEMBER 31, 2012
(in thousands)

			JPMorgan Insurance Trust			Franklin Templeton Variable Insurance Products Trust
		The Dreyfus	Insurance	Insurance	Insurance	Franklin	Franklin	Templeton
	Dreyfus	Socially	Trust	Trust	Trust	Global	Small-Mid	Developing	Templeton
	Stock	Responsible	U.S	Small	Mid	Real Estate	Cap Growth	Markets	Foreign
	Index	Growth	Equity	Cap Core	Cap Value	Securities	Securities	Securities	Securities
	Fund, Inc.	Fund, Inc.	Portfolio	Portfolio	Portfolio	Fund (Class II)	Fund (Class II)	Fund (Class II)	Fund (Class II)

Investment Income:
Income:
Dividend Distributions	$291	7	15	5	16	-	-	29	76
Expenses:
Mortality and Expense Risk Fees and Administrative Charges	119	7	7	19	12	17	6	16	19
Investment Income (Loss)	172	-	8	(14)	4	(17)	(6)	13	57
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	218	51	46	74	61	(68)	14	8	(23)
Capital Gains Distributions	694	-	-	-	-	-	49	-	-
Unrealized Appreciation (Depreciation)	855	40	93	369	203	603	6	224	369
Net Gain on Investments	1,767	91	139	443	264	535	69	232	346

Change in Net Assets from Operations	$1,939	91	147	429	268	518	63	245	403

5

	Calamos				Columbia
	Advisors				Funds Variable	Columbia Funds
	Trust	Invesco Variable Insurance Funds			Trust I	Variable Trust II
						Seligman
	Calamos	Van Kampen	V.I.	V.I.	Mid Cap	Global	Smaller-Cap
	Growth and	V.I. American	Technology	Core Equity	Growth	Technology	Value
	Income	Franchise	Fund	Fund	Fund	Fund	Fund
	Portfolio	Fund	(Series I)	(Series I)	(Class II)	(Class II)	(Class II)

Investment Income:
Income:
Dividend Distributions	$70	-	-	10	-	-	-
Expenses:
Mortality and Expense Risk Fees and Administrative Charges	27	3	3	8	11	11	10
Investment Income (Loss)	43	(3)	(3)	2	(11)	(11)	(10)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	51	5	10	28	52	85	7
Capital Gains Distributions	44	-	-	-	26	3	-
Unrealized Appreciation (Depreciation)	115	49	34	98	64	7	203
Net Gain on Investments	210	54	44	126	142	95	210

Change in Net Assets from Operations	$253	51	41	128	131	84	200

See accompanying Notes to Financial Statements

6

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS - (CONTINUED)
YEAR ENDED DECEMBER 31, 2012
(in thousands)

	Fidelity Variable Insurance Products

		VIP	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	VIP	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom
	Contrafund	Funds	Funds	Funds	Funds	Funds	Funds	Funds	Funds
	Portfolio	Income	2010	2015	2020	2025	2030	2035	2040

Investment Income:
Income:
Dividend Distributions	$7	1	-	2	3	2	2	-	-
Expenses:
Mortality and Expense Risk Fees and Administrative Charges	5	1	-	1	1	1	1	-	-
Investment Income (Loss)	2	-	-	1	2	1	1	-	-
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	20	2	1	3	4	2	3	-	-
Capital Gains Distributions	-	1	-	2	2	1	1	-	-
Unrealized Appreciation (Depreciation)	59	2	1	7	12	10	11	-	-
Net Gain on Investments	79	5	2	12	18	13	15	-	-

Change in Net Assets from Operations	$81	5	2	13	20	14	16	-	-

7

	Fidelity Variable Insurance Products		TOPS

	VIP	VIP	Protected	Protected	Protected
	Freedom	Freedom	Balanced	Mod Growth	Growth
	Funds	Funds	ETF Portfolio	ETF Portfolio	ETF Portfolio
	2045	2050	Class 2	Class 2	Class 2	Total

Investment Income:
Income:
Dividend Distributions	$-	-	-	-	-	1,855
Expenses:
Mortality and Expense Risk Fees and Administrative Charges	-	-	-	1	-	784
Investment Income (Loss)	-	-	-	(1)	-	1,071
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	-	-	-	-	-	1,929
Capital Gains Distributions	-	1	-	-	-	1,186
Unrealized Appreciation (Depreciation)	-	1	1	10	3	8,107
Net Gain on Investments	-	2	1	10	3	11,222

Change in Net Assets from Operations	$-	2	1	9	3	12,293

See accompanying Notes to Financial Statements

8

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2012
(in thousands)

	Federated Insurance Series			MFS Variable Insurance Trust

		High
	Capital	Income	Prime			Total	Research	Strategic
	Appreciation	Bond	Money	Research	Growth	Return	Bond	Income	Utilities
	Fund II	Fund II	Fund II	Series	Series	Series	Series	Series	Series

Change in Net Assets from Operations:
Investment Income (Loss)	$(8)	123	(19)	(3)	(69)	65	38	50	544
Realized Gain (Loss) and Capital Gains Distributions	(5)	11	-	175	459	41	51	9	275
Unrealized Appreciation (Depreciation)	260	102	-	521	803	228	36	37	281
Change in Net Assets from Operations	247	236	(19)	693	1,193	334	125	96	1,100

Deposits	328	173	395	420	696	340	268	168	801

Payments and Withdrawals:
Death Benefits	-	-	628	-	-	-	-	-	-
Withdrawals	207	106	1,055	318	629	239	157	36	757
Administrative Fees	233	130	224	327	593	281	183	103	712
Transfers (in) out	94	(3)	(908)	94	282	131	(77)	(25)	180
Payments and Withdrawals	534	233	999	739	1,504	651	263	114	1,649

Net Assets:
Net Increase (Decrease)	41	176	(623)	374	385	23	130	150	252
Beginning of Year	2,676	1,728	2,939	4,361	7,454	3,322	1,918	941	9,181

End of Year	$2,717	1,904	2,316	4,735	7,839	3,345	2,048	1,091	9,433

9

							American
							Century
							Variable	Dreyfus Variable
	American Century Variable Portfolios						Portfolios II	Investment Fund

				VP			VP Inflation
	VP Capital	VP	VP	Income &	VP	VP	Protection		Opportunistic
	Appreciation	International	Value	Growth	Ultra	Mid Cap	Fund	Appreciation	Small Cap
	Fund	Fund	Fund	Fund	Fund	Value	(Class II)	Portfolio	Portfolio

Change in Net Assets from Operations:
Investment Income (Loss)	$(26)	-	46	13	(6)	1	9	123	(40)
Realized Gain (Loss) and Capital Gains Distributions	364	27	46	15	23	8	43	119	(24)
Unrealized Appreciation (Depreciation)	94	638	414	107	74	6	(9)	153	913
Change in Net Assets from Operations	432	665	506	135	91	15	43	395	849

Deposits	275	460	536	118	137	16	100	368	499

Payments and Withdrawals:
Death Benefits	-	-	-	-	-	-	-	-	-
Withdrawals	283	281	344	102	40	3	75	219	371
Administrative Fees	212	300	321	83	67	16	61	331	371
Transfers (in) out	135	89	140	29	4	1	267	142	224
Payments and Withdrawals	630	670	805	214	111	20	403	692	966

Net Assets:
Net Increase (Decrease)	77	455	237	39	117	11	(260)	71	382
Beginning of Year	2,864	3,388	3,788	1,030	698	108	792	4,210	4,475

End of Year	$2,941	3,843	4,025	1,069	815	119	532	4,281	4,857

See accompanying Notes to Financial Statements

10

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2012
(in thousands)

			JPMorgan Insurance Trust			Franklin Templeton Variable Insurance Products Trust
		The Dreyfus	Insurance	Insurance	Insurance	Franklin	Franklin	Templeton
	Dreyfus	Socially	Trust	Trust	Trust	Global	Small-Mid	Developing	Templeton
	Stock	Responsible	U.S	Small	Mid	Real Estate	Cap Growth	Markets	Foreign
	Index	Growth	Equity	Cap Core	Cap Value	Securities	Securities	Securities	Securities
	Fund, Inc.	Fund, Inc.	Portfolio	Portfolio	Portfolio	Fund (Class II)	Fund (Class II)	Fund (Class II)	Fund (Class II)

Change in Net Assets from Operations:
Investment Income (Loss)	$172	-	8	(14)	4	(17)	(6)	13	57
Realized Gain (Loss) and Capital Gains Distributions	912	51	46	74	61	(68)	63	8	(23)
Unrealized Appreciation (Depreciation)	855	40	93	369	203	603	6	224	369
Change in Net Assets from Operations	1,939	91	147	429	268	518	63	245	403

Deposits	1,475	102	67	343	209	306	77	261	343

Payments and Withdrawals:
Death Benefits	-	-	-	-	-	-	-	-	-
Withdrawals	961	51	143	137	107	189	90	241	217
Administrative Fees	1,145	85	69	209	125	185	45	157	196
Transfers (in) out	318	106	39	128	46	(220)	17	40	171
Payments and Withdrawals	2,424	242	251	474	278	154	152	438	584

Net Assets:
Net Increase (Decrease)	990	(49)	(37)	298	199	670	(12)	68	162
Beginning of Year	13,323	806	921	2,311	1,411	1,969	646	2,008	2,373

End of Year	$14,313	757	884	2,609	1,610	2,639	634	2,076	2,535

11

	Calamos				Columbia
	Advisors				Funds Variable	Columbia Funds
	Trust	Invesco Variable Insurance Funds			Trust I	Variable Trust II
						Seligman
	Calamos	Van Kampen	V.I.	V.I.	Mid Cap	Global	Smaller-Cap
	Growth and	V.I. American	Technology	Core Equity	Growth	Technology	Value
	Income	Franchise	Fund	Fund	Fund	Fund	Fund
	Portfolio	Fund	(Series I)	(Series I)	(Class II)	(Class II)	(Class II)

Change in Net Assets from Operations:
Investment Income (Loss)	$43	(3)	(3)	2	(11)	(11)	(10)
Realized Gain (Loss) and Capital Gains Distributions	95	5	10	28	78	88	7
Unrealized Appreciation (Depreciation)	115	49	34	98	64	7	203
Change in Net Assets from Operations	253	51	41	128	131	84	200

Deposits	306	48	34	139	182	123	202

Payments and Withdrawals:
Death Benefits	-	-	-	-	-	-	-
Withdrawals	177	50	35	62	116	94	64
Administrative Fees	254	33	29	79	101	89	98
Transfers (in) out	91	2	(2)	23	56	36	22
Payments and Withdrawals	522	85	62	164	273	219	184

Net Assets:
Net Increase (Decrease)	37	14	13	103	40	(12)	218
Beginning of Year	3,359	436	400	995	1,280	1,269	1,177

End of Year	$3,396	450	413	1,098	1,320	1,257	1,395

See accompanying Notes to Financial Statements

12

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2012
(in thousands)

	Fidelity Variable Insurance Products

		VIP	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	VIP	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom
	Contrafund	Funds	Funds	Funds	Funds	Funds	Funds	Funds	Funds
	Portfolio	Income	2010	2015	2020	2025	2030	2035	2040

Change in Net Assets from Operations:
Investment Income (Loss)	$2	-	-	1	2	1	1	-	-
Realized Gain (Loss) and Capital Gains Distributions	20	3	1	5	6	3	4	-	-
Unrealized Appreciation (Depreciation)	59	2	1	7	12	10	11	-	-
Change in Net Assets from Operations	81	5	2	13	20	14	16	-	-

Deposits	116	12	10	13	18	4	28	4	2

Payments and Withdrawals:
Death Benefits	-	-	-	-	-	-	-	-	-
Withdrawals	25	58	-	42	40	11	10	-	-
Administrative Fees	55	15	8	16	11	4	11	1	-
Transfers (in) out	67	(1)	1	(12)	1	1	5	(7)	(5)
Payments and Withdrawals	147	72	9	46	52	16	26	(6)	(5)

Net Assets:
Net Increase (Decrease)	50	(55)	3	(20)	(14)	2	18	10	7
Beginning of Year	549	120	15	112	154	109	112	4	-

End of Year	$599	65	18	92	140	111	130	14	7

13

	Fidelity Variable Insurance Products		TOPS

	VIP	VIP	Protected	Protected	Protected
	Freedom	Freedom	Balanced	Mod Growth	Growth
	Funds	Funds	ETF Portfolio	ETF Portfolio	ETF Portfolio
	2045	2050	Class 2	Class 2	Class 2	Total

Change in Net Assets from Operations:
Investment Income (Loss)	$-	-	-	(1)	-	1,071
Realized Gain (Loss) and Capital Gains Distributions	-	1	-	-	-	3,115
Unrealized Appreciation (Depreciation)	-	1	1	10	3	8,107
Change in Net Assets from Operations	-	2	1	9	3	12,293

Deposits	2	20	3	8	16	10,571

Payments and Withdrawals:
Death Benefits	-	-	-	-	-	628
Withdrawals	-	-	-	-	-	8,142
Administrative Fees	1	4	1	5	4	7,583
Transfers (in) out	(1)	-	(28)	(392)	(67)	1,234
Payments and Withdrawals	-	4	(27)	(387)	(63)	17,587

Net Assets:
Net Increase (Decrease)	2	18	31	404	82	5,277
Beginning of Year	3	3	-	-	-	91,738

End of Year	$5	21	31	404	82	97,015

See accompanying Notes to Financial Statements

14

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Federated Insurance Series			MFS Variable Insurance Trust

		High
	Capital	Income	Prime			Total	Research	Strategic
	Appreciation	Bond	Money	Research	Growth	Return	Bond	Income	Utilities
	Fund II	Fund II	Fund II	Series	Series	Series	Series	Series	Series

Change in Net Assets from Operations:
Investment Income (Loss)	$(3)	140	(21)	-	(53)	63	37	43	228
Realized Gain (Loss) and Capital Gains Distributions	(197)	7	-	163	342	11	81	20	243
Unrealized Appreciation (Depreciation)	22	(73)	-	(216)	(366)	(41)	(1)	(23)	71
Change in Net Assets from Operations	(178)	74	(21)	(53)	(77)	33	117	40	542

Deposits	371	160	654	456	739	366	262	157	889

Payments and Withdrawals:
Death Benefits	-	2	72	1	-	-	-	-	-
Withdrawals	251	103	402	410	567	226	192	56	542
Administrative Fees	251	122	260	337	614	288	179	98	738
Transfers (in) out	29	53	(30)	133	145	107	226	190	389
Payments and Withdrawals	531	280	704	881	1,326	621	597	344	1,669

Net Assets:
Net Increase (Decrease)	(338)	(46)	(71)	(478)	(664)	(222)	(218)	(147)	(238)
Beginning of Year	3,014	1,774	3,010	4,839	8,118	3,544	2,136	1,088	9,419

End of Year	$2,676	1,728	2,939	4,361	7,454	3,322	1,918	941	9,181

15

							American
							Century
							Variable	Dreyfus Variable
	American Century Variable Portfolios						Portfolios II	Investment Fund

				VP			VP Inflation
	VP Capital	VP	VP	Income &	VP	VP	Protection		Opportunistic
	Appreciation	International	Value	Growth	Ultra	Mid Cap	Fund	Appreciation	Small Cap
	Fund	Fund	Fund	Fund	Fund	Value	(Class II)	Portfolio	Portfolio

Change in Net Assets from Operations:
Investment Income (Loss)	$(27)	21	49	8	(5)	-	21	35	(21)
Realized Gain (Loss) and Capital Gains Distributions	212	38	(15)	(4)	22	5	21	73	(79)
Unrealized Appreciation (Depreciation)	(405)	(551)	(25)	20	(13)	(7)	20	223	(662)
Change in Net Assets from Operations	(220)	(492)	9	24	4	(2)	62	331	(762)

Deposits	300	489	568	135	133	16	104	398	542

Payments and Withdrawals:
Death Benefits	1	1	1	-	-	-	-	-	-
Withdrawals	158	252	256	63	81	3	71	257	391
Administrative Fees	241	319	321	84	61	14	65	334	398
Transfers (in) out	226	(63)	215	18	26	(7)	(217)	81	71
Payments and Withdrawals	626	509	793	165	168	10	(81)	672	860

Net Assets:
Net Increase (Decrease)	(546)	(512)	(216)	(6)	(31)	4	247	57	(1,080)
Beginning of Year	3,410	3,900	4,004	1,036	729	104	545	4,153	5,555

End of Year	$2,864	3,388	3,788	1,030	698	108	792	4,210	4,475

See accompanying Notes to Financial Statements

16

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2011
(in thousands)

			JPMorgan Insurance Trust			Franklin Templeton Variable Insurance Products Trust
		The Dreyfus	Insurance	Insurance	Insurance	Franklin	Franklin	Templeton
	Dreyfus	Socially	Trust	Trust	Trust	Global	Small-Mid	Developing	Templeton
	Stock	Responsible	U.S	Small	Mid	Real Estate	Cap Growth	Markets	Foreign
	Index	Growth	Equity	Cap Core	Cap Value	Securities	Securities	Securities	Securities
	Fund, Inc.	Fund, Inc.	Portfolio	Portfolio	Portfolio	Fund (Class II)	Fund (Class II)	Fund (Class II)	Fund (Class II)

Change in Net Assets from Operations:
Investment Income (Loss)	$140	1	3	(15)	9	154	(6)	4	26
Realized Gain (Loss) and Capital Gains Distributions	222	25	13	46	38	(128)	16	46	5
Unrealized Appreciation (Depreciation)	(213)	(24)	(42)	(163)	(28)	(157)	(58)	(437)	(336)
Change in Net Assets from Operations	149	2	(26)	(132)	19	(131)	(48)	(387)	(305)

Deposits	1,540	111	79	342	219	329	75	299	386

Payments and Withdrawals:
Death Benefits	-	-	-	1	-	-	-	-	-
Withdrawals	1,004	50	27	137	122	120	34	115	263
Administrative Fees	1,169	88	68	209	120	182	46	171	218
Transfers (in) out	127	5	4	(57)	86	128	(101)	12	(112)
Payments and Withdrawals	2,300	143	99	290	328	430	(21)	298	369

Net Assets:
Net Increase (Decrease)	(611)	(30)	(46)	(80)	(90)	(232)	48	(386)	(288)
Beginning of Year	13,934	836	967	2,391	1,501	2,201	598	2,394	2,661

End of Year	$13,323	806	921	2,311	1,411	1,969	646	2,008	2,373

17

	Calamos				Columbia
	Advisors				Funds Variable	Columbia Funds
	Trust	Invesco Variable Insurance Funds			Trust I	Variable Trust II
						Seligman
	Calamos	V.I. Capital	V.I.	V.I.	Mid Cap	Global	Smaller-Cap
	Growth and	Appreciation	Technology	Core Equity	Growth	Technology	Value
	Income	Fund	Fund	Fund	Fund	Fund	Fund
	Portfolio	(Series I)	(Series I)	(Series I)	(Class II)	(Class II)	(Class II)

Change in Net Assets from Operations:
Investment Income (Loss)	$25	(3)	(3)	3	(12)	(12)	(9)
Realized Gain (Loss) and Capital Gains Distributions	68	3	30	26	89	102	(9)
Unrealized Appreciation (Depreciation)	(192)	(40)	(76)	(37)	(178)	(172)	(110)
Change in Net Assets from Operations	(99)	(40)	(49)	(8)	(101)	(82)	(128)

Deposits	316	56	36	138	207	137	213

Payments and Withdrawals:
Death Benefits	-	-	-	1	-	-	-
Withdrawals	111	16	9	70	74	91	60
Administrative Fees	267	34	29	80	108	98	96
Transfers (in) out	9	-	(80)	55	39	34	(100)
Payments and Withdrawals	387	50	(42)	206	221	223	56

Net Assets:
Net Increase (Decrease)	(170)	(34)	29	(76)	(115)	(168)	29
Beginning of Year	3,529	470	371	1,071	1,395	1,437	1,148

End of Year	$3,359	436	400	995	1,280	1,269	1,177

See accompanying Notes to Financial Statements

18

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Fidelity Variable Insurance Products

		VIP	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	VIP	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom
	Contrafund	Funds	Funds	Funds	Funds	Funds	Funds	Funds	Funds
	Portfolio	Income	2010	2015	2020	2025	2030	2035	2040

Change in Net Assets from Operations:
Investment Income (Loss)	$1	1	-	1	2	1	1	-	-
Realized Gain (Loss) and Capital Gains Distributions	10	5	-	2	2	1	2	-	-
Unrealized Appreciation (Depreciation)	(38)	(2)	(1)	(6)	(7)	(6)	(7)	-	-
Change in Net Assets from Operations	(27)	4	(1)	(3)	(3)	(4)	(4)	-	-

Deposits	110	13	5	10	18	4	26	3	-

Payments and Withdrawals:
Death Benefits	-	-	-	-	-	-	-	-	-
Withdrawals	21	-	-	9	1	2	5	-	-
Administrative Fees	48	12	6	14	11	4	10	1	-
Transfers (in) out	(108)	111	(1)	(41)	3	-	(9)	(2)	-
Payments and Withdrawals	(39)	123	5	(18)	15	6	6	(1)	-
Net Assets:

Net Increase (Decrease)	122	(106)	(1)	25	-	(6)	16	4	-
Beginning of Year	427	226	16	87	154	115	96	-	-

End of Year	$549	120	15	112	154	109	112	4	-

19

	Fidelity Variable Insurance Products

	VIP	VIP
	Freedom	Freedom
	Funds	Funds
	2045	2050	Total

Change in Net Assets from Operations:
Investment Income (Loss)	$-	-	827
Realized Gain (Loss) and Capital Gains Distributions	-	-	1,557
Unrealized Appreciation (Depreciation)	-	(1)	(4,358)
Change in Net Assets from Operations	-	(1)	(1,974)

Deposits	2	2	11,415

Payments and Withdrawals:
Death Benefits	-	-	80
Withdrawals	-	-	6,622
Administrative Fees	1	1	7,815
Transfers (in) out	-	(1)	1,593
Payments and Withdrawals	1	-	16,110

Net Assets:
Net Increase (Decrease)	1	1	(6,669)
Beginning of Year	2	2	98,407

End of Year	$3	3	91,738

See accompanying Notes to Financial Statements

20

Kansas City Life Variable Life Separate Account
Notes to Financial Statements

1.      Organization and Significant Accounting Policies

Organization

Kansas City Life Variable Life Separate Account (the Account), marketed as Century II Variable Universal Life and Century II Accumulator Variable Universal Life (Variable Universal Life), Century II Survivorship Variable Universal Life and Century II Heritage Survivorship Variable Universal Life (Survivorship Variable Universal Life), and Century II Alliance Variable Universal Life (Alliance Variable Universal Life), is a separate account of Kansas City Life Insurance Company (KCL).  The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from KCL’s other assets and liabilities.  The portion of the Account’s assets applicable to the variable life contracts is not available to service the liabilities arising out of any other business KCL may be conducting.

All deposits received by the Account have been directed by the contract owners into subaccounts that invest in 48 series-type mutual funds, as listed below with each fund’s objective, or into KCL’s Fixed Account.  The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies issued by KCL.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ.

21

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

Series-Type Mutual Fund	Fund Objective

Federated Insurance Series
Capital Appreciation Fund II	Capital appreciation.

High Income Bond Fund II	High current income.

Prime Money Fund II	Stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income consistent with stability of principal and liquidity.

MFS Variable Insurance Trust
Research Series	Capital appreciation.

Growth Series	Capital appreciation.

Total Return Series	Total return.

Research Bond Series	Total return with an emphasis on current income, but also considering capital appreciation.

Strategic Income Series	Total return with an emphasis on high current income, but also considering capital appreciation.

Utilities Series	Total return.

American Century Variable Portfolios
VP Capital Appreciation Fund	Capital growth.

VP International Fund	Capital growth.

VP Value Fund	Long-term capital growth. Income is a secondary objective.

VP Income & Growth Fund	Capital growth from investing in common stocks. Income is a secondary objective.

VP Ultra Fund	Long-term capital growth.

VP Mid Cap Value Fund	Long-term capital growth. Income is a secondary objective.

American Century Variable Portfolios II
VP Inflation Protection (Class II)	Long-term total return using a strategy that seeks to protect against U.S. inflation.

Dreyfus Variable Investment Fund
Appreciation Portfolio	Long-term capital growth with the preservation of capital. Its secondary goal is current income.

Opportunistic Small Cap Portfolio	Capital growth.

Dreyfus Stock Index Fund, Inc.	Match the total return of the Standard & Poor’s (S&P) 500 Composite Stock Price Index (S&P 500® Index).

The Dreyfus Socially Responsible Growth Fund, Inc.	Capital growth, with current income as a secondary goal.

22

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

JPMorgan Insurance Trust
Insurance Trust U.S. Equity Portfolio	High total return from a portfolio of selected equity securities.

Insurance Trust Small Cap Core Portfolio	Long-term capital growth.

Insurance Trust Mid Cap Value Portfolio	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate Securities Fund (Class II)	High total return.

Franklin Small-Mid Cap Growth Securities Fund (Class II)	Long-term capital growth.

Templeton Developing Markets Securities Fund (Class II)	Long-term capital appreciation.

Templeton Foreign Securities Fund (Class II)	Long-term capital growth.

Calamos Advisors Trust
Calamos Growth and Income Portfolio	High long-term total return through growth and current income.

INVESCO Variable Insurance Funds
Invesco Van Kampen V.I. American Franchise Fund	Capital growth.

V.I. Technology Fund (Series I)	Long-term growth of capital.

V.I. Core Equity Fund (Series I)	Long-term growth of capital.

Columbia Funds Variable Trust I
Mid-Cap Growth Fund (Class II)	Long-term capital appreciation.

Columbia Funds Variable Trust II
Seligman Global Technology Fund (Class II)	Long-term capital appreciation to shareholders.
Select Smaller-Cap Value Fund (Class II)	Long-term capital growth to shareholders.

Fidelity Variable Insurance Products
VIP Contrafund Portfolio	Long-term capital appreciation.

VIP Freedom Funds – Income	High total return with a secondary objective of principle preservation.

VIP Freedom Funds – 2010	High total return with a secondary objective of principle preservation as the fund approaches its target date and beyond.

VIP Freedom Funds – 2015	High total return with a secondary objective of principle preservation as the fund approaches its target date and beyond.

VIP Freedom Funds – 2020	High total return with a secondary objective of principle preservation as the fund approaches its target date and beyond.

23

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

VIP Freedom Funds – 2025	High total return with a secondary objective of principle preservation as the fund approaches its target date and beyond.

VIP Freedom Funds – 2030	High total return with a secondary objective of principle preservation as the fund approaches its target date and beyond.

VIP Freedom Funds – 2035	High total return with a secondary objective of principle preservation as the fund approaches its target date and beyond.

VIP Freedom Funds – 2040	High total return with a secondary objective of principle preservation as the fund approaches its target date and beyond.

VIP Freedom Funds – 2045	High total return with a secondary objective of principle preservation as the fund approaches its target date and beyond.

VIP Freedom Funds - 2050	High total return with a secondary objective of principle preservation as the fund approaches its target date and beyond.

TOPS Protected Balanced ETF Portfolio
Protected Balanced ETF Portfolio – Class 2	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

Protected Moderate Growth ETF Portfolio – Class 2	Capital appreciation with less volatility than the equity markets as a whole.

Protected Growth ETF Portfolio – Class 2	Capital appreciation with less volatility than the equity markets as a whole.

24

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

Fund Changes

During the year ended December 31, 2012, the following portfolios changed their names as summarized, with the effective date of the change, in the following table:

Prior Portfolio Name	Current Portfolio Name	Effective Date

V.I. Capital Appreciation Fund (Series I)       Invesco Van Kampen V.I. American Franchise Fund    April 27, 2012

During the year ended December 31, 2012, the following portfolios were added as summarized, with the effective date of the commencement of the offering:

Portfolio Name	Effective Date

TOPS Protected Balanced ETF Portfolio – Class 2	May 1, 2012

TOPS Protected Moderate Growth ETF Portfolio – Class 2	May 1, 2012

TOPS Protected Growth ETF Portfolio – Class 2	May 1, 2012

Risks and Uncertainties

Certain risks and uncertainties are inherent to the Account’s day-to-day operations and to the process of preparing its financial statements.  The more significant of those risks and uncertainties, as well as the Account’s method for attempting to mitigate the risks, are presented below and throughout the notes to the financial statements.

Financial Statements - The preparation of financial statements on the basis of U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the period.  These estimates are inherently subject to change and actual results could differ from these estimates.

Investments - The Account is exposed to risks that issuers of securities owned by the Series-Type Mutual Funds will default, or that interest rates will change and cause a decrease in the value of the investments.  The market value of the investments and their investment performance, including the realization of gains or losses, may vary depending on economic and market conditions.  Management attempts to mitigate these risks by offering the investor a variety of investment options, fund prospectuses, quarterly personal investment statements and annual financial statements.

Reinvestment of Dividends

Interest and dividend income and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective subaccount.

Federal Income Taxes

The Account is treated as part of KCL for federal income tax purposes.  Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying funds.  Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

Investment Valuation

Investments in mutual fund shares are reported in the statement of net assets at fair value (Net asset value (NAV) of the underlying mutual fund which is valued at fair value).  The average cost method is used to determine realized gains and losses.  Transactions are recorded on a trade date basis.  Income from dividends and gains from realized gains distributions are recorded on the ex-dividend date.

25

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

Recently Issued Accounting Standards

In May 2011, the FASB issued new guidance concerning fair value measurements and disclosure.  The new guidance is the result of joint efforts by the FASB and the International Accounting Standards Board (IASB) to develop a single, converged fair value framework on how to measure fair value and the necessary disclosures concerning fair value measurements.  The guidance became effective for interim and annual periods beginning after December 15, 2011.  The Account adopted this new guidance on January 1, 2012 with no material impact to the consolidated financial statements.

All other new accounting standards and updates of existing standards issued during 2012 did not relate to accounting policies and procedures pertinent to the Account at this time.

Subsequent Events

Subsequent events have been evaluated through the date that the financial statements have been issued.

26

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

2.  Cost of Purchases and Proceeds from Sales

The aggregate cost of purchases and proceeds from sales for the years ended December 31 were as follows:

2012	Cost of Purchases	Proceeds from Sales
	(in thousands)

Federated Capital Appreciation Fund II	$557	$615
Federated High Income Bond Fund II	413	350
Federated Prime Money Fund II	2,169	2,792
MFS Research Series	492	813
MFS Growth Series	799	1,675
MFS Total Return Series	468	714
MFS Research Bond Series	482	427
MFS Strategic Income Series	303	198
MFS Utilities Series	1,661	1,965
American Century VP Capital Appreciation Fund	752	964
American Century VP International Fund	641	851
American Century VP Value Fund	665	888
American Century VP Income & Growth Fund	166	250
American Century VP Ultra Fund	169	150
American Century VP Mid Cap Value Fund	31	29
American Century VP Inflation Protection Fund (Class II)	168	443
Dreyfus Appreciation Portfolio	558	760
Dreyfus Opportunistic Small Cap Portfolio	566	1,073
Dreyfus Stock Index Fund, Inc.	2,553	2,636
The Dreyfus Socially Responsible Growth Fund, Inc.	116	255
JPMorgan Insurance Trust U.S. Equity Portfolio	90	267
JPMorgan Insurance Trust Small Cap Core Portfolio	401	547
JPMorgan Insurance Trust Mid Cap Value Portfolio	273	339
Franklin Global Real Estate Securities Fund (Class II)	639	505
Franklin Small-Mid Cap Growth Securities Fund (Class II)	146	177
Templeton Developing Markets Securities Fund (Class II)	545	710
Templeton Foreign Securities Fund (Class II)	534	719
Calamos Growth and Income Portfolio	513	641
Invesco Van Kampen V.I. American Franchise Fund	70	110
Invesco V.I. Technology Fund (Series I)	68	100
Invesco V.I. Core Equity Fund (Series I)	168	191
Columbia Variable Portfolio - Mid-Cap Growth Fund (Class II)	245	321
Columbia Variable Portfolio - Seligman Global Technology Fund (Class II)	198	301
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class II)	246	238

27

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

2012 (Continued)	Cost of Purchases	Proceeds from Sales
	(in thousands)
Fidelity VIP Contrafund Portfolio	129	157
Fidelity VIP Freedom Funds - Income	16	75
Fidelity VIP Freedom Funds - 2010	13	12
Fidelity VIP Freedom Funds - 2015	31	61
Fidelity VIP Freedom Funds - 2020	29	59
Fidelity VIP Freedom Funds - 2025	7	18
Fidelity VIP Freedom Funds - 2030	31	26
Fidelity VIP Freedom Funds - 2035	11	1
Fidelity VIP Freedom Funds - 2040	8	0
Fidelity VIP Freedom Funds - 2045	18	16
Fidelity VIP Freedom Funds - 2050	24	7
TOPS Protected Balanced ETF Portfolio - Class 2	31	1
TOPS Protected Moderate Growth ETF Portfolio - Class 2	400	6
TOPS Protected Growth ETF Portfolio - Class 2	90	10

28

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

The aggregate cost of purchases and proceeds from sales for the years ended December 31 were as follows:

2011	Cost of Purchases	Proceeds from Sales
	(in thousands)

Federated Capital Appreciation Fund II	$441	$604
Federated High Income Bond Fund II	422	402
Federated Prime Money Fund II	2,693	2,764
MFS Research Series	545	971
MFS Growth Series	875	1,515
MFS Total Return Series	506	698
MFS Research Bond Series	494	769
MFS Strategic Income Series	325	469
MFS Utilities Series	1,358	1,910
American Century VP Capital Appreciation Fund	518	871
American Century VP International Fund	768	766
American Century VP Value Fund	758	934
American Century VP Income & Growth Fund	171	194
American Century VP Ultra Fund	170	210
American Century VP Mid Cap Value Fund	33	24
American Century VP Inflation Protection Fund (Class II)	468	255
Dreyfus Appreciation Portfolio	597	835
Dreyfus Opportunistic Small Cap Portfolio	789	1,127
Dreyfus Stock Index Fund, Inc.	2,229	2,757
The Dreyfus Socially Responsible Growth Fund, Inc.	135	166
JPMorgan Insurance Trust U.S. Equity Portfolio	103	119
JPMorgan Insurance Trust Small Cap Core Portfolio	517	480
JPMorgan Insurance Trust Mid Cap Value Portfolio	269	369
Franklin Global Real Estate Securities Fund (Class II)	601	547
Franklin Small-Mid Cap Growth Securities Fund (Class II)	231	141
Templeton Developing Markets Securities Fund (Class II)	764	759
Templeton Foreign Securities Fund (Class II)	631	588
Calamos Growth and Income Portfolio	724	771
Invesco V.I. Capital Appreciation Fund (Series I)	69	66
Invesco V.I. Technology Fund (Series I)	450	375
Invesco V.I. Core Equity Fund (Series I)	168	232
Columbia Variable Portfolio - Mid-Cap Growth Fund (Class II)	536	562
Columbia Variable Portfolio - Seligman Global Technology Fund (Class II)	258	356
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class II)	439	290
Fidelity VIP Contrafund Portfolio	248	99
Fidelity VIP Freedom Funds - Income	88	198
Fidelity VIP Freedom Funds - 2010	6	6
Fidelity VIP Freedom Funds - 2015	62	33
Fidelity VIP Freedom Funds - 2020	26	21
Fidelity VIP Freedom Funds - 2025	7	8
Fidelity VIP Freedom Funds - 2030	37	16
Fidelity VIP Freedom Funds - 2035	11	7
Fidelity VIP Freedom Funds - 2040	-	-
Fidelity VIP Freedom Funds - 2045	2	1
Fidelity VIP Freedom Funds - 2050	2	1

29

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

3. Fair Value Measurement

The Account categorizes its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – Valuations are based upon quoted prices for identical instruments traded in active markets.

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.  Valuations are obtained from third-party pricing services or inputs that are observable or derived principally from or corroborated by observable market data.

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market.  These unobservable assumptions reflect the Account’s assumptions that market participants would use in pricing the asset or liability.  Valuation techniques include the use of discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances.

As of December 31, 2012 all assets measured at fair value on a recurring basis totaling $97,015 were Level 2 assets.

NAV of the separate accounts is calculated in a manner consistent with U.S. GAAP for investment companies and is determinative of their fair value.  Several of the separate accounts invest in publicly quoted mutual funds or actively managed stocks.  The fair value of the underlying mutual funds or stock is used to determine the NAV of the separate account, which is not publicly quoted.  Some of the separate accounts also invest in fixed income securities.  The fair values of the underlying securities are based on quoted prices from similar assets and are used to determine the NAV of the separate account.  Sale of separate account assets may be at asset values less than NAV and certain redemption restrictions may apply.

30

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

4. Contract Charges

Century II Variable Universal Life

A premium expense charge of 2.25% is deducted from each premium payment to cover state and local premium taxes.  Other charges are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year.

A contingent deferred sales charge is assessed against surrenders and certain specified amount changes during the first 15 years following the contract date and any increase in specified amount. During the year ended 2012, $832,000 (2011 - $781,000) was assessed in surrender charges.

Mortality and expense risk assumed by KCL are compensated for by a fee equivalent to an annual rate of 0.9% of the asset value of the subaccounts of each contract.  These charges are assessed for each subaccount through the reduction of unit values.

KCL deducts an administrative fee for each contract of $26 per month for the first 12 months and $6 per month thereafter.  An additional deduction of $20 per month is made for the 12 contract months following an increase in specified amount.  A deduction for the cost of insurance is also made monthly and is based on the insured’s attained age, sex, risk class, specified amount, rider benefits, contract value and the number of completed policy years.  These fees are assessed through the reduction of units from the contract.

Century II Accumulator Variable Universal Life

A premium expense charge of 5.0% is deducted from each premium payment to cover state and local premium taxes.  Other charges are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year.

A contingent deferred sales charge is assessed against surrenders and certain specified amount changes during the first 15 years following the contract date and any increase in specified amount. During the year ended 2012, $117,813 (2011 - $55,000) was assessed in surrender charges.

Mortality and expense risk assumed by KCL are compensated for by a fee equivalent to an annual rate of 0.9% of the asset value of the subaccounts of each contract.  These charges are assessed for each subaccount through the reduction of unit values.

KCL deducts a monthly administrative fee for each contract of $10.  In addition, KCL deducts a per thousand administrative fee that varies by issue age of the specified amount insured per month for all contracts.  This administrative fee is guaranteed not to exceed $1.36 per thousand of specified amount per month.  A deduction for the cost of insurance is also made monthly and is based on the insured’s attained age, sex, risk class, specified amount, rider benefits, contract value and the number of completed policy years.  These fees are assessed through the reduction of units from the contract.

During the year ended 2012, other contract charges, primarily annual administrative fees, totaled $6,584,000 (2011 - $6,795,000) for the combined Century II Variable Universal Life and Century II Accumulator Variable Universal Life plan.

Century II Heritage Survivorship Variable Universal Life

KCL deducts a 6.00% sales charge from each premium payment to cover administrative expenses associated with the contract.  A premium expense charge of 2.25% is deducted from each premium payment to cover state and local premium taxes.  Other charges are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year.

Mortality and expense risk assumed by KCL are compensated for by a current fee equivalent to 0.625% of the average daily net assets of each contract.  These charges are assessed for each subaccount through the reduction of unit values.

31

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

KCL deducts a monthly administrative fee for each contract of $7.50.  In addition, KCL deducts a per thousand administrative fee that varies by issue age of the specified amount insured per month for all contracts.  This administrative fee is guaranteed not to exceed $0.35 per thousand of specified amount per month.  A deduction for the cost of insurance is also made monthly and is based on the insured’s attained age, sex, risk class, total amount insured, any optional benefits, or any additional benefits provided by riders, contract value and the number of completed policy years.  These fees are assessed through the reduction of units from the contract.

Century II Survivorship Variable Universal Life

A sliding sales charge, which varies by contract year for the first 20 years, is deducted from each target and excess premium payment.  In addition, a 4.85% premium processing charge is deducted from each premium payment to cover federal “deferred acquisition” tax and state and local premium taxes.  Other charges are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year.

Mortality and expense risk assumed by KCL are compensated for by a current fee equivalent to 0.625% (maximum is 0.9%) of the average daily net assets of each contract.  These charges are assessed for each subaccount through the reduction of unit values.

KCL deducts a monthly administrative fee for each contract of $7.50 plus $0.02 per $1,000 of the total amount insured per month for all contracts.  An additional fee of $12.50 per month is charged for the first five contract years.  A deduction for the cost of insurance is also made monthly and is based on the insured’s attained age, sex, risk class, total amount insured, any optional benefits, or any additional benefits provided by riders, contract value and the number of completed policy years.  These fees are assessed through the reduction of units from the contract.

The combined, Century II Heritage Survivorship Variable Universal Life and Century II Survivorship Variable Universal Life, plan has no contingent deferred sales charge.  During the year ended 2012, other contract charges totaled $639,000 (2011 - $582,000).

Century II Alliance Variable Universal Life

A premium expense charge of 6.35% of premium receipts is deducted from each premium payment to cover state and local taxes and administrative expenses associated with the contract.  Other charges are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year.

A contingent deferred sales charge is assessed against a surrender to the contract in the first 15 years following the contract date and any increase in specified amount.  During the year ended 2012, $252,000 (2011 - $304,000) was assessed in surrender charges and other contract charges totaled $1,144,000 (2011 - $1,223,000).

Mortality and expense risk assumed by KCL are compensated for by a fee equivalent to an annual rate of 0.5% of the asset value of the subaccounts of each contract.  These charges are assessed for each subaccount through the reduction of unit values.

KCL deducts a monthly administrative fee for each contract of $7.50.  In addition, KCL deducts a per thousand administrative fee which is guaranteed not to exceed $0.05 per thousand of the specified amount per month.  KCL is currently not charging the per thousand portion of the monthly administrative fee.  A deduction for the cost of insurance is also made monthly and is based on the insured’s attained age, sex, risk class, specified amount, rider benefits, contract value and the number of completed policy years.  These fees are assessed through the reduction of units from the contract.

32

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

The Mortality and Expense Risk Fees and other Administrative Charges for the year ended December 31 were as follows:

2012:	Century II Variable Universal Life	Century II Survivorship Variable Universal Life	Century II Alliance Variable Universal Life	Total Variable Universal Life
	(in thousands)

Federated Capital Appreciation Fund II	$21	$1	$1	$23
Federated High Income Bond Fund II	12	2	1	15
Federated Prime Money Fund II	13	3	3	19
MFS Research Series	36	2	2	40
MFS Growth Series	63	4	2	69
MFS Total Return Series	23	2	3	28
MFS Research Bond Series	12	2	2	16
MFS Strategic Income Series	7	-	1	8
MFS Utilities Series	64	6	6	76
American Century VP Capital Appreciation Fund	23	1	2	26
American Century VP International Fund	27	1	2	30
American Century VP Value Fund	23	2	6	31
American Century VP Income & Growth Fund	7	1	1	9
American Century VP Ultra Fund	4	-	2	6
American Century VP Mid Cap Value Fund	1	-	-	1
American Century VP Inflation Protection Fund (Class II)	3	1	1	5
Dreyfus Appreciation Portfolio	32	2	2	36
Dreyfus Opportunistic Small Cap Portfolio	35	2	3	40
Dreyfus Stock Index Fund, Inc.	102	9	8	119
The Dreyfus Socially Responsible Growth Fund, Inc.	7	-	-	7
JPMorgan Insurance Trust U.S. Equity Portfolio	5	1	1	7
JPMorgan Insurance Trust Small Cap Core Portfolio	13	1	5	19
JPMorgan Insurance Trust Mid Cap Value Portfolio	9	1	2	12
Franklin Global Real Estate Securities Fund (Class II)	13	1	3	17
Franklin Small-Mid Cap Growth Securities Fund (Class II)	5	-	1	6
Templeton Developing Markets Securities Fund (Class II)	12	1	3	16
Templeton Foreign Securities Fund (Class II)	14	1	4	19
Calamos Growth and Income Portfolio	21	2	4	27
Invesco Van Kampen V.I. American Franchise Fund	2	-	1	3
Invesco V.I. Technology Fund (Series I)	2	-	1	3
Invesco V.I. Core Equity Fund (Series I)	6	-	2	8
Columbia Variable Portfolio - Mid-Cap Growth Fund (Class II)	9	-	2	11
Columbia Variable Portfolio - Seligman Global Technology Fund (Class II)	9	-	2	11
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class II)	7	-	3	10
Fidelity VIP Contrafund Portfolio	4	-	1	5
Fidelity VIP Freedom Funds - Income	1	-	-	1
Fidelity VIP Freedom Funds - 2010	-	-	-	-
Fidelity VIP Freedom Funds - 2015	1	-	-	1
Fidelity VIP Freedom Funds - 2020	1	-	-	1
Fidelity VIP Freedom Funds - 2025	1	-	-	1
Fidelity VIP Freedom Funds - 2030	1	-	-	1
Fidelity VIP Freedom Funds - 2035	-	-	-	-
Fidelity VIP Freedom Funds - 2040	-	-	-	-
Fidelity VIP Freedom Funds - 2045	-	-	-	-
Fidelity VIP Freedom Funds - 2050	-	-	-	-
TOPS Protected Balanced ETF Portfolio - Class 2	-	-	-	-
TOPS Protected Moderate Growth ETF Portfolio - Class 2	1	-	-	1
TOPS Protected Growth ETF Portfolio - Class 2	-	-	-	-
	$652	$49	$83	$784

33

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

5.  Change in Units Outstanding

The changes in units outstanding for the year ended December 31 were as follows:

2012:	Units Purchased	Units Redeemed	Net Increase (Decrease)
		(in thousands)

Federated Capital Appreciation Fund II	23	36	(13)
Federated High Income Bond Fund II	11	14	(3)
Federated Prime Money Fund II	161	207	(46)
MFS Research Series	21	35	(14)
MFS Growth Series	36	70	(34)
MFS Total Return Series	17	29	(12)
MFS Research Bond Series	19	19	-
MFS Strategic Income Series	12	9	3
MFS Utilities Series	25	44	(19)
American Century VP Capital Appreciation Fund	26	42	(16)
American Century VP International Fund	33	44	(11)
American Century VP Value Fund	46	68	(22)
American Century VP Income & Growth Fund	16	27	(11)
American Century VP Ultra Fund	12	10	2
American Century VP Mid Cap Value Fund	2	2	-
American Century VP Inflation Protection Fund (Class II)	9	30	(21)
Dreyfus Appreciation Portfolio	21	38	(17)
Dreyfus Opportunistic Small Cap Portfolio	41	73	(32)
Dreyfus Stock Index Fund, Inc.	92	145	(53)
The Dreyfus Socially Responsible Growth Fund, Inc.	4	9	(5)
JPMorgan Insurance Trust U.S. Equity Portfolio	4	16	(12)
JPMorgan Insurance Trust Small Cap Core Portfolio	21	28	(7)
JPMorgan Insurance Trust Mid Cap Value Portfolio	12	16	(4)
Franklin Global Real Estate Securities Fund (Class II)	34	26	8
Franklin Small-Mid Cap Growth Securities Fund (Class II)	10	18	(8)
Templeton Developing Markets Securities Fund (Class II)	21	28	(7)
Templeton Foreign Securities Fund (Class II)	22	30	(8)
Calamos Growth and Income Portfolio	20	30	(10)
Invesco Van Kampen V.I. American Franchise Fund	13	20	(7)
Invesco V.I. Technology Fund (Series I)	18	26	(8)
Invesco V.I. Core Equity Fund (Series I)	17	20	(3)
Columbia Variable Portfolio - Mid-Cap Growth Fund (Class II)	25	37	(12)
Columbia Variable Portfolio - Seligman Global Technology Fund (Class II)	17	25	(8)
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class II)	13	12	1

34

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

2012 (Continued)	Units Purchased	Units Redeemed	Net Increase (Decrease)
	(in thousands)
Fidelity VIP Contrafund Portfolio	12	15	(3)
Fidelity VIP Freedom Funds - Income	1	6	(5)
Fidelity VIP Freedom Funds - 2010	1	-	1
Fidelity VIP Freedom Funds - 2015	3	6	(3)
Fidelity VIP Freedom Funds - 2020	2	5	(3)
Fidelity VIP Freedom Funds - 2025	-	1	(1)
Fidelity VIP Freedom Funds - 2030	3	3	-
Fidelity VIP Freedom Funds - 2035	1	-	1
Fidelity VIP Freedom Funds - 2040	1	-	1
Fidelity VIP Freedom Funds - 2045	2	2	-
Fidelity VIP Freedom Funds - 2050	2	-	2
TOPS Protected Balanced ETF Portfolio - Class 2	3	-	3
TOPS Protected Moderate Growth ETF Portfolio - Class 2	40	-	40
TOPS Protected Growth ETF Portfolio - Class 2	9	1	8

35

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

6.  Financial Highlights

A summary of unit values and units outstanding for variable annuity contracts, net assets, net investment income ratios, total return ratios, and the expense ratios, excluding expenses of the underlying funds and expenses charged through the redemption of units, for each of the five years in the period ended December 31, 2012 as follows:

						For the Year Ended
	At December 31, 2012					December 31, 2012

		Unit Fair Value			Net	Investment a	Expense Ratio b	Total Return c
	Units	Lowest to			Assets	Income	Lowest to	Lowest to
	(000's)	Highest			(000's)	Ratio	Highest	Highest

Federated Capital Appreciation Fund II	164	$9.735	to	$18.483	$2,717	0.55%	0.5% to 0.9%	9.18%	to	9.62%
Federated High Income Bond Fund II	74	23.074	to	26.881	1,904	7.47	0.5 to 0.9	13.66%	to	14.12%
Federated Prime Money Fund II	178	11.436	to	13.545	2,316	0.00	0.5 to 0.9	-0.90%	to	-0.50%
MFS Research Series	211	13.493	to	24.037	4,735	0.79	0.5 to 0.9	16.22%	to	16.68%
MFS Growth Series	335	12.584	to	25.136	7,839	0.00	0.5 to 0.9	16.33%	to	16.80%
MFS Total Return Series	141	15.578	to	27.019	3,345	2.74	0.5 to 0.9	10.25%	to	10.70%
MFS Research Bond Series	91	19.105	to	23.441	2,048	2.70	0.5 to 0.9	6.38%	to	6.81%
MFS Strategic Income Series	53	19.928	to	20.824	1,091	5.68	0.5 to 0.9	9.87%	to	10.31%
MFS Utilities Series	221	23.292	to	51.232	9,433	6.68	0.5 to 0.9	12.46%	to	12.91%
American Century VP Capital Appreciation Fund	132	17.446	to	23.311	2,941	0.00	0.5 to 0.9	14.96%	to	15.42%
American Century VP International Fund	186	13.727	to	22.699	3,843	0.85	0.5 to 0.9	20.07%	to	20.55%
American Century VP Value Fund	299	12.309	to	17.258	4,025	1.92	0.5 to 0.9	13.54%	to	14.00%
American Century VP Income & Growth Fund	116	8.717	to	13.036	1,069	2.10	0.5 to 0.9	13.71%	to	14.17%
American Century VP Ultra Fund	54	14.795	to	15.377	815	0.00	0.5 to 0.9	12.90%	to	13.35%
American Century VP Mid Cap Value Fund	9	13.897	to	14.273	119	2.02	0.5 to 0.9	15.28%	to	15.74%
American Century VP Inflation Protection Fund (Class II)	34	15.234	to	15.833	532	2.18	0.5 to 0.9	6.42%	to	6.85%
Dreyfus Appreciation Portfolio	215	14.475	to	20.801	4,281	3.65	0.5 to 0.9	9.44%	to	9.88%
Dreyfus Opportunistic Small Cap Portfolio	326	11.187	to	15.819	4,857	0.00	0.5 to 0.9	19.48%	to	19.96%
Dreyfus Stock Index Fund, Inc.	805	12.945	to	18.768	14,313	2.04	0.5 to 0.9	14.70%	to	15.16%
The Dreyfus Socially Responsible Growth Fund, Inc.	27	10.617	to	33.744	757	0.83	0.5 to 0.9	10.97%	to	11.41%
JPMorgan Insurance Trust U.S. Equity Portfolio	50	12.333	to	19.499	884	1.54	0.5 to 0.9	16.59%	to	17.06%
JPMorgan Insurance Trust Small Cap Core Portfolio	132	16.093	to	23.538	2,609	0.20	0.5 to 0.9	18.65%	to	19.13%
JPMorgan Insurance Trust Mid Cap Value Portfolio	70	22.561	to	23.448	1,610	1.05	0.5 to 0.9	19.29%	to	19.77%
Franklin Global Real Estate Securities Fund (Class II)	131	19.470	to	21.140	2,639	0.00	0.5 to 0.9	26.26%	to	26.77%
Franklin Small-Mid Cap Growth Securities Fund (Class II)	65	9.101	to	13.332	634	0.00	0.5 to 0.9	9.85%	to	10.30%
Templeton Developing Markets Securities Fund (Class II)	77	25.143	to	31.812	2,076	1.40	0.5 to 0.9	12.14%	to	12.59%
Templeton Foreign Securities Fund (Class II)	111	15.553	to	30.749	2,535	3.06	0.5 to 0.9	17.17%	to	17.64%
Calamos Growth and Income Portfolio	169	17.606	to	21.993	3,396	2.01	0.5 to 0.9	7.45%	to	7.89%
Invesco Van Kampen V.I. American Franchise Fund	83	4.821	to	8.608	450	0.00	0.5 to 0.9	11.55%	to	12.00%
Invesco V.I. Technology Fund (Series I)	103	3.271	to	9.197	413	0.00	0.5 to 0.9	10.28%	to	10.72%
Invesco V.I. Core Equity Fund (Series I)	112	8.887	to	11.557	1,098	0.97	0.5 to 0.9	12.86%	to	13.31%
Columbia Variable Portfolio - Mid-Cap Growth Fund (Class II)	147	8.344	to	11.626	1,320	0.00	0.5 to 0.9	10.21%	to	10.66%
Columbia Variable Portfolio - Seligman Global Technology Fund (Class II)	111	10.538	to	15.477	1,257	0.00	0.5 to 0.9	6.07%	to	6.49%
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class II)	70	19.630	to	20.402	1,395	0.00	0.5 to 0.9	16.65%	to	17.12%
Fidelity VIP Contrafund Portfolio	55	10.868	to	11.118	599	1.12	0.5 to 0.9	15.09%	to	15.56%
Fidelity VIP Freedom Funds - Income	6	11.579	to	11.844	65	0.71	0.5 to 0.9	5.30%	to	5.73%
Fidelity VIP Freedom Funds - 2010	2	11.423	to	11.685	18	1.81	0.5 to 0.9	10.58%	to	11.02%
Fidelity VIP Freedom Funds - 2015	8	11.261	to	11.519	92	1.36	0.5 to 0.9	10.90%	to	11.34%
Fidelity VIP Freedom Funds - 2020	13	10.901	to	11.151	140	1.48	0.5 to 0.9	12.05%	to	12.50%
Fidelity VIP Freedom Funds - 2025	10	10.911	to	11.162	111	1.62	0.5 to 0.9	13.76%	to	14.22%
Fidelity VIP Freedom Funds - 2030	12	10.427	to	10.666	130	1.92	0.5 to 0.9	14.14%	to	14.60%
Fidelity VIP Freedom Funds - 2035	1	11.776	to	11.902	14	4.37	0.5 to 0.9	15.56%	to	16.03%
Fidelity VIP Freedom Funds - 2040	1	11.779	to	11.905	7	16.76	0.5 to 0.9	15.59%	to	16.06%
Fidelity VIP Freedom Funds - 2045	-	11.779	to	11.905	5	2.23	0.5 to 0.9	15.96%	to	16.43%
Fidelity VIP Freedom Funds - 2050	2	11.767	to	11.893	21	3.04	0.5 to 0.9	16.32%	to	16.79%
TOPS Protected Balanced ETF Portfolio - Class 2 d	3	10.226	to	10.253	31	0.14	0.5 to 0.9	2.26%	to	2.53%
TOPS Protected Moderate Growth ETF Portfolio - Class 2 d	40	10.219	to	10.246	404	0.05	0.5 to 0.9	2.19%	to	2.46%
TOPS Protected Growth ETF Portfolio - Class 2 d	8	10.186	to	10.213	82	0.06	0.5 to 0.9	1.86%	to	2.13%

a   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

b  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

c  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

d  This portfolio was added effective May 1, 2012.

36

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

						For the Year Ended
	At December 31, 2011					December 31, 2011

		Unit Fair Value			Net	Investment a	Expense Ratio b	Total Return c
	Units	Lowest to			Assets	Income	Lowest to	Lowest to
	(000's)	Highest			(000's)	Ratio	Highest	Highest

Federated Capital Appreciation Fund II	177	$8.880	to	$16.929	$2,676	0.72%	0.5% to 0.9%	-6.14%	to	-5.76%
Federated High Income Bond Fund II	77	20.219	to	23.649	1,728	8.87	0.5 to 0.9	4.23%	to	4.64%
Federated Prime Money Fund II	224	11.493	to	13.668	2,939	0.00	0.5 to 0.9	-0.89%	to	-0.50%
MFS Research Series	225	11.564	to	20.683	4,361	0.86	0.5 to 0.9	-1.34%	to	-0.95%
MFS Growth Series	369	10.774	to	21.607	7,454	0.19	0.5 to 0.9	-1.22%	to	-0.82%
MFS Total Return Series	153	14.072	to	24.506	3,322	2.61	0.5 to 0.9	0.86%	to	1.27%
MFS Research Bond Series	91	17.886	to	22.035	1,918	2.59	0.5 to 0.9	5.79%	to	6.22%
MFS Strategic Income Series	50	18.066	to	18.954	941	5.17	0.5 to 0.9	3.80%	to	4.22%
MFS Utilities Series	240	20.628	to	45.555	9,181	3.20	0.5 to 0.9	5.83%	to	6.25%
American Century VP Capital Appreciation Fund	148	15.116	to	20.222	2,864	0.00	0.5 to 0.9	-7.34%	to	-6.97%
American Century VP International Fund	197	11.387	to	18.905	3,388	1.39	0.5 to 0.9	-12.83%	to	-12.48%
American Century VP Value Fund	321	10.841	to	15.138	3,788	2.04	0.5 to 0.9	0.11%	to	0.51%
American Century VP Income & Growth Fund	127	7.666	to	11.418	1,030	1.58	0.5 to 0.9	2.19%	to	2.60%
American Century VP Ultra Fund	52	13.105	to	13.566	698	0.00	0.5 to 0.9	0.16%	to	0.56%
American Century VP Mid Cap Value Fund	9	12.055	to	12.331	108	1.36	0.5 to 0.9	-1.58%	to	-1.19%
American Century VP Inflation Protection Fund (Class II)	55	14.315	to	14.818	792	4.06	0.5 to 0.9	10.75%	to	11.19%
Dreyfus Appreciation Portfolio	232	13.174	to	19.008	4,210	1.67	0.5 to 0.9	8.04%	to	8.47%
Dreyfus Opportunistic Small Cap Portfolio	358	9.326	to	13.240	4,475	0.40	0.5 to 0.9	-14.62%	to	-14.27%
Dreyfus Stock Index Fund, Inc.	858	11.241	to	16.363	13,323	1.83	0.5 to 0.9	0.97%	to	1.37%
The Dreyfus Socially Responsible Growth Fund, Inc.	32	9.530	to	30.325	806	0.90	0.5 to 0.9	0.00%	to	0.40%
JPMorgan Insurance Trust U.S. Equity Portfolio	62	10.536	to	16.679	921	1.20	0.5 to 0.9	-2.74%	to	-2.36%
JPMorgan Insurance Trust Small Cap Core Portfolio	139	13.509	to	19.784	2,311	0.12	0.5 to 0.9	-5.62%	to	-5.25%
JPMorgan Insurance Trust Mid Cap Value Portfolio	74	18.913	to	19.577	1,411	1.31	0.5 to 0.9	1.25%	to	1.65%
Franklin Global Real Estate Securities Fund (Class II)	123	15.358	to	16.696	1,969	7.86	0.5 to 0.9	-6.50%	to	-6.12%
Franklin Small-Mid Cap Growth Securities Fund (Class II)	73	8.285	to	12.088	646	0.00	0.5 to 0.9	-5.68%	to	-5.30%
Templeton Developing Markets Securities Fund (Class II)	84	22.421	to	28.253	2,008	0.96	0.5 to 0.9	-16.61%	to	-16.27%
Templeton Foreign Securities Fund (Class II)	119	13.220	to	26.171	2,373	1.73	0.5 to 0.9	-11.43%	to	-11.08%
Calamos Growth and Income Portfolio	179	16.319	to	20.411	3,359	1.48	0.5 to 0.9	-2.75%	to	-2.36%
Invesco V.I. Capital Appreciation Fund (Series I)	90	4.322	to	7.686	436	0.15	0.5 to 0.9	-8.73%	to	-8.37%
Invesco V.I. Technology Fund (Series I)	111	2.966	to	8.306	400	0.17	0.5 to 0.9	-5.90%	to	-5.53%
Invesco V.I. Core Equity Fund (Series I)	115	7.875	to	10.199	995	0.98	0.5 to 0.9	-0.96%	to	-0.56%
Columbia Variable Portfolio - Mid-Cap Growth Fund (Class II)	159	7.571	to	10.506	1,280	0.00	0.5 to 0.9	-6.13%	to	-5.75%
Columbia Variable Portfolio - Seligman Global Technology Fund (Class II)	119	9.936	to	14.533	1,269	0.00	0.5 to 0.9	-5.36%	to	-4.98%
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class II)	69	16.828	to	17.419	1,177	0.00	0.5 to 0.9	-9.84%	to	-9.48%
Fidelity VIP Contrafund Portfolio	58	9.443	to	9.621	549	0.89	0.5 to 0.9	-3.65%	to	-3.27%
Fidelity VIP Freedom Funds - Income	11	10.996	to	11.203	120	1.51	0.5 to 0.9	0.48%	to	0.88%
Fidelity VIP Freedom Funds - 2010	1	10.330	to	10.525	15	1.81	0.5 to 0.9	-1.32%	to	-0.92%
Fidelity VIP Freedom Funds - 2015	11	10.154	to	10.346	112	2.07	0.5 to 0.9	-1.41%	to	-1.01%
Fidelity VIP Freedom Funds - 2020	16	9.728	to	9.912	154	1.96	0.5 to 0.9	-2.12%	to	-1.73%
Fidelity VIP Freedom Funds - 2025	11	9.591	to	9.772	109	1.83	0.5 to 0.9	-3.22%	to	-2.83%
Fidelity VIP Freedom Funds - 2030	12	9.135	to	9.307	112	2.07	0.5 to 0.9	-3.70%	to	-3.31%
Fidelity VIP Freedom Funds - 2035	-	10.190	to	10.258	4	-	0.5 to 0.9	-5.10%	to	-4.72%
Fidelity VIP Freedom Funds - 2040	-	10.190	to	10.258	-	-	0.5 to 0.9	-5.17%	to	-4.79%
Fidelity VIP Freedom Funds - 2045	-	10.157	to	10.225	3	2.28	0.5 to 0.9	-5.49%	to	-5.12%
Fidelity VIP Freedom Funds - 2050	-	10.116	to	10.184	3	1.93	0.5 to 0.9	-6.00%	to	-5.63%

a   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

b  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

c  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

37

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

						For the Year Ended
	At December 31, 2010					December 31, 2010

		Unit Fair Value			Net	Investment a	Expense Ratio b	Total Return c
	Units	Lowest to			Assets	Income	Lowest to	Lowest to
	(000's)	Highest			(000's)	Ratio	Highest	Highest

Federated Capital Appreciation Fund II	187	$9.423	to	$18.036	$3,014	1.99%	0.5% to 0.9%	12.02%	to	12.47%
Federated High Income Bond Fund II	82	19.321	to	22.690	1,774	7.88	0.5 to 0.9	13.70%	to	14.16%
Federated Prime Money Fund II	230	11.551	to	13.791	3,010	0.00	0.5 to 0.9	-0.89%	to	-0.50%
MFS Research Series	246	11.674	to	20.964	4,839	0.92	0.5 to 0.9	14.86%	to	15.32%
MFS Growth Series	398	10.863	to	21.873	8,118	0.12	0.5 to 0.9	14.30%	to	14.76%
MFS Total Return Series	165	13.897	to	24.297	3,544	2.75	0.5 to 0.9	8.94%	to	9.38%
MFS Research Bond Series	108	16.840	to	20.828	2,136	3.00	0.5 to 0.9	6.50%	to	6.93%
MFS Strategic Income Series	60	17.335	to	18.260	1,088	4.28	0.5 to 0.9	9.12%	to	9.56%
MFS Utilities Series	261	19.414	to	43.045	9,419	3.27	0.5 to 0.9	12.79%	to	13.24%
American Century VP Capital Appreciation Fund	162	16.248	to	21.786	3,410	0.00	0.5 to 0.9	30.12%	to	30.64%
American Century VP International Fund	199	13.011	to	21.686	3,900	2.32	0.5 to 0.9	12.28%	to	12.73%
American Century VP Value Fund	341	10.829	to	15.061	4,004	2.23	0.5 to 0.9	12.41%	to	12.86%
American Century VP Income & Growth Fund	131	7.502	to	11.129	1,036	1.51	0.5 to 0.9	13.12%	to	13.58%
American Century VP Ultra Fund	55	13.084	to	13.490	729	0.51	0.5 to 0.9	15.04%	to	15.51%
American Century VP Mid Cap Value Fund	8	12.248	to	12.479	104	2.45	0.5 to 0.9	18.18%	to	18.66%
American Century VP Inflation Protection Fund (Class II)	42	12.926	to	13.327	545	1.65	0.5 to 0.9	4.18%	to	4.60%
Dreyfus Appreciation Portfolio	246	12.146	to	17.594	4,153	2.16	0.5 to 0.9	14.28%	to	14.74%
Dreyfus Opportunistic Small Cap Portfolio	379	10.878	to	15.506	5,555	0.73	0.5 to 0.9	29.97%	to	30.49%
Dreyfus Stock Index Fund, Inc.	906	11.089	to	16.206	13,934	1.82	0.5 to 0.9	13.81%	to	14.27%
The Dreyfus Socially Responsible Growth Fund, Inc.	33	9.492	to	30.242	836	0.86	0.5 to 0.9	13.79%	to	14.24%
JPMorgan Insurance Trust U.S. Equity Portfolio	63	10.790	to	17.103	967	0.93	0.5 to 0.9	12.56%	to	13.01%
JPMorgan Insurance Trust Small Cap Core Portfolio	135	14.257	to	20.905	2,391	0.00	0.5 to 0.9	25.99%	to	26.49%
JPMorgan Insurance Trust Mid Cap Value Portfolio	80	18.679	to	19.259	1,501	1.17	0.5 to 0.9	22.35%	to	22.84%
Franklin Global Real Estate Securities Fund (Class II)	129	16.360	to	17.807	2,201	2.75	0.5 to 0.9	19.89%	to	20.37%
Franklin Small-Mid Cap Growth Securities Fund (Class II)	64	8.784	to	12.765	598	0.00	0.5 to 0.9	26.48%	to	26.99%
Templeton Developing Markets Securities Fund (Class II)	84	26.886	to	33.745	2,394	1.63	0.5 to 0.9	16.53%	to	17.00%
Templeton Foreign Securities Fund (Class II)	117	14.867	to	29.468	2,661	1.91	0.5 to 0.9	7.43%	to	7.87%
Calamos Growth and Income Portfolio	182	16.714	to	20.931	3,529	2.04	0.5 to 0.9	10.59%	to	11.03%
Invesco V.I. Capital Appreciation Fund (Series I)	89	4.735	to	8.388	470	0.75	0.5 to 0.9	14.45%	to	14.91%
Invesco V.I. Technology Fund (Series I)	98	3.152	to	8.792	371	0.00	0.5 to 0.9	20.22%	to	20.70%
Invesco V.I. Core Equity Fund (Series I)	123	7.951	to	10.257	1,071	0.98	0.5 to 0.9	8.57%	to	9.01%
Seligman Capital Portfolio (Class II)	162	8.065	to	11.148	1,395	0.00	0.5 to 0.9	26.92%	to	27.42%
Seligman Communications and Information Portfolio (Class II)	129	10.498	to	15.295	1,437	0.00	0.5 to 0.9	13.76%	to	14.22%
Seligman Smaller-Cap Value Portfolio (Class II)	61	18.665	to	19.244	1,148	0.00	0.5 to 0.9	27.05%	to	27.56%
Fidelity VIP Contrafund Portfolio	43	9.801	to	9.946	427	1.22	0.5 to 0.9	15.88%	to	16.34%
Fidelity VIP Freedom Funds - Income	21	10.943	to	11.105	226	3.09	0.5 to 0.9	6.29%	to	6.72%
Fidelity VIP Freedom Funds - 2010	2	10.468	to	10.623	16	2.66	0.5 to 0.9	11.54%	to	11.98%
Fidelity VIP Freedom Funds - 2015	8	10.299	to	10.452	87	2.58	0.5 to 0.9	11.78%	to	12.22%
Fidelity VIP Freedom Funds - 2020	15	9.940	to	10.087	154	1.97	0.5 to 0.9	13.30%	to	13.76%
Fidelity VIP Freedom Funds - 2025	11	9.910	to	10.057	115	2.06	0.5 to 0.9	14.44%	to	14.89%
Fidelity VIP Freedom Funds - 2030	10	9.485	to	9.626	96	1.93	0.5 to 0.9	14.85%	to	15.31%
Fidelity VIP Freedom Funds - 2035 d	-	10.738	to	10.767	-	0.00	0.5 to 0.9	7.38%	to	7.67%
Fidelity VIP Freedom Funds - 2040 d	-	10.745	to	10.774	-	0.00	0.5 to 0.9	7.45%	to	7.74%
Fidelity VIP Freedom Funds - 2045 d	-	10.748	to	10.777	2	1.58	0.5 to 0.9	7.48%	to	7.77%
Fidelity VIP Freedom Funds - 2050 d	-	10.762	to	10.791	2	1.46	0.5 to 0.9	7.62%	to	7.91%

a   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

b  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

c  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

d  This fund was added effective May 1, 2010.

38

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

						For the Year Ended
	At December 31, 2009					December 31, 2009

		Unit Fair Value			Net	Investment a	Expense Ratio b	Total Return c
	Units	Lowest to			Assets	Income	Lowest to	Lowest to
	(000's)	Highest			(000's)	Ratio	Highest	Highest

Federated Clover Value Fund II	199	$8.379	to	$16.101	$2,878	2.65%	0.5% to 0.9%	13.69%	to	14.14%
Federated High Income Bond Fund II	82	16.925	to	19.956	1,558	11.09	0.5 to 0.9	51.48%	to	52.09%
Federated Prime Money Fund II	239	11.608	to	13.916	3,170	0.48	0.5 to 0.9	-0.45%	to	-0.05%
MFS Research Series	260	10.123	to	18.252	4,476	1.44	0.5 to 0.9	29.38%	to	29.89%
MFS Growth Series	441	9.466	to	19.136	7,890	0.31	0.5 to 0.9	36.44%	to	36.99%
MFS Total Return Series	177	12.705	to	22.302	3,520	3.78	0.5 to 0.9	16.97%	to	17.44%
MFS Research Bond Series	100	15.748	to	19.557	1,868	4.20	0.5 to 0.9	15.12%	to	15.58%
MFS Strategic Income Series	46	15.822	to	16.734	762	9.63	0.5 to 0.9	23.14%	to	23.63%
MFS Utilities Series	293	17.144	to	38.165	9,416	4.89	0.5 to 0.9	32.02%	to	32.55%
American Century VP Capital Appreciation Fund	165	12.438	to	16.744	2,661	0.82	0.5 to 0.9	35.85%	to	36.39%
American Century VP International Fund	211	11.542	to	19.315	3,708	2.02	0.5 to 0.9	32.57%	to	33.10%
American Century VP Value Fund	339	9.634	to	13.345	3,518	5.53	0.5 to 0.9	18.79%	to	19.27%
American Century VP Income & Growth Fund	144	6.632	to	9.798	1,005	4.88	0.5 to 0.9	17.04%	to	17.51%
American Century VP Ultra Fund	53	11.373	to	11.679	606	0.27	0.5 to 0.9	33.28%	to	33.81%
American Century VP Mid Cap Value Fund	6	10.364	to	10.517	61	3.81	0.5 to 0.9	28.78%	to	29.30%
American Century VP Inflation Protection Fund (Class II)	38	12.408	to	12.741	481	1.73	0.5 to 0.9	9.24%	to	9.68%
Dreyfus Appreciation Portfolio	260	10.585	to	15.395	3,846	2.66	0.5 to 0.9	21.46%	to	21.95%
Dreyfus Developing Leaders Portfolio	413	8.336	to	11.930	4,683	1.64	0.5 to 0.9	24.91%	to	25.41%
Dreyfus Stock Index Fund, Inc.	961	9.705	to	14.240	13,016	2.07	0.5 to 0.9	25.20%	to	25.70%
The Dreyfus Socially Responsible Growth Fund, Inc.	35	8.308	to	26.505	765	0.96	0.5 to 0.9	32.56%	to	33.09%
JPMorgan Insurance Trust U.S. Equity Portfolio	69	9.548	to	15.153	943	2.29	0.5 to 0.9	31.23%	to	31.76%
JPMorgan Insurance Trust Small Cap Core Portfolio	139	11.271	to	16.547	1,953	0.78	0.5 to 0.9	21.48%	to	21.97%
JPMorgan Insurance Trust Mid Cap Value Portfolio	80	15.267	to	15.678	1,234	2.27	0.5 to 0.9	25.48%	to	25.99%
Franklin Global Real Estate Securities Fund (Class II)	130	13.592	to	14.813	1,839	12.77	0.5 to 0.9	18.02%	to	18.49%
Franklin Small-Mid Cap Growth Securities Fund (Class II)	66	6.945	to	10.052	488	0.00	0.5 to 0.9	42.29%	to	42.86%
Templeton Developing Markets Securities Fund (Class II)	109	23.072	to	28.843	2,631	3.90	0.5 to 0.9	71.05%	to	71.73%
Templeton Foreign Securities Fund (Class II)	114	13.783	to	27.353	2,426	3.24	0.5 to 0.9	35.82%	to	36.36%
Calamos Growth and Income Portfolio	220	15.053	to	18.875	3,863	2.81	0.5 to 0.9	38.17%	to	38.73%
AIM V.I. Capital Appreciation Fund (Series I)	92	4.137	to	7.299	420	0.64	0.5 to 0.9	19.99%	to	20.47%
AIM V.I. Technology Fund (Series I)	122	2.622	to	7.284	388	0.00	0.5 to 0.9	55.99%	to	56.61%
AIM V.I. Core Equity Fund (Series I)	127	7.323	to	9.409	1,010	1.86	0.5 to 0.9	27.15%	to	27.66%
Seligman Capital Portfolio (Class II)	158	6.355	to	8.749	1,071	0.00	0.5 to 0.9	47.12%	to	47.71%
Seligman Communications and Information Portfolio (Class II)	140	9.228	to	13.391	1,371	0.00	0.5 to 0.9	57.95%	to	58.59%
Seligman Smaller-Cap Value Portfolio (Class II)	59	14.691	to	15.086	878	0.00	0.5 to 0.9	33.88%	to	34.42%
Fidelity VIP Contrafund Portfolio	33	8.458	to	8.549	279	1.32	0.5 to 0.9	34.26%	to	34.79%
Fidelity VIP Freedom Funds - Income	4	10.295	to	10.406	38	7.35	0.5 to 0.9	13.61%	to	14.07%
Fidelity VIP Freedom Funds - 2010	2	9.385	to	9.486	15	4.46	0.5 to 0.9	22.84%	to	23.34%
Fidelity VIP Freedom Funds - 2015	5	9.214	to	9.313	46	2.79	0.5 to 0.9	23.90%	to	24.40%
Fidelity VIP Freedom Funds - 2020	17	8.772	to	8.867	151	3.51	0.5 to 0.9	27.40%	to	27.91%
Fidelity VIP Freedom Funds - 2025	12	8.660	to	8.753	102	7.11	0.5 to 0.9	28.63%	to	29.15%
Fidelity VIP Freedom Funds - 2030	8	8.259	to	8.347	67	2.20	0.5 to 0.9	30.00%	to	30.52%
a   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

b  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

c  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

39

Kansas City Life Variable Life Separate Account
Notes to Financial Statements (Continued)

						For the Year Ended
	At December 31, 2008					December 31, 2008

		Unit Fair Value			Net	Investment a	Expense Ratio b	Total Return c
	Units	Lowest to			Assets	Income	Lowest to	Lowest to
	(000's)	Highest			(000's)	Ratio	Highest	Highest

Federated American Leaders Fund II	205	$7.341	to	$14.163	$2,615	1.85%	0.5% to 0.9%	-34.39%	to	-34.12%
Federated High Income Bond Fund II	89	11.129	to	13.174	1,120	9.71	0.5 to 0.9	-26.66%	to	-26.36%
Federated Prime Money Fund II	291	11.614	to	13.979	3,923	2.51	0.5 to 0.9	1.62%	to	2.03%
MFS Research Series	278	7.794	to	14.108	3,680	0.53	0.5 to 0.9	-36.66%	to	-36.41%
MFS Growth Series	478	6.910	to	14.025	6,276	0.23	0.5 to 0.9	-37.98%	to	-37.73%
MFS Total Return Series	196	10.818	to	19.066	3,345	3.18	0.5 to 0.9	-22.83%	to	-22.52%
MFS Research Bond Series	105	13.626	to	16.988	1,713	3.02	0.5 to 0.9	-3.24%	to	-2.85%
MFS Strategic Income Series	48	12.798	to	13.590	637	6.07	0.5 to 0.9	-12.83%	to	-12.48%
MFS Utilities Series	307	12.934	to	28.908	7,511	1.54	0.5 to 0.9	-38.23%	to	-37.98%
American Century VP Capital Appreciation Fund	178	9.119	to	12.326	2,122	0.00	0.5 to 0.9	-46.67%	to	-46.45%
American Century VP International Fund	218	8.672	to	14.570	2,898	0.83	0.5 to 0.9	-45.32%	to	-45.10%
American Century VP Value Fund	336	8.110	to	11.190	2,934	2.46	0.5 to 0.9	-27.43%	to	-27.14%
American Century VP Income & Growth Fund	162	5.666	to	8.338	966	2.07	0.5 to 0.9	-35.17%	to	-34.91%
American Century VP Ultra Fund	52	8.533	to	8.728	446	0.00	0.5 to 0.9	-42.01%	to	-41.77%
American Century VP Mid Cap Value Fund	6	8.048	to	8.134	45	0.00	0.5 to 0.9	-25.03%	to	-24.73%
American Century VP Inflation Protection Fund (Class II)	37	11.358	to	11.617	422	4.55	0.5 to 0.9	-2.48%	to	-2.09%
Dreyfus Appreciation Portfolio	286	8.680	to	12.675	3,499	2.02	0.5 to 0.9	-30.18%	to	-29.90%
Dreyfus Developing Leaders Portfolio	427	6.647	to	9.551	3,874	0.92	0.5 to 0.9	-38.15%	to	-37.90%
Dreyfus Stock Index Fund, Inc.	1,120	7.720	to	11.374	12,106	2.08	0.5 to 0.9	-37.71%	to	-37.46%
The Dreyfus Socially Responsible Growth Fund, Inc.	36	6.243	to	19.940	601	0.75	0.5 to 0.9	-35.01%	to	-34.75%
JPMorgan U.S. Large Cap Core Equity Portfolio	76	7.247	to	11.515	789	1.35	0.5 to 0.9	-34.57%	to	-34.31%
JPMorgan Small Company Portfolio	128	9.241	to	13.584	1,497	0.19	0.5 to 0.9	-32.60%	to	-32.33%
JPMorgan Mid Cap Value Portfolio	79	12.167	to	12.444	968	1.09	0.5 to 0.9	-33.81%	to	-33.54%
Franklin Global Real Estate Securities Fund (Class II)	128	11.471	to	12.517	1,534	1.01	0.5 to 0.9	-42.91%	to	-42.68%
Franklin Small-Mid Cap Growth Securities Fund (Class II)	75	4.881	to	7.036	391	0.00	0.5 to 0.9	-43.01%	to	-42.78%
Templeton Developing Markets Securities Fund (Class II)	92	13.489	to	16.795	1,316	2.68	0.5 to 0.9	-53.13%	to	-52.94%
Templeton Foreign Securities Fund (Class II)	118	10.108	to	20.085	1,875	2.37	0.5 to 0.9	-40.91%	to	-40.68%
Calamos Growth and Income Portfolio	235	10.851	to	13.623	2,993	1.10	0.5 to 0.9	-32.35%	to	-32.08%
AIM V.I. Capital Appreciation Fund (Series I)	98	3.448	to	6.059	366	0.00	0.5 to 0.9	-43.01%	to	-42.78%
AIM V.I. Technology Fund (Series I)	131	1.681	to	4.651	256	0.00	0.5 to 0.9	-45.00%	to	-44.78%
AIM V.I. Core Equity Fund (Series I)	133	5.759	to	7.370	829	2.20	0.5 to 0.9	-30.77%	to	-30.49%
Seligman Capital Portfolio (Class II)	182	4.319	to	5.923	833	0.00	0.5 to 0.9	-48.56%	to	-48.35%
Seligman Communications and Information Portfolio (Class II)	150	5.842	to	8.444	934	0.00	0.5 to 0.9	-36.95%	to	-36.70%
Seligman Smaller-Cap Value Portfolio (Class II)	52	10.973	to	11.223	580	0.00	0.5 to 0.9	-40.12%	to	-39.88%
Fidelity VIP Contrafund Portfolio	23	6.300	to	6.342	146	0.94	0.5 to 0.9	-43.21%	to	-42.98%
Fidelity VIP Freedom Funds - Income	-	9.062	to	9.122	4	8.74	0.5 to 0.9	-11.51%	to	-11.15%
Fidelity VIP Freedom Funds - 2010	1	7.640	to	7.691	7	10.70	0.5 to 0.9	-25.84%	to	-25.54%
Fidelity VIP Freedom Funds - 2015	6	7.437	to	7.487	44	2.67	0.5 to 0.9	-27.95%	to	-27.66%
Fidelity VIP Freedom Funds - 2020	14	6.886	to	6.932	97	3.49	0.5 to 0.9	-33.40%	to	-33.14%
Fidelity VIP Freedom Funds - 2025	2	6.732	to	6.778	12	4.23	0.5 to 0.9	-34.95%	to	-34.69%
Fidelity VIP Freedom Funds - 2030	7	6.353	to	6.395	47	2.45	0.5 to 0.9	-38.73%	to	-38.48%

a   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

b  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

c  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

40

Report of Independent Registered Public Accounting Firm

The Contact Owners
Kansas City Life Variable Universal Life Separate Account
and
The Board of Directors and Stockholders
Kansas City Life Insurance Company:

We have audited the accompanying statement of net assets of Kansas City Life Variable Universal Life Separate Account (the Account), including individual sub-accounts as listed in note 1 to the financial statements, as of December 31, 2012, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Account were confirmed to us by the custodians of the underlying sub-accounts. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Kansas City Life Variable Universal Life Separate Account as of December 31, 2012, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods stated above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Kansas City, Missouri
April 26, 2013

41

Amounts in thousands, except share data, or as otherwise noted
Kansas City Life Insurance Company
Consolidated Balance Sheets

	December 31
	2012	2011
ASSETS
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost: 2012 - $2,520,466; 2011 - $2,485,692)	$2,788,141	$2,682,142
Equity securities available for sale, at fair value (cost: 2012 - $18,195; 2011 - $34,951)	20,061	36,689
Mortgage loans	674,034	601,923
Real estate	124,742	127,962
Policy loans	77,133	80,375
Short-term investments	24,902	49,316
Other investments	2,572	3,364
Total investments	3,711,585	3,581,771

Cash	7,026	10,436
Accrued investment income	34,747	34,705
Deferred acquisition costs	176,275	181,564
Reinsurance recoverables	190,613	189,885
Property and equipment	18,343	22,671
Other assets	47,063	60,601
Separate account assets	340,093	316,609
Total assets	$4,525,745	$4,398,242

LIABILITIES
Future policy benefits	$889,107	$879,015
Policyholder account balances	2,128,002	2,089,452
Policy and contract claims	29,813	36,511
Other policyholder funds	155,749	152,125
Other liabilities	232,580	213,825
Separate account liabilities	340,093	316,609
Total liabilities	3,775,344	3,687,537

STOCKHOLDERS' EQUITY
Common stock, par value $1.25 per share
Authorized 36,000,000 shares,issued 18,496,680 shares	23,121	23,121
Additional paid in capital	40,969	41,101
Retained earnings	805,730	780,918
Accumulated other comprehensive income	54,094	30,086
Treasury stock, at cost (2012 - 7,463,823 shares; 2011 - 7,187,315 shares)	(173,513)	(164,521)
Total stockholders’ equity	750,401	710,705
Total liabilities and stockholders’ equity	$4,525,745	$4,398,242
See accompanying Notes to Consolidated Financial Statements

1

Kansas City Life Insurance Company
Consolidated Statements of Comprehensive Income

	Year Ended December 31
	2012	2011	2010
REVENUES
Insurance revenues:
Net premiums	$136,089	$127,338	$139,811
Contract charges	99,894	101,061	106,019
Total insurance revenues	235,983	228,399	245,830
Investment revenues:
Net investment income	176,154	177,228	175,859
Net realized investment gains, excluding other-than-temporary impairment losses	20,154	5,151	4,355
Net impairment losses recognized in earnings:
Total other-than-temporary impairment losses	(2,526)	(2,952)	(4,129)
Portion of impairment losses recognized in other comprehensive income	808	943	309
Net other-than-temporary impairment losses recognized in earnings	(1,718)	(2,009)	(3,820)
Total investment revenues	194,590	180,370	176,394
Other revenues	9,354	10,274	9,139
Total revenues	439,927	419,043	431,363

BENEFITS AND EXPENSES
Policyholder benefits	160,178	155,813	182,997
Interest credited to policyholder account balances	82,043	83,446	85,949
Amortization of deferred acquisition costs	28,042	33,966	27,033
Operating expenses	110,169	106,120	100,625
Total benefits and expenses	380,432	379,345	396,604

Income before income tax expense	59,495	39,698	34,759

Income tax expense	19,628	13,565	12,457

NET INCOME	$39,867	$26,133	$22,302
COMPREHENSIVE INCOME, NET OF TAXES
Change in net unrealized gains on securities available for sale	$35,088	$43,266	$47,691
Change in future policy benefits	(8,562)	(5,721)	(4,615)
Change in policyholder account balances	(362)	(162)	(214)
Change in benefit plan obligations	(2,156)	(15,104)	1,422
Other comprehensive income	24,008	22,279	44,284

COMPREHENSIVE INCOME	$63,875	$48,412	$66,586

Basic and diluted earnings per share:
Net income	$3.59	$2.29	$1.95
See accompanying Notes to Consolidated Financial Statements

2

Kansas City Life Insurance Company
Consolidated Statements of Stockholders’ Equity

	Year Ended December 31
	2012	2011	2010

COMMON STOCK, beginning and end of year	$23,121	$23,121	$23,121

ADDITIONAL PAID IN CAPITAL
Beginning of year	41,101	41,085	41,068
Increase (decrease) of proceeds over cost of treasury stock sold	(132)	16	17

End of year	40,969	41,101	41,085

RETAINED EARNINGS
Beginning of year	780,918	767,126	757,225
Net income	39,867	26,133	22,302
Stockholder dividends of $1.35 per share (2011-$1.08; 2010-$1.08)	(15,055)	(12,341)	(12,401)

End of year	805,730	780,918	767,126

ACCUMULATED OTHER COMPREHENSIVE
INCOME, net of taxes
Beginning of year	30,086	7,807	(36,477)
Other comprehensive income	24,008	22,279	44,284

End of year	54,094	30,086	7,807

TREASURY STOCK, at cost
Beginning of year	(164,521)	(159,667)	(156,574)
Cost of 107,511 shares acquired (2011 - 158,694 shares; 2010 - 99,012 shares)	(3,979)	(4,868)	(3,108)
Cost of 19,624 shares sold (2011 - 954 shares; 2010 - 1,026 shares)	1,177	14	15
Immaterial correction (see Note 1)	(6,190)	—	—

End of year	(173,513)	(164,521)	(159,667)

TOTAL STOCKHOLDERS’ EQUITY	$750,401	$710,705	$679,472
See accompanying Notes to Consolidated Financial Statements

3

Kansas City Life Insurance Company
Consolidated Statements of Cash Flows

	Year Ended December 31
	2012	2011	2010
OPERATING ACTIVITIES
Net income	$39,867	$26,133	$22,302
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of investment premium and discount	3,926	3,314	3,263
Depreciation	7,236	3,204	2,786
Acquisition costs capitalized	(36,919)	(34,140)	(37,017)
Amortization of deferred acquisition costs	28,042	33,966	27,033
Realized investment gains	(18,436)	(3,142)	(535)
Changes in assets and liabilities:
Reinsurance recoverables	(728)	(2,762)	(7,758)
Future policy benefits	(3,081)	(14,167)	10,391
Policyholder account balances	(12,127)	(10,563)	(19,865)
Income taxes payable and deferred	6,255	7,561	21,490
Other, net	1,208	8,504	13,280
Net cash provided	15,243	17,908	35,370

INVESTING ACTIVITIES
Purchases:
Fixed maturity securities	(338,277)	(235,593)	(423,039)
Equity securities	(5,572)	(106)	(1,471)
Mortgage loans	(178,710)	(132,877)	(140,847)
Real estate	(37,119)	(9,548)	(12,238)
Policy loans	(15,148)	(14,652)	(16,765)
Other investments	(507)	(2)	(644)
Sales or maturities, calls, and principal paydowns:
Fixed maturity securities	300,984	290,719	350,110
Equity securities	22,163	1,453	584
Mortgage loans	105,125	85,122	39,262
Real estate	53,480	—	—
Policy loans	18,390	18,558	18,069
Other investments	8	—	858
Net sales (purchases) of short-term investments	24,414	(33,603)	122,991
Net acquisition of property and equipment	(793)	(255)	(406)
Net cash used	(51,562)	(30,784)	(63,536)

4

Kansas City Life Insurance Company
Consolidated Statements of Cash Flows (Continued)

	Year Ended December 31
	2012	2011	2010
FINANCING ACTIVITIES
Proceeds from borrowings	$75,500	$—	$8,000
Repayment of borrowings	(75,500)	—	(8,000)
Deposits on policyholder account balances	227,832	233,955	238,213
Withdrawals from policyholder account balances	(177,674)	(199,960)	(204,405)
Net transfers from separate accounts	5,082	5,282	7,177
Change in other deposits	(4,342)	(4,231)	3,122
Cash dividends to stockholders	(15,055)	(12,341)	(12,401)
Net change in treasury stock	(2,934)	(4,838)	(3,076)
Net cash provided	32,909	17,867	28,630

Increase (decrease) in cash	(3,410)	4,991	464
Cash at beginning of year	10,436	5,445	4,981
Cash at end of year	$7,026	$10,436	$5,445

Supplemental disclosure of cash flow information:
Cash paid during the year for:
Interest	$4	$—	$1
Income taxes	14,000	8,257	4,000
See accompanying Notes to Consolidated Financial Statements

5

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements

1. Nature of Operations and Significant Accounting Policies
Business
Kansas City Life Insurance Company is a Missouri domiciled stock life insurance company which, with its subsidiaries, is licensed to sell insurance products in 49 states and the District of Columbia. The Company offers a diversified portfolio of individual insurance, annuity, and group products through three life insurance companies. The consolidated entity (the Company) primarily consists of three life insurance companies. Kansas City Life Insurance Company (Kansas City Life) is the parent company. Sunset Life Insurance Company of America (Sunset Life) and Old American Insurance Company (Old American) are wholly-owned subsidiaries.
Basis of Presentation
The consolidated financial statements and the accompanying notes to the Consolidated Financial Statements have been prepared on the basis of GAAP and include the accounts of Kansas City Life and its subsidiaries, principally Sunset Life and Old American. Significant intercompany transactions have been eliminated in consolidation and certain immaterial reclassifications have been made to the prior period results to conform with the current period’s presentation.
Immaterial Correction of Errors
During the second quarter of 2012, the Company identified an error in the presentation of treasury stock held for the benefit of the Company's deferred compensation plans. This treasury stock was previously recorded as a component of other assets but should have been recorded in stockholders' equity as treasury stock. Accordingly, the Company reclassified $6.2 million (188,621 shares) from other assets to treasury stock. This error had no material impact on net income in the current or prior reporting periods.
During the first quarter of 2012, the Company identified an error related to the amortization period for unrecognized actuarial gains and losses for its pension plan resulting in a reduction to net periodic pension expense of $2.0 million before applicable income taxes and an after-tax increase of $1.3 million to net income and stockholders' equity. The excess amortization had been previously recorded during 2011. Please refer to Note 13 - Pensions and Other Postretirement Benefits for additional information.
Management has evaluated these errors both quantitatively and qualitatively, and concluded that these corrections were not material to the consolidated financial statements.
Use of Estimates
The preparation of the consolidated financial statements requires management of the Company to make estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. These estimates are inherently subject to change and actual results could differ from these estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are the fair value of certain invested assets, DAC, VOBA, future policy benefits, policy and contract claim liabilities, pension and other postretirement benefits, and the valuation allowance on deferred income tax assets.
Business Changes
The Company has not had any significant business changes in the three years ended December 31, 2012.
Significant Accounting Policies
Presented below is a summary of significant accounting policies used by the Company.
Investments
Investment income is recognized when earned. Premiums and discounts on fixed maturity securities are amortized over the life of the related security as an adjustment to yield using the effective interest method. Realized gains and losses on the sale of investments are determined on the basis of specific security identification recorded on the trade date. Unrealized gains and losses, net of adjustments to DAC, VOBA, policyholder account balances, future policy benefits, and deferred income taxes are reported as a separate component of accumulated other comprehensive income in stockholders' equity. Unrealized gains and losses represent the difference between amortized cost and fair value on the valuation date. The adjustments to DAC and VOBA represent changes in the amortization of DAC and VOBA that would have been required as a charge or credit to income had such unrealized amounts been realized. The adjustments to policyholder account balances and future policy benefits represent the increase from using a discount rate that would have been required if such unrealized gains or losses had been realized and the proceeds reinvested at current market interest rates, which were lower than the then-current effective portfolio rate.

6

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

Investment income on residential mortgage-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, except for adjustable rate residential mortgage-backed securities where the prospective method is used. Under the retrospective method, the amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the time of purchase. Under the prospective method, future cash flows are estimated and interest income is recognized going forward using the new effective yield to maturity. The adjustments to amortized cost under both methods are recorded as a charge or credit to net investment income. The Company bases its historical results from individual securities and internal assessments of likely future results for these securities. These results are based upon validations and comparisons to similar securities provided by third parties, such as rating agencies.
Valuation of Investments
The Company’s principal investments are in fixed maturity securities, mortgage loans, and real estate; all of which are exposed to three primary sources of investment risk: credit, interest rate, and liquidity. The fixed maturity securities, which are all classified as available for sale, are carried at fair value in the Company’s Consolidated Balance Sheets, with unrealized gains or losses recorded in accumulated other comprehensive income. The unrealized gains or losses are recorded net of the adjustment to policyholder account balances, future policy benefits, and DAC to reflect what would have been earned had those gains or losses been realized and the proceeds reinvested. For additional information, please see Note 5 – Fair Value Measurements.
Mortgage loans are stated at cost, adjusted for amortization of premium and accrual of discount, less an allowance for potential future losses. A loan is considered impaired if it is probable that all contractual amounts due will not be collected. The allowance for potential future losses on mortgage loans is maintained at a level believed by management to be adequate to absorb potential future credit losses. Management’s periodic evaluation and assessment of the adequacy of the allowance is based on known and inherent risks in the portfolio, historical and industry data, current economic conditions and other relevant factors, along with specific risks related to specific loans. Loans in foreclosure and loans considered to be impaired are placed on a non-accrual status.
Real estate consists of directly owned investments and real estate joint ventures. Real estate that is directly owned is carried at depreciated cost. Real estate joint ventures consist primarily of office buildings, industrial warehouses, unimproved land for future development, and low income housing tax credit (LIHTC) investments. Real estate joint ventures are consolidated when required or are valued at cost, adjusted for the Company’s equity in earnings.
Policy loans are carried at cost, less principal payments received. Short-term investments are stated at cost, adjusted for amortization of premium and accrual of discount.
Other-than-Temporary Impairments
The Company has a policy and process in place to identify securities and other assets that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events and other items that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, asset quality, and cash flow projections as indicators of credit issues. For additional information, please see Note 4 - Investments.
Future Policy Benefits
The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, immediate annuities with life contingencies, supplementary contracts with life contingencies, and accident and health insurance. Generally, amounts are payable over an extended period of time. Liabilities for future policy benefits of traditional life insurance have been computed by a net level premium method based upon estimates at the time of issue for investment yields, mortality, and withdrawals. These estimates include provisions for experience less favorable than initially expected. Mortality assumptions are based on Company experience expressed as a percentage of standard mortality tables. The 2001 Valuation Basic Table and the 1975-1980 Select and Ultimate Basic Table serve as the bases for most mortality assumptions.

Liabilities for future policy benefits of immediate annuities and supplementary contracts with life contingencies are computed by calculating an actuarial present value of future policy benefits, based upon estimates for investment yields and mortality at the time of issue.

Liabilities for future policy benefits of accident and health insurance represent estimates of payments to be made on reported insurance claims, as well as claims incurred but not yet reported. These liabilities are estimated using actuarial analyses and case basis evaluations that are based upon past claims experience, claim trends, and industry experience.

7

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The following table provides detail about future policy benefits at December 31.

	2012	2011
Life insurance	$616,355	$616,397
Immediate annuities and supplementary contracts with life contingencies	231,882	219,134
Total	848,237	835,531
Accident and health insurance	40,870	43,484
Total future policy benefits	$889,107	$879,015
Policyholder Account Balances
Policyholder account balances include universal life insurance, fixed deferred annuity contracts, and investment-type contracts. Liabilities for these policyholder account balances are included without reduction for potential surrender charges. Deferred front-end contract charges reduce policyholder account balance liabilities and increase the other policyholder funds liability. These policyholder account balances are equal to cumulative deposits, less contract charges and withdrawals, plus interest credited. Front-end contract charges are deferred and amortized over the term of the policies. Policyholder benefits incurred in excess of related policyholder account balances are charged to policyholder benefits expense.
Crediting rates for universal life insurance and fixed deferred annuity products ranged from 1.00% to 5.50% in 2012 (2011 – 1.50% to 5.50%; 2010 – 2.00% to 5.50%).
The following table provides detail about policyholder account balances at December 31,

	2012	2011
Universal life insurance	$943,649	$950,935
Fixed deferred annuities	1,130,032	1,082,324
Supplementary contracts without life contingencies	54,321	56,193
Policyholder account balances	$2,128,002	$2,089,452
Deferred Acquisition Costs (DAC)
DAC, principally agent commissions and other selling, selection, and issue costs, which are related directly to the successful acquisition of new or renewal insurance contracts, are capitalized as incurred.  At least annually, the Company reviews its DAC capitalization policy and the specific items which are capitalized with existing guidance. See Note 3 for discussion of the implementation of new accounting guidance adopted during 2012 related to the costs capitalized. These deferred costs for life insurance products are generally deferred and amortized over the premium paying period.  Policy acquisition costs that relate to interest sensitive and variable insurance products are deferred and amortized in relation to the estimated gross profits to be realized over the lives of the contracts.
For interest sensitive and variable insurance products, estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses.  At the issuance of policies, projections of estimated gross profits are made which are then replaced by actual gross profits over the lives of the policies. In addition to other factors, emerging experience may lead to a revised outlook for the remaining estimated gross profits.  Accordingly, DAC may be recalculated (unlocked) using these new assumptions and any resulting adjustment is included in income.  The Company considers the following assumptions to be of significance when projecting future estimated gross profits: mortality, interest rates and spreads, surrender and withdrawal rates, and expense margins.
The DAC asset is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale, as described in the Investments section of Note 1.

8

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The following table provides information about DAC at December 31.

	2012	2011	2010
Balance at beginning of year	$181,564	$192,943	$209,495
Capitalization of commissions, sales and issue expenses	36,919	34,140	37,017
Gross amortization	(39,786)	(45,730)	(38,896)
Accrual of interest	11,744	11,764	11,863
Amortization due to realized investment gains	(61)	(201)	(67)
Change in DAC due to unrealized investment gains	(14,105)	(11,352)	(26,469)
Balance at end of year	$176,275	$181,564	$192,943
Value of Business Acquired (VOBA)
When a new block of business is acquired or when an insurance company is purchased, a portion of the purchase price is allocated to a separately identifiable intangible asset, called VOBA. VOBA is established as the actuarially determined present value of future gross profits of the business acquired and is amortized with interest in proportion to future premium revenues or the expected future profits, depending on the type of business acquired. VOBA is reported as a component of other assets with related amortization included in operating expenses. Amortization of VOBA occurs with interest over the anticipated lives of the underlying business to which it relates, initially 15 to 30 years. Similar to DAC, the assumptions regarding future experience can affect the carrying value of VOBA, including interest spreads, mortality, expense margins, and policy and premium persistency experience. Profit expectations are based upon assumptions of future interest spreads, mortality margins, expense margins, and policy and premium persistency experience. These assumptions involve judgment and are compared to actual experience on an ongoing basis. If it is determined that the assumptions related to the profit expectations for interest sensitive and variable insurance products should be revised, the impact of the change is reported in the current period’s income as an unlocking adjustment.
The VOBA asset is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale, as described in the Investments section of Note 1.
The following table provides information about VOBA at December 31.

	2012	2011	2010
Balance at beginning of year	$31,545	$49,271	$66,114
Gross amortization	(9,635)	(10,673)	(10,432)
Accrual of interest	2,595	3,197	3,654
Amortization due to realized investment (gains) losses	(74)	(169)	58
Change in VOBA due to unrealized investment gains	(3,266)	(10,081)	(10,123)
Balance at end of year	$21,165	$31,545	$49,271
The accrual of interest for Old American VOBA was calculated at a 7.0% rate for the accident and health block.  In 2012, interest accrued on the GuideOne VOBA was at the rates of 4.2% on the interest sensitive life block, 4.0% on the deferred annuity block, and 5.3% on the traditional life block.  The VOBA on a separate acquired block of business used a 7.0% interest rate on the traditional life portion and a 5.4% interest rate on the interest sensitive portion.  The interest rates used in the calculation of VOBA are based on rates appropriate at the time of acquisition. The amortization of VOBA was $1.9 million lower during 2012 compared to 2011, as the traditional life insurance block at the Old American segment became fully amortized at December 31, 2011. The expected amortization of VOBA each year over the next five years, 2013 through 2017, is $6,908, $6,054, $5,536, $5,069, and $4,619, respectively.
Unlocking and Refinements in Estimates
DAC and VOBA are reviewed on an ongoing basis to evaluate whether the unamortized portion exceeds the expected recoverable amounts. If it is determined from emerging experience that the premium margins or expected gross profits are insufficient to amortize DAC and VOBA, then the asset will be adjusted downward with the adjustment recorded as an expense in the current period. Similarly, if future projections of estimated gross profits indicate improvements, the amortization of DAC and VOBA may be reduced and the balance adjusted.

At least annually, a review is performed of the models and the assumptions used to develop expected future profits, based upon management’s current view of future events. Management’s view primarily reflects Company experience but can also reflect

9

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

emerging trends within the industry. Short-term deviations in experience affect the amortization of DAC, deferred revenue liability (DRL), and VOBA in the period, but do not necessarily indicate that a change to the long-term assumptions of future experience is warranted. If it is determined that it is appropriate to change the assumptions related to future experience, then an unlocking adjustment is recognized retrospectively for the block of business being evaluated. Certain assumptions, such as interest spreads and surrender rates, may be interrelated. As such, unlocking adjustments often reflect revisions to multiple assumptions. The DAC, DRL, or VOBA balance is immediately impacted by any assumption changes, with the change reflected through the income statement as an unlocking adjustment. These adjustments can be positive or negative with adjustments reducing amortization limited to amounts previously deferred plus interest accrued through the date of the adjustment.
The Company may consider refinements in estimates due to improved capabilities resulting from administrative or actuarial system enhancements. The Company considers such enhancements to determine whether and to what extent they are associated with prior periods or simply improvements in the projection of future expected gross profits due to improved functionality. To the extent they represent such improvements, these items are applied to DAC, VOBA, and DRL in a manner similar to unlocking adjustments.
The following table summarizes the effects of the refinements in estimates on all products and unlocking of assumptions on interest sensitive products in the Consolidated Statements of Comprehensive Income for the years ended December 31.

	DAC	VOBA	DRL	Total
2012
Unlocking	$1,259	$(2,391)	$1,761	$629
Refinement in estimate	175	—	6	181
	$1,434	$(2,391)	$1,767	$810
2011
Unlocking	$9,722	$(939)	$(1,889)	$6,894
Refinement in estimate	(7,954)	—	153	(7,801)
	$1,768	$(939)	$(1,736)	$(907)
2010
Unlocking	$5,831	$—	$1,107	$6,938
Refinement in estimate	1,795	—	(922)	873
	$7,626	$—	$185	$7,811
Reinsurance
Consistent with the general practice of the life insurance industry, the Company enters into traditional agreements of indemnity reinsurance with other insurance companies to support sales of new products and the in force business.  The reinsurance arrangements have taken various forms over the years.  The Company has reinsurance in force on all of the following bases: automatic and facultative; yearly renewable term (YRT) and coinsurance; and excess and quota share basis. For additional information pertaining to the Company’s significant reinsurers, along with additional information pertaining to reinsurance, please see Note 15 - Reinsurance.
Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policy benefits, and policyholder account balances. All insurance related revenues, benefits, and expenses are reported net of reinsurance ceded. Policies and contracts assumed are accounted for in a manner similar to that followed for direct business.
Recognition of Revenues
Premiums for traditional life insurance products are reported as revenue when due. Premiums on accident and health, disability, and dental insurance are reported as earned ratably over the contract period in proportion to the amount of insurance protection provided.
Deposits related to universal life, fixed deferred annuity contracts, and investment-type products are credited to policyholder account balances. Deposits are not recorded as revenue and are shown as a Financing Activity in the Consolidated Statements of Cash Flows. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration, and surrender charges, and are recognized in the period in which the benefits and services are provided as contract charges in the Consolidated Statements of Comprehensive Income.

10

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The Company measures its sales or new business production with two components: new premiums recorded and new deposits received. Premiums and deposits are subdivided into two categories: new and renewal. New premiums and deposits are measures of sales or new business production. Renewal premiums and deposits occur as continuing business from existing customers.
Contract Charges
Contract charges consist of cost of insurance, expense loads, the amortization of unearned revenues, and surrender charges on policyholder account balances. Cost of insurance relates to charges for mortality. These charges are applied to the excess of the mortality benefit over the account value for universal life policies. Expense loads are amounts that are assessed against the policyholder balance as consideration for origination and maintenance of the contract. Surrender charges are fees on policyholder account balances upon cancellation or withdrawal of policyholder account balances consistent with policy terms.
An additional component of contract charges is the recognition over time of the DRL for certain fixed and variable universal life policies. This liability arises from front-end loads on such policies and is recognized into the Consolidated Statements of Comprehensive Income in a manner similar to the amortization of DAC.
Contract charges could be impacted by unlocking and refinements in estimates, as discussed previously.
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company has a GMWB rider for variable annuity contracts that is considered to be a financial derivative and, as such, is accounted for at fair value. The Company determines the fair value of the GMWB rider using a risk-neutral valuation method. The value of the riders will fluctuate depending on market conditions.
Interest Credited to Policyholder Account Balances
Interest is credited to policyholder account balances according to terms of the policies or contracts. Interest sensitive life and annuity contracts provide for the payment of interest credited to policyholder account balances, subject to contractual minimum guaranteed rates. Amounts in excess of guarantees are credited at the discretion of the Company and reflect competitive, economic, investment and product considerations. Interest credited shown on the Company's financial statements reflects both the rates declared for interest sensitive products and the amount of the balances to which those rates apply. Accordingly, the Company reviews and adjusts crediting rates as necessary and appropriate. Amounts credited are a function of account balances and current period crediting rates. As account balances fluctuate, so will the amount of interest credited to policyholder account balances.
Income Taxes
The Company and its subsidiaries file a consolidated federal income tax return that includes both life insurance companies and non-life insurance companies.
Deferred income taxes are recorded on the differences between the tax bases of assets and liabilities and the amounts at which they are reported in the consolidated financial statements. Recorded amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they become enacted.
Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets generally depends on the reversal of deferred tax liabilities and the generation of future taxable income and realized gains during the periods in which temporary differences become deductible. Deferred income taxes include future deductible differences relating to unrealized losses on investment securities. The Company evaluates the character and timing of unrealized gains and losses to determine whether future taxable amounts are sufficient to offset future deductible amounts. A valuation allowance against deferred income tax assets may be required if future taxable income of an appropriate amount and character is not expected.
Comprehensive Income
Comprehensive income is comprised of net income and other comprehensive income. Other comprehensive income includes the unrealized investment gains or losses on securities available for sale (net of reclassification adjustments) net of adjustments to DAC, VOBA, policyholder account balances, and future policy benefits. In addition, other comprehensive income includes the change in the liability for benefit plan obligations. Other comprehensive income reflects these items net of tax. For additional information, please see Note 16 – Comprehensive Income.

Participating Policies
The Company has some insurance contracts where the policyholder is entitled to share in the earnings through dividends that reflect the difference between the premium charged and the actual experience. Participating business at year-end 2012 approximated 3% of statutory premiums and 4% of the life insurance in force. The amount of dividends to be paid is determined annually by the Company's Board of Directors. Provision has been made in the liability for future policy benefits to allocate amounts to

11

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

participating policyholders on the basis of dividend scales contemplated at the time the policies were issued. Additional provisions have been made for policyholder dividends in excess of the original scale, which have been declared by the Board of Directors.
2. New Accounting Pronouncements
Accounting Pronouncements Adopted During 2012
In October 2010, the FASB issued guidance that modifies the types of costs incurred by insurance entities that can be capitalized when issuing or renewing insurance contracts. This guidance became effective for interim and annual periods beginning after December 15, 2011, with either prospective or retrospective application permitted. The Company adopted this new guidance prospectively on January 1, 2012. Please see Note 3 - Change in Accounting Principle and Change in Accounting Estimate for additional information.

In May 2011, the FASB issued new guidance concerning fair value measurements and disclosure. The new guidance is the result of joint efforts by the FASB and the International Accounting Standards Board (IASB) to develop a single, converged fair value framework on how to measure fair value and the necessary disclosures concerning fair value measurements. The guidance became effective for interim and annual periods beginning after December 15, 2011. The Company adopted this new guidance on January 1, 2012 with no material impact to the consolidated financial statements.

In June 2011, the FASB issued new guidance regarding the manner in which entities present comprehensive income in the financial statements. This guidance removes the previous presentation options and provides that entities must report comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. This guidance also includes the requirement for reclassification adjustments for items that are reclassified from other comprehensive income to net income to be presented on the face of the financial statements. This guidance does not change the items that must be reported in other comprehensive income nor does it require any disclosures in addition to those previously required. In December 2011, the FASB deferred the effective date for amendments to the presentation of reclassification adjustments. The guidance became effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted this new guidance on January 1, 2012 with no material impact to the consolidated financial statements.
All other new accounting standards and updates of existing standards issued through the date of this filing were considered by management and did not relate to accounting policies and procedures pertinent to the Company at this time.
3. Change in Accounting Principle and Change in Accounting Estimate
Change in Accounting Principle
The Company prospectively adopted Accounting Standards Update (ASU) No. 2010-26, “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts,” effective January 1, 2012. This guidance modifies the types of costs incurred by insurance entities that can be capitalized when issuing or renewing insurance contracts. The guidance defines allowable deferred acquisition costs as incremental or directly related to the successful acquisition of new or renewal contracts. In addition, certain costs related directly to acquisition activities performed by the insurer, such as underwriting and policy issuance, are also deferrable. This guidance also defines the considerations for the deferral of direct-response advertising costs.
Pursuant to this guidance, the Company evaluated the types of acquisition costs it capitalizes. The Company capitalizes agent compensation and benefits and other expenses that are directly related to the successful acquisition of contracts. The Company also capitalizes expenses directly related to activities performed by the Company, such as underwriting, policy issuance, and processing fees incurred in connection with successful contract acquisitions.
The amount of acquisition costs capitalized during 2012 was $36.9 million. The acquisition costs that would have been capitalized during 2012 if the Company's previous policy had been applied during that period was $34.0 million. Thus, the adoption of this guidance resulted in an increase of $2.9 million in the amount of acquisition costs capitalized during 2012. After consideration of amortization, the net result of the adoption of ASU No. 2010-26 was an increase of $2.6 million in pretax earnings in 2012.
Change in Accounting Estimate
During the third quarter of 2012, the Company completed a change in accounting estimate related to a long-lived asset. This asset concluded its initial depreciation schedule in the third quarter of 2012. The Company reassessed this asset and its ongoing use of it and determined that it has a useful life greater than estimated at the time of initial implementation. The Company has the ability and the intent to hold and use this asset over the reassessed useful life. The Company also established an updated residual value, consistent with longer use of the asset. The Company recalculated the depreciation that would have been recognized to date using the reevaluated useful life and residual value resulting in additional depreciation of $3.7 million being recorded as an operating

12

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

expense in the third quarter of 2012. The Company evaluated the impact of the change in future depreciation and determined that this change in accounting estimate will not materially impact future comparisons.

4. Investments
Fixed Maturity and Equity Securities Available for Sale
Securities by Asset Class
The following table provides amortized cost and fair value of securities by asset class at December 31, 2012.

	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
U.S. Treasury securities and obligations of U.S. Government	$121,774	$14,302	$25	$136,051
Federal agencies 1	22,070	3,999	—	26,069
Federal agency issued
residential mortgage-backed securities 1	83,608	8,381	4	91,985
Subtotal	227,452	26,682	29	254,105
Corporate obligations:
Industrial	494,615	51,645	377	545,883
Energy	188,790	22,473	14	211,249
Communications and technology	198,332	23,283	15	221,600
Financial	287,854	27,487	1,467	313,874
Consumer	476,913	49,395	70	526,238
Public utilities	246,389	39,840	102	286,127
Subtotal	1,892,893	214,123	2,045	2,104,971
Corporate private-labeled residential mortgage-backed securities	144,852	4,033	754	148,131
Municipal securities	140,843	27,141	—	167,984
Other	106,442	6,494	8,192	104,744
Redeemable preferred stocks	7,984	266	44	8,206
Fixed maturity securities	2,520,466	278,739	11,064	2,788,141
Equity securities	18,195	1,956	90	20,061
Total	$2,538,661	$280,695	$11,154	$2,808,202

1	Federal agency securities are not backed by the full faith and credit of the U.S. Government.

13

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The following table provides amortized cost and fair value of securities by asset class at December 31, 2011.

	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
U.S. Treasury securities and obligations of U.S. Government	$120,593	$13,856	$12	$134,437
Federal agencies 1	22,401	3,480	—	25,881
Federal agency issued
residential mortgage-backed securities 1	109,738	9,901	2	119,637
Subtotal	252,732	27,237	14	279,955
Corporate obligations:
Industrial	444,030	43,710	860	486,880
Energy	152,580	19,131	—	171,711
Communications and technology	184,983	16,566	156	201,393
Financial	308,813	15,155	5,890	318,078
Consumer	452,962	43,788	263	496,487
Public utilities	259,609	38,094	1,366	296,337
Subtotal	1,802,977	176,444	8,535	1,970,886
Corporate private-labeled residential mortgage-backed securities	167,666	1,856	12,620	156,902
Municipal securities	150,267	18,316	61	168,522
Other	100,315	3,576	9,235	94,656
Redeemable preferred stocks	11,735	226	740	11,221
Fixed maturity securities	2,485,692	227,655	31,205	2,682,142
Equity securities	34,951	1,873	135	36,689
Total	$2,520,643	$229,528	$31,340	$2,718,831

1	Federal agency securities are not backed by the full faith and credit of the U.S. Government.
Contractual Maturities
The following table provides the distribution of maturities for fixed maturity securities available for sale at December 31. Expected maturities may differ from these contractual maturities since borrowers may have the right to call or prepay obligations.

	2012		2011
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$108,125	$110,257	$79,651	$81,212
Due after one year through five years	667,743	735,257	599,904	639,706
Due after five years through ten years	972,886	1,086,082	946,752	1,045,645
Due after ten years	459,279	521,714	486,126	532,927
Securities with variable principal payments	304,448	326,625	361,524	371,431
Redeemable preferred stocks	7,985	8,206	11,735	11,221
	$2,520,466	$2,788,141	$2,485,692	$2,682,142
Unrealized Losses on Investments
At the end of each quarter, all securities are reviewed to determine whether impairments exist and whether other-than-temporary impairments should be recorded. This quarterly process includes an assessment of the credit quality of each investment in the entire securities portfolio. Additional reporting and review procedures are conducted for those securities where fair value is less than 90% of amortized cost. The Company prepares a formal review document no less often than quarterly of all investments where fair value is less than 80% of amortized cost for six months or more and selected investments that have changed significantly from a previous period and that have a decline in fair value greater than 10% of amortized cost.

14

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include but are not limited to:

•	The current fair value of the security as compared to amortized cost;

•	The credit rating of the security;

•	The extent and the length of time the fair value has been below amortized cost;

•
The financial position of the issuer, including the current and future impact of any specific events, material declines in the issuer’s revenues, margins, cash positions, liquidity issues, asset quality, debt levels, and income results;

•	Significant management or organizational changes;

•	Significant uncertainty regarding the issuer’s industry;

•	Violation of financial covenants;

•	Consideration of information or evidence that supports timely recovery;

•	The Company’s intent and ability to hold an equity security until it recovers in value;

•	Whether the Company intends to sell a debt security and whether it is more likely than not that the Company will be required to sell a debt security before recovery of the amortized cost basis; and

•	Other business factors related to the issuer’s industry.
To the extent the Company determines that a fixed maturity security is deemed to be other-than-temporarily impaired, the portion of the impairment that is deemed to be due to credit is charged to the Consolidated Statements of Comprehensive Income and the cost basis of the underlying investment is reduced. The portion of such impairment that is determined to be non-credit-related is deducted from net realized loss in the Consolidated Statements of Comprehensive Income and is reflected in other comprehensive income and accumulated other comprehensive income.
There are a number of significant risks and uncertainties inherent in the process of monitoring impairments, determining if an impairment is other-than-temporary, and determining the portion of an other-than-temporary impairment that is due to credit. These risks and uncertainties include but are not limited to:

•	The risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	The risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•
The risk that the performance of the underlying collateral for securities could deteriorate in the future and the Company’s credit enhancement levels and recovery values do not provide sufficient protection to the Company’s contractual principal and interest;

•
The risk that fraudulent, inaccurate, or misleading information could be provided to the Company’s credit, investment, and accounting professionals who determine the fair value estimates and accounting treatment for securities;

•	The risk that actions of trustees, custodians, or other parties with interests in the security may have an unforeseen adverse impact on the Company’s investments;

•	The risk that new information obtained by the Company or changes in other facts and circumstances may lead the Company to change its intent to sell the security before it recovers in value;

•	The risk that facts and circumstances change such that it becomes more likely than not that the Company will be required to sell the investment before recovery of the amortized cost basis; and

•	The risk that the methodology or assumptions used to develop estimates of the portion of impairments due to credit prove, over time, to be inaccurate or insufficient.
Any of these situations could result in a charge to income in a future period.
Once a security is determined to have met certain of the criteria for consideration as being other-than-temporarily impaired, further information is gathered and evaluated pertaining to the particular security. If the security is an unsecured obligation, the additional research is a top-down approach with particular emphasis on the likelihood of the issuer to meet the contractual terms of the obligation. If the security is secured by an asset or guaranteed by another party, the value of the underlying secured asset or the financial ability of the third-party guarantor is evaluated as a secondary source of repayment. Such research is based upon a top-down approach, narrowing to the specific estimates of value and cash flow of the underlying secured asset or guarantor. If the security is a collateralized obligation, such as a mortgage-backed or other asset-backed instrument, research is also conducted to obtain and analyze the performance of the collateral relative to expectations at the time of acquisition and with regard to projections for the future. Such analyses are based upon historical results, trends, comparisons to collateral performance of similar securities, and analyses performed by third parties. This information is used to develop projected cash flows that are compared to the amortized cost of the security.

15

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

If a determination is made that an unsecured security, secured security, or security with a guaranty of payment by a third-party is other-than-temporarily impaired, an estimate is developed of the portion of such impairment that is due to credit. The estimate of the portion of impairment due to credit is based upon a comparison of ratings and maturity horizon for the security and relative historical default probabilities from one or more nationally recognized rating organizations. When appropriate for any given security, sector or period in the business cycle, the historical default probability is adjusted to reflect periods or situations of distress by adding to the default probability increments of standard deviations from mean historical results. The credit impairment analysis is supplemented by estimates of potential recovery values for the specific security, including the potential impact of the value of any secured assets, in the event of default. This information is used to determine the Company's best estimate, derived from probability-weighted cash flows.
The Company may selectively determine that it no longer intends to hold a specific issue to its maturity. If the Company makes this determination and the fair value is less than the cost basis, an analysis of the fair value of the investment is performed and the investment is written down to the fair value and an other-than-temporary impairment is recorded on this particular position. Subsequently, the Company seeks to obtain the best possible outcome available for this specific issue and records an investment gain or loss at the disposal date.
The evaluation of loan-backed and similar asset-backed securities, particularly including residential mortgage-backed securities, with significant indications of potential other-than-temporary impairment requires considerable use of estimates and judgment. Specifically, the Company performs discounted cash flow projections on these securities to evaluate whether the value of the investment is expected to be fully realized. Projections of expected future cash flows are based upon considerations of the performance of the actual underlying assets, including historical delinquencies, defaults, severity of losses incurred, and prepayments, along with the Company’s estimates of future results for these factors. The Company’s estimates of future results are based upon actual historical performance of the underlying assets relative to historical, current and expected general economic conditions, specific conditions related to the underlying assets, industry data, and other factors that are believed to be relevant. If the present value of the projected expected future cash flows are determined to be below the Company’s carrying value, the Company recognizes an other-than-temporary impairment on the portion of the carrying value that exceeds the projected expected future cash flows. To the extent that the loan-backed or other asset-backed securities were high quality investments at the time of acquisition, and they remain high quality investments and do not otherwise demonstrate characteristics of impairment, the Company performs other initial evaluations to determine whether other-than-temporary cash flow evaluations need to be performed.
The discounted future cash flow calculation typically becomes the primary determinant of whether any portion and to what extent an unrealized loss is due to credit on loan-backed and similar asset-backed securities with significant indications of potential other-than-temporary impairment. Such indications typically include below investment grade ratings and significant unrealized losses for an extended period of time, among other factors. The Company identified and tested 21 and 17 non-U.S. Agency mortgage-backed securities that had such indications at December 31, 2012 and December 31, 2011, respectively. The discount rate used in calculating the present value of future cash flows was the investment yield at the time of purchase for each security. The initial default rates were assumed to remain constant over a 24-month time frame and grade down thereafter, reflecting the general perspective of a more stabilized residential housing environment in the future.
For loan-backed and similar asset-backed securities, the determination of any amount of impairment that is due to credit is based upon the present value of projected future cash flows being less than the amortized cost of the security. This amount is recognized as a realized loss in the Company’s Consolidated Statements of Comprehensive Income and the carrying value of the security is written down by the same amount. The portion of an impairment that is determined not to be due to credit is recorded as a component of accumulated other comprehensive income in the Consolidated Balance Sheets.
As part of the required accounting for unrealized gains and losses, the Company also adjusts the deferred acquisition costs (DAC) and value of business acquired (VOBA) assets to recognize the adjustment to those assets as if the unrealized gains and losses from securities classified as available for sale actually had been realized.
Significant unrealized losses on securities can continue for extended periods of time, particularly for certain individual securities. While this can be an indication of potential credit impairments, it can also be an indication of illiquidity in a particular sector or security. In addition, the fair value of an individual security can be heavily influenced by the complexities of varying market sentiment or uncertainty regarding the prospects for an individual security. This has been the situation in several sectors in recent years, most notably in the non-U.S. Agency mortgage-backed securities market. Based upon the process described above, the Company is best able to determine if and to what extent credit impairment may exist in these securities by performing present value calculations of projected future cash flows at the conclusion of each reporting period. By reviewing the most recent data available regarding the security and other relevant industry and market factors, the Company can modify assumptions used in the cash flow projections and determine the best estimate of the portion of any impairment that is due to credit at the conclusion of each period.

16

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The following table provides information regarding fixed maturity and equity security investments available for sale with unrealized losses by length of time at December 31, 2012.

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government	$1,328	$18	$661	$7	$1,989	$25
Federal agency issued residential mortgage-backed securities 1	124	3	292	1	416	4
Subtotal	1,452	21	953	8	2,405	29
Corporate obligations:
Industrial	28,866	377	—	—	28,866	377
Energy	1,982	14	—	—	1,982	14
Communications and technology	2,709	15	—	—	2,709	15
Financial	—	—	8,241	1,467	8,241	1,467
Consumer	17,143	70	—	—	17,143	70
Public utilities	11,584	102	—	—	11,584	102
Subtotal	62,284	578	8,241	1,467	70,525	2,045
Corporate private-labeled residential mortgage-backed securities	—	—	14,050	754	14,050	754
Municipal securities	—	—	—	—	—	—
Other	—	—	41,895	8,192	41,895	8,192
Redeemable preferred stocks	—	—	1,511	44	1,511	44
Fixed maturity securities	63,736	599	66,650	10,465	130,386	11,064
Equity securities	—	—	273	90	273	90
Total	$63,736	$599	$66,923	$10,555	$130,659	$11,154

1	Federal agency securities are not backed by the full faith and credit of the U.S. Government.

17

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The following table provides information regarding fixed maturity and equity security investments available for sale with unrealized losses by length of time at December 31, 2011.

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities and obligations of U.S. Government	$—	$—	$959	$12	$959	$12
Federal agency issued residential mortgage-backed securities 1	649	—	294	2	943	2
Subtotal	649	—	1,253	14	1,902	14
Corporate obligations:
Industrial	25,455	860	—	—	25,455	860
Communications and technology	7,239	156	—	—	7,239	156
Financial	51,273	2,107	16,402	3,783	67,675	5,890
Consumer	11,765	119	3,689	144	15,454	263
Public utilities	4,710	344	11,152	1,022	15,862	1,366
Subtotal	100,442	3,586	31,243	4,949	131,685	8,535
Corporate private-labeled residential mortgage-backed securities	41,734	2,668	61,864	9,952	103,598	12,620
Municipal securities	—	—	3,909	61	3,909	61
Other	9,257	921	47,146	8,314	56,403	9,235
Redeemable preferred stocks	2,939	115	3,056	625	5,995	740
Fixed maturity securities	155,021	7,290	148,471	23,915	303,492	31,205
Equity securities	69	104	1,054	31	1,123	135
Total	$155,090	$7,394	$149,525	$23,946	$304,615	$31,340

1	Federal agency securities are not backed by the full faith and credit of the U.S. Government.
In addition, the Company also considers as part of its monitoring and evaluation process the length of time the fair value of a security is below amortized cost. At December 31, 2012, the Company had 43 issues in its investment portfolio of fixed maturity and equity securities with unrealized losses. Included in this total, 25 security issues were below cost for less than one year; three security issues were below cost for one year or more and less than three years; and 15 security issues were below cost for three years or more. At December 31, 2011, the Company had 85 issues in its investment portfolio of fixed maturity and equity securities with unrealized losses. Included in this total, 46 security issues were below cost for less than one year; ten security issues were below cost for one year or more and less than three years; and 29 security issues were below cost for three years or more.

18

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The following table provides the distribution of maturities for fixed maturity securities available for sale with unrealized losses at December 31. Expected maturities may differ from these contractual maturities since borrowers may have the right to call or prepay obligations.

	2012		2011
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturity securities available for sale:
Due in one year or less	$4,141	$2	$2,953	$48
Due after one year through five years	8,038	45	42,416	2,120
Due after five years through ten years	43,335	578	64,772	2,616
Due after ten years	58,895	9,637	82,816	13,060
Total	114,409	10,262	192,957	17,844
Securities with variable principal payments	14,466	758	104,540	12,621
Redeemable preferred stocks	1,511	44	5,995	740
Total	$130,386	$11,064	$303,492	$31,205
The Company held one non-income producing security with a carrying value of $1.9 million million at December 31, 2012 (2011 – two securities with a carrying value of $3.2 million). This security was previously written down due to other-than-temporary impairments and placed on non-accrual status.
The Company did not hold securities of any corporation and its affiliates that exceeded 10% of stockholders' equity at December 31, 2012 or December 31, 2011.
No derivative financial instruments were held during the three years ended December 31, 2012.

The Company is exposed to risk that issuers of securities owned by the Company will default or that interest rates or credit spreads will change and cause a decrease in the value of its investments. With residential mortgage-backed securities, the Company is also exposed to prepayment and extension risks. As interest rates change, the rate at which these securities pay down principal may change. These risks are mitigated by investing in high-grade securities and managing the maturities and cash flows of investments and liabilities.
As an additional separate consideration, the Company closely monitors its investments in securities classified as subprime. Subprime securities include all bonds or portions of bonds where the underlying collateral is made up of home equity loans or first mortgage loans to borrowers whose credit scores at the time of origination were lower than the level recognized in the market as prime. The Company’s classification of subprime does not include Alt-A or jumbo loans, unless the collateral otherwise meets the preceding definition.

19

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The following table provides a reconciliation of credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the other-than-temporary loss was recognized in other comprehensive income for the years ended December 31.

	2012	2011
Credit losses on securities held at beginning of year in accumulated other comprehensive income	$13,559	$11,567
Additions for credit losses not previously recognized in other-than-temporary impairment	30	747
Additions for increases in the credit loss for which an other-than-temporary impairment was previously recognized when there was no intent to sell the security before recovery of its amortized cost basis	1,688	1,262
Reductions for securities sold during the period (realized)	—	—
Reductions for securities previously recognized in other comprehensive income because of intent to sell the security before recovery of its amortized cost basis	—	—
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(17)	(17)
Credit losses on securities held at the end of year in accumulated other comprehensive income	$15,260	$13,559
The following table provides the net unrealized gains (losses) reported in accumulated other comprehensive income (loss) on the Company's investments in securities available for sale, at December 31.

	2012	2011	2010
Net unrealized gains	$269,541	$198,188	$110,191
Amounts resulting from:
DAC and VOBA	(74,342)	(56,971)	(35,538)
Future policy benefits	(29,075)	(15,903)	(7,101)
Policyholder account balances	(1,135)	(578)	(329)
Deferred income taxes	(57,745)	(43,657)	(23,528)
Total	$107,244	$81,079	$43,695
Investment Revenues
The following table provides investment revenues by major category for the years ended December 31.

	2012	2011	2010
Net investment income:
Fixed maturity securities	$132,578	$136,534	$140,600
Equity securities	1,684	267	1,636
Mortgage loans	38,189	38,089	31,261
Real estate	9,475	7,685	6,840
Policy loans	5,433	5,626	5,827
Short-term investments	7	45	177
Other	244	486	652
Total	187,610	188,732	186,993
Less investment expenses	(11,456)	(11,504)	(11,134)
Net investment income	$176,154	$177,228	$175,859

20

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

Realized Gains (Losses)
The following table provides realized investment gains (losses) by major category for the years ended December 31.
	2012	2011	2010
Realized investment gains (losses):
Fixed maturity securities	$1,407	$3,409	$542
Equity securities	(165)	4	2
Real estate	18,046	—	—
Mortgage loans	(717)	99	—
	18,571	3,512	544
Amortization of DAC and VOBA	(135)	(370)	(9)
	$18,436	$3,142	$535
The following table provides detail concerning realized investment gains and losses for the three years ended December 31.

	2012	2011	2010
Gross gains resulting from:
Sales of investment securities	$2,670	$3,945	$2,545
Investment securities called and other	3,806	3,519	2,139
Sales of real estate	18,884	—	—
Total gross gains	25,360	7,464	4,684
Gross losses resulting from:
Sales of investment securities	(2,651)	(1,666)	(67)
Investment securities called and other	(865)	(376)	(253)
Mortgage loans	(220)	(3)	—
Impairment losses on real estate	(838)	—	—
Total gross losses	(4,574)	(2,045)	(320)
Change in allowance for potential future losses on mortgage loans	(497)	102	—
Amortization of DAC and VOBA	(135)	(370)	(9)
Net realized investment gains, excluding other-than-temporary impairment losses	20,154	5,151	4,355

Net impairment losses recognized in earnings:
Other-than-temporary impairment losses on
fixed maturity and equity securities	(2,526)	(2,952)	(4,129)
Portion of loss recognized in other comprehensive income	808	943	309
Net other-than-temporary impairment losses recognized in earnings	(1,718)	(2,009)	(3,820)
Net realized investment gains	$18,436	$3,142	$535
Proceeds From Sales of Investment Securities
The table below details proceeds from the sale of fixed maturity and equity securities, excluding maturities and calls, for the three years ended December 31.

	2012	2011	2010
Proceeds	$99,371	$61,494	$82,025

21

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

Mortgage Loans
Investments in mortgage loans totaled $674.0 million at December 31, 2012 ($601.9 million - December 31, 2011). The Company's mortgage loans are mostly secured by commercial real estate and are stated at cost, adjusted for amortization of premium and accrual of discount, less an allowance for potential future losses. This allowance is maintained at a level believed by management to be adequate to absorb estimated credit losses and was $3.3 million at December 31, 2012 ($2.8 million - December 31, 2011). Management's periodic evaluation and assessment of the adequacy of the allowance is based on known and inherent risks in the portfolio, historical experience, industry data, current economic conditions, and other relevant factors. Please see Note 6 - Financing Receivables for additional information. Four mortgage loans have been foreclosed upon and transferred to real estate investments during the past three years. Two of the foreclosed loans resulted in recognition of impairment losses to the Company, as their fair values were less than the carrying values. Also, there were three delinquent mortgage loans at December 31, 2012 (three at December 31, 2011), although payment was subsequently received on one loan in January 2013 to bring this loan current. A fifth mortgage default occurred in the third quarter of 2012, and this loan is in the process of foreclosure. The Company does not hold mortgage loans to any single borrower that exceed 5% of stockholders' equity.

At December 31, 2012, the Company had 18% of its invested assets in commercial mortgage loans, up from 17% at December 31, 2011. New commercial loans were $178.7 million, $132.9 million and $140.8 million for 2012, 2011 and 2010, respectively. The level of new commercial mortgage loans in any year is influenced by market conditions, as the Company responds to changes in interest rates, available spreads, and borrower demand.

In addition to the subject collateral underlying the mortgage, the Company typically requires some amount of recourse from borrowers as another potential source of repayment. The recourse requirement is determined as part of the underwriting requirements of each loan. The Company added 92 new loans to the portfolio during 2012 and 76 or 83% of these loans had some amount of recourse requirement. A total of 40 new loans or $122.4 million were purchased from institutional lenders during 2012. At December 31, 2012, 35% of the Company's commercial mortgage portfolio had been acquired rather than originated by the Company. The purchased loans are generally seasoned performing loans having characteristics of property type, geographical diversification, term, underwriting and cash flows that are similar to the Company's portfolio of originated loans. The average loan to value ratio for the overall portfolio was 47% at December 31, 2012, up from 46% at December 31, 2011. These ratios are based upon the current balance of loans relative to the appraisal of value at the time the loan was originated or acquired. The average loan balance was approximately $1.6 million at December 31, 2012 and December 31, 2011. The Company has certain mortgage loans that had an unamortized premium balance of $3.6 million, as of December 31, 2012 ($0.8 million - December 31, 2011).

The following table identifies the gross mortgage loan principal outstanding and the allowance for potential future losses at December 31.

	2012	2011
Principal outstanding	$677,380	$604,772
Allowance for potential future losses	(3,346)	(2,849)
Carrying value	$674,034	$601,923

22

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The following table summarizes the amount of mortgage loans held by the Company at December 31, 2012 and 2011, segregated by year of origination. Purchased loans are shown in the year acquired by the Company, although the individual loans may have been initially originated in prior years.

	2012	% of Total	2011	% of Total
Prior to 2002	$4,122	1%	$11,669	2%
2002	12,715	2%	16,768	3%
2003	32,136	5%	42,112	7%
2004	19,699	3%	29,966	5%
2005	32,666	5%	54,802	9%
2006	39,321	6%	42,676	7%
2007	31,484	5%	35,323	6%
2008	35,747	5%	44,285	7%
2009	41,691	6%	50,574	8%
2010	90,236	13%	133,684	22%
2011	130,590	19%	142,913	24%
2012	206,973	30%	—	—%
Total	$677,380	100%	$604,772	100%

The following table identifies mortgage loans by geographic location at December 31.

	2012	% of Total	2011	% of Total
Pacific	$183,198	27%	$138,529	23%
West north central	106,004	16%	130,481	22%
West south central	110,336	16%	98,036	16%
Mountain	95,626	14%	82,029	14%
South atlantic	61,815	9%	63,125	10%
Middle atlantic	48,523	7%	42,112	7%
East north central	55,938	8%	30,482	5%
East south central	15,940	3%	19,978	3%
	$677,380	100%	$604,772	100%
The following table identifies the concentration of mortgage loans by state greater than 5% at December 31.

	2012	% of Total	2011	% of Total
California	$156,032	23%	$117,261	19%
Texas	100,307	15%	84,724	14%
Minnesota	63,402	9%	64,952	11%
Florida	36,521	5%	31,310	5%
All others	321,118	48%	306,525	51%
	$677,380	100%	$604,772	100%

23

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The following table identifies mortgage loans by property type at December 31. The Other category consists of apartments and retail properties.

	2012	% Total	2011	% Total
Industrial	$298,611	44%	$251,839	42%
Office	261,075	39%	243,885	40%
Medical	48,824	7%	43,089	7%
Other	68,870	10%	65,959	11%
	$677,380	100%	$604,772	100%
The table below identifies mortgage loans by maturity at December 31.

	2012	% of Total	2011	% of Total
Due in one year or less	$29,663	4%	$2,356	—%
Due after one year through five years	195,336	29%	153,822	25%
Due after five years through ten years	282,453	42%	255,615	42%
Due after ten years	169,928	25%	192,979	33%
	$677,380	100%	$604,772	100%
The table below identifies the commercial mortgage portfolio by current loan balance at years ending December 31.

	2012	% of Total	2011	% of Total
$5 million or greater	$136,396	20%	$89,352	15%
$4 million to less than $5 million	48,041	7%	36,625	6%
$3 million to less than $4 million	58,692	9%	78,899	13%
$2 million to less than $3 million	146,279	21%	124,636	21%
$1 million to less than $2 million	181,745	27%	182,467	30%
Less than $1 million	106,227	16%	92,793	15%
	$677,380	100%	$604,772	100%
The table below identifies the commercial mortgage portfolio by current loan balance as a percentage of value at the time of origination at December 31.

	2012	% of Total	2011	% of Total
70% or greater	$56,611	8%	$34,010	6%
50% to 69%	383,573	57%	315,633	52%
Less than 50%	237,196	35%	255,129	42%
	$677,380	100%	$604,772	100%
The concentration in California, along with other states included in the pacific region, exposes the Company to potential losses from a regional economic downturn and certain catastrophes, such as earthquakes and fires, that may affect certain areas of the region. The Company requires borrowers to maintain fire insurance coverage to provide reimbursement for any losses due to fire. The Company diversifies its commercial mortgage loan portfolio both geographically and by property type to reduce certain catastrophic and economic exposure. However, diversification may not always sufficiently mitigate the risk of such losses. Historically, the delinquency rate of the Company's pacific region commercial mortgage loans has been substantially below the industry average and consistent with the Company's experience in other regions. The Company does not require earthquake insurance for properties on which it makes commercial mortgage loans. However, the Company does consider structural information specific to each property, as well as the potential for earthquake loss if the property lies within areas believed by the Company to be seismically active submarkets. The Company does not expect catastrophe or earthquake damage or economic downturn in the

24

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

pacific region that may occur to have a material adverse effect on its business, financial position, results of operations, or cash flows. However, the Company cannot provide assurance that such risks could not have such material adverse effects.
Under the laws of certain states, environmental contamination of a property may result in a lien on the property to secure recovery of the costs of cleanup. In some states, such a lien has priority over the lien of an existing mortgage against such property. As a commercial mortgage lender, the Company customarily conducts environmental assessments prior to making commercial mortgage loans secured by real estate and before taking title on real estate. Based on the Company's environmental assessments, the Company believes that any compliance costs associated with environmental laws and regulations or any remediation of affected properties would not have a material adverse effect on the Company's business, financial position, results of operations, or cash flows. However, the Company cannot provide assurance that material compliance costs will not be incurred.
The Company may refinance commercial mortgage loans prior to contractual maturity as a means of originating new loans that meet the Company's underwriting and pricing parameters.  The Company refinanced loans with outstanding balances of $31.6 million and $0.8 million during the years ended December 31, 2012 and 2011, respectively.
In the normal course of business, the Company commits to fund commercial mortgage loans generally up to 120 days in advance. These commitments typically have fixed expiration dates. A small percentage of commitments expire due to the borrower's failure to deliver the requirements of the commitment by the expiration date. In these cases, the Company retains the commitment fee. For additional information, please see Note 21 - Commitments.
At December 31, 2012, the Company had a construction-to-permanent loan commitment in the amount of $2.8 million, and $2.5 million had been disbursed on this loan. At completion and fulfillment of occupancy requirements, the construction loan will convert to a long-term, fixed-rate permanent loan.
Real Estate
Investments in real estate totaled $124.7 million at December 31, 2012 ($128.0 million at December 31, 2011). The table below provides information concerning the Company's real estate investments by major category at December 31.

	2012	2011
Land	$23,051	$18,914
Buildings	84,142	81,568
Less accumulated depreciation	(28,322)	(29,431)
Real estate, commercial	78,871	71,051
Real estate, joint ventures	45,871	56,911
Total	$124,742	$127,962
Investment real estate is depreciated on a straight-line basis over periods ranging from 3 to 60 years. The Company had $53.5 million in real estate sales during 2012.
The Company had non-income producing real estate of $11.3 million, consisting of vacant properties and properties under development, at December 31, 2012 (2011 - $10.5 million).

25

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

5. Fair Value Measurements
Under GAAP, fair value represents the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements.
The Company categorizes its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. These levels are as follows:
Level 1 - Valuations are based upon quoted prices for identical instruments traded in active markets.
Level 2 - Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market. Valuations are obtained from third-party pricing services or inputs that are observable or derived principally from or corroborated by observable market data.
Level 3 - Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company's assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances.
Following is a description of valuation methodologies used for assets and liabilities recorded at fair value and for estimating fair value for financial instruments not recorded at fair value but for which fair value is disclosed.
Assets
Securities Available for Sale
Fixed maturity and equity securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon unadjusted quoted prices, if available, except as described in the subsequent paragraphs.
Cash and Short-Term Financial Assets
Short-term financial assets include cash and other short-term investments. Cash is categorized as Level 1. Other short-term assets are invested in institutional money market funds. These assets are categorized as Level 2, as the valuation is based upon the net asset value (NAV) of the fund.
Loans
The Company does not record loans at fair value. As such, valuation techniques discussed herein for loans are primarily for estimating fair value for purpose of disclosure.
Fair values of mortgage loans on real estate properties are calculated by discounting contractual cash flows, using discount rates based on current industry pricing or the Company’s estimate of an appropriate risk-adjusted discount rate for loans of similar size, type, remaining maturity, likelihood of prepayment, and repricing characteristics. Mortgage loans are categorized as Level 3 in the fair value hierarchy.
The Company also has loans made to policyholders. These loans cannot exceed the cash surrender value of the policy. Carrying value of policy loans approximates fair value. Policy loans are categorized as Level 3.
Separate Accounts
The separate account assets and liabilities, which are equal, are recorded at fair value based upon NAV. They are categorized as Level 2 in the fair value hierarchy, as the Company receives independent prices from external pricing sources to determine the fair value.
Liabilities
Investment-Type Liabilities Included in Policyholder Account Balances and Other Policyholder Funds
Fair values for liabilities under investment-type insurance contracts are based upon account value. The fair values of investment-type insurance contracts included with policyholder account balances for fixed deferred annuities are estimated to be their cash surrender values. The fair values of supplementary contracts without life contingencies are estimated to be the present value of payments at a market yield. The fair values of deposits with no stated maturity are estimated to be the amount payable on demand at the measurement date. These liabilities are categorized as Level 3.

26

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company offers a GMWB rider that can be added to new or existing variable annuity contracts. The rider provides an enhanced withdrawal benefit that guarantees a stream of income payments to an owner or annuitant, regardless of the contract account value. Fair value for GMWB rider contracts is a Level 3 valuation, as it is based on models which utilize significant unobservable inputs. These models require actuarial and financial market assumptions, which reflect the assumptions market participants would use in pricing the contract, including adjustments for volatility, risk, and issuer non-performance.
Notes Payable
Fair values for short-term notes payable approximate their carrying value. The carrying amount is a reasonable estimate of the fair value because of the relatively short time between the origination of the loan and its expected repayment.

Determination of Fair Value
The determination of the fair value of the Company's fixed maturity and equity securities is the responsibility of the Company's investment accounting group, which reports to the Principal Accounting Officer. This group manages and creates the policies and processes used to determine the fair value for these assets. This group employs third-party pricing services and obtains selected support from the Company's portfolio managers in order to achieve results for this multi-tiered process. All prices are reviewed by the investment accounting group. The financial reporting group, the Principal Accounting Officer, and the Chief Financial Officer also review the fair value methodologies and the fair values that are obtained each quarter. The results of these reviews are made known to the Company's Disclosure Committee and to the Company's Audit Committee. In addition, any significant policy or process changes made during the quarter are also discussed with the Company's Audit Committee.
The Company utilizes external independent third-party pricing services to determine the majority of its fair values on investment securities available for sale. At December 31, 2012, approximately 96% of the carrying value of these investments was from external pricing services, 2% was from brokers, and 2% was derived from internal matrices and calculations. In the event that the primary pricing service does not provide a price, the Company utilizes the price provided by a second pricing service. The Company reviews prices received from service providers for reasonableness and unusual fluctuations but generally accepts the price identified from the primary pricing service. In the event a price is not available from either third-party pricing service, the Company pursues external pricing from brokers. Generally, the Company pursues and utilizes only one broker quote per security. In doing so, the Company solicits only brokers which have previously demonstrated knowledge and experience of the subject security. If a broker price is not available, the Company determines a fair value through various valuation techniques that may include discounted cash flows, spread-based models, or similar techniques, depending upon the specific security to be priced. These techniques are primarily applied to private placement securities. The Company utilizes available market information, wherever possible, to identify inputs into the fair value determination, primarily including prices and spreads on comparable securities. At December 31, 2012, the Company obtained prices for five securities from brokers and internally determined the prices for 19 securities. At December 31, 2011, the Company obtained prices for five securities from brokers and internally determined prices for 15 securities.
Each quarter, the Company evaluates the prices received from third-party security pricing services and independent brokers to ensure that the prices represent a reasonable estimate of the fair value within the macro-economic environment, sector factors, and overall pricing trends and expectations. The Company corroborates and validates the primary pricing sources through a variety of procedures that include but are not limited to comparison to additional independent third-party pricing services or brokers, where possible; a review of third-party pricing service methodologies; back testing; and comparison of prices to actual trades for specific securities where observable data exists. In addition, the Company analyzes the primary third-party pricing service's methodologies and related inputs and also evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy. Finally, the Company also performs additional evaluations when individual prices fall outside tolerance levels when comparing prices received from third-party pricing services. At December 31, 2012, the Company had minimal occurrences where it used a price other than identified in its pricing policy, and the impact was not material to the consolidated financial statements.
Fair value measurements for assets and liabilities where there exists limited or no observable market data are calculated using the Company’s own estimates and are categorized as Level 3. These estimates are based on current interest rates, credit spreads, liquidity premium or discount, the economic and competitive environment, unique characteristics of the asset or liability, and other pertinent factors. Therefore, these estimates cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability. Additionally, there may be inherent weaknesses in any valuation technique. Further, changes in the underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values.

27

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The Company’s own estimates of fair value of fixed maturity and equity securities may be derived in a number of ways, including but not limited to: 1) pricing provided by brokers, where the price indicates reliability as to value; 2) fair values of comparable securities, incorporating a spread adjustment for maturity differences, collateralization, credit quality, liquidity, and other items, if applicable; 3) discounted cash flow models and margin spreads; 4) bond yield curves; 5) observable market prices and exchange transaction information not provided by external pricing services; and 6) statement values provided to the Company by fund managers.
The determination of the value of the Company's liabilities that are reported at fair value in the financial statements is the responsibility of the Company's valuation actuary group, which reports to the Company's Senior Vice President and Actuary. This group manages and creates the policies and processes used to determine the fair value for these liabilities. Methodologies used include internal assumptions and third-party inputs to derive a value, including a risk-neutral option pricing model that incorporates a third-party-developed index that is consistent with the attributes of the product and provides for an approximate match of the volatility measure with the expected life of the underlying contracts. The fair value methodologies and the fair values are reviewed by the Senior Vice President and Actuary, the Principal Accounting Officer, and the Chief Financial Officer. The results of these reviews are made known to the Company's Disclosure Committee and to the Company's Audit Committee. In addition, any significant policy or process changes made are also discussed with the Company's Audit Committee.

28

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

Categories Reported at Fair Value
The following tables present categories reported at fair value on a recurring basis December 31,

	2012
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury securities and obligations of U.S. Government	$12,698	$120,544	$2,809	$136,051
Federal agencies 1	—	26,069	—	26,069
Federal agency issued residential mortgage-backed securities 1	—	91,985	—	91,985
Subtotal	12,698	238,598	2,809	254,105
Corporate obligations:
Industrial	—	542,561	3,322	545,883
Energy	—	208,887	2,362	211,249
Communications and technology	—	221,600	—	221,600
Financial	—	302,690	11,184	313,874
Consumer	—	509,953	16,285	526,238
Public utilities	—	286,127	—	286,127
Subtotal	—	2,071,818	33,153	2,104,971
Corporate private-labeled residential mortgage-backed securities	—	148,131	—	148,131
Municipal securities	—	163,661	4,323	167,984
Other	—	98,896	5,848	104,744
Redeemable preferred stocks	8,206	—	—	8,206
Fixed maturity securities	20,904	2,721,104	46,133	2,788,141
Equity securities	1,336	17,470	1,255	20,061
Total	$22,240	$2,738,574	$47,388	$2,808,202

Percent of total	1%	97%	2%	100%

Liabilities:
Other policyholder funds
Guaranteed minimum withdrawal benefits	$—	$—	$(1,080)	$(1,080)
Total	$—	$—	$(1,080)	$(1,080)

1	Federal agency securities are not backed by the full faith and credit of the U.S. Government.

29

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

	2011
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury securities and obligations of U.S. Government	$12,876	$118,130	$3,431	$134,437
Federal agencies 1	—	25,881	—	25,881
Federal agency issued residential mortgage-backed securities 1	—	119,637	—	119,637
Subtotal	12,876	263,648	3,431	279,955
Corporate obligations:
Industrial	—	486,380	500	486,880
Energy	—	169,342	2,369	171,711
Communications and technology	—	201,393	—	201,393
Financial	—	307,464	10,614	318,078
Consumer	—	474,553	21,934	496,487
Public utilities	—	296,337	—	296,337
Subtotal	—	1,935,469	35,417	1,970,886
Corporate private-labeled residential mortgage-backed securities	—	156,902	—	156,902
Municipal securities	—	163,611	4,911	168,522
Other	—	94,656	—	94,656
Redeemable preferred stocks	11,221	—	—	11,221
Fixed maturity securities	24,097	2,614,286	43,759	2,682,142
Equity securities	2,216	33,350	1,123	36,689
Total	$26,313	$2,647,636	$44,882	$2,718,831
Percent of total	1%	97%	2%	100%

Liabilities:
Other policyholder funds
Guaranteed minimum withdrawal benefits	$—	$—	$(187)	$(187)
Total	$—	$—	$(187)	$(187)

1	Federal agency securities are not backed by the full faith and credit of the U.S. Government.

30

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The following tables present the fair value of fixed maturity and equity securities available for sale by pricing source and fair value hierarchy level at December 31.

	2012
	Level 1	Level 2	Level 3	Total
Fixed maturity securities available for sale:
Priced from external pricing services	$20,904	$2,676,943	$—	$2,697,847
Priced from independent broker quotations	—	44,161	—	44,161
Priced from internal matrices and calculations	—	—	46,133	46,133
Subtotal	20,904	2,721,104	46,133	2,788,141
Equity securities available for sale:
Priced from external pricing services	1,336	7,254	—	8,590
Priced from independent broker quotations	—	—	—	—
Priced from internal matrices and calculations	—	10,216	1,255	11,471
Subtotal	1,336	17,470	1,255	20,061
Total	$22,240	$2,738,574	$47,388	$2,808,202
Percent of total	1%	97%	2%	100%

	2011
	Level 1	Level 2	Level 3	Total
Fixed maturity securities available for sale:
Priced from external pricing services	$24,097	$2,582,617	$—	$2,606,714
Priced from independent broker quotations	—	31,669	—	31,669
Priced from internal matrices and calculations	—	—	43,759	43,759
Subtotal	24,097	2,614,286	43,759	2,682,142
Equity securities available for sale:
Priced from external pricing services	2,216	7,444	—	9,660
Priced from independent broker quotations	—	—	—	—
Priced from internal matrices and calculations	—	25,906	1,123	27,029
Subtotal	2,216	33,350	1,123	36,689
Total	$26,313	$2,647,636	$44,882	$2,718,831
Percent of total	1%	97%	2%	100%

31

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31 are summarized below:

	2012
	Assets			Liabilities
	Fixed maturity securities available for sale	Equity securities available for sale	Total	GMWB
Beginning balance	$43,759	$1,123	$44,882	$(187)
Included in earnings	109	—	109	(1,228)
Included in other comprehensive income	(160)	132	(28)	—
Purchases, issuances, sales and other dispositions:
Purchases	—	—	—	—
Issuances	—	—	—	1,592
Sales	—	—	—	—
Other dispositions	(5,406)	—	(5,406)	(1,257)
Transfers into Level 3	7,831	—	7,831	—
Transfers out of Level 3	—	—	—	—
Ending balance	$46,133	$1,255	$47,388	$(1,080)

Net unrealized gains	$(172)	$132	$(40)

	2011
	Assets			Liabilities
	Fixed maturity securities available for sale	Equity securities available for sale	Total	GMWB
Beginning balance	$55,801	$1,180	$56,981	$(2,799)
Included in earnings	11	92	103	2,500
Included in other comprehensive income	1,385	51	1,436	—
Purchases, issuances, sales and other dispositions:
Purchases	—	—	—	—
Issuances	—	—	—	163
Sales	—	—	—	—
Other dispositions	(2,977)	(200)	(3,177)	(51)
Transfers into Level 3	8,640	—	8,640	—
Transfers out of Level 3	(19,101)	—	(19,101)	—
Ending balance	$43,759	$1,123	$44,882	$(187)

Net unrealized gains	$1,401	$105	$1,506
The Company did not exclude any realized or unrealized gains or losses on items transferred into Level 3 in any of the periods presented. Depending upon the availability of Level 1 or Level 2 pricing, specific securities may transfer into or out of Level 3. The Company did not have any transfers between Level 1 and Level 2 during the years ended December 31, 2012 and 2011.

32

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The following table presents quantitative information about material Level 3 fair value measurements as of December 31, 2012.

	Fair Value	Valuation Technique	Unobservable Inputs	Range (in basis points)	Weighted Average of Range

Fixed maturity securities	$46,133	Market comparable	Spread adjustment	69-387	179
The Company's primary category of Level 3 fair values is fixed maturity securities, totaling $46.1 million as of December 31, 2012. These assets are valued using comparable security valuations through the unobservable input of estimated discount spreads. Specifically, the Company reviews the values and discount spreads on similar securities for which such information is observable in the market. Estimates of increased discount spreads are then determined based upon the characteristics of the securities being evaluated. The Company estimates that an increased spread of 10 basis points on each of the Level 3 securities would reduce the reported fair value by $0.2 million as of December 31, 2012.
Other assets and liabilities categorized as Level 3 for purposes of fair value determination are not material to the Company's financial statements, and the sensitivities of such valuations to unobservable inputs are also believed to not be material.
The table below is a summary of fair value estimates at December 31 for financial instruments. The Company has not included assets and liabilities that are not financial instruments in this disclosure. The total of the fair value calculations presented below do not represent, and should not be construed to represent, the underlying value to the Company.

	2012		2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Investments:
Fixed maturity securities available for sale	$2,788,141	$2,788,141	$2,682,142	$2,682,142
Equity securities available for sale	20,061	20,061	36,689	36,689
Mortgage loans	674,034	722,098	601,923	642,905
Policy loans	77,133	77,133	80,375	80,375
Short-term financial assets	31,928	31,928	59,752	59,752
Separate account assets	340,093	340,093	316,609	316,609

Liabilities:
Individual and group annuities	1,130,032	1,108,987	1,082,324	1,062,407
Supplementary contracts without life contingencies	54,321	53,389	56,193	54,824
Separate account liabilities	340,093	340,093	316,609	316,609
Other policyholder funds - GMWB	(1,080)	(1,080)	(187)	(187)

33

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

6. Financing Receivables
The Company has financing receivables that have both a specific maturity date, either on demand or on a fixed or determinable date, and are recognized as assets in the Consolidated Balance Sheets.
The table below identifies the Company’s financing receivables by classification amount at December 31.

	2012	2011
Receivables:
Agent receivables, net (allowance 2012 - $2,261; 2011 - $2,226)	$1,697	$1,708
Investment-related financing receivables:
Mortgage loans, net (allowance 2012 - $3,346; 2011 - $2,849)	674,034	601,923
Total financing receivables	$675,731	$603,631
The following table details the activity of the allowance for uncollectible accounts on agent receivables at December 31.

	2012	2011
Beginning of year	$2,226	$644
Additions	229	1,724
Deductions	(194)	(142)
End of period	$2,261	$2,226
The following table details the mortgage loan portfolio as collectively or individually evaluated for impairment at December 31.

	2012	2011
Mortgage loans collectively evaluated for impairment	$622,381	$603,952
Mortgage loans individually evaluated for impairment	54,999	820
Allowance for potential future losses	(3,346)	(2,849)
Carrying value	$674,034	$601,923
The following table details the activity of the allowance for potential future losses on mortgage loans at December 31.

	2012	2011
Beginning of year	$2,849	$3,410
Provision	497	—
Deductions	—	(561)
End of period	$3,346	$2,849
Agent Receivables
The Company has agent receivables which are classified as financing receivables and which are reduced by an allowance for doubtful accounts. These trade receivables from agents are long-term in nature and are specifically assessed as to the collectability of each receivable. The Company's gross agent receivables totaled $4.0 million as of December 31, 2012 and the Company had an allowance for doubtful accounts totaling $2.3 million. Gross agent receivables totaled $3.9 million with an allowance for doubtful accounts of $2.2 million at December 31, 2011. The Company had no material troubled debt that was restructured or modified during any of the periods presented. The Company has two types of agent receivables including:

•
Agent specific loans. At December 31, 2012, these loans totaled $1.1 million with an allowance for doubtful accounts of $0.3 million. As of December 31, 2011, agent specific loans totaled $0.8 million with an allowance for doubtful accounts of $0.2 million.

•
Various agent commission advances and other commission receivables. Gross agent receivables in this category totaled $2.9 million, with an allowance for doubtful accounts of $2.0 million as of December 31, 2012. Gross agent receivables totaled $3.1 million and the allowance for doubtful accounts was $2.0 million as of December 31, 2011.

34

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

Mortgage Loans
The Company considers its mortgage loan portfolio to be long-term financing receivables. Mortgage loans are stated at cost, adjusted for amortization of premium and accrual of discount, less of an allowance for potential future losses. Mortgage loan interest income is recognized on an accrual basis with any premium or discount amortized over the life of the loan. Prepayment and late fees are recorded on the date of collection. Loans in foreclosure, loans considered impaired, or loans past due 90 days or more are placed on a non-accrual status.
If a mortgage loan is determined to be on non-accrual status, the Company does not accrue interest income. The loan is independently monitored and evaluated as to potential impairment or foreclosure. This evaluation includes assessing the probability of receiving future cash flows, along with consideration of many of the factors described below. If delinquent payments are made and the loan is brought current, then the Company returns the loan to active status and accrues income accordingly.
Generally, the Company considers its mortgage loans to be a portfolio segment. The Company considers its primary class to be property type. The Company primarily uses loan-to-value as its credit risk quality indicator but also monitors additional secondary risk factors, such as geographic distribution both on a regional and specific state basis. The mortgage loan portfolio segment is presented by property type in a table in Note 4 - Investments, as are geographic distributions for both regional and significant state concentrations. These measures are also supplemented with various other analytics to provide additional information concerning potential impairment of mortgage loans and management's assessment of financing receivables.
The following table presents an aging schedule for delinquent payments for both principal and interest at December 31, 2012 and December 31, 2011, by property type.

		Amount of Payments Past Due
	Book Value	30-59 Days	60-89 Days	> 90 Days	Total
December 31, 2012
Industrial	$—	$—	$—	$—	$—
Office	3,071	9	—	66	75
Medical	2,982	—	—	135	135
Other	—	—	—	—	—
Total	$6,053	$9	$—	$201	$210

December 31, 2011
Industrial	$—	$—	$—	$—	$—
Office	816	13	—	—	13
Medical	7,019	75	—	—	75
Other	—	—	—	—	—
Total	$7,835	$88	$—	$—	$88
As of December 31, 2012, there were three mortgage loans that were 30 days or more past due, including one 90 days past due and one 120 days past due. The loan that was 120 days past due is in the process of foreclosure. Subsequently, payment was received on two of the three delinquent loans and one was brought current in January 2013. At December 31, 2011, there were three mortgage loans that were 30 days past due. Subsequently, payment was received on all of these loans and they were brought current in January 2012.
The allowance for potential future losses on mortgage loans is maintained at a level believed by management to be adequate to absorb estimated credit losses. Management's periodic evaluation and assessment of the adequacy of the reserve is based on known and inherent risks in the portfolio, historical and industry data, current economic conditions, and other relevant factors. The Company assesses the amount it maintains in the mortgage loan allowance through an assessment of what the Company believes are relevant factors at both the macro-environmental level and specific loan basis. A loan is considered impaired if it is probable that contractual amounts due will not be collected. The Company's allowance for credit losses was $3.3 million at December 31, 2012 and $2.8 million at December 31, 2011.
The allowance for potential future losses is monitored and evaluated at multiple levels with a process that includes, but is not limited to, the factors presented below. Generally, the Company establishes the allowance for potential future losses using the collectively evaluated impairment methodology for an overall portfolio level and then specifically identifies an allowance for

35

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

potential future losses on loans that contain elevated risk profiles. If the Company determines through its evaluation that a loan has an elevated specific risk profile, it then individually assesses the loan’s risk profile and assigns a specific allowance value based on many factors, including those identified below.
Macro-environmental and elevated risk profile considerations:

•	Current industry conditions that are affecting the market, including rental and vacancy rates;

•	Perceived market liquidity;

•	Analysis of the markets and sub-markets in which the Company has mortgage loans;

•	Analysis of industry historical loss and delinquency experience,

•	Other factors that the Company may perceive as important or critical given its portfolio; and

•
Analysis of the Company’s loan portfolio based on loan size concentrations, geographic concentrations, property type concentrations, maturity concentrations, origination loan-to-value concentrations, and borrower concentrations.

Specific mortgage loan level considerations:

•	The payment history of each borrower;

•	Negative reports from property inspectors; and

•	Each loan’s property financial statement including net operating income, debt service coverage, and occupancy level.
The Company has not acquired any mortgage loans with deteriorated credit quality during the years presented.
As part of the Company’s process of monitoring impairments on loans, there are a number of significant risks and uncertainties inherent in this process. These risks include, but are not limited to:

•	The risk that the Company’s assessment of a borrower to meet all of its contractual obligations will change based on changes in the credit characteristics of the borrower or property;

•	The risk that the economic outlook will be worse than expected or have more of an impact on the borrower than anticipated;

•	The risk that the performance of the underlying property could deteriorate in the future;

•	The risk that fraudulent, inaccurate, or misleading information could be provided to the Company;

•	The risk that the methodology or assumptions used to develop estimates of the portion of the impairment of the loan prove over time to be inaccurate; and

•	The risk that other facts and circumstances change such that it becomes more likely than not that the Company will not obtain all of it contractual payments.
The allowance for potential future losses increased $0.5 million during 2012 due to the Company's evaluation of the portfolio's risk profile and expected ongoing performance.
To the extent the Company's review and valuation determines a loan is impaired, that amount is charged to the allowance for potential future losses and the loan balance is reduced. In the event that a property is foreclosed upon, the carrying value is written down to the lesser of the current fair value, less selling costs, or book value of the property with a charge to the allowance and a corresponding reduction to the mortgage loan asset.
Over the past three years, the Company has had five mortgage loan maturity defaults. One loan was foreclosed in the first quarter of 2012, two in the fourth quarter of 2011, and one in the fourth quarter of 2010. The foreclosure in the first quarter of 2012 resulted in an impairment of $0.2 million. One of the 2011 loan defaults resulted in an impairment of $0.5 million. The second loan default in 2011 and the 2010 loan default did not result in an impairment based upon the Company’s assessment of fair value of the property being greater than the loan value. The fifth loan default, which occurred in the third quarter of 2012, is currently in the process of foreclosure. The Company had no troubled loans that were restructured or modified in 2012, 2011, or 2010.

36

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

7. Variable Interest Entities
The Company invests in certain affordable housing and real estate joint ventures which are considered to be variable interest entities (VIEs) and are included in Real Estate in the Consolidated Balance Sheets. The assets held in affordable housing real estate joint venture VIEs are primarily residential real estate properties that are restricted to provide affordable housing under federal or state programs for varying periods of time. The restrictions primarily apply to the rents that may be paid by tenants residing in the properties during the term of an agreement to remain in the affordable housing program. Investments in real estate joint ventures are equity interests in partnerships or limited liability corporations that may or may not participate in profits or residual value. In certain cases, the Company may issue fixed-rate senior mortgage loan investments secured by properties controlled by VIEs. These investments are classified as mortgage loans in the Consolidated Balance Sheets, and the income received from such investments is recorded as investment income in the Consolidated Statements of Comprehensive Income.
Investments in the affordable housing and real estate joint ventures are interests that will absorb portions of the VIE's expected losses or receive portions of expected residual returns of the VIE's net assets exclusive of variable interests. The Company makes an initial assessment of whether it is the primary beneficiary of a VIE at the time of the initial investment and on an ongoing basis thereafter. The Company considers many factors when making this determination based upon a review of the underlying investment agreement and other information related to the specific investment. The first factor is whether the Company has the ability to direct the activities of a VIE that most significantly impact the VIE's economic performance. The power to direct the activities of the VIE is generally vested in the managing general partner or managing member of the VIE, which is not the position held by the Company in these investments. Other factors include the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks, and the right to receive economic rewards of the entity; and the extent to which the Company shares in the VIE's expected losses and residual returns.
Most of the Company’s investment interests in VIEs not in the form of a fixed-rate senior mortgage debt investment are recorded using the equity method, with cash distributions from the VIE and cash contributions to the VIE recorded as decreases or increases, respectively, in the carrying value of the VIE. Certain other equity investments in VIEs, where permitted, are recorded on an amortized cost basis. The operating performance of investments in the VIE is recorded in the Consolidated Statements of Comprehensive Income as investment income or as a component of income tax expense, depending upon the nature and primary design of the investment. The Company evaluates the carrying value of VIEs for impairment on an ongoing basis to assess whether the carrying value is expected to be realized during the anticipated life of the investment.
The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds a variable interest, but is not the primary beneficiary, and which had not been consolidated at December 31, 2012 and December 31, 2011. The table includes investments in seven real estate joint ventures and 26 affordable housing real estate joint ventures at December 31, 2012 and investments in eleven real estate joint ventures and 27 affordable housing real estate joint ventures at December 31, 2011.

	2012		2011
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Real estate joint ventures	$22,440	$22,440	$35,551	$35,551
Affordable housing real estate joint ventures	22,704	60,527	20,749	61,124
Total	$45,144	$82,967	$56,300	$96,675
The maximum exposure to loss relating to the real estate joint ventures and affordable housing real estate joint ventures, as shown in the table above, is equal to the carrying amounts plus any unfunded equity commitments, exposure to potential recapture of tax credits, guarantees of debt, or other obligations of the VIE with recourse to the Company. Unfunded equity and loan commitments typically require financial or operating performance by other parties and have not yet become due or payable but which may become due in the future.
At December 31, 2012 and 2011, the Company had unfunded commitments of $1.3 million and $7.0 million, respectively. In 2012, there were $0.3 million of mortgage loan commitments outstanding to the real estate joint venture VIEs and $0.6 million in 2011. Unfunded equity commitments for the development of properties owned were $1.0 million and $6.4 million in 2012 and 2011, respectively. The loan commitments are included in Note 21 to Consolidated Financial Statements. The Company also has contingent commitments to fund additional equity contributions for operating support to certain real estate joint venture VIEs, which could result in additional exposure to loss. However, the Company is not able to quantify the amount of these contingent commitments.

37

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

In addition, the maximum exposure to loss on affordable housing joint ventures at December 31, 2012 and 2011 includes $14.1 million and $13.2 million, respectively, of losses which could be realized if the tax credits received by the VIEs were recaptured. Recapture events would cause the Company to reverse some or all of the benefit previously recognized by the Company or third parties to whom the tax credit interests were transferred. A recapture event can occur at any time during a 15-year required compliance period. The principal causes of recapture include financial default and non-compliance with affordable housing program requirements by the properties controlled by the VIE. The potential exposure due to recapture may be mitigated by guarantees from the managing member or managing partner in the VIE, insurance contracts, or changes in the residual value accruing to the Company's interests in the VIEs.
8. Property and Equipment
Property and equipment are stated at cost and depreciated over estimated useful lives using the straight-line method. The home office is depreciated over 25 to 50 years and furniture and equipment is depreciated over 3 to 10 years. The table below provides information at December 31.

	2012	2011
Land	$766	$766
Home office complex	20,828	20,776
Furniture and equipment	45,308	45,558
	66,902	67,100
Accumulated depreciation	(48,559)	(44,429)
	$18,343	$22,671

During 2012, the Company completed a change in accounting estimate related to a long-lived asset. This asset concluded its initial depreciation schedule in the third quarter of 2012. The Company reassessed this asset and its ongoing use and determined that it has a useful life greater than estimated at the time of its initial implementation. The Company also established an updated residual value, consistent with a longer use of the asset. Please see Note 3 - Change in Accounting Principle and Change in Accounting Estimate for additional information. Depreciation expense totaled $5.1 million in 2012 (2011 - $1.5 million; 2010 - $1.5 million).

9. Separate Accounts
Separate account assets and liabilities arise from the sale of variable universal life insurance and variable annuity products. The separate account represents funds segregated for the benefit of certain policyholders who bear the investment risk. The assets are legally segregated and are not subject to claims which may arise from any other business of the Company. The separate account assets and liabilities, which are equal, are recorded at fair value based upon net asset value (NAV). Policyholder account deposits and withdrawals, investment income, and realized investment gains and losses are excluded from the amounts reported in the Consolidated Statements of Comprehensive Income. Revenues to the Company from separate accounts consist principally of contract charges, which include maintenance charges, administrative fees, and mortality and risk charges.
The following table provides a reconciliation of activity within separate account liabilities at December 31.

	2012	2011	2010
Balance at beginning of year	$316,609	$339,029	$312,824
Deposits on variable policyholder contracts	33,748	33,139	36,062
Transfers to general account	(5,082)	(5,282)	(7,177)
Investment performance	43,399	(2,180)	43,096
Policyholder benefits and withdrawals	(35,799)	(35,285)	(33,066)
Contract charges	(12,782)	(12,812)	(12,710)
Balance at end of year	$340,093	$316,609	$339,029
The Company has a guaranteed minimum withdrawal benefit (GMWB) rider that can be added to new or existing variable annuity contracts. The rider provides an enhanced withdrawal benefit that guarantees a stream of income payments to an owner or annuitant, regardless of the contract account value. The value of variable annuity separate accounts with the GMWB rider was $102.5 million at December 31, 2012 (2011 - $86.6 million) and the guarantee liability was $(1.1) million at December 31, 2012 (2011 - $(0.2)

38

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

million). The value of the GMWB rider is recorded at fair value. The change in this value is included in policyholder benefits in the Consolidated Statements of Comprehensive Income. The value of variable annuity separate accounts with the GMWB rider is recorded in separate account liabilities, and the value of the rider is included in other policyholder funds in the Consolidated Balance Sheets.
The total separate account assets were $340.1 million at December 31, 2012 (2011 - $316.6 million). Variable universal life and variable annuity assets comprised 29% and 71% of this amount, respectively in both 2012 and 2011.
Guarantees are offered under variable universal life and variable annuity contracts: a guaranteed minimum death benefit (GMDB) rider is available on certain variable universal life contracts, and GMDB are provided on all variable annuities. The GMDB rider for variable universal life contracts guarantees the death benefit for specified periods of time, regardless of investment performance, provided cumulative premium requirements are met. The GMDB rider for variable annuity contracts guarantees the death benefit for specified periods of time, regardless of investment performance.
At December 31, 2012, separate account balances for variable annuity contracts were $243.1 million. The total reserve held for variable annuity GMDB was $0.1 million (December 31, 2011 - $0.2 million). Additional information related to the GMDB and related separate account balances and net amount at risk (the amount by which the GMDB exceeds the account balance) as of December 31, 2012 and 2011 is provided below:

	2012		2011
	Separate Account Balance	Net Amount at Risk	Separate Account Balance	Net Amount at Risk
Return of net deposits	$195,557	$1,374	$190,710	$4,147
Return of the greater of the highest anniversary contract value or net deposits	7,816	53	4,602	236
Return of the greater of every fifth year highest anniversary contract value or net deposits	5,714	70	6,065	264
Return of the greater of net deposits accumulated annually at 5% or the highest anniversary contract value	33,991	2,725	23,494	3,373
Total	$243,078	$4,222	$224,871	$8,020
The following table presents the GMDB for the variable annuity incurred and paid death benefits for the three years ended December 31.

	2012	2011	2010
Variable annuity incurred death benefits	$2,296	$1,145	$1,955
Variable annuity paid death benefits	$2,029	$1,016	$1,808

The following table presents the aggregate fair value of assets by major investment asset category supporting the variable annuity separate accounts with guaranteed benefits at December 31.

	2012	2011	2010
Money market	$5,408	$5,325	$6,732
Fixed income	42,086	42,004	42,665
Balanced	47,673	43,795	47,028
International equity	25,384	25,401	26,833
Intermediate equity	95,487	80,755	86,661
Aggressive equity	27,040	27,591	30,703
Total	$243,078	$224,871	$240,622

39

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

10. Unpaid Accident and Health Claims Liability
The liability for unpaid accident and health claims is included with policy and contract claims on the Consolidated Balance Sheets. Claim adjustment expenditures are expensed as incurred and were not material in any year presented. Activity in the liability follows.

	2012	2011	2010
Gross liability at beginning of year	$5,927	$7,483	$8,408
Less reinsurance recoverable	(3,250)	(4,071)	(4,554)
Net liability at beginning of year	2,677	3,412	3,854
Incurred benefits related to:
Current year	21,354	22,920	27,471
Prior years 1	236	(500)	(471)
Total incurred benefits	21,590	22,420	27,000
Paid benefits related to:
Current year	18,667	20,289	24,114
Prior years	2,881	2,866	3,328
Total paid benefits	21,548	23,155	27,442
Net liability at end of year	2,719	2,677	3,412
Reinsurance recoverable	4,056	3,250	4,071
Gross liability at end of year	$6,775	$5,927	$7,483

1	The incurred benefits related to prior years’ unpaid accident and health claims reflect the change in these liabilities.
11. Notes Payable
The Company had no notes payable at December 31, 2012 or December 31, 2011.
As a member of the FHLB with a capital investment of $4.7 million, the Company has the ability to borrow on a collateralized basis from the FHLB. The Company received dividends on the capital investment in the FHLB equal to $0.1 million during 2012 (2011 - $0.1 million; 2010 - $0.1 million).
The Company has unsecured revolving lines of credit of $60.0 million with two major commercial banks with no balances outstanding at December 31, 2012 and 2011, and which are at variable interest rates based upon short-term indices. These lines of credit will expire in June of 2013. The Company anticipates renewing these lines as they come due.

40

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

12. Income Taxes
The following tables provide information about income taxes and a reconciliation of the federal income tax rate to the Company’s effective income tax rate for the years ended December 31.

	2012	2011	2010
Current income tax expense	$18,926	$10,011	$4,872
Deferred income tax expense	702	3,554	7,585
Total income tax expense	$19,628	$13,565	$12,457

	2012	2011	2010
Federal income tax rate	35%	35%	35%
Tax credits, net of equity adjustment	(1)%	—%	5%
Permanent differences	(1)%	(1)%	(5)%
Prior year taxes	—%	—%	1%
Effective income tax rate	33%	34%	36%
Presented below are tax effects of temporary differences that result in significant deferred tax assets and liabilities at December 31.

	2012	2011
Deferred tax assets:
Future policy benefits	$26,319	$22,816
Employee retirement benefits	33,296	29,636
Tax carryovers	418	218
Other	2,418	3,745
Deferred tax assets	62,451	56,415
Deferred tax liabilities:
Basis differences between tax and
GAAP accounting for investments	9,853	9,036
Unrealized investment gains	94,339	69,366
Capitalization of deferred acquisition costs, net of amortization	27,706	28,782
Value of business acquired	7,408	11,041
Property and equipment, net	5,606	7,022
Deferred tax liabilities	144,912	125,247
Net deferred tax liability	82,461	68,832
Current tax liability (receivable)	1,996	(261)
Income taxes payable	$84,457	$68,571
A valuation allowance must be established for any portion of the deferred tax asset which is believed not to be realizable. Management reviews the need for a valuation allowance based on the Company’s anticipated future earnings, reversal of future taxable differences, the available carryback and carryforward periods, tax planning strategies that are prudent and feasible, and the ability and intent to hold securities until their recovery. In management’s opinion, it is more likely than not that the Company will realize the benefit of its deferred taxes.
The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. In general, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years prior to 2009. The Company is not currently under examination by the Internal Revenue Service.

41

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

Tax positions are evaluated at the reporting date to determine whether an unrecognized tax benefit should be recorded. The Company did not have any unrecognized tax benefits at December 31, 2012, 2011, or 2010.
The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense (benefit). In 2012 and 2011, the Company did not recognize any expense (benefit) related to interest and penalties. During the year ended December 31, 2010, the Company recognized expense (benefit) of approximately ($0.7) million in interest and penalties. The Company did not have any accrued interest and penalties at December 31, 2012 or December 31, 2011.
The income tax expense is recorded in various places in the Company's financial statements, as detailed below, for the years ended December 31.

	2012	2011	2010
Income tax expense	$19,628	$13,565	$12,457
Stockholders’ equity:
Related to:
Change in net unrealized gains on securities available for sale	24,974	30,799	38,488
Effect on DAC and VOBA	(6,080)	(7,501)	(12,808)
Change in future policy benefits	(4,611)	(3,081)	(2,485)
Change in policyholder account balances	(195)	(87)	(116)
Change in benefit plan obligations	(1,161)	(8,133)	765
Total income tax expense included in financial statements	$32,555	$25,562	$36,301
13. Pensions and Other Postretirement Benefits
The Company has pension and other postretirement benefit plans covering substantially all its employees for which the measurement date is December 31.
The Kansas City Life Cash Balance Pension Plan (the Plan) was amended effective December 31, 2010 to provide that participants’ accrued benefits will be frozen at, and that no further benefits or accruals will be earned after, December 31, 2010. Although participants will no longer accrue additional benefits under the Plan at December 31, 2010, participants will continue to earn years of service for vesting purposes under the Plan with respect to their benefits accrued through December 31, 2010. In addition, the cash balance account will continue to earn annual interest. Plan benefits are based on a cash balance account consisting of credits to the account based upon an employee’s years of service, compensation and interest credits on account balances calculated using the greater of the average 30-year Treasury bond rate for November of each year or 5.5%. The benefits expected to be paid in each year from 2013 through 2017 are $10.7 million, $10.0 million, $10.3 million, $9.1 million, and $9.4 million, respectively. The aggregate benefits expected to be paid in the five years from 2018 through 2022 are $48.3 million. The expected benefits to be paid are based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2012 and are the actuarial present value of the vested benefits to which the employee is currently entitled but based upon the expected date of separation or retirement. The 2013 contribution for the plan has not been determined.

The asset allocation of the fair value of pension plan assets compared to the target allocation range at December 31 was:

	2012	2011	Target Allocation

Debt securities	40%	34%	26% -42%
Equity securities	60%	66%	56% -76%
Cash equivalents	—%	—%	0% -2%
Certain of the Company's pension plan assets consist of investments in pooled separate accounts offered by the Plan. Net asset value (NAV) of the separate accounts is calculated in a manner consistent with GAAP for investment companies and is determinative of their fair value. Several of the separate accounts invest in publicly quoted mutual funds or actively managed stocks. The fair value of the underlying mutual funds or stock is used to determine the NAV of the separate account, which is not publicly quoted. Some of the separate accounts also invest in fixed income securities. The fair value of the underlying securities is based on quoted prices of similar assets and used to determine the NAV of the separate account. Sale of plan assets may be at values less than

42

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

NAV. Certain redemption restrictions may apply to specific stock and bond funds, including written notices prior to the withdrawal of funds and a potential redemption fee on certain withdrawals.
Hedge fund investments are recorded at net asset value. The Plan's hedge funds invest primarily in other investment funds. The valuation policies of the hedge funds provide that the value of investments in other investment funds be stated at fair value based on the net asset value of the other investment funds and certain redemption restrictions may apply, including a forty-five day prior written notice to withdraw funds.
Plan fiduciaries set investment policies and strategies and oversee its investment allocation, which includes selecting investment managers, commissioning periodic asset-liability studies, and setting long-term strategic targets. Long-term strategic investment objectives include preserving the funded status of the plan and balancing risk and return. Target allocation ranges are guidelines, not limitations, and occasionally plan fiduciaries will approve allocations above or below a target range. The Plan does not expect to return any plan assets to the Company during 2013.
The current assumption for the expected long-term rate of return on plan assets is 8.0%. This assumption is determined by analyzing: 1) historical average returns achieved by asset allocation and active management; 2) historical data on the volatility of returns; 3) current yields available in the marketplace; 4) actual returns on plan assets; and 5) current and anticipated future allocation among asset classes. The asset classes used for this analysis are domestic and international equities, investment grade corporate bonds, alternative assets, and cash. The overall rate is derived as a weighted average of the estimated long-term returns on the asset classes represented in the investment portfolio of the plan. Effective January 1, 2013, the Company decreased the assumption for the expected long-term rate of return on plan assets to be 7.7%
The assumed discount rates used to determine the benefit obligation for pension benefits and postretirement benefits are 3.47% and 4.03%, respectively. The discount rates were determined by reference to the Citigroup Pension Liability Yield Curve on December 31, 2012. Specifically, the spot rate curve represents the rates on zero coupon securities of the quality and type included in the pension index at various maturities. By discounting benefit cash flows at these rates, a notional amount equal to the fair value of a cash flow defeasing portfolio of bonds was determined. The discount rate for benefits was calculated as a single rate giving the same discounted value as the notional amount.
The postretirement medical plans for eligible employees, agents, and their dependents are contributory with contributions adjusted annually. The benefits expected to be paid in each year from 2013 through 2014 are $0.9 million each year, $1.0 million for 2015 and $1.1 million for 2016 and 2017. The aggregate benefits expected to be paid in the five years from 2018 through 2022 are $6.7 million. The expected benefits to be paid are based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2012. The 2013 contribution for the plan is estimated to be $0.9 million. The Company pays these medical costs as they become due and the plan incorporates cost-sharing features. The postretirement plan disclosures included herein do not include the potential impact from the Medicare Act (the Act) that became law in December 2003. The Act introduced a new federal subsidy to sponsors of certain retiree healthcare plans that provide a benefit that is at least actuarially equivalent to Medicare. Since the Company does not provide benefits that are actuarially equivalent to Medicare, the Act did not impact the Company’s disclosures.
The postretirement life insurance plan is non-contributory with level annual payments over the participants' expected service periods. The plan covers only those employees with at least one year of service at December 31, 1997. The benefits in this plan are frozen, using the employees' years of service and compensation at December 31, 1997.

Non-contributory defined contribution retirement plans for eligible general agents and sales agents provide supplemental payments based upon earned agency first year individual life and annuity commissions. Contributions to these plans in 2012 were $0.1 million (2011 - $0.1 million; 2010 - $0.1 million). Non-contributory deferred compensation plans for eligible agents based upon earned first year commissions are also offered. Contributions to these plans in 2012 were $0.5 million (2011 - $0.5 million; 2010 - $0.3 million).
Savings plans for eligible employees and agents match employee and agent contributions up to 8% of salary and 2.5% of agents’ prior year paid commissions, respectively. Contributions to the plan in 2012 were $3.2 million (2011 – $3.3 million; 2010 – $1.2 million). Effective January 1, 2011, the plan was amended to increase the employer match from 6% to 8%. The Company may contribute an additional profit sharing amount up to 4% of salary for eligible employees, depending upon corporate profits. In 2012, the Company made a contribution to the plan under the profit sharing determination of 4% of salary for eligible employees, which totaled $1.3 million. In 2011 and 2010 the Company made no profit sharing contributions.
A non-contributory trusteed employee stock ownership plan covers substantially all salaried employees. No contributions have been made to this plan since 1992.

43

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The Company recognizes the funded status of its defined pension and postretirement plans, measured as the difference between plan assets at fair value and the projected benefit obligation, on the Consolidated Balance Sheets. Changes in the funded status that arise during the period, but are not recognized as components of net periodic benefit cost, are recognized within other comprehensive income net of taxes.
The following tables provide information regarding pension benefits and other benefits for the years ended December 31.

	Pension Benefits		Other Benefits
	2012	2011	2012	2011
Change in projected benefit obligation:
Benefit obligation at beginning of year	$153,094	$143,204	$35,425	$27,768
Service cost	—	—	879	676
Interest cost	5,796	6,775	1,529	1,529
Plan participants' contributions	—	—	556	636
Curtailments and plan changes	—	1,347	—	—
Actuarial (gain) loss	9,844	11,497	(567)	6,379
Benefits paid	(9,533)	(9,729)	(1,419)	(1,563)
Benefit obligation at end of year	$159,201	$153,094	$36,403	$35,425

Change in plan assets:
Fair value of plan assets at beginning of year	$113,931	$117,092	$586	$619
Reduction of plan assets	—	—	(586)	—
Return on plan assets	14,723	566	—	32
Plan participants' contributions	—	—	556	636
Company contributions	6,032	6,002	863	862
Benefits paid	(9,533)	(9,729)	(1,419)	(1,563)
Fair value of plan assets at end of year	$125,153	$113,931	$—	$586

Unfunded status at end of year	$34,048	$39,163	$36,403	$34,839

Amounts recognized in accumulated other comprehensive income:
Net loss	$76,472	$72,595	$6,000	$6,813
Prior service credit	—	—	(705)	(957)
Total accumulated other comprehensive income	$76,472	$72,595	$5,295	$5,856

	Pension Benefits		Other Benefits
	2012	2011	2012	2011
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Unrecognized actuarial net (gain) loss	$4,010	$20,100	$(566)	$6,382
Amortization of net loss	(133)	(3,476)	(247)	(21)
Amortization of prior service credit	—	—	252	252
Total (gain) loss recognized in other comprehensive income	$3,877	$16,624	$(561)	$6,613

44

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

	Pension Benefits		Other Benefits
	2012	2011	2012	2011
Plans with underfunded accumulated benefit obligation:
Projected benefit obligation	$159,201	$153,094	$—	$—
Accumulated benefit obligation	159,201	153,094	—	—
Fair value of plan assets	125,153	113,931	—	—

Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	3.47%	3.96%	4.03%	4.46%
Expected return on plan assets	8.00%	8.00%	—	5.50%

Weighted average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	3.96%	5.02%	4.46%	5.59%
Expected return on plan assets	8.00%	8.00%	—	5.50%
The following table presents the fair value of each major category of pension plan and other postretirement assets at December 31.

	Pension Plan		Other Benefits
	2012	2011	2012	2011
Cash and cash equivalents	$7	$75	$—	$586
Equity securities	—	4,972	—	—
Investment funds:
Stock and bond funds	84,266	69,381	—	—
Money market funds	1,315	3,716	—	—
Hedge funds	16,272	15,238	—	—
Fixed maturity securities:
U.S. Treasury securities and obligations
of U.S. Government	2,315	2,317	—	—
Corporate obligations	20,559	17,913	—	—
Mineral rights	62	66	—	—
Real estate	19	19	—	—
Other	338	234	—	—
Fair value of assets at end of year	$125,153	$113,931	$—	$586

45

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The following tables disclose the level within the fair value hierarchy, as described in Note 5 - Fair Value Measurements, in which the pension plan and other postretirement assets fall.

	Pension Plan
	Level 1	Level 2	Level 3	Total
Assets, at fair value as of December 31, 2012:
Equity securities	$—	$—	$—	$—
Investment funds:
Stock and bond funds	—	84,266	—	84,266
Money market funds	1,315	—	—	1,315
Hedge funds	—	16,272	—	16,272
Fixed maturity securities:
U.S. Treasury securities and obligations
of U.S. Government	—	2,315	—	2,315
Corporate obligations	—	20,435	124	20,559
Other assets	345	—	81	426
Total	$1,660	$123,288	$205	$125,153

	Other Benefits
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$—	$—	$—	$—
Total	$—	$—	$—	$—

	Pension Plan
	Level 1	Level 2	Level 3	Total
Assets, at fair value as of December 31, 2011:
Equity securities	$4,972	$—	$—	$4,972
Investment funds:
Stock and bond funds	—	69,381	—	69,381
Money market funds	3,716	—	—	3,716
Hedge funds	—	15,238	—	15,238
Fixed maturity securities:
U.S. Treasury securities and obligations
of U.S. Government	—	2,317	—	2,317
Corporate obligations	—	16,632	1,281	17,913
Other assets	309	—	85	394
Total	$8,997	$103,568	$1,366	$113,931

	Other Benefits
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$586	$—	$—	$586
Total	$586	$—	$—	$586

46

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The following table discloses the changes in Level 3 plan assets measured at fair value on a recurring basis for the years ended December 31.

	Pension Plan		Other Benefits
	2012	2011	2012	2011
Beginning balance	$1,366	$1,168	$—	$—
Gains (losses) realized and unrealized	(5)	89	—	—
Transfers in	—	109	—	—
Transfers out	(1,156)	—	—	—
Ending balance	$205	$1,366	$—	$—

The following table provides the components of net periodic benefit cost for the years ended December 31.

	Pension Benefits			Other Benefits
	2012	2011	2010	2012	2011	2010
Service cost	$—	$—	$2,115	$879	$676	$594
Interest cost	5,796	6,775	7,554	1,529	1,529	1,432
Expected return on plan assets	(8,889)	(9,141)	(8,413)	—	(34)	(34)
Amortization of:
Unrecognized actuarial net loss	133	3,476	3,821	247	21	16
Unrecognized prior service credit	—	—	(602)	(252)	(252)	(252)
Net periodic benefit cost	(2,960)	1,110	4,475	2,403	1,940	1,756
Total recognized in other comprehensive income	3,877	16,624	(1,041)	(561)	6,613	(1,146)
Total recognized in net periodic benefit cost and other comprehensive income	$917	$17,734	$3,434	$1,842	$8,553	$610
The following table provides the estimated net loss and prior service credit for the pension plan and other postretirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2013.

	Pension Benefits	Other Benefits
Actuarial net loss	$2,393	$234
Prior service credit	—	(252)
The assumed growth rate of health care costs has a significant effect on the benefit amounts reported, as the table below demonstrates.

	One Percentage Point Change in the Growth Rate
	Increase	Decrease

Service and interest cost components	$583	$(450)
Postretirement benefit obligation	6,980	(5,487)
For measurement purposes, the annual increase in the per capita cost of covered health care benefits was assumed to be 8.5%, decreasing gradually to 5.5% in 2025 and thereafter.
During the first quarter of 2012, the Company identified an error related to the amortization period for unrecognized actuarial gains and losses for its pension plan. The Company determined that upon curtailment of the plan on January 1, 2011, the status

47

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

of the plan participants should have changed from active to inactive. The amortization period was corrected from the average remaining service period of plan participants, approximately ten years, to the average remaining life expectancy of plan participants, approximately 26 years. The Company has recognized a $2.0 million pre-tax benefit during 2012 related to the reversal of amortization recorded during 2011.
14. Share-Based Payment
The Company has a long-term incentive plan for senior management that provides a cash award to participants for the increase in the share price of the Company's common stock through units (phantom shares) assigned by the Board of Directors. The cash award is calculated over a three-year interval on a calendar year basis. At the conclusion of each three-year interval, participants will receive a cash award based on the increase in the share price during a defined measurement period, multiplied by the number of units. The increase in the share price will be determined based on the change in the share price from the beginning to the end of the three-year interval. Dividends are accrued and paid at the end of each three-year interval to the extent that they exceed negative stock price appreciation. Plan payments are contingent on the continued employment of the participant unless termination is due to a qualifying event such as death, disability or retirement. In addition, all payments are lump sum with no deferrals allowed. The Company does not make payments in shares, warrants, or options.
The following table provides information about the outstanding three-year intervals at December 31, 2012.

Defined Measurement Period	Number of Units	Grant Price
2010-2012	223,969	$30.04
2011-2013	200,060	$32.45
2012-2014	206,389	$31.70
2013-2015*	198,583	$37.86

*	Effective January 1, 2013.
No payments were made during 2012, 2011, or 2010 for the three-year intervals ended December 31, 2011, 2010, and 2009, respectively. The cost of compensation charged as an operating expense during 2012 was $2.2 million, net of tax. The cost of compensation charged as an operating expense during both 2011 and 2010 was $0.3 million, net of tax.

48

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

15. Reinsurance
The table below provides information about reinsurance for the years ended December 31.

	2012	2011	2010
Life insurance in force (in millions) :
Direct	$27,515	$27,926	$28,329
Ceded	(13,622)	(13,978)	(14,116)
Assumed	1,187	1,276	1,379
Net	$15,080	$15,224	$15,592

Premiums:
Life insurance:
Direct	$138,544	$130,004	$142,235
Ceded	(44,760)	(46,315)	(46,133)
Assumed	2,758	3,164	3,285
Net	$96,542	$86,853	$99,387

Accident and health:
Direct	$52,090	$51,842	$49,267
Ceded	(12,543)	(11,357)	(8,843)
Net	$39,547	$40,485	$40,424
Old American has a coinsurance agreement that reinsures certain whole life policies issued by Old American prior to December 1, 1986. These policies had a face value of $29.6 million at December 31, 2012 (2011 - $32.9 million). The reserve for future policy benefits ceded under this agreement at December 31, 2012 was $16.7 million (2011 - $18.3 million).
Kansas City Life acquired a block of traditional life and universal life products in 1997. Investments equal to the statutory policy reserves are held in a trust to secure payment of the estimated liabilities relating to the policies.  At December 31, 2012, the block had $1.2 billion of life insurance in force (2011 - $1.3 billion). The block generated life insurance premiums of $2.6 million in 2012 (2011 - $2.8 million; 2010 - $3.0 million) and had reinsurance ceded premiums of $0.9 million in 2012 (2011 - $0.8 million; 2010 - $0.8 million).
Sunset Life entered into a yearly renewable term reinsurance agreement January 1, 2002, whereby it ceded 80% of its retained mortality risk on traditional and universal life policies. At December 31, 2012, the insurance in force ceded approximated $1.1 billion (2011 - $1.3 billion) and premiums totaled $7.7 million (2011 - $8.9 million; 2010 - $8.9 million).
Reinsurance recoverables were $190.6 million at year end 2012, consisting of reserves ceded of $177.1 million and claims ceded of $13.5 million. Reinsurance recoverables were $189.9 million at year end 2011, consisting of reserves ceded of $176.7 million and claims ceded of $13.2 million.
The maximum retention on any one life during 2011 and 2010 was three hundred fifty thousand dollars for ordinary life plans and one hundred thousand dollars for group coverage. Effective January 1, 2012, the Company increased its maximum retention limit to five hundred thousand dollars on individual life products.

49

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The following table reflects the Company’s reinsurance partners whose reinsurance recoverable was 5% or greater of the Company's total reinsurance recoverable at December 31, 2012, along with their A. M. Best credit rating.

	A. M. Best Rating	Reinsurance Recoverable	% of Recoverable
TransAmerica Life Insurance Company	A+	$42,771	22%
Security Life of Denver	A	26,054	14%
RGA Reinsurance Company	A+	18,638	10%
Employers Reassurance Corporation	A-	16,521	9%
Union Security Insurance Company	A-	12,738	7%
Swiss Re America Corporation	A+	10,047	5%
UNUM Life Insurance Company of America	A	10,047	5%
Lewer Life Insurance Company	B	9,878	5%
Lincoln National Life Insurance Company	A+	9,466	5%
Swiss Re Life & Health America, Inc	A+	9,227	5%
Other (19 Companies)		25,226	13%
Total		$190,613	100%
A contingent liability exists with respect to reinsurance, which may become a liability of the Company in the unlikely event that the reinsurers should be unable to meet obligations assumed under reinsurance contracts. The solvency of reinsurers is reviewed annually.
The Company monitors several factors that it considers relevant to satisfy itself as to the ongoing ability of a reinsurer to meet the obligations of the reinsurance agreements. These factors include the credit rating of the reinsurer, the financial strength of the reinsurer, significant changes or events of the reinsurer, and any other factors that the Company believes relevant. If the Company believes that any reinsurer would not be able to satisfy its obligations with the Company, a separate contingency reserve may be established. At year-end 2012 and 2011, no reinsurer met these conditions.
16. Comprehensive Income
Comprehensive income is comprised of net income and other comprehensive income. Other comprehensive income includes the unrealized investment gains or losses on securities available for sale (net of adjustments for realized investment gains or losses) net of adjustments to DAC, VOBA, future policy benefits, and policyholder account balances. In addition, other comprehensive income includes the change in the liability for benefit plan obligations. Other comprehensive income reflects these items net of tax.

50

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

The table below provides information about comprehensive income for the years ended December 31.

	Pre-Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
2012:
Net unrealized gains (losses) arising during the year:
Fixed maturity securities	$72,768	$(25,469)	$47,299
Equity securities	(173)	61	(112)
Less reclassification adjustments:
Net realized investment gains, excluding impairment losses	2,961	(1,036)	1,925
Other-than-temporary impairment losses recognized in earnings	(2,526)	884	(1,642)
Other-than-temporary impairment losses recognized in other comprehensive income	808	(282)	526
Net unrealized gains excluding impairment losses	71,352	(24,974)	46,378
Change in benefit plan obligations	(3,317)	1,161	(2,156)
Effect on DAC and VOBA	(17,371)	6,080	(11,291)
Future policy benefits	(13,172)	4,611	(8,561)
Policyholder account balances	(557)	195	(362)
Other comprehensive income	$36,935	$(12,927)	$24,008
Net income			39,867
Comprehensive income			$63,875

	Pre-Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
2011:
Net unrealized gains (losses) arising during the year:
Fixed maturity securities	$91,750	$(32,113)	$59,637
Equity securities	(340)	119	(221)
Less reclassification adjustments:
Net realized investment gains, excluding impairment losses	5,422	(1,898)	3,524
Other-than-temporary impairment losses recognized in earnings	(2,952)	1,033	(1,919)
Other-than-temporary impairment losses recognized in other comprehensive income	943	(330)	613
Net unrealized gains excluding impairment losses	87,997	(30,799)	57,198
Change in benefit plan obligations	(23,237)	8,133	(15,104)
Effect on DAC and VOBA	(21,433)	7,501	(13,932)
Future policy benefits	(8,802)	3,081	(5,721)
Policyholder account balances	(249)	87	(162)
Other comprehensive income	$34,276	$(11,997)	$22,279
Net income			26,133
Comprehensive income			$48,412

51

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

	Pre-Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
2010:
Net unrealized gains (losses) arising during the year
Fixed maturity securities	$109,950	$(38,483)	$71,467
Equity securities	558	(195)	363
Less reclassification adjustments:
Net realized investment gains, excluding impairment losses	4,364	(1,527)	2,837
Other-than-temporary impairment losses recognized in earnings	(4,129)	1,445	(2,684)
Other-than-temporary impairment losses recognized in other comprehensive income	309	(108)	201
Net unrealized gains excluding impairment losses	109,964	(38,488)	71,476
Change in benefit plan obligations	2,187	(765)	1,422
Effect on DAC and VOBA	(36,593)	12,808	(23,785)
Future policy benefits	(7,100)	2,485	(4,615)
Policyholder account balances	(330)	116	(214)
Other comprehensive income	$68,128	$(23,844)	$44,284
Net income			22,302
Comprehensive income			$66,586
The following table provides accumulated balances related to each component of accumulated other comprehensive income at December 31.

	Unrealized Gain (Loss) on Non-Impaired Securities	Unrealized Gain (Loss) on Impaired Securities	Benefit Plan Obligations	DAC/ VOBA Impact	Future Policy Benefits	Policyholder Account Balances	Tax Effect	Total
2012:
Beginning of year	$213,800	$(15,612)	$(78,451)	$(56,971)	$(15,903)	$(578)	$(16,199)	$30,086
Other comprehensive income	54,654	16,698	(3,317)	(17,371)	(13,172)	(557)	(12,927)	24,008
End of year	$268,454	$1,086	$(81,768)	$(74,342)	$(29,075)	$(1,135)	$(29,126)	$54,094

2011:
Beginning of year	$122,422	$(12,231)	$(55,214)	$(35,538)	$(7,101)	$(329)	$(4,202)	$7,807
Other comprehensive income	91,378	(3,381)	(23,237)	(21,433)	(8,802)	(249)	(11,997)	22,279
End of year	$213,800	$(15,612)	$(78,451)	$(56,971)	$(15,903)	$(578)	$(16,199)	$30,086

17. Earnings Per Share
Due to the Company’s capital structure and the absence of other potentially dilutive securities, there is no difference between basic and diluted earnings per common share for any of the years reported. The average number of shares outstanding during 2012 was 11,095,777 shares (2011 - 11,419,931 shares; 2010 - 11,486,306 shares). The number of shares outstanding at year-end 2012 was 11,032,857 (2011 - 11,309,365).
.

52

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

18. Segment Information
The Company has three reportable business segments, which are defined based on the nature of the products and services offered: Individual Insurance, Group Insurance, and Old American. The Individual Insurance segment consists of individual insurance products for both Kansas City Life and Sunset Life. The Individual Insurance segment is marketed through a nationwide sales force of independent general agents and third-party marketing arrangements. The Group Insurance segment consists of sales of group life, dental, vision, and long-term and short-term disability products. This segment is marketed through a nationwide sales force of independent general agents, group brokers, and third-party marketing arrangements. The Old American segment consists of individual insurance products designed largely as final expense products. These products are marketed through a nationwide general agency sales force with exclusive territories, using direct response marketing to supply agents with leads.
Insurance revenues, as shown in the Consolidated Statements of Comprehensive Income, consist of premiums and contract charges, less reinsurance ceded. Insurance revenues are defined as “customer revenues” for segment reporting purposes. Other revenues consist primarily of supplementary contract considerations, policyholder dividends left with the Company to accumulate, income received on the sale of low income housing tax credits by a subsidiary of the Company, and fees charged on products and sales from the Company's broker-dealer subsidiary. Customer revenues are added to other revenues, net investment income, and realized investment gains (losses) to reconcile to the Company's total revenues. Benefits and expenses are specifically and directly identified and recorded by segment. Certain expenses may also be allocated as necessary.
Separate investment portfolios are maintained for each of the three life insurance companies. However, investment assets and income are allocated to the Group Insurance segment based upon its cash flows and future policy benefit liabilities. Most home office functions are fully integrated for all segments in order to maximize economies of scale. Therefore, operating expenses are allocated to the segments based upon internal cost studies, which are consistent with industry cost methodologies.

53

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

Inter-segment revenues are not material. The Company operates solely in the United States and no individual customer accounts for 10% or more of the Company’s revenue.

	Individual Insurance	Group Insurance	Old American	Intercompany Eliminations 1	Total
2012:
Insurance revenues (customer revenues)	$116,779	$48,823	$70,773	$(392)	$235,983
Net investment income	163,706	524	11,924	—	176,154
Realized investment gains (losses)	19,032	—	(596)	—	18,436
Other revenues	9,196	145	13	—	9,354
Total revenues	308,713	49,492	82,114	(392)	439,927

Policyholder benefits	86,627	26,803	46,748	—	160,178
Interest credited to policyholder account balances	82,043	—	—	—	82,043
Amortization of deferred acquisition costs	14,712	—	13,330	—	28,042
Operating expenses	70,711	23,699	16,151	(392)	110,169
Total benefits and expenses	254,093	50,502	76,229	(392)	380,432

Income (loss) before income tax expense (benefit)	54,620	(1,010)	5,885	—	59,495
Income tax expense (benefit)	17,762	(354)	2,220	—	19,628
Segment net income (loss)	$36,858	$(656)	$3,665	$—	$39,867

Segment assets	$4,140,048	$8,793	$376,904	$—	$4,525,745
Interest expense	4	—	—	—	4

1
Elimination entries to remove intercompany transactions for life and accident and health insurance that the Company purchases for its employees and agents were as follows: insurance revenues from the Group Insurance segment and operating expenses from the Individual Insurance segment to arrive at Consolidated Statements of Comprehensive Income.

54

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

	Individual Insurance	Group Insurance	Old American	Intercompany Eliminations 1	Total
2011:
Insurance revenues (customer revenues)	$111,381	$49,684	$67,869	$(535)	$228,399
Net investment income	164,595	547	12,086	—	177,228
Realized investment gains (losses)	3,282	—	(140)	—	3,142
Other revenues	10,110	149	15	—	10,274
Total revenues	289,368	50,380	79,830	(535)	419,043

Policyholder benefits	81,859	27,777	46,177	—	155,813
Interest credited to policyholder account balances	83,446	—	—	—	83,446
Amortization of deferred acquisition costs	21,645	—	12,321	—	33,966
Operating expenses	63,700	23,675	19,280	(535)	106,120
Total benefits and expenses	250,650	51,452	77,778	(535)	379,345

Income (loss) before income tax expense (benefit)	38,718	(1,072)	2,052	—	39,698
Income tax expense (benefit)	13,107	(375)	833	—	13,565
Segment net income (loss)	$25,611	$(697)	$1,219	$—	$26,133

Segment assets	$4,018,545	$9,161	$370,536	$—	$4,398,242
Interest expense	—	—	—	—	—

1
Elimination entries to remove intercompany transactions for life and accident and health insurance that the Company purchases for its employees and agents were as follows: insurance revenues from the Group Insurance segment and operating expenses from the Individual Insurance segment to arrive at Consolidated Statements of Comprehensive Income.

55

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

	Individual Insurance	Group Insurance	Old American	Intercompany Eliminations 1	Total
2010:
Insurance revenues (customer revenues)	$131,774	$49,355	$65,229	$(528)	$245,830
Net investment income	162,997	553	12,309	—	175,859
Realized investment gains	202	—	333	—	535
Other revenues	8,978	156	5	—	9,139
Total revenues	303,951	50,064	77,876	(528)	431,363

Policyholder benefits	106,523	32,131	44,343	—	182,997
Interest credited to policyholder account balances	85,949	—	—	—	85,949
Amortization of deferred acquisition costs	14,976	—	12,057	—	27,033
Operating expenses	60,141	21,917	19,095	(528)	100,625
Total benefits and expenses	267,589	54,048	75,495	(528)	396,604

Income (loss) before income tax expense (benefit)	36,362	(3,984)	2,381	—	34,759
Income tax expense (benefit)	12,855	(1,394)	996	—	12,457
Segment net income (loss)	$23,507	$(2,590)	$1,385	$—	$22,302

Segment assets	$3,956,721	$10,268	$366,113	$—	$4,333,102
Interest expense	1	—	—	—	1

1
Elimination entries to remove intercompany transactions for life and accident and health insurance that the Company purchases for its employees and agents were as follows: insurance revenues from the Group Insurance segment and operating expenses from the Individual Insurance segment to arrive at Consolidated Statements of Comprehensive Income.

The following table provides information about the Company’s customer revenues, net of reinsurance, for the years ended December 31.

	2012	2011	2010
Customer revenues by line of business:
Traditional individual insurance products, net	$87,266	$77,654	$90,456
Interest sensitive products	84,904	86,112	90,568
Variable life insurance and annuities	14,990	14,949	15,451
Group life and accident and health products, net	48,823	49,684	49,355
Insurance revenues	$235,983	$228,399	$245,830

56

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

19. Quarterly Consolidated Financial Data (unaudited)
The unaudited quarterly results of operations for the years ended December 31, 2012 and 2011 are summarized in the table below.

	First	Second	Third	Fourth
2012:
Total revenues	$119,908	$106,757	$104,260	$109,002

Net income	19,441	8,397	4,132	7,897

Per common share,
basic and diluted	1.72	0.78	0.38	0.71

2011:
Total revenues	$108,459	$103,823	$103,271	$103,490

Net income	4,791	11,173	4,466	5,703

Per common share,
basic and diluted	0.42	0.97	0.39	0.51
20. Statutory Information and Stockholder Dividends Restriction
The table below provides Kansas City Life’s net gain from operations, net income, and capital and surplus (stockholders' equity) on the statutory basis used to report to regulatory authorities for the years ended December 31.
	2012	2011	2010

Net gain from operations	$32,102	$26,856	$13,400

Net income	46,474	22,639	12,748

Capital and surplus	327,444	307,153	322,459
Stockholder dividends may not exceed statutory unassigned surplus. Additionally, under Missouri law, the Company must have the prior approval of the Missouri Director of Insurance in order to pay dividends in any consecutive twelve-month period exceeding the greater of statutory net gain from operations for the preceding year or 10% of statutory stockholders' equity at the end of the preceding year. Kansas City Life, as the parent company, believes it has sufficient cash resources, independent of dividends paid by its affiliates, to satisfy its own stockholder dividend payments. In addition, the Company believes that individually each of the insurance enterprises has sufficient cash flows to satisfy the anticipated cash dividends that are expected to be declared.
For Kansas City Life, the maximum stockholder dividends payable without prior approval in 2013 is $32.7 million, 10% of 2012 capital and surplus. For Old American and Sunset Life, the maximum stockholder dividends payable without prior approval in 2013 is $2.4 million and $6.5 million, respectively, which is the statutory net gain from operations for the preceding year for each company. Each of the individual insurance enterprises believes that the statutory limitations impose no practical restrictions on any of its dividend payment plans.
On a statutory basis, insurance companies are monitored and evaluated by state insurance departments as to the financial adequacy of statutory capital and surplus in relation to each company's risks. One such measure is through the risk-based capital (RBC) guidelines. RBC requirements are intended to be used by insurance regulators as an early warning tool to identify deteriorating or weakly capitalized insurance companies for the purpose of initiating regulatory action. RBC guidelines consist of target statutory surplus levels based on the relationship of statutory capital and surplus to the sum of weighted risk exposures. The RBC calculation determines both an authorized control level and a total adjusted capital prepared on the RBC basis. Generally, regulatory action is at 150% of the authorized control level. Each of the three insurance companies was well in excess of the control level at December 31, 2012. Kansas City Life's RBC was approximately 825%, Old American was approximately 750%, and Sunset Life was approximately 825%.
The Company is required to deposit a defined amount of assets with state regulatory authorities. Such assets had a statutory carrying value of $12.7 million at December 31, 2012 (2011 - $12.9 million; 2010 - $12.0 million).

57

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

21. Commitments
In the normal course of business, the Company has open purchase and sale commitments. At December 31, 2012, the Company had purchase commitments to fund mortgage loans and affordable housing projects of $8.6 million and one construction-to-permanent loan of $0.3 million that is subject to the borrower’s performance, and $5.3 million for the development of real estate investments.
Subsequent to December 31, 2012 the Company entered into commitments to fund additional mortgage loans of $12.9 million and $10.4 million for the acquisition and development of real estate investments.
22. Contingent Liabilities
The Company and its subsidiaries are, from time to time, involved in litigation, both as a defendant and as a plaintiff. The life insurance industry, including the Company and its insurance subsidiaries, has been subject to an increase in litigation in recent years. Such litigation has been pursued on behalf of purported classes of insurance purchasers, often questioning the conduct of insurers in the marketing of their products.
The Company's broker-dealer and investment advisor subsidiary is involved in a business that involves a substantial risk of liability. Legal and other proceedings involving financial services firms, including the Company's subsidiary, continue to have a significant impact on the industry. Significant matters over the last few years have included registered representative activity and certain types of securities products (particularly private placements and real estate investment products).
The Company and its subsidiaries are subject to regular reviews and inspections by state and federal regulatory authorities. State insurance examiners may, from time to time, conduct examinations or investigations into industry practices and into customer complaints. A regulatory violation discovered during a review, inspection, or investigation could result in a wide range of remedies that could include the imposition of sanctions against the Company, its subsidiaries, or its employees.
Certain securities policies, contracts, and annuities offered by the Company and its broker-dealer and investment advisor subsidiary are subject to regulation under the federal securities laws administered by the SEC. Federal securities laws contain regulatory restrictions and criminal, administrative, and private remedial provisions. From time to time, the SEC and the Financial Industry Regulatory Authority ("FINRA") examine or investigate the activities of broker-dealers and investment advisors, including the Company's affiliated broker-dealer and investment advisor subsidiary. These examinations often focus on the activities of registered principals, registered representatives and registered investment advisors doing business through that entity. It is possible that the results of any examination may lead to changes in systems or procedures, payments of fines and penalties, payments to customers, or a combination thereof, any of which could have a material adverse effect on the Company's financial condition or results of operations.
The life insurance industry has been the subject of significant regulatory and legal activities regarding the use of the U.S. Social Security Administration's Death Master File (“Death Master File”) in the claims process. The focus of the activity has related to the industry's compliance with state unclaimed property and escheatment laws. Certain states have proposed, and many other states are considering, new legislation and regulations related to unclaimed life insurance benefits and the use of the Death Master File in the claims process.  It is possible that audits and/or the enactment of new state laws could result in identifying payments to beneficiaries more quickly than under the current legislative and regulatory standards established for life insurance claims or may provide for additional escheatment of funds deemed abandoned under state laws.  The audits could also result in administrative penalties.  Given the legal and regulatory uncertainty in this area, it is also possible that life insurers, including the Company, may be subject to claims concerning their business practices. West Virginia, for example, has initiated litigation against a large number of life insurance companies, including Old American, under the abandoned property laws of that state.  Based on its analysis to date, the Company believes that it has sufficiently reviewed its existing business and has adequately reserved for any contingency from any change in statute or regulation.  Additional costs that cannot be reasonably estimated as of the date of this filing are possible as a result of ongoing regulatory developments and other future requirements related to this matter. Any resulting additional payments or costs could be significant and could have a material adverse effect on the Company's financial condition or results of operations.
In addition to the specific items above, the Company and its subsidiaries are defendants in, or subject to, other claims or legal actions related to insurance and investment products. Some of these claims and legal actions are in jurisdictions where juries are given substantial latitude in assessing damages, including punitive damages.
Although no assurances can be given and no determinations can be made at this time, management believes that the ultimate liability, if any, with respect to these regulatory matters, legal actions, and other claims would not have a material effect on the Company's business, results of operations, or financial position.

58

Kansas City Life Insurance Company
Notes to Consolidated Financial Statements–(Continued)

In accordance with applicable accounting guidelines, the Company establishes an accrued liability for litigation and regulatory matters when those matters present loss contingencies that are both probable and estimable. As a litigation or regulatory matter develops, it is evaluated on an ongoing basis, often in conjunction with outside counsel, as to whether the matter presents a loss contingency that meets conditions indicating the need for accrual and/or disclosure. If and when a loss contingency related to litigation or regulatory matters is deemed to be both probable and estimable, the Company establishes an accrued liability. This accrued liability is then monitored for further developments that may affect the amount of the accrued liability.
While the Company makes every effort to appropriately accrue liability for litigation and other legal proceedings, the outcome of such matters (including any amount of settlement, judgment or fine) is inherently difficult to predict. This difficulty arises from the need to gather all relevant facts (which may or may not be available) and to apply those facts to complex legal principles. Based on currently available information, the Company does not believe that any litigation, proceeding or other matter to which it is a party or otherwise involved will have a material adverse effect on its financial position, the results of its operations, or its cash flows. However, an adverse development or an increase in associated legal fees could be material in a particular period depending, in part, on the Company's operating results in that period.
23. Guarantees and Indemnifications
The Company is subject to various indemnification obligations issued in conjunction with certain transactions, primarily assumption reinsurance agreements, stock purchase agreements, mortgage servicing agreements, tax credit assignment agreements, construction and lease guarantees, and borrowing agreements whose terms range in duration and often are not explicitly defined. Generally, a maximum obligation is not explicitly stated. Therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. The Company is unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications. The Company believes that the likelihood is remote that material payments would be required under such indemnifications and therefore such indemnifications would not result in a material adverse effect on the financial position or results of operations.
24. Subsequent Events
On January 28, 2013, the Kansas City Life Board of Directors declared a quarterly dividend of $0.27 per share, paid on February 13, 2013 to stockholders of record on February 7, 2013.

59

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholders
Kansas City Life Insurance Company

We have audited the accompanying consolidated balance sheets of Kansas City Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of comprehensive income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited financial statement schedules I to V. We also have audited the Company's internal control over financial reporting as of December 31, 2012, based on criteria established in Internal Control - Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). The Company's management is responsible for these consolidated financial statements and financial statement schedules, for maintaining effective internal control over financial reporting, and for its assessment of the effectiveness of internal control over financial reporting, included in the accompanying Management's Assessment of Internal Control Over Financial Reporting. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules and an opinion on the Company's internal control over financial reporting based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement and whether effective internal control over financial reporting was maintained in all material respects. Our audits of the consolidated financial statements included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our audit of internal control over financial reporting included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal control based on the assessed risk. Our audits also included performing such other procedures as we considered necessary in the circumstances. We believe that our audits provide a reasonable basis for our opinions.
A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Kansas City Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein. Also in our opinion, Kansas City Life Insurance Company and subsidiaries maintained, in all material respects, effective internal control over financial reporting as of December 31, 2012, based on criteria established in Internal Control - Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission.
As discussed in Note 3 to the consolidated financial statements, effective January 1, 2012, the Company modified the types of costs incurred that can be capitalized when issuing or renewing insurance contracts due to the prospective adoption of Financial Accounting Standards Board Accounting Standards Update (ASU) No. 2010-26, Accounting for Costs associated with Acquiring or Renewing Insurance Contracts.
/s/ KPMG LLP
Kansas City, Missouri
February 28, 2013

60

Stockholder Information
Corporate Headquarters
Kansas City Life Insurance Company
3520 Broadway
Post Office Box 219139
Kansas City, Missouri 64121-9139
Telephone: (816) 753-7000
Fax: (816) 753-4902
Internet: www.kclife.com
E-mail: kclife@kclife.com
Notice of Annual Meeting
The annual meeting of stockholders will be held at 9 a.m. on Thursday, April 18, 2013 at Kansas City Life's corporate headquarters.
Transfer Agent
Janice Poe, Stock Agent and Assistant Secretary
Kansas City Life Insurance Company
Post Office Box 219139
Kansas City, Missouri 64121-9139
10-K Request
Stockholders may request a free copy of Kansas City Life's Form 10-K, as filed with the Securities and Exchange Commission, by writing to Secretary, Kansas City Life Insurance Company.
Security Holders
At January 31, 2013, Kansas City Life had approximately 3,355 security holders, including individual participants in security position listings.

61

Stock and Dividend Information
The following table presents the high and low prices for the Company’s common stock for the periods indicated and the dividends declared per share and paid during such periods. The Company’s common stock is traded on the NASDAQ Capital Market under the symbol “KCLI.”

	High	Low	Dividends Paid
2012:
First quarter	$34.54	$31.29	$0.27
Second quarter	34.94	30.82	0.27
Third quarter	38.84	34.31	0.27
Fourth quarter*	39.36	34.61	0.54
			$1.35
2011:
First quarter	$34.45	$29.70	$0.27
Second quarter	32.35	28.48	0.27
Third quarter	31.57	28.37	0.27
Fourth quarter	36.07	30.16	0.27
			$1.08
*In the fourth quarter, the Company declared and paid two dividends. The first was for $0.27 per share, which was declared in October 2012 and paid in November 2012. The second dividend was a special dividend of $0.27 per share, which was declared and paid in December 2012.
A quarterly dividend of $0.27 per share was paid February 13, 2013.
NASDAQ market quotations are compiled according to Company records and may reflect inter-dealer prices, without markup, markdown, or commission and may not necessarily represent actual transactions.
The Company has determined at this time that all compensation shall be paid in cash. As a result, the Company currently offers no equity compensation or equity compensation plan to its employees.

62

PART C
OTHER INFORMATION

Item 26.  Exhibits

(a)  Board of Directors Resolution.

Resolution of the Board of Directors of Kansas City Life Insurance Company establishing the Kansas City Life Variable Life Separate Account. (1)

(b)  Custodian Agreements.

Not Applicable.

(c)  Underwriting Contracts.

(1)	Distribution Agreement between Kansas City Life Insurance Company and Sunset Financial Services, Inc. (11)

(2)	Amendment to Distribution Agreement between Kansas City Life Insurance Company and Sunset Financial Services, Inc. (11)

(d)  Contracts.

(1)	Specimen Contract Form. (1)

(2)	Disability Continuance of Insurance Rider. (2)

(3)	Accidental Death Rider. (2)

(4)	Option to Increase Specified Amount Rider. (2)

(5)	Spouse’s Term Insurance Rider. (2)

(6)	Children’s Term Insurance Rider. (2)

(7)	Other Insured Term Insurance Rider. (2)

(8)	Extra Protection Rider. (2)

(9)	Disability Premium Benefit Rider. (2)

(10)	Temporary Life Insurance Agreement. (2)

(11)	Unisex Contract Amendment. (2)

(12)	Maturity Extension Rider. (3)

(13)	Accelerated Death Benefit/Living Benefits Rider. (4)

(14)	Monthly Benefit Rider. (8)

(15)	Acceleration of Death Proceeds/Enhanced Living Benefits Rider. (9)

(16)	Accelerated Death Benefit/Terminal Illness Rider. (9)

(17)	Designation of Death Benefit Payout Endorsement. (15)

(e)  Applications.

Application Form. (5)

1

(f)  Depositor’s Certificate of Incorporation and By-Laws.

(1)	Articles of Incorporation of Bankers Life Association of Kansas City. (1)

(2)	Restated Articles of Incorporation of Kansas City Life Insurance Company. (1)

(3)	By-Laws of Kansas City Life Insurance Company. (1)

(g)  Reinsurance Contracts. (7)

(h)  Participation Agreements.

(1)	Participation Agreement between AIM Variable Insurance Funds, Inc., A I M Distributors Inc., Kansas City Life Insurance Company, and Sunset Financial Services, Inc. (11)

a.	Amendment to Participation Agreement between AIM Variable Insurance Funds, Inc., A I M Distributors Inc., Kansas City Life Insurance Company, and Sunset Financial Services, Inc. (11)

b.	Amendment to Participation Agreement between AIM Variable Insurance Funds, Inc., A I M Distributors Inc., Kansas City Life Insurance Company, and Sunset Financial Services, Inc. (11)

(2)	Participation Agreement between Kansas City Life Insurance Company, TCI Portfolios, Inc., and Investors Research Corporation. (11)

a.	Amendment to Participation Agreement between Kansas City Life Insurance Company, TCI Portfolios, Inc., and Investors Research Corporation. (11)

b.	Amendment to Participation Agreement between Kansas City Life Insurance Company, TCI Portfolios, Inc., and Investors Research Corporation. (11)

c.	Amendment to Participation Agreement between Kansas City Life Insurance Company, TCI Portfolios, Inc., and Investors Research Corporation. (11)

d.	Novation Agreement between American Century Investment Services, Inc., American Century Services, LLC., and Kansas City Life Insurance Company. (12)

(3)	Amended and Restated Participation Agreement between Calmos Advisors Trust, Calamos Asset Management, Inc., Calamos Financial Services, Inc., and Kansas City Life Insurance Company. (11)

a.	Amendment to Amended and Restated Participation Agreement between Calmos Advisors Trust, Calamos Asset Management, Inc., Calamos Financial Services, Inc., and Kansas City Life Insurance Company. (11)

(4)
Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). (11)

a.
Amendment to Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). (11)

b.
Amendment to Fund Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). (13)

(5)	Participation Agreement between Federated Securities Corp., Federated Insurance Series, and Kansas City Life Insurance Company. (12)

a.	Amendment to Participation Agreement between Federated Securities Corp., Federated Insurance Series, and Kansas City Life Insurance Company. (12)

2

(6)	Participation Agreement between Variable Insurance Products Funds, Fidelity Distributors Corporation, and Kansas City Life Insurance Company. (11)

a.	Amendment to Participation Agreement between Variable Insurance Products Funds, Fidelity Distributors Corporation, and Kansas City Life Insurance Company. (11)

b.	Amendment to Participation Agreement between Variable Insurance Products Funds, Fidelity Distributors Corporation, and Kansas City Life Insurance Company. (11)

c.	Amendment to Participation Agreement between Variable Insurance Products Funds, Fidelity Distributors Corporation, and Kansas City Life Insurance Company. (12)

(7)
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Kansas City Life Insurance Company, and Sunset Financial Services, Inc. (12)

a.
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Kansas City Life Insurance Company, and Sunset Financial Services, Inc. (13)

(8)
Participation Agreement between Kansas City Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J. P. Morgan Investment Management Inc., and JPMorgan Funds Management, Inc. (11)

(9)	Participation Agreement between MFS Variable Insurance Trust, Kansas City Life Insurance Company, and Massachusetts Financial Services Company. (11)

a.	Amendment to Participation Agreement between MFS Variable Insurance Trust, Kansas City Life Insurance Company, and Massachusetts Financial Services Company. (11)

b.	Amendment to Participation Agreement between MFS Variable Insurance Trust, Kansas City Life Insurance Company, and Massachusetts Financial Services Company. (11)

c.	Amendment to Participation Agreement between MFS Variable Insurance Trust, Kansas City Life Insurance Company, and Massachusetts Financial Services Company. (11)

d.	Amendment to Participation Agreement between MFS Variable Insurance Trust, Kansas City Life Insurance Company, and Massachusetts Financial Services Company. (11)

(10)	Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc., and Kansas City Life Insurance Company. (11)

a.	Amendment to Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc., and Kansas City Life Insurance Company. (11)

b.	Amendment to Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc., and Kansas City Life Insurance Company. (11)

c.
Assignment and Assumption Agreement between Kansas City Life Insurance Company (“Kansas City Life”), Seligman Portfolios, Inc., Columbia Management Investment Advisers, LLC (formerly named RiverSource Investments, LLC, and successor to Seligman Advisors, Inc.) (“Columbia”), and Columbia Funds Variable Insurance Trust. (13)

d.
Assignment and Assumption Agreement between Kansas City Life Insurance Company (“Kansas City Life”), Columbia Management Investment Advisers, LLC (formerly named RiverSource Investments, LLC, and successor to Seligman Advisors, Inc.) (“Columbia”), Seligman Portfolios, Inc. and RiverSource Variable Series Trust. (13)

(11)	Participation Agreement between Northern Lights Variable Trust and Kansas City Life Insurance Company. (14)

(i)  Administrative Contracts.

(1)	Administrative Services Agreement between Kansas City Life Insurance Company and A I M Advisors, Inc. (11)

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(2)	Administrative Services Agreement between Calamos Asset Management, Inc. and Kansas City Life Insurance Company. (11)

(3)	Administrative Agreement between Federated Securities Corp. and Kansas City Life Insurance Company. (11)

(j)  Other Material Contracts.

(1)	Rule 22c-2 Agreement between AIM Investment Services, Inc. and Kansas City Life Insurance Company dated June 2, 2006. (10)

(2)	Rule 22c-2 Agreement between American Century Investment Services, Inc. and Kansas City Life Insurance Company dated June 28, 2006. (10)

(3)	Rule 22c-2 Agreement between Calamos Financial Services, LLC. and Kansas City Life Insurance Company dated April 16, 2007. (10)

(4)	Rule 22c-2 Agreement between Dreyfus Service Corporation and Kansas City Life Insurance Company dated September 19, 2006. (10)

(5)	Rule 22c-2 Agreement between MFS Fund Distributors, Inc. ("MFD") and Kansas City Life Insurance Company dated September 19, 2006. (10)

(6)	Rule 22c-2 Agreement between Seligman Group of Funds and Kansas City Life Insurance Company dated April 3, 2007. (10)

(7)	Supplemental Payment Agreement between Kansas City Life Insurance Company, JPMorgan Investment Advisors Inc., and J.P. Morgan Investment Management Inc. (11)

(8)	Indemnification Agreement between Massachusetts Financial Services Company and Kansas City Life Insurance Company. (11)

(9)	Shareholder Servicing Agreement between Seligman Advisors, Inc. and Kansas City Life Insurance Company. (11)

(10)	Distribution and Shareholder Services Agreement between Kansas City Life Insurance Company and Northern Lights Variable Trust. (14)

(k)  Legal Opinion.

Opinion and Consent of A. Craig Mason Jr., Esq. as to the legality of the securities being registered. (16)

(l)  Actuarial Opinion.

Not Applicable.

(m)  Calculations.

Not Applicable.

(n)  Other Opinions.

(1)	Consent of Sutherland Asbill & Brennan LLP. (16)

(2)	Consent of KPMG LLP. (16)

(o)  Omitted Financial Statements.

Not Applicable.

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(p)  Initial Capital Agreements.

Not Applicable.

(q)  Redeemability Exemption.

Memorandum describing issuance, transfer and redemption procedures. (6)
__________

(1)  Incorporated herein by reference to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on August 2, 1995 (File No. 033-95354).

(2)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on December 19, 1995 (File No. 033-95354).

(3)  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 30, 1998 (File No. 033-95354).

(4)  Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on January 29, 1999 (File No. 033-95354).

(5)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on May 4, 2001 (File No. 333-49000).

(6)  Incorporated herein by reference to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed on April 19, 1999 (File No. 033-95354).

(7)  Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 28, 2003 (File No. 033-95354).

(8)  Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on May 1, 2006 (File No. 033-95354).

(9)  Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on August 31, 2006 (File No. 33-95354).

(10)  Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 30, 2007 (File No. 033-95354).

(11)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 28, 2009 (File No. 333-150926).

(12)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Kansas City Life Variable Annuity Separate Account filed with the Securities and Exchange Commission on April 27, 2010 (File No. 333-165116).

(13)  Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 for Kansas City Life Variable Annuity Separate Account filed with the Securities and Exchange Commission on April 29, 2011 (File No. 033-89984).

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(14)  Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 for Kansas City Life Variable Annuity Separate Account filed with the Securities and Exchange Commission on April 27, 2012 (File No. 033-89984).

(15)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 29, 2013 (File No. 333-150926).

(16)  Filed herewith.

Item 27.  Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Kevin G. Barth	Director
R. Philip Bixby	President, CEO, Chairman of the Board and Director
Walter E. Bixby	Executive Vice President, Vice Chairman of the Board and Director
Nancy Bixby Hudson	Director
William R. Blessing	Director
Michael Braude	Director
James T. Carr	Director
John C. Cozad	Director
Charles R. Duffy, Jr.	Senior Vice President, Operations
Richard L. Finn	Director
David S. Kimmel	Director
Tracy W. Knapp	Senior Vice President, Finance, CFO and Director
Donald E. Krebs	Senior Vice President, Sales and Marketing
David A. Laird	Vice President and Controller
A. Craig Mason Jr.	Senior Vice President, General Counsel and Secretary
Cecil R. Miller	Director
Mark A. Milton	Senior Vice President, Actuary and Director
Robert W. Nagel	Assistant Vice President, Governmental Affairs and Treasurer
Stephen E. Ropp	Vice President, Insurance Services
William A. Schalekamp	Director

 * The principal business address for each officer and director is 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 28.  Persons Controlled by or Under Common Control with the Depositor or Registrant

Name	Jurisdiction	Percent of Voting Securities Owned
Sunset Life Insurance Company of America	Washington	Ownership of all voting securities by depositor
Sunset Financial Services, Inc.	Washington	Ownership of all voting securities by Sunset Insurance Company of America
KCL Service Company	Missouri	Ownership of all voting securities by depositor
Old American Insurance Company	Missouri	Ownership of all voting securities by depositor
Kansas City Life Financial Group, Inc.	Missouri	Ownership of all voting securities by depositor

Item 29.  Indemnification

The By-Laws of Kansas City Life Insurance Company provide, in part, in Article XII:

1.  The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the

6

best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

2.  The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

3.  To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.

4.  Any indemnification under sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company.

5.  Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.

6.  The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

7.  The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct . Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.

8.  The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against

7

him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.

9.  For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer, employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

10.  For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.

11.  Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.

12.  To the extent that the indemnification of Officers, Directors or employees as permitted under section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by section 351.355.

13.  The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.

14.  If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.

Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.

Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 30.  Principal Underwriter

(a)  Other Activity.

In addition to Kansas City Life Variable Life Separate Account, Sunset Financial Services, Inc. is the principal underwriter for policies offered by Kansas City Life Insurance Company through Kansas City Life Variable Annuity Separate Account.

(b)  Management.

The directors and principal officers of Sunset Financial Services, Inc. are as follows:

Name and Principal Business Address*	Positions and Offices with Sunset Financial Services, Inc.
R. Philip Bixby	Chairman of the Board and Director
Walter E. Bixby	Director
Janice L. Brandt	Assistant Vice President
Susanna J. Denney	Vice President
Charles R. Duffy, Jr.	Director
Gary K. Hoffman	Assistant Secretary
Donald E. Krebs	Director
David A. Laird	Treasurer
A. Craig Mason Jr.	Secretary and Director
Dustin S. Meza	Assistant Vice President
Mark A. Milton	Director
Kristen Peil	Assistant Vice President
Kelly T. Ullom	Executive Officer/Vice President

* The Principal business address of all of the persons listed above is P.O. Box 219365, Kansas City, Missouri, 64121-9365.

(c)  Compensation from the Registrant.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Sunset Financial Services, Inc.	$1,774,007.00	None	N/A	N/A

Item 31.  Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life Insurance Company at 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 32.  Management Services

All management contracts are discussed in Part A or Part B.

Item 33.  Fee Representation

Kansas City Life Insurance Company represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Kansas City Life Insurance Company.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kansas City Life Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Securities Act Rule 485(b) and has duly caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be here unto affixed and attested, all in the City of Kansas City and the State of Missouri on the 22nd day of April, 2013.

Kansas City Life Variable Life Separate Account
(Registrant)

(SEAL)	By: /s/ R. Philip Bixby, President R. Philip Bixby, President, CEO, Chairman of the Board and Director

Kansas City Life Insurance Company
(Depositor)

Attest: /s/ A. Craig Mason Jr A. Craig Mason Jr., Secretary	By: /s/ R. Philip Bixby, President R. Philip Bixby, President, CEO, Chairman of the Board and Director

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ R. Philip Bixby, President R. Philip Bixby	President, CEO, Chairman of the Board and Director (Principal Executive Officer)	April 22, 2013

/s/ Tracy W. Knapp Tracy W. Knapp	Senior Vice President, Finance, CFO and Director (Principal Financial Officer)	April 22, 2013

/s/ David A. Laird David A. Laird	Vice President and Controller (Principal Accounting Officer)	April 22, 2013

/s/ Walter E. Bixby Walter E. Bixby	Vice Chairman of the Board and Director	April 22, 2013

/s/ Kevin G. Barth Kevin G. Barth	Director	April 22, 2013

/s/ Nancy Bixby Hudson Nancy Bixby Hudson	Director	April 22, 2013

/s/ William R. Blessing William R. Blessing	Director	April 22, 2013

/s/ Michael Braude Michael Braude	Director	April 22, 2013

James T. Carr	Director	April 22, 2013

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/s/ John C. Cozad John C. Cozad	Director	April 22, 2013

/s/ Richard L. Finn Richard L. Finn	Director	April 22, 2013

/s/ David S. Kimmel David S. Kimmel	Director	April 22, 2013

/s/ Cecil R. Miller Cecil R. Miller	Director	April 22, 2013

/s/ Mark A. Milton Mark A. Milton	Director	April 22, 2013

/s/ William A. Schalekamp William A. Schalekamp	Director	April 22, 2013

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Exhibit Index

(k)           Opinion and Consent of A. Craig Mason Jr., Esq. as to the legality of the securities being registered.

(n)(1)           Consent of Sutherland Asbill & Brennan LLP.

(n)(2)           Consent of KPMG LLP.

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